As filed with the Securities and Exchange Commission on April 29, 2005

Registration No. 333-7509

811-7689

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 20

and

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 41

RETIREMENT BUILDER

VARIABLE ANNUITY ACCOUNT

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001

(Address of Depositor’s Principal Executive Offices)

(319) 297-8468

Depositor’s Telephone Number, including Area Code

Frank A. Camp, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-0001

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland, Asbill and Brennan L.L.P.

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on May 1, 2005 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

RETIREMENT INCOME BUILDER VARIABLE ANNUITY

Issued by

Transamerica Life Insurance Company

Supplement Dated May 1, 2005

to the

Prospectus dated May 1, 2005

Effective immediately, we will not accept any premium payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer which would result in the policy value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Retirement Income Builder Variable Annuity dated May 1, 2005

RIB Fixed Limt 05

RETIREMENT INCOME BUILDER VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2005

to the

Prospectus dated May 1, 2005

5 FOR LIFE RIDER

You may elect to purchase the optional 5 For Life rider which provides you with a guaranteed minimum withdrawal benefit. This rider is available during the accumulation phase but it will not be issued if the annuitant is age 91 or older. The maximum issue age may be lower if required by state law.

You should view this rider as a way to permit you to invest in variable investment options while still having your liquidity protected to the extent provided hereby.

The 5 For Life rider may vary for certain policies and may not be available for all policies. Please contact us at (800) 525-6205 for additional information regarding the availability of the 5 For Life rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

Fee Table

Optional Rider Fees:
5 For Life Rider(1)	0.60%

(1)	The fee is a percentage of the total withdrawal base.

5 For Life Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the variable investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year starting with the calendar year immediately following the annuitant’s 59th birthday until the annuitant’s death (unless your minimum remaining withdrawal amount is reduced to zero because of “excess” withdrawals; see adjusted partial withdrawals, below). All withdrawals before age 59 are excess withdrawals.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Retirement Income Builder Variable Annuity dated May 1, 2005

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each calendar year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 For Life Rider unless:

•	the annuitant is age 90 or younger;

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See adjusted partial withdrawals.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date. The maximum annual withdrawal amount remains zero until the first day of the calendar year after the annuitant’s 59th birthday. The maximum annual withdrawal amount for that calendar year and each subsequent calendar year is equal to 5% of the total withdrawal base.

If the annuitant is at least 59 years old on the rider date the maximum annual withdrawal amount in the year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to 5% of the total withdrawal base.

For qualified policies:

If the annuitant is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•	an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

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Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Since the total withdrawal base of the rider is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent adjusted partial withdrawals.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base and minimum remaining withdrawal amount by the greater of the dollar amount of the withdrawal or on a pro rata basis (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantee offered by this rider.

Please note: Gross partial withdrawals of greater than the maximum annual withdrawal amount will result in an excess partial withdrawal as will any partial withdrawal before the January 1st following the annuitant’s 59th birthday and will reduce the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis.

5 For Life Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values.

Designated Investment Options. If you elect the 5 For Life benefit, you must allocate 100% of your policy value to the following “designated funds:”

Asset Allocation – Conservative Portfolio

    – Initial Class

Asset Allocation – Moderate Portfolio

    – Initial Class

Asset Allocation – Moderate Growth Portfolio

    – Initial Class

Fidelity – VIP Money Market Portfolio – Initial Class

Fixed Account

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If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated fund.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage). The new rider effective date will be the date the Company receives all necessary information.

Death Benefit. If you elect the 5 For Life benefit, upon the death of the annuitant we will add an additional amount to the death benefit payable. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner may elect to annuitize the maximum annual withdrawal amount instead of receiving the cash value. If such an election is made, the policy is terminated and the cash value is forfeited.

Termination. The 5 For Life rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 For Life rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•	annuitization; or

•	termination of your policy.

The 5 For Life rider may vary for certain optional features, certain policies and may not be available for all policies.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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RETIREMENT INCOME BUILDER VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2005

to the

Prospectus dated May 1, 2005

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the living benefits rider. Please Note: You cannot elect this rider if you have elected certain other optional benefits under the policy. Certain protections under the rider are available only if you hold the rider for ten years. In addition, if you elect the rider, we will monitor your policy value and may transfer amounts back and forth between specified investment options under the policy and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider.

The living benefits rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the living benefits rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

Fee Table

Optional Rider Fees:
Living Benefits Rider(1)	0.60%

(1)	The fee is a percentage of the “principal back” total withdrawal base.

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Retirement Income Builder Variable Annuity dated May 1, 2005

Guaranteed Future Value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value are as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges and excess interest adjustments that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. Assume that on the guaranteed future value date your policy value has declined to $90,000 because of negative investment performance. We will add $10,000 to your policy value.

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Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments before the guaranteed future value date, you should consider whether electing the rider is in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of liquidity regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this benefit:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit you can withdraw up to

•	7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero; or

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 each rider year for the next fourteen years and $2,000 in the next year so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•	5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess” withdrawals (see adjusted partial withdrawals, below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

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Please note:

•	Withdrawals under the 5% “for life” guarantee cannot be commenced until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees on a pro rata basis (possibly to zero). See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantees.

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount will result in an excess partial withdrawal under the “for life” guarantee as will any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday and will reduce the “for life” maximum annual withdrawal amount, “for life” total withdrawal base, and “for life” minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal is illustrated below.

			5% “For Life”
Date	Policy Value before the Withdrawal	Gross Withdrawal	Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

As this illustration shows, a 7% “principal back” withdrawal reduces the 5% “for life” total withdrawal base by $2,222.22, the 5% “for life” minimum remaining withdrawal amount by $7,111.11, and the 5% “for life” maximum annual withdrawal amount by $111.11.

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Living Benefits Rider Fee

A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities - Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities – Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the living benefits rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment options.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment options will occur.

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When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitants 86th birthday, you can upgrade the total withdrawal base and guaranteed future value to the policy value after the third rider anniversary by sending us written notice. At that time the minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The principal back and for life withdrawal percentages will not change. The new rider effective date and guaranteed future value date will be the date the Company receives all necessary information.

Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the third rider anniversary);

•	annuitization; or

•	termination of your policy.

The living benefits rider may vary for certain policies and may not be available for all policies.

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RETIREMENT

INCOME BUILDER

VARIABLE ANNUITY

Issued Through

RETIREMENT BUILDER VARIABLE

ANNUITY ACCOUNT

by

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2005

This flexible premium deferred annuity policy has many investment choices. There is a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), and various underlying fund portfolios. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the underlying fund portfolios.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Retirement Income Builder Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2005. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the separate account can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the underlying funds:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

This flexible premium annuity policy has many investment choices. There is a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), and various underlying fund portfolios offered by the underlying funds listed below. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the underlying fund portfolios.

AEGON/TRANSAMERICA SERIES TRUST - INITIAL CLASS

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation - Conservative Portfolio

Asset Allocation - Growth Portfolio

Asset Allocation - Moderate Portfolio

Asset Allocation - Moderate Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND - INITIAL CLASS

Managed by Fidelity Management & Research Company

Fidelity - VIP Asset ManagerSM Portfolio

Fidelity - VIP Asset Manager: Growth® Portfolio

Fidelity - VIP Balanced Portfolio

Fidelity - VIP Contrafund® Portfolio

Fidelity - VIP Equity-Income Portfolio

Fidelity - VIP Growth Portfolio

Fidelity - VIP Growth & Income Portfolio

Fidelity - VIP Growth Opportunities Portfolio

Fidelity - VIP High Income Portfolio

Fidelity - VIP Investment Grade Bond Portfolio

Fidelity - VIP Mid Cap Portfolio

Fidelity - VIP Money Market Portfolio

Fidelity - VIP Overseas Portfolio

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as Subadviser

Fidelity - VIP Index 500 Portfolio

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month following the month after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The adjusted policy value less any applicable surrender charge and any rider fees (imposed upon surrender).

Cumulative Free Percentage—The percentage (as applied to the policy value) which is available free of any surrender charge. The cumulative free percentage is 10% as of the Policy Date and accumulates at 10% on each successive policy anniversary. The unused portion of cumulative free percentage in any policy year will be carried forward at each successive policy anniversary. Any portion of the cumulative free percentage previously taken will reduce the cumulative free percentage currently available.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information given to us to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	losses in the separate account; minus

•	service charges, rider fees, premium taxes and transfer fees, and other charges, if any.

Separate Account—The Retirement Income Builder Variable Annuity division of the Retirement Builder Variable Annuity Account. The Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

You (Your) —The owner of the contract.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1. THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: subaccounts of the separate account, and a fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers the subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value depends on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2. PURCHASE

You can buy this policy with $2,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3. INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following investment choices described in the underlying fund prospectuses:

Asset Allocation - Conservative Portfolio - Initial Class

Asset Allocation - Growth Portfolio - Initial Class

Asset Allocation - Moderate Portfolio - Initial Class

Asset Allocation - Moderate Growth Portfolio - Initial Class

Fidelity - VIP Asset ManagerSM Portfolio - Initial Class

Fidelity - VIP Asset Manager: Growth® Portfolio - Initial Class

Fidelity - VIP Balanced Portfolio - Initial Class

Fidelity - VIP Contrafund® Portfolio - Initial Class

Fidelity - VIP Equity-Income Portfolio - Initial Class

Fidelity - VIP Growth Portfolio - Initial Class

Fidelity - VIP Growth & Income Portfolio - Initial Class

Fidelity - VIP Growth Opportunities Portfolio - Initial Class

Fidelity - VIP High Income Portfolio - Initial Class

Fidelity - VIP Investment Grade Bond Portfolio - Initial Class

Fidelity - VIP Mid Cap Portfolio - Initial Class

Fidelity - VIP Money Market Portfolio - Initial Class

Fidelity - VIP Overseas Portfolio - Initial Class

Fidelity - VIP Index 500 Portfolio - Initial Class

Depending upon their investment performance, you can make or lose money in any of these subaccounts. You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

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4. PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide performance information in Appendix B and in the SAI. This data does not indicate future performance.

5. EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 6.0% of premium payments surrendered within five years after the premium is paid. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

Full surrenders and partial surrenders from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges of either 1.25% or 1.40% per year from the assets in each subaccount, depending on the guaranteed minimum death benefit you choose.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%.

If you elect the Beneficiary Earnings Enhancement, there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

If you elect the Beneficiary Earnings Enhancement – Extra II, there is an annual fee equal to 0.55% of the policy value.

The value of the net assets of the variable subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6. ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). You may take out up to the cumulative free percentage free of surrender charges. Surrenders in excess of the cumulative free percentage may be subject to a surrender charge and excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may also take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited.

Surrenders are not generally permitted during the income phase.

7. ANNUITY PAYMENTS

    (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

8. DEATH BENEFIT

If the annuitant who is also the owner dies before the income phase begins, then a death benefit will become payable. If the owner is not the annuitant, no death benefit is paid if the owner dies.

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Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase the policy, you generally may choose one of the following guaranteed minimum death benefits:

•	Return of Premium; or

•	5% Annually Compounding; or

•	Annual Step-Up.

Charges are lower for the Return of Premium Death Benefit.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

9. TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income.

10. ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually, or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Beneficiary Earnings Enhancement” (“BEE”) and “Beneficiary Earnings Enhancement – Extra II” (BEE-Extra II”). There is an extra charge for these riders.

•	Under certain medically related circumstances, we will allow you to fully or partially surrender your policy value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option”.

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver”.

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging”.

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing”.

These features may not be available for all policies, may vary for certain policies, and may not be suitable for your particular situation.

11. OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid and accumulated gains or losses in the separate account.

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Please note, we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. We will pay the refund within 7 days after we receive (at our administrative and service office) written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, are market timing, or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, the Beneficiary Earnings Enhancement, and the Beneficiary Earnings Enhancement-Extra II make this policy appropriate for your needs.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2005) is in Appendix A to this prospectus.

12. INQUIRIES

If you need more information, please contact us at our Administrative and Service Office:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

P.O. Box 3183

Cedar Rapids, IA 52406-3183

Overnight Address:

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site. You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to surrenders of cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	6%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.10%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.25%
Optional Separate Account Expenses:
5% Annually Compounding Death Benefit(6)	0.15%
Annual Step-Up Death Benefit(6)	0.15%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(7)	1.40%
Annual Optional Rider Fees:
Beneficiary Earnings Enhancement(8)	0.25%
Beneficiary Earnings Enhancement Extra II(9)	0.55%

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2004 (before any fee waiver or expense reimbursement). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(10):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.10%	1.09%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the portfolios, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(11)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$922	$1577	$2027	$3938
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$375	$1136	$1914	$3938

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

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(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.
(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge decreases based on the number of years since the premium payment was made.
(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.
(4)	The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the policy’s total policy value. We may waive the service charge in certain instances.
(5)	The mortality and expense risk fee shown (1.10%) is for the “Return of Premium Death Benefit”.
(6)	The fee for the “5% Annually Compounding Death Benefit” and the “Annual Step Up Death Benefit” (0.15%) is in addition to the mortality and expense risk fee, for a total annual mortality and expense risk fee of 1.25%.
(7)	The fee for either the 5% Annually Compounding Death Benefit or the Annual Step Up Death Benefit is included herein. The two optional death benefits may not be elected together.
(8)	The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.
(9)	The annual Beneficiary Earnings Enhancement-Extra II fee is 0.55% of the policy value and is deducted only during the accumulation phase.
(10)	The fee table information relating to the underlying fund portfolios is for the year ended December 31, 2004 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.
(11)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

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1. THE ANNUITY POLICY

This prospectus describes the Retirement Income Builder Variable Annuity policy offered by Transamerica Life Insurance Company.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” policy because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2. PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives at the administrative and service office all information needed to issue the policy;

•	Transamerica receives at the administrative and service office a minimum initial premium payment; and

•	The annuitant, owner, and any joint owner are age 85 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for most policies must be at least $2,000. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

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The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issue ages 0 - 80 require prior approval by Transamerica. For issue ages over 80, cumulative premium payments above $500,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate your premium payment to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payments.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3. INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES TRUST - INITIAL CLASS(1)

Portfolio Construction Manager: Morningstar Associates, LLC(2)

Asset Allocation - Conservative Portfolio

Asset Allocation - Growth Portfolio

Asset Allocation - Moderate Portfolio

Asset Allocation - Moderate Growth Portfolio

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VARIABLE INSURANCE PRODUCTS FUND - INITIAL CLASS

Managed by Fidelity Management & Research Company

Fidelity - VIP Asset ManagerSM Portfolio

Fidelity - VIP Asset Manager: Growth® Portfolio

Fidelity - VIP Balanced Portfolio

Fidelity - VIP Contrafund® Portfolio

Fidelity - VIP Equity-Income Portfolio

Fidelity - VIP Growth Portfolio

Fidelity - VIP Growth & Income Portfolio

Fidelity - VIP Growth Opportunities Portfolio

Fidelity - VIP High Income Portfolio

Fidelity - VIP Investment Grade Bond Portfolio

Fidelity - VIP Mid Cap Portfolio

Fidelity - VIP Money Market Portfolio

Fidelity - VIP Overseas Portfolio

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

Fidelity - VIP Index 500 Portfolio

(1)	Formerly known as AEGON/Transamerica Series Fund, Inc.
(2)	Formerly subadvised by AEGON/Transamerica Fund Advisers, Inc.

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of these underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the underlying fund portfolio or its service providers, or whether affiliates of the underlying fund portfolio can provide marketing and distribution support for sales of the policies. (See “Revenue We Receive”.) We have included the ATST underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisers.

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations, whose selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

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You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We also reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of a guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

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Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount up to four times per policy year. However, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Disruptive Trading and Market Timing

Statement of Policy. This variable insurance product was not designed for the use of market timers or other investors who make programmed, large, frequent, or short-term transfers. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Market timing and other programmed, large, frequent, or short-term transfers among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. As discussed herein, we cannot detect or deter all market timing or other potentially disruptive trading. Do not invest with us if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures

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may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order, or (3) because of a history of large or frequent transfers. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period), it is likely that some level of market timing will occur before it is detected and steps taken to deter it (although some level of market timing can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to

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predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter frequent or harmful transfers by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or other disruptive trading may be limited by provisions of the variable insurance product.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in frequent transfer activity among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and other programmed, large, frequent, or short-term transfers. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading.

Omnibus Order. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

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4. PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges from options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or fees for any optional riders. The deduction of any applicable premium taxes, surrender charges or any optional rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e. before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

All types of performance data may not reflect all of the fees and charges that may be deducted (such as fees for optional benefits) and performance figures would be lower if these charges were included.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5. EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the cumulative free percentage free of surrender charges. You might have to pay a surrender charge, which is a contingent deferred sales charge, on surrenders in excess of the cumulative free percentage.

The following schedule shows the surrender charges that apply during the five years following each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0-1	6%
1-2	6%
2-3	6%
3-4	4%
4-5	2%
5 or more	0%

For example, assume your policy value is $100,000 at the beginning of policy year 2 and you surrender $30,000. Since that amount is more than your cumulative free percentage ($20,000), you would pay a surrender charge of $600 on the remaining $10,000 (6% of $30,000-$20,000).

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Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of policy year 2 and you surrender your policy. You would pay a surrender charge of $5,040 [6% of ($100,000 – ($80,000 x 20%))].

After the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment.

You generally can choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender. For surrender charge purposes, the oldest premium is considered to be surrendered first, and premiums are deemed to be withdrawn before any earnings.

Surrender charges are waived under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fee

We charge a daily fee as compensation for bearing certain mortality and expense risks under the policy. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. For the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.10% of assets. We may also pay distribution and other expenses out of this charge.

During the accumulation phase: for the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.10%: for the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.25%. During the income phase, the daily mortality and expense risk fee is at an annual rate of 1.10% of assets.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use our profit or surplus for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policies (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment.

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However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Beneficiary Earnings Enhancement

If you elect the Beneficiary Earnings Enhancement, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Beneficiary Earnings Enhancement - Extra II

If you elect the Beneficiary Earnings Enhancement – Extra II, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolio. The minimum and maximum fund expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive the following types of payments:

•	Administrative, Marketing and Support Service Fees (“Support Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the underlying fund portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The chart below provides the maximum Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and AFSG

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust	0.00	%(2)
Variable Insurance Products Fund (Fidelity)	0.25%

(1)	Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

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(2)	Since ATST is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.

•	Other Payments. Transamerica Capital, Inc. (“TCI”), the wholesale distributor for the policies, also directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts are paid out of the advisers’ or sub-advisers’ own resources and not out of underlying fund portfolio assets. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s wholesalers; (2) may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies; and (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2004, TCI received revenue sharing payments ranging from $1,000 to $30,000 (for a total of $316,000) from the following Fund managers and/or sub-advisers to participate in TCI’s events: T. Rowe Price, Morgan Keegan, American Century, Transamerica Investment Management, Fidelity, Merrill Lynch, Pacific Investment Management LLC, Van Kampen Investments, Janus Capital Management, and ING Clarion CRA. Please note some of the aforementioned Fund managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the Funds, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the policies.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may take out up to the cumulative free percentage free of surrender charges each year.

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Remember that any surrender you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in a guaranteed period option of the fixed account) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed the cumulative interest credited at the time of payout.

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Please note that in these circumstances, you will not receive a higher cash value if interest rates have fallen, nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7. ANNUITY PAYMENTS

    (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 85 (in certain cases, we may allow the date to be up to the last day of the month following the month in which the annuitant attains age 95). The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless you become the new annuitant).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

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Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Payment Option 4—Joint and Survivor Annuity.

•	No Period Certain (fixed or variable) —Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available for all policies.

If your policy is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant(s) dies before the date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase and the annuitant was also the owner. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will also pay a death benefit IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date; and

•	you specifically requested that the death benefit be paid upon the annuitant’s death.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	You are not the annuitant; and

•	You die prior to the annuity commencement date.

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We will also not pay a death benefit IF:

•	You are not the annuitant;

•	The annuitant dies prior to the annuity commencement date;

•	You did not specifically request that the death benefit be paid upon the annuitant’s death.

Please note, distribution requirements apply to the policy value upon the death of any owner. Generally, the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fee. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will generally be the greatest of:

•	policy value on the date we receive the required information at our administrative and service office; or

•	cash value on the date we receive the required information at our administrative and service office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

•	guaranteed minimum death benefit (discussed below), plus premium payments, less partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

At the time you purchase your policy, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A. Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other options when you purchase your policy. The charges are lower for this option then for the others.

B. 5% Annually Compounding Death Benefit

The 5% Annually Compounding Death Benefit is the total premium payments, less any adjusted partial surrenders, plus interest at an effective annual rate of 5% from the premium payment date or surrender date to the date of death (but not later than your 81st birthday).

The 5% Annually Compounding Death Benefit is not available if the owner or annuitant is 81 or older on the policy date.

There is an extra charge for this death benefit of 0.15% annually, for a total mortality and expense risk fee of 1.25%.

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C. Annual Step-Up Death Benefit

The Annual Step-Up Death Benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of death for the owner’s 81st birthday; plus

•	any premium payments you have made since that date; minus

•	any adjusted partial surrenders we have paid to you since that date.

The Annual Step-Up Death Benefit is not available if the owner or annuitant is 81 or older on the policy date.

There is an extra charge for this death benefit of 0.15% annually, for a total mortality and expense risk fee of 1.25%.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. For certain death benefits, an amount will be available free of adjustments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial withdrawal” in your policy.

9. TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

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•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. The policy may contain death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders—Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders—403(b) Policies

The Internal Revenue Code limits surrenders from certain 403(b) policies. Surrenders can generally only be made when an owner:

•	reaches age 59½;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies.

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Surrenders—Nonqualified Policies

If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Pledges and assignments are taxed in the same manner as partial withdrawals. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59½;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

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If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping transfer tax.

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity purchases by residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

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We have the right to modify the policy to meet the regulations of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive up to 10% (annually) of your policy value.

This amount may be taken free of surrender charges. Any payment from the fixed account in excess of the cumulative interest credited at the time of the payment will be subject to an excess interest adjustment. Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period after the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II.

Beneficiary Earnings Enhancement

The optional “Beneficiary Earnings Enhancement” pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement is only available for issue ages through age 80.

Beneficiary Earnings Enhancement Amount. The Beneficiary Earnings Enhancement is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Beneficiary Earnings Enhancement is equal to:

•	the Beneficiary Earnings Enhancement factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

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No benefit is payable under the Beneficiary Earnings Enhancement if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Beneficiary Earnings Enhancement after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Beneficiary Earnings Enhancement is added to your policy.

The Beneficiary Earnings Enhancement factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Beneficiary Earnings Enhancement will be considered.

Please see the SAI for an example which illustrates the Beneficiary Earnings Enhancement payable, as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and additional death benefit, the spouse will receive a one-time policy value increase equal to the additional death benefit. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Beneficiary Earnings Enhancement would not pay any benefits (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the Beneficiary Earnings Enhancement is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

The Beneficiary Earnings Enhancement may vary for certain policies and may not be available for all policies.

Beneficiary Earnings Enhancement - Extra II

The optional Beneficiary Earnings Enhancement - Extra II pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement – Extra II is only available for issue ages through age 75.

Beneficiary Earnings Enhancement – Extra II Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

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•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to policy value at time of death less any premiums added after the rider date.

The rider benefit percentage may vary, but will currently be equal to 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the Beneficiary Earnings Enhancement – Extra II if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional death benefit.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Beneficiary Earnings Enhancement – Extra II, the spouse will receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement – Extra II. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement - Extra II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans or IRAs. Consult a tax adviser before electing this rider.

The Beneficiary Earnings Enhancement – Extra II may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row; or

•	diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were

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terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed; and

•	employed full time on the policy date; and

•	unemployed for at least 60 days in a row at the time of surrender; and

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

This benefit may vary for certain policies and may not be available for all policies.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

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You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the required instructions and the minimum required premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	We do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	We do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	Any amount in a fixed source will be transferred to the money market investment option; and

•	Any amount in a variable source will remain in that variable investment option; and

•	New instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	We receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	We will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	We receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	We will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	You discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	We will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing.

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New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also generally assign the policy anytime during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON U.S. Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON U.S. Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account called the Retirement Builder Variable Annuity Account under the laws of the State of Iowa on March 29, 1996. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains, and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may

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arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 exchange or a trustee-to-trustee transfer). You may also request us to reinstate your policy after such an exchange by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, AFSG, for the distribution and sale of the policies. We may reimburse AFSG for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.) AFSG has an arrangement with Transamerica Capital, Inc. (“TCI”) (also an affiliate) to act as distributor for the policies. TCI markets the policies through the banking channel and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the policies. We pay commissions through AFSG to the selling firms for their sales of the policies.

36

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms who have selling agreements with us and AFSG are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 6% of premiums.

To the extent permitted by NASD rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms. We and/or our affialites provide paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also pay for a portion of TCI’s operating and others expenses by providing TCI with a percentage of total commissions paid on sales of our policies and by providing TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

Revenue Sharing Paid to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2004, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $3,500 to $262,500, and payments of between .04% and .40% on new sales. TCI also paid selling firm’s special fees based on new sales and/or assets under management.

During 2004, we and/or TCI had entered into such “preferred product” arrangements with the following selling firms:

Atlas Securities

Cannex Financial Exchanges

37

Capital Financial Services

Centaurus Financial

Hanson McClain/Securities America

Harbour Investments

Huntington Investments

Leonard & Company

Lincoln Financial Advisers

LPL Financial

MacDonald Investments

Merrill Lynch

NFP Securities

Prospera Financial

Prudential Securities

Questar Financial

Raymond James Financial

Securities America

Smith Barney

Stanford Group

Stifel Nicholas

UBS Financial Services

US Bancorp Piper Jaffray

During 2004, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2004
Merrill Lynch	$431,039.83
LPL Financial	$155,290.00
Lincoln Financial Advisers	$61,927.00
Securities America	$50,199.53
Huntington Investments	$50,000.00
Raymond James Financials	$48,595.27
Atlas Securities	$27,141.62
Centaurus Financial	$26,853.68
Questar Financials	$10,800.00
NFP Securities	$5,441.50

Commissions and other incentives or payments described above are not charged directly to policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 202-624-2121.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, the ability of AFSG Securities Corporation, to perform under its principal underwriting agreement, or the ability of Transamerica to meet its obligations under the policy.

38

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy – General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Beneficiary Earnings Enhancement Rider – Additional Information

Beneficiary Earnings Enhancement – Extra II Rider - Additional Information

Historical Performance Data

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

39

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2004.

Subaccount	Year	Beginning AUV		1.40% Ending AUV		# Units	Beginning AUV		1.25% Ending AUV		# Units
Asset Allocation - Conservative Portfolio - Initial Class(4)	2004 2003 2002	$ $ $	1.087333 0.896994 1.000000	$ $ $	1.176448 1.087333 0.896994	1,031,487 1,237,590.880 610,173.131	$ $ $	1.090010 0.897884 1.000000	$ $ $	1.181090 1.090010 0.897884	334,264 202,362.622 166,405.057

Asset Allocation - Growth Portfolio - Initial Class(4)	2004 2003 2002	$ $ $	1.038925 0.805402 1.000000	$ $ $	1.169884 1.038925 0.805402	74,074 70,461.085 3,202.025	$ $ $	1.041488 0.806199 1.000000	$ $ $	1.174501 1.041488 0.806199	199,535 52,627.834 100.000

Asset Allocation - Moderate Portfolio - Initial Class(4)	2004 2003 2002	$ $ $	1.069495 0.868490 1.000000	$ $ $	1.174865 1.069495 0.868490	2,435,490 1,343,254.471 797,689.119	$ $ $	1.072164 0.869359 1.000000	$ $ $	1.179545 1.072164 0.869359	1,875,864 598,160.810 148,508.531

Asset Allocation - Moderate Growth Portfolio - Initial Class(4)	2004 2003 2002	$ $ $	1.053363 0.839908 1.000000	$ $ $	1.179485 1.053363 0.839908	1,501,160 693,946.201 120,663.558	$ $ $	1.055976 0.840747 1.000000	$ $ $	1.184162 1.055976 0.840747	471,252 215,604.965 100.000

PAM Transamerica U.S. Government - Service Class	2004 2003	$ $	1.010586 1.000000	$ $	1,025525 1.010586	0.00 0.00	$ $	1.010822 1.000000	$ $	1.027279 1.010822	0.00 0.00

Fidelity - VIP Asset ManagerSM Portfolio - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.392261 1.196646 1.329447 1.405666 1.483581 1.354149 1.193482 1.000000	$ $ $ $ $ $ $ $	1.448077 1.392261 1.196646 1.329447 1.405666 1.483581 1.354149 1.193482	2,559,714 3,266,584.394 4,048,363.009 5,041,068.700 5,340,992.513 4,898,492.947 3,561,799.239 1,048,640.321	$ $ $ $ $ $ $ $	1.406771 1.207330 1.339329 1.413994 1.490174 1.358156 1.195229 1.000000	$ $ $ $ $ $ $ $	1.465342 1.406771 1.207330 1.339329 1.413994 1.490174 1.358156 1.195229	2,588,314 3,262,615.185 3,849,024.845 4,722,609.372 5,308,237.081 5,000,398.493 3,008,465.716 713,379.802

Fidelity - VIP Asset Manager: Growth® Portfolio - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.302622 1.070931 1.285531 1.407684 1.630703 1.434634 1.237304 1.000000	$ $ $ $ $ $ $ $	1.361442 1.302622 1.070931 1.285531 1.407684 1.630703 1.434634 1.237304	2,084,883 2,374,348.040 2,674,013.484 3,417,882.081 3,625,319.660 2,713,217.130 2,011,876.137 937,197.160	$ $ $ $ $ $ $ $	1.316142 1.080449 1.295039 1.415992 1.637912 1.438856 1.239118 1.000000	$ $ $ $ $ $ $ $	1.377610 1.316142 1.080449 1.295039 1.415992 1.637912 1.438856 1.239118	1,363,496 1,759,999.401 2,181,229.663 2,781,015.922 3,020,309.938 2,517,202.713 1,655,971.767 465,131.055

Fidelity - VIP Balanced Portfolio - Initial Class(2)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.311887 1.129964 1.255227 1.293312 1.370279 1.329025 1.145544 1.000000	$ $ $ $ $ $ $ $	1.364521 1.311887 1.129964 1.255227 1.293312 1.370279 1.329025 1.145544	3,734,912 4,937,734.573 5,632,098.850 6,510,517.625 6,898,132.075 6,434,001.920 3,032,873.614 280,038.882	$ $ $ $ $ $ $ $	1.324919 1.139499 1.263934 1.300348 1.375701 1.332300 1.146670 1.000000	$ $ $ $ $ $ $ $	1.380115 1.324919 1.139499 1.263934 1.300348 1.375701 1.332300 1.146670	3,864,353 4,566,168.048 5,117,577.068 6,017,947.455 6,416,430.153 6,318,466.775 3,111,696.936 184,894.892

40

Subaccount	Year	Beginning AUV		1.40% Ending AUV		# Units	Beginning AUV		1.25% Ending AUV		# Units
Fidelity - VIP Contrafund® Portfolio - Initial Class(2)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.753891 1.384380 1.548551 1.789484 1.943178 1.585759 1.237079 1.000000	$ $ $ $ $ $ $ $	1.997298 1.753891 1.384380 1.548551 1.789484 1.943178 1.585759 1.237079	6,578,605 7,924,089.119 9,328,600.919 10,719,316.427 11,207,451.101 8,952,339.715 5,025,033.251 1,948,498.226	$ $ $ $ $ $ $ $	1.772158 1.396730 1.560061 1.800102 1.951816 1.590458 1.238907 1.000000	$ $ $ $ $ $ $ $	2.021095 1.772158 1.396730 1.560061 1.800102 1.951816 1.590458 1.238907	6,026,975 7,145,714.832 7,983,084.15 8,981,095.406 8,989,997.080 6,635,336.504 3,910,309.755 1,157,189.672

Fidelity - VIP Equity-Income Portfolio - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.549888 1.205838 1.472235 1.570816 1.469045 1.400941 1.272579 1.000000	$ $ $ $ $ $ $ $	1.704656 1.549888 1.205838 1.472235 1.570816 1.469045 1.400941 1.272579	6,097,114 7,519,437.225 8,818,065.711 10,219,696.434 10,072,752.294 10,707,066.298 7,455,271.936 2,325,232.286	$ $ $ $ $ $ $ $	1.566038 1.216606 1.483185 1.580150 1.475588 1.405087 1.274458 1.000000	$ $ $ $ $ $ $ $	1.724970 1.566038 1.216606 1.483185 1.580150 1.475588 1.405087 1.274458	5,147,144 6,576,853.779 7,301,861.915 8,443,911.515 8,605,897.184 8,812,337.781 6,154,860.923 1,955,419.658

Fidelity - VIP Growth Portfolio - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.476678 1.27100 1.635182 2.013640 2.293625 1.692203 1.230106 1.000000	$ $ $ $ $ $ $ $	1.505430 1.476678 1.27100 1.635182 2.013640 2.293625 1.692203 1.230106	6,742,590 8,308,429.859 9,679,284.418 11,974,300.583 13,115,324.670 9,247,629.984 4,143,718.939 1,450,130.335	$ $ $ $ $ $ $ $	1.492083 1.137173 1.647356 2.025607 2.303843 1.697223 1.231921 1.000000	$ $ $ $ $ $ $ $	1.523387 1.492083 1.137173 1.647356 2.025607 2.303843 1.697223 1.231921	6,515,378 7,998,814.159 9,008,948.915 10,159,983.357 10,543,852.737 7,259,072.666 3,459,954.944 1,653,392.152

Fidelity - VIP Growth & Income Portfolio - Initial Class(2)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.460732 1.196673 1.455209 1.617164 1.701273 1.580209 1.236456 1.000000	$ $ $ $ $ $ $ $	1.524022 1.460732 1.196673 1.455209 1.617164 1.701273 1.580209 1.236456	5,215,299 6,495,698.083 7,446,092.613 8,749,895.980 9,338,398.107 8,516,426.400 4,746,215.367 479,129.254	$ $ $ $ $ $ $ $	1.475228 1.206762 1.465299 1.625951 1.708000 1.584114 1.237676 1.000000	$ $ $ $ $ $ $ $	1.541420 1.475228 1.206762 1.465299 1.625951 1.708000 1.584114 1.237676	4,465,164 5,521,074.494 6,253,987.225 7,537,739.799 7,912,482.012 7,210,251.573 3,639,176.416 295,288.778

Fidelity - VIP Growth Opportunities Portfolio - Initial Class(2)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.057223 0.825438 1.070965 1.269068 1.551609 1.508883 1.227778 1.000000	$ $ $ $ $ $ $ $	1.117560 1.057223 0.825438 1.070965 1.269068 1.551609 1.508883 1.227778	3,948,751 4,640,879.290 5,334,302.43 6,183,898.712 6,540,759.704 5,869,614.476 2,898,237.147 791,157.687	$ $ $ $ $ $ $ $	1.067723 0.832398 1.078387 1.275971 1.557744 1.512606 1.228996 1.000000	$ $ $ $ $ $ $ $	1.130332 1.067723 0.832398 1.078387 1.275971 1.557744 1.512606 1.228996	2,940,458 3,614,236.911 3,964,743.000 4,917,968.249 5,335,472.097 4,816,401.648 2,924,155.413 856,473.567

Fidelity - VIP High Income Portfolio - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	0.997507 0.794781 0.779089 0.895076 1.170692 1.097571 1.163294 1.000000	$ $ $ $ $ $ $ $	1.078080 0.997507 0.794781 0.779089 0.895076 1.170692 1.097571 1.163294	2,884,024 3,616,829.769 3,905,412.135 4,249,125.021 4,579,217.377 4,482,422.581 3,341,320.094 713,496.095	$ $ $ $ $ $ $ $	1.007923 0.801884 0.784885 0.900394 1.175901 1.100826 1.165012 1.000000	$ $ $ $ $ $ $ $	1.090921 1.007923 0.801884 0.784885 0.900394 1.175901 1.100826 1.165012	3,088,286 4,110,500.937 4,242,701.128 4,999,165.554 5,420,833.879 5,698,937.906 3,973,865.276 790,218.659

41

Subaccount	Year	Beginning AUV		1.40% Ending AUV		# Units	Beginning AUV		1.25% Ending AUV		# Units
Fidelity - VIP Investment Grade Bond Portfolio - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.498567 1.444379 1.327309 1.240959 1.131353 1.159355 1.080052 1.000000	$ $ $ $ $ $ $ $	1.543658 1.498567 1.444379 1.327309 1.240959 1.131353 1.159355 1.080052	5,115,067 6,861,200.305 9,198,488.218 9,261,458.714 7,755,743.004 8,338,500.843 4,223,443.679 1,020,909.375	$ $ $ $ $ $ $ $	1.514181 1.457272 1.337179 1.248322 1.136386 1.162796 1.081642 1.000000	$ $ $ $ $ $ $ $	1.562058 1.514181 1.457272 1.337179 1.248322 1.136386 1.162796 1.081642	5,934,518 7,540,983.109 9,446,043.49 9,974,917.440 8,533,039.399 8,979,062.305 4,681,970.439 894,679.948

Fidelity - VIP Mid Cap Portfolio - Initial Class(3)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	2.063845 1.509501 1.697360 1.778353 1.348563 1.000000	$ $ $ $ $ $	2.542435 2.063845 1.509501 1.697360 1.778353 1.348563	2,597,357 3,256,330.752 3,401,003.664 3,333,083.932 3,308,453.720 362,572.170	$ $ $ $ $ $	2.078164 1.517716 1.704075 1.782724 1.349887 1.000000	$ $ $ $ $ $	2.563865 2.078164 1.517716 1.704075 1.782724 1.349887	2,927,656 3,463,144.575 3,547,065.934 3,927,742.834 3,534,619.070 104,783.145

Fidelity - VIP Money Market Portfolio – Initial Class(2)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.207749 1.212544 1.209046 1.176728 1.122247 1.081944 1.040117 1.000000	$ $ $ $ $ $ $ $	1.205419 1.207749 1.212544 1.209046 1.176728 1.122247 1.081944 1.040117	2,989,069 3,447,945.929 5,833,440.668 5,845,246.178 4,166,483.471 3,595,011.090 2,988,629.347 1,504,396.531	$ $ $ $ $ $ $ $	1.220320 1.22335 1.218009 1.183694 1.127218 1.085122 1.041652 1.000000	$ $ $ $ $ $ $ $	1.219790 1.220320 1.22335 1.218009 1.183694 1.127218 1.085122 1.041652	2,732,477 3,981,982.742 4,898,222.463 4,970,328.09 2,683,654.852 3,006,556.098 1,952,491.941 1,538,095.590

Fidelity - VIP Overseas Portfolio - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.198340 0.847537 1.078043 1.386786 1.738346 1.235851 1.111441 1.000000	$ $ $ $ $ $ $ $	1.342889 1.198340 0.847537 1.078043 1.386786 1.738346 1.235851 1.111441	2,595,525 3,084,897.677 3,588,856.619 4,233,702.927 4,302,275.458 2,678,314.067 1,721,436.380 702,293.009	$ $ $ $ $ $ $ $	1.210858 0.855114 1.086066 1.395031 1.746083 1.239514 1.113081 1.000000	$ $ $ $ $ $ $ $	1.358936 1.210858 0.855114 1.086066 1.395031 1.746083 1.239514 1.113081	2,219,069 2,530,281.428 2,712,482.551 3,152,387.214 3,212,324.875 1,581,467.826 1,077,780.755 560,955.405

Fidelity - VIP Index 500 Portfolio - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.489792 1.176424 1.534273 1.770093 1.978931 1.665101 1.315713 1.000000	$ $ $ $ $ $ $ $	1.625122 1.489792 1.176424 1.534273 1.770093 1.978931 1.665101 1.315713	11,329,489 14,125,603.206 16,077,783.721 19,942,522.198 21,428,567.811 18,039,827.853 9,688,729.936 3,420,336.530	$ $ $ $ $ $ $ $	1.505301 1.186920 1.545659 1.780575 1.987714 1.670024 1.317652 1.000000	$ $ $ $ $ $ $ $	1.644479 1.505301 1.186920 1.545659 1.780575 1.987714 1.670024 1.317652	11,950,857 14,716,809.521 16,713,051.374 19,868,220.903 21,349,167.227 16,867,472.950 8,270,753.106 2,083,207.545

(1)	Subaccount Inception Date January 2, 1997.
(2)	Subaccount Inception Date May 1, 1997.
(3)	Subaccount Inception Date May 3, 1999.
(4)	Subaccount Inception Date May 1, 2002.
(5)	Subaccount Inception Date November 3, 2003.

42

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and are calculated according to guidelines from the SEC. They do not indicate future performance.

Fidelity - VIP Money Market Subaccount. The yield of the Fidelity - VIP Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount of the separate account (other than the Fidelity - VIP Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional features. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that any or all of a premium tax and/or surrender charge is applicable to a particular policy, or one or more features are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2004, and for the one and five year periods ended December 31, 2004 are shown in Tables 1-A and 1-B below. Total returns reflect deductions for the mortality and expense risk fee and the administrative charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the date of inception. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

43

TABLE 1-A

Standard Average Annual Total Returns

(Assuming A Surrender Charge and Beneficiary Earnings Enhancement – Extra II)

5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 1.95%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
Asset Allocation - Conservative Portfolio - Initial Class	2.84%	N/A	4.28%	May 1, 2002
Asset Allocation - Growth Portfolio - Initial Class	7.27%	N/A	4.05%	May 1, 2002
Asset Allocation - Moderate Portfolio - Initial Class	4.50%	N/A	4.23%	May 1, 2002
Asset Allocation - Moderate Growth Portfolio - Initial Class	6.63%	N/A	4.39%	May 1, 2002
Fidelity - VIP Asset ManagerSM Portfolio - Initial Class	-1.38%	-1.08%	4.11%	January 2, 1997
Fidelity - VIP Asset Manager: Growth® Portfolio - Initial Class	-0.87%	-4.12%	3.31%	January 2, 1997
Fidelity - VIP Balanced Portfolio - Initial Class	-1.37%	-0.68%	3.51%	May 1, 1997
Fidelity - VIP Contrafund® Portfolio - Initial Class	8.55%	-0.05%	8.38%	January 2, 1997
Fidelity - VIP Equity-Income Portfolio - Initial Class	4.64%	2.40%	6.25%	January 2, 1997
Fidelity - VIP Growth Portfolio - Initial Class	-3.45%	-8.63%	4.61%	January 2, 1997
Fidelity - VIP Growth & Income Portfolio - Initial Class	-1.05%	-2.76%	5.01%	May 1, 1997
Fidelity - VIP Growth Opportunities Portfolio - Initial Class	0.33%	-6.91%	0.85%	May 1, 1997
Fidelity - VIP High Income Portfolio - Initial Class	2.71%	-2.23%	0.34%	January 2, 1997
Fidelity - VIP Investment Grade Bond Portfolio - Initial Class	-2.38%	5.77%	4.94%	January 2, 1997
Fidelity - VIP Mid Cap Portfolio - Initial Class	17.91%	12.84%	17.18%	May 3, 1999
Fidelity - VIP Overseas Portfolio - Initial Class	6.72%	-5.60%	3.13%	January 2, 1997
Fidelity - VIP Index 500 Portfolio - Initial Class	3.73%	-4.44%	5.62%	January 2, 1997

TABLE 1-B

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Optional Features)

Return of Premium

(Total Separate Account Annual Expenses: 1.25%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
Asset Allocation - Conservative Portfolio - Initial Class	3.61%	N/A	5.06%	May 1, 2002
Asset Allocation - Growth Portfolio - Initial Class	8.08%	N/A	4.83%	May 1, 2002
Asset Allocation - Moderate Portfolio - Initial Class	5.29%	N/A	5.01%	May 1, 2002
Asset Allocation - Moderate Growth Portfolio - Initial Class	7.44%	N/A	5.17%	May 1, 2002
Fidelity - VIP Asset ManagerSM Portfolio - Initial Class	-0.64%	-0.38%	4.84%	January 2, 1997
Fidelity - VIP Asset Manager: Growth® Portfolio - Initial Class	-0.12%	-3.45%	4.04%	January 2, 1997
Fidelity - VIP Balanced Portfolio - Initial Class	-0.63%	0.02%	4.24%	May 1, 1997
Fidelity - VIP Contrafund® Portfolio - Initial Class	9.37%	0.65%	9.14%	January 2, 1997
Fidelity - VIP Equity-Income Portfolio - Initial Class	5.42%	3.12%	7.00%	January 2, 1997
Fidelity - VIP Growth Portfolio - Initial Class	-2.73%	-7.99%	5.35%	January 2, 1997
Fidelity - VIP Growth & Income Portfolio - Initial Class	-0.31%	-2.08%	5.75%	May 1, 1997
Fidelity - VIP Growth Opportunities Portfolio - Initial Class	1.09%	-6.26%	1.56%	May 1, 1997
Fidelity - VIP High Income Portfolio - Initial Class	3.48%	-1.54%	1.04%	January 2, 1997
Fidelity - VIP Investment Grade Bond Portfolio - Initial Class	-1.65%	6.52%	5.68%	January 2, 1997
Fidelity - VIP Mid Cap Portfolio - Initial Class	18.80%	13.64%	18.02%	May 3, 1999
Fidelity - VIP Overseas Portfolio - Initial Class	7.53%	-4.94%	3.86%	January 2, 1997
Fidelity - VIP Index 500 Portfolio - Initial Class	4.51%	-3.77%	6.37%	January 2, 1997

The figures in the above table may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios).

44

Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standardized performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standardized average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2 does not reflect the charge for any optional rider, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the date of inception.

TABLE 2

Non-Standard Average Annual Total Returns

(Assuming No Surrender Charge or Optional Features)

Return of Premium

(Total Separate Account Annual Expenses: 1.25%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/4	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
Asset Allocation - Conservative Portfolio - Initial Class	8.36%	N/A	6.43%	May 1, 2002
Asset Allocation - Growth Portfolio - Initial Class	12.77%	N/A	6.21%	May 1, 2002
Asset Allocation – Moderate Portfolio - Initial Class	10.02%	N/A	6.38%	May 1, 2002
Asset Allocation - Moderate Growth Portfolio - Initial Class	12.14%	N/A	6.53%	May 1, 2002
Fidelity - VIP Asset ManagerSM Portfolio - Initial Class	4.16%	-0.34%	4.89%	January 2, 1997
Fidelity - VIP Asset Manager: Growth® Portfolio - Initial Class	4.67%	-3.40%	4.09%	January 2, 1997
Fidelity - VIP Balanced Portfolio - Initial Class	4.17%	0.06%	4.29%	May 1, 1997
Fidelity - VIP Contrafund® Portfolio - Initial Class	14.05%	0.70%	9.19%	January 2, 1997
Fidelity - VIP Equity-Income Portfolio - Initial Class	10.15%	3.17%	7.05%	January 2, 1997
Fidelity - VIP Growth Portfolio - Initial Class	2.10%	-7.94%	5.40%	January 2, 1997
Fidelity - VIP Growth & Income Portfolio - Initial Class	4.49%	-2.03%	5.80%	May 1, 1997
Fidelity - VIP Growth Opportunities Portfolio - Initial Class	5.86%	-6.21%	1.61%	May 1, 1997
Fidelity - VIP High Income Portfolio - Initial Class	8.23%	-1.49%	1.09%	January 2, 1997
Fidelity - VIP Investment Grade Bond Portfolio - Initial Class	3.16%	6.57%	5.73%	January 2, 1997
Fidelity - VIP Mid Cap Portfolio - Initial Class	23.37%	13.69%	18.07%	May 3, 1999
Fidelity - VIP Overseas Portfolio - Initial Class	12.23%	-4.89%	3.91%	January 2, 1997
Fidelity - VIP Index 500 Portfolio - Initial Class	9.25%	-3.72%	6.42%	January 2, 1997

The figures in the above table may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios).

Adjusted Historical Performance Data. The following performance data is historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policies. This data does not indicate future performance.

45

For instance, as shown in the tables below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the date of inception. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, the tables below do not reflect the charge for any optional riders.

The following information is also based on the method of calculation described in the Statement of Additional Information. The adjusted historical average annual total returns for periods ended December 31, 2004, were as follows:

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming a Surrender Charge and No Optional Features)

Return of Premium

(Total Separate Account Annual Expenses: 1.25%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Asset Allocation - Conservative Portfolio - Initial Class	3.61%	N/A	5.06%	May 1, 2002
Asset Allocation - Growth Portfolio - Initial Class	8.08%	N/A	4.83%	May 1, 2002
Asset Allocation - Moderate Portfolio - Initial Class	5.29%	N/A	5.01%	May 1, 2002
Asset Allocation - Moderate Growth Portfolio - Initial Class	7.44%	N/A	5.17%	May 1, 2002
Fidelity - VIP Asset ManagerSM Portfolio – Initial Class	-0.64%	-0.38%	6.64%	September 6, 1989
Fidelity - VIP Asset Manager: Growth® Portfolio - Initial Class	-0.12%	-3.45%	7.01%	January 3, 1995
Fidelity - VIP Balanced Portfolio - Initial Class	-0.63%	0.02%	5.86%	January 3, 1995
Fidelity - VIP Contrafund® Portfolio - Initial Class	9.37%	0.65%	12.65%	January 3, 1995
Fidelity - VIP Equity-Income Portfolio – Initial Class	5.42%	3.12%	9.89%	October 9, 1986
Fidelity - VIP Growth Portfolio - Initial Class	-2.73%	-7.99%	8.56%	October 9, 1986
Fidelity - VIP Growth & Income Portfolio - Initial Class	-0.31%	-2.08%	5.87%	December 31, 1996
Fidelity - VIP Growth Opportunities Portfolio - Initial Class	1.09%	-6.26%	6.04%	January 3, 1995
Fidelity - VIP High Income Portfolio - Initial Class	3.48%	-1.54%	3.82%	September 19, 1985
Fidelity - VIP Investment Grade Bond Portfolio - Initial Class	-1.65%	6.52%	6.22%	December 5, 1988
Fidelity - VIP Mid Cap Portfolio - Initial Class	18.80%	13.64%	19.20%	December 28, 1998
Fidelity - VIP Overseas Portfolio - Initial Class	7.53%	-4.94%	4.95%	January 28, 1987
Fidelity - VIP Index 500 Portfolio - Initial Class	4.51%	-3.77%	10.35%	August 27, 1992

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

The figures in the above table may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios).

46

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge, or Optional Features)

Return of Premium

(Total Separate Account Annual Expenses: 1.25%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Asset Allocation - Conservative Portfolio - Initial Class	8.36%	N/A	6.43%	May 1, 2002
Asset Allocation - Growth Portfolio - Initial Class	12.77%	N/A	6.21%	May 1, 2002
Asset Allocation - Moderate Portfolio - Initial Class	10.02%	N/A	6.38%	May 1, 2002
Asset Allocation - Moderate Growth Portfolio - Initial Class	12.14%	N/A	6.53%	May 1, 2002
Fidelity - VIP Asset ManagerSM Portfolio - Initial Class	4.16%	-0.34%	6.69%	September 6, 1989
Fidelity - VIP Asset Manager: Growth® Portfolio - Initial Class	4.67%	-3.40%	7.06%	January 3, 1995
Fidelity - VIP Balanced Portfolio - Initial Class	4.17%	0.06%	5.91%	January 3, 1995
Fidelity - VIP Contrafund® Portfolio - Initial Class	14.05%	0.70%	12.70%	January 3, 1995
Fidelity - VIP Equity-Income Portfolio - Initial Class	10.15%	3.17%	9.94%	October 9, 1986
Fidelity - VIP Growth Portfolio - Initial Class	2.10%	-7.94%	8.61%	October 9, 1986
Fidelity - VIP Growth & Income Portfolio - Initial Class	4.49%	-2.03%	5.92%	December 31, 1996
Fidelity - VIP Growth Opportunities Portfolio - Initial Class	5.86%	-6.21%	6.09%	January 3, 1995
Fidelity - VIP High Income Portfolio - Initial Class	8.23%	-1.49%	3.87%	September 19, 1985
Fidelity - VIP Investment Grade Bond Portfolio - Initial Class	3.16%	6.57%	6.27%	December 5, 1988
Fidelity - VIP Mid Cap Portfolio - Initial Class	23.37%	13.69%	19.25%	December 28, 1998
Fidelity - VIP Overseas Portfolio - Initial Class	12.23%	-4.89%	5.00%	January 28, 1987
Fidelity - VIP Index 500 Portfolio - Initial Class	9.25%	-3.72%	10.40%	August 27, 1992

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

The figures in the above table may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios).

47

RETIREMENT INCOME BUILDER VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2005

to the

Statement of Additional Information dated May 1, 2005

5 FOR LIFE RIDER ADJUSTED PARTIAL SURRENDERS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Retirement Income Builder Variable Annuity dated May 1, 2005

Example 1 (5 For Life):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the total withdrawal base does not change and the minimum remaining withdrawal amount is $95,000.00.

Example 2 (5 For Life):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (MAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

2

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new total withdrawal base is $97,647.06

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

3

RETIREMENT INCOME BUILDER VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2005

to the

Statement of Additional Information dated May 1, 2005

LIVING BENEFITS RIDER ADJUSTED PARTIAL SURRENDERS

The following examples show the effect of withdrawals on the benefits under the living benefits rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value pro rata. The amount of the reduction is equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Retirement Income Builder Variable Annuity dated May 1, 2005

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

2

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

3

Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is effected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

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Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

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Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

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Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

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STATEMENT OF ADDITIONAL INFORMATION

RETIREMENT INCOME BUILDER

VARIABLE ANNUITY

Issued through

RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

4333 Edgewood Road, NE

Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Retirement Income Builder Variable Annuity offered by Transamerica Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2005, by calling 1-800-525-6205, or by writing to the Administrative and Service Office, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and for the underlying fund portfolios.

Dated: May 1, 2005

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—An amount equal to the policy value increased or decreased by any excess interest adjustments applied at the time of surrender or on the annuity commencement date.

Administrative and Service Office—Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183, Cedar Rapids, IA 52406-3183. The street address is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant—The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date—The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month following the month after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95. The annuity commencement date may be required to be earlier for qualified policies.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage—The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment (“EIA”)—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or amounts applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

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Excess Partial Surrender (EPW)—The portion of a partial surrender (surrender) that exceeds the cumulative free percentage.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, premium taxes, rider fees and transfer fees, if any.

Policy Year—A policy year begins on the policy date on which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—The Retirement Income Builder Variable Annuity division of the Retirement Builder Variable Annuity Account. The Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, (the “1940 Act”), as amended, to which premium payments under the policies may be allocated.

Service Charge—There is an annual service charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but in no event will this charge be more than 2% of the policy value.

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Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Surrender Charge—The applicable contingent deferred sales charge, assessed on certain full or partial surrenders of premium payments to cover expenses relating to the sale of the policies.

Valuation Period—The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determinations shall be made on each business day.

Variable Annuity Payment(s)—Payment(s) made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner’s spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a successor owner, the owner’s estate will become the new owner if the owner predeceases the annuitant. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no successor owner is named in a written notice received by Transamerica.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the deceased owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements thereon, the application, and information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties.

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No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and/or to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (SEC). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Fidelity - VIP Money Market portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

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Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from the guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to the guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula which will be used to determine the excess interest adjustment is:

S*(G -C)* (M/12)

S =	Gross amount being surrendered that is subject to the excess interest adjustment

G =	Guaranteed Interest Rate applicable to S.

C =	Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than “M”. If this policy form or such a guaranteed period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M =	Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.

* =	multiplication

^ =	exponentiation

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Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Full surrender:	middle of contract year 3

Policy value at middle of contract year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18

Surrender charge free amount at middle of Policy year 3	= 57,161.18* .30 = 17,148.35

Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 -50,000 = 7,161.18

Amount subject to excess interest adjustment	= 57,161.18 -7,161.18 = 50,000.00

Excess interest adjustment floor	= 50,000* (1.03) ^ 2.5 = 53,834.80

Excess interest adjustment

G = .055

C = .085

M = 30

Excess interest adjustment	= S* (G -C)* (M/12)

= 50,000.00* (.055 -.085)* (30/12)

= -3,750.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 53,834.80 -57,161.18 = -3,326.38

Adjusted policy value	= policy value + excess interest adjustment = 57,161.18 -3,326.38 = 53,834.80

Surrender charge	= (50,000 -17,148.35)* .06 = 1,971.10

Cash value at middle of policy year 3	= policy value + excess interest adjustment -surrender charge

= 57,161.18 -3,326.38 -1,971.10

= 51,863.70

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Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Full surrender:	middle of contract year 3

Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18

Surrender charge free amount at middle of Policy year 3	= 57,161.18* .30 = 17,148.35

Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 -50,000 = 7,161.18

Amount subject to excess interest adjustment	= 57,161.18 -7,161.18 = 50,000.00

Excess interest adjustment floor	= 50,000* (1.03) ^ 2.5 = 53,834.80

Excess interest adjustment

G = .055

C = .045

M = 30

Excess interest adjustment	= S* (G -C)* (M/12)

= 50,000* (.055 -.045)* (30/12)

= 1,250.00

Adjusted policy value	= policy value + excess interest adjustment

= 57,161.18 + 1,250.00 = 58,411.18

Surrender charge	= (50,000 -17,148.35)* .06 = 1,971.10

Cash value at middle of policy year 3	= policy value + excess interest adjustment -surrender charge

= 57,161.18 + 1,250 -1,971.10

= 56,440.08

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Surrender charge—Free surrenders will reduce the policy value by the amount surrendered. Amounts surrendered in excess of the surrender charge—Free amount will reduce the policy value by an amount equal to:

X -Y + Z

X = excess partial surrender = requested surrender less surrender charge—free amount

A = amount of partial surrender which is subject to excess interest adjustment = requested surrender—excess interest adjustment—free amount, where excess interest adjustment—free amount = cumulative interest credited at time of, but prior to, surrender.

Y = excess interest adjustment = (A)*(G -C)*(M/12) where G, C, and M are defined above, with “A” substituted for “S” in the definition of G and M.

Z = surrender charge on X minus Y.

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Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Partial surrender:	$30,000; middle of contract year 3

Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18

Surrender charge free amount at middle of policy year 3	= 57,161.18* .30 = 17,148.35

Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 -50,000 = 7,161.18

Excess interest adjustment/surrender charge

X = 30,000 -17,148.35 = 12,851.65

A = 30,000 -7,161.18 = 22,838.82

G = .055

C = .065

M = 30

Y = 22,838.82* (.055 -.065)* (30/12) = -570.97

Z = .06* [12,851.65 -(-570.97)] = 805.36

Reduction to policy value due to surrender charge—free surrender	= 17,148.35

Reduction to policy value due to excess surrender	= X -Y + Z

= 12,851.65 -(-570.97) + 805.36

= 14,227.98

Policy value after surrender at middle of policy year 3	= 57,161.18 -[17,148.35 + 14,227.98]

= 57,161.18 -[17,148.35 + 12,851.65 -(-570.97) + 805.36]

= 57,161.18 -[30,000 -(-570.97) + 805.36]

= 57,161.18 -31,376.33 = 25,784.85

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Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Partial surrender:	$30,000; middle of contract year 3

Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18

Surrender charge free amount at middle of policy year 3	= 57,161.18* .30 = 17,148.35

Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 -50,000 = 7,161.18

Excess interest adjustment/surrender charge

X = 30,000—17,148.35 = 12,851.65

A = 30,000—7,161.18 = 22,838.82

G = .055

C = .045

M = 30

Y = 22,838.82* (.055—.045)* (30/12) = 570.97

Z = .06* [12,851.65—(570.97)] = 736.84

Reduction to policy value due to surrender charge—Free surrender	= 17,148.35

Reduction to policy value due to excess surrender	= X -Y + Z

= 12,851.65 -570.97 + 736.84

= 13,017.52

Policy value after surrender at middle of policy year 3	= 57,161.18 -[17,148.35 + 13,017.52]

= 57,161.18 -[17,148.35 + 12,851.65 -570.97 + 736.84]

= 57,161.18 -[30,000 ^(570.97) + 736.84]

= 57,161.18 -30,165.87 = 26,995.31

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts of the separate account, or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If

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no election is made prior to the annuity commencement date, annuity payments will be made under (1) life income with fixed (level) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For regular annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “1983 Table a” (male, female, and unisex if required by law) mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. (“The 1983 Table a” mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
2001-2010	Actual Age minus 1
2011-2020	Actual Age minus 2
2021-2030	Actual Age minus 3
2031-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

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Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender by and amount called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is the sum of (1) and (2), where:

(1)	The surrender charge-free surrender amount taken; and

(2)	The amount that an excess partial surrender (the portion of a surrender that can be subject to a surrender charge) reduces the policy value times [(a) divided by (b)] where:

(a)	is the amount of the death proceeds prior to the excess partial surrender; and

(b)	is the policy value prior to the excess partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$10,000	surrender charge-free amount (assumes 20% cumulative free percentage is available)
$5,000	excess partial surrender (amount subject to surrender charge)
$100	excess interest adjustment—(assumes interest rates have decreased since initial guarantee)
$294	surrender charge on (excess partial surrender less excess interest adjustment)=0.06*(5000in-100)
$5,194	reduction in policy value due to excess partial surrender = 5000-100+294
$15,194	total gross partial surrender
$18,440	adjusted partial surrender = $10,000+ $5,194 [(75,000 – 10,000)/ (50,000 – 10,000)]
$56,560	New guaranteed minimum death benefit (after surrender) = 75,000 – 18,440
$34,806	New policy value (after surrender)=50,000 -10,000-5,194

Summary:
Reduction in guaranteed minimum death benefit	= $	18,440
Reduction in policy value	= $	15,194

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

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EXAMPLE 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$11,250	surrender charge-free amount (assumes 15% cumulative free percentage is available)
$3,750	excess partial surrender (amount subject to surrender charge)
$-100	excess interest adjustment—(assumes interest rates have increased since initial guarantee)
$231	surrender charge on (excess partial surrender less excess interest adjustment)=0.06*[(3750-(-100))]
$4,081	reduction in policy value due to EPW=3750-(-100) +231 =3750 + 100 +231
$15,331	Total Gross Partial Surrender
$15,331	Adjusted Partial Surrender = $11,250+ $4,081 [(75,000- 11,250)/ (75,000 - 11,250)]
$34,669	New guaranteed minimum death benefit (after surrender) = 50,000 -15,331
$59,669	New policy value (after surrender)=75,000 – 11,250 - 4,081

Summary:
Reduction in guaranteed minimum death benefit	= $	15,331
Reduction in policy value	= $	15,331

Note, guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica, will constitute due proof of death. Upon receipt at our administrative and service office of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant was an owner, (1) the death benefit must be distributed within five years of the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased owner’s death. If the sole beneficiary is the deceased owner’s surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit. (See “Certain Federal Income Tax Consequences”)

If the annuitant is not an owner, and an owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the adjusted policy value. If the successor owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed: within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the successor owner’s lifetime or for a period certain (so long as any period certain does not exceed the successor owner’s life expectancy). If the sole successor owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

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Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the Notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary; (2) the owner is not a natural person and the primary annuitant dies or is changed; or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” below for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

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Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

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Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election

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forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “taxable eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding do not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 ½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

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The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 ½, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 ½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments,

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however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “Net Investment Factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “Net Investment Factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

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The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

(Assume either the 5% Annually Compounding Death Benefit or

the Annual Step-Up Death Benefit is in effect and no optional riders or benefits are elected.)

Investment Experience Factor	=	(A + B - C) - E
D

Where:	A =	The Net Asset Value of an underlying fund share as of the end of the current valuation period. Assume	A = $11.57

	B =	The per share amount of any dividend or capital gains distribution since the end of the Immediately preceding valuation period. Assume	B = 0

	C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period. Assume	C = 0

	D =	The Net Asset Value of an underlying fund share at the end of the immediately preceding valuation period. Assume	D = $11.40

	E =	The daily deduction for mortality and expense risk fee and administrative charges, which (on these assumptions) totals 1.40% on an annual basis. On a daily basis	= .0000380909

Then, the Investment Experience Factor	=	(11.57 + 0 - 0) - .0000380909 = Z = 1.0148741898
11.40

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Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:	A =	The accumulation unit value for the immediately preceding valuation period.
		Assume	= $X

	B =	The Net Investment Factor for the current valuation period.
		Assume	= Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a) is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b) is the net investment factor for that subaccount for the valuation period; and

(c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

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Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = A * B * C

Where:	A =	Annuity unit value for the immediately preceding valuation period.
		Assume	= $X

	B =	Investment Experience Factor for the valuation period for which the annuity unit value is being calculated.*
		Assume	= Y

	C =	A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
		Assume	= Z

Then, the annuity unit value is: $X * Y * Z = $Q

Formula and Illustration for Determining

Amount of First Monthly Variable Annuity Payment

First monthly variable annuity payment	=	A * B
$1,000

Where:	A =	The policy value as of the annuity commencement date.
		Assume	= $X

	B =	The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
		Assume	= $Y

Then, the first monthly variable annuity payment	=	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units	=	A
B

Where:	A =	The dollar amount of the first monthly variable annuity payment.
		Assume	= $	X

	B =	The annuity unit value for the valuation date on which the first monthly payment is due.
		Assume	= $	Y

Then, the number of annuity units	=	$X = Z
$Y

24

BENEFICIARY EARNINGS ENHANCEMENT RIDER — ADDITIONAL INFORMATION

The following examples illustrate the Beneficiary Earnings Enhancement additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on Date of Surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on Date of Death Benefit Calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

BENEFICIARY EARNINGS ENHANCEMENT - EXTRA II RIDER — ADDITIONAL INFORMATION

Assume the Beneficiary Earnings Enhancement- Extra II is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

25

EXAMPLE

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50

Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000

Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000

Rider Benefit Base (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Fidelity - VIP Money Market Subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Fidelity - VIP Money Market

26

Subaccount will be lower than the yield for the Fidelity - VIP Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

Transamerica may also disclose the effective yield of the Fidelity - VIP Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the account (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Fidelity - VIP Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Fidelity - VIP Money Market Subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Fidelity - VIP Money Market Portfolio, the types and quality of portfolio securities held by the Fidelity - VIP Money Market Portfolio and its operating expenses.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Fidelity - VIP Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U * UV)) + 1)6 –1)

Where:

NI = Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES = Expenses of the subaccount for the 30-day period.

U = The average number of units outstanding.

UV = The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

27

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The subaccount’s actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the subaccount’s underlying fund portfolios, and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV/P) –1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

28

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners may also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

29

DISTRIBUTION OF THE POLICIES

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

AFSG serves as principal underwriter for the policies. AFSG’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. AFSG and TCI are affiliates, and like us, are indirect, wholly owned subsidiaries of AEGON USA. AFSG and TCI are registered as broker-dealers with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and each is a member of NASD, Inc. AFSG and TCI are not members of the Securities Investor Protection Corporation.

The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with AFSG. AFSG compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

During fiscal years 2004, 2003, and 2002, the amounts paid to AFSG in connection with all policies sold through the separate account were $220,148.43, $288,697.55, and $634,125.42 respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them. We and/or our affiliates provide paid-in capital to AFSG and pay for AFSG’s operating and other expenses, including overhead, legal and accounting fees.

We and TCI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or AFSG may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolio’s shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular Subaccount will be determined by dividing your policy value in the Subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

30

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C has provided legal advice to Transamerica relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements and schedules of Transamerica and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Separate Account at December 31, 2004 and for the periods disclosed in the financial statements, and the financial statements and schedules of Transamerica at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, appearing herein, have been audited by Ernst & Young LLP, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

31

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of subaccounts of the Retirement Builder Variable Annuity Account which are available for investment by Retirement Income Builder contract owners are contained herein. The financial statements of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

[THIS SPACE INTENTIONALLY LEFT BLANK]

32

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2004, 2003, and 2002

Transamerica Life Insurance Company

Financial Statements and Schedules– Statutory Basis

Years Ended December 31, 2004, 2003, and 2002

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2004. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, whose practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

1

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2004.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2004, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Transamerica Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39. Also as described in Note 2 to the financial statements, in 2003 Transamerica Life Insurance Company changed its accounting policy for derivative instruments and changed various accounting policies to be in accordance with Actuarial Guideline 38.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 18, 2005

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2004	2003
		Restated
Admitted assets
Cash and invested assets:
Cash and short-term investments	$1,083,915	$180,965
Bonds	23,378,296	21,237,543
Preferred stocks:
Affiliated entities	1,102	944
Other	120,241	98,178
Common stocks:
Affiliated entities (cost: 2004 - $24,063; 2003 - $24,063)	884	881
Other (cost: 2004 - $153,940; 2003 - $125,365)	164,778	127,048
Mortgage loans on real estate	3,907,422	3,585,272
Real estate:
Home office properties	6,692	6,919
Properties held for production of income	5,538	23,303
Properties held for sale	24,523	16,792
Policy loans	79,894	76,455
Receivable for securities	27,623	187,855
Other invested assets	847,895	621,906

Total cash and invested assets	29,648,803	26,164,061
Premiums deferred and uncollected	21,015	19,154
Accrued investment income	346,572	334,741
Reinsurance receivable	1,170	1,862
Federal and foreign income tax recoverable	—	5,086
Net deferred income tax asset	68,033	76,844
Receivable from parent, subsidiaries, and affiliates	47,800	—
Other admitted assets	73,130	27,415
Separate account assets	13,878,229	12,262,847

Total admitted assets	$44,084,752	$38,892,010

3

	December 31
	2004	2003
		Restated
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$3,946,111	$3,540,615
Annuity	14,791,947	13,786,889
Accident and health	627,835	530,131
Policy and contract claim reserves:
Life	28,606	20,918
Accident and health	36,691	26,686
Liabilities for deposit-type contracts	6,540,314	6,935,643
Other policyholders’ funds	2,592	2,984
Remittances and items not allocated	72,439	123,918
Asset valuation reserve	344,254	159,814
Interest maintenance reserve	91,286	57,984
Other liabilities	372,879	361,535
Reinsurance in unauthorized companies	253	117
Funds held under coinsurance and other reinsurance treaties	712,272	71,495
Transfers from separate accounts due or accrued	(476,452)	(523,760)
Federal and foreign income taxes payable	8,068	—
Payable for securities	1,270,919	182,974
Payable to affiliates	12,193	21,093
Separate account liabilities	13,838,210	12,217,743

Total liabilities	42,220,417	37,516,779

Capital and surplus:
Common stock, $10 per share par value, 500,000 shares authorized, 257,795 issued and outstanding shares at December 31, 2004, 223,500 issued and outstanding at December 31, 2003	2,578	2,235
Preferred stock, $10 per share par value, 42,500 shares authorized, issued and outstanding (total liquidation value—$58,000)	425	425
Surplus notes	575,000	575,000
Paid-in surplus	1,370,322	880,322
Unassigned surplus (deficit)	(83,990)	(82,751)

Total capital and surplus	1,864,335	1,375,231

Total liabilities and capital and surplus	$44,084,752	$38,892,010

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
		Restated	Restated
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$1,189,910	$618,734	$599,574
Annuity	2,317,755	5,058,195	8,304,910
Accident and health	175,639	187,118	161,306
Net investment income	1,375,482	1,307,877	1,143,069
Amortization of interest maintenance reserve	15,537	10,261	1,091
Commissions and expense allowances on reinsurance ceded	43,118	22,092	29,704
Income from fees associated with investment management, administration and contract guarantees for separate accounts	213,584	168,774	81,946
Modco reinsurance reserve adjustment	(97,348)	1,580,949	174,818
Coinsurance reserve recapture	643,279	—	—
Other income	26,342	38,701	8,029

	5,903,298	8,992,701	10,504,447
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	208,833	195,629	189,961
Surrender benefits	2,151,514	1,235,635	982,460
Other benefits	691,468	532,139	485,201
Increase in aggregate reserves for policies and contracts:
Life	406,919	387,096	224,416
Annuity	1,005,058	1,933,314	4,297,149
Accident and health	97,704	63,113	82,784

	4,561,658	4,346,926	6,261,971
Insurance expenses:
Commissions	382,672	451,460	545,898
General insurance expenses	114,914	120,276	132,556
Taxes, licenses and fees	32,694	23,643	18,606
Net transfers to separate accounts	571,306	2,079,436	3,540,518
Reinsurance transaction initial consideration	–	1,587,431	–
Other expenses	133,017	108,747	24,468

	1,234,603	4,370,993	4,262,046

Total benefits and expenses	5,796,261	8,717,919	10,524,017

Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	107,037	274,782	(19,570)
Dividends to policyholders	277	423	497

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	106,760	274,359	(20,067)
Federal income tax expense	17,344	59,029	15,166

Gain (loss) from operations before net realized capital gains (losses) on investments	89,416	215,330	(35,233)
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	39,359	(48,181)	(100,243)

Net income (loss)	$128,775	$167,149	$(135,476)

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2002
Transamerica Life Insurance Company	$2,235	$425	$—	$534,282	$212,296	$749,238
Transamerica Assurance Company	2,500	—	—	87,840	(50,909)	39,431
Merger adjustment	(2,500)	—	—	2,500	—	—

As restated	2,235	425	—	624,622	161,387	788,669
Net loss	—	—	—	—	(135,476)	(135,476)
Change in net unrealized capital gains/losses	—	—	—	—	(76,803)	(76,803)
Change in non-admitted assets	—	—	—	—	(43,027)	(43,027)
Change in asset valuation reserve	—	—	—	—	(2,514)	(2,514)
Tax benefit on stock options exercised	—	—	—	—	106	106
Change in surplus in separate accounts	—	—	—	—	(2,521)	(2,521)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,848)	(1,848)
Change in net deferred income tax asset	—	—	—	—	115,656	115,656
Cumulative effect of changes in accounting principles	—	—	—	—	(65,363)	(65,363)
Change in reserves on account of change in valuation basis	—	—	—	—	(21,693)	(21,693)
Issuance of surplus notes	—	—	575,000	—	—	575,000
Reinsurance transactions	—	—	—	—	(4,120)	(4,120)
Capital contribution	—	—	—	430,000	—	430,000

Balance at December 31, 2002	2,235	425	575,000	1,054,622	(76,216)	1,556,066
Net income	—	—	—	—	167,149	167,149
Change in net unrealized capital gains/losses	—	—	—	—	18,629	18,629
Change in non-admitted assets	—	—	—	—	48,229	48,229
Change in asset valuation reserve	—	—	—	—	(98,216)	(98,216)
Change in surplus in separate accounts	—	—	—	—	(3,181)	(3,181)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	3,336	3,336
Cumulative effect of change in accounting principles	—	—	—	—	(31,957)	(31,957)
Change in net deferred income tax asset	—	—	—	—	(78,803)	(78,803)
Dividend to stockholder	—	—	—	—	(45,700)	(45,700)
Capital distribution	—	—	—	(254,300)	—	(254,300)
Capital contribution	—	—	—	80,000	—	80,000
Change in reserves on account of change in valuation basis	—	—	—	—	3,572	3,572
Reinsurance transactions	—	—	—	—	10,407	10,407

Balance at December 31, 2003	$2,235	$425	$575,000	$880,322	$(82,751)	$1,375,231

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at December 31, 2003	$2,235	$425	$575,000	$880,322	$(82,751)	$1,375,231
Net income	—	—	—	—	128,775	128,775
Change in net unrealized capital gains/losses	—	—	—	—	26,751	26,751
Change in non-admitted assets	—	—	—	—	57,955	57,955
Change in asset valuation reserve	—	—	—	—	(184,440)	(184,440)
Change in surplus in separate accounts	—	—	—	—	493	493
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(136)	(136)
Change in net deferred income tax asset	—	—	—	—	(21,322)	(21,322)
Issuance of common stock in connection with statutory merger	343	—	—	—	(343)	—
Capital contribution	—	—	—	490,000	—	490,000
Change in reserves on account of change in valuation basis	—	—	—	—	1,423	1,423
Reinsurance transactions	—	—	—	—	(11,008)	(11,008)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	613	613

Balance at December 31, 2004	$2,578	$425	$575,000	$1,370,322	$(83,990)	$1,864,335

See accompanying notes.

7

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
		Restated	Restated
Operating activities
Premiums collected, net of reinsurance	$3,680,325	$5,817,320	$9,028,908
Net investment income	1,428,250	1,332,211	1,097,628
Miscellaneous income	813,730	250,324	325,125
Benefit and loss related payments	(3,452,717)	(2,506,149)	(1,795,692)
Net transfers to separate accounts	(525,852)	(2,279,325)	(3,717,876)
Commissions, expenses paid and aggregate write-ins for deductions	(671,161)	(693,450)	(722,612)
Dividends paid to policyholders	(354)	(431)	(566)
Federal and foreign income taxes paid	(34,146)	(68,581)	(53,330)

Net cash provided by operating activities	1,238,075	1,851,919	4,161,585
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	17,351,716	23,557,623	20,841,597
Stocks	146,455	35,838	66,237
Mortgage loans	484,773	340,310	142,956
Real estate	22,678	9,555	3,696
Other invested assets	324,408	89,066	70,148
Receivable/payable for securities	1,145,717	146,973	—
Miscellaneous proceeds	3,952	183,401	—

Total investment proceeds	19,479,699	24,362,766	21,124,634
Cost of investments acquired:
Bonds	(19,431,796)	(25,143,592)	(26,832,908)
Stocks	(151,639)	(63,612)	(118,577)
Mortgage loans	(803,164)	(1,289,721)	(739,168)
Real estate	(34)	1,760	(2,261)
Other invested assets	(500,361)	(171,048)	(199,836)
Miscellaneous applications	(37,463)	(262,515)	(176,501)

Total cost of investments acquired	(20,924,459)	(26,928,728)	(28,069,251)
Net increase in policy loans	(3,439)	(2,458)	(2,114)

Net cost of investments acquired	(20,927,896)	(26,931,186)	(28,071,365)

Net cash used in investing activities	(1,448,197)	(2,568,420)	(6,946,731)

8

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
		Restated	Restated
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$490,000	$280,000	$805,000
Net deposits and withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(2,167)	(166,407)	2,256,359
Other sources	625,239	417,888	157,292

Total cash provided	1,113,072	531,481	3,218,651
Other cash applied:
Dividends paid to stockholder	—	(45,700)	—
Capital distribution	—	(254,300)	—

Total other cash applied	—	(300,000)	—

Net cash provided by financing and miscellaneous activities	1,113,072	231,481	3,218,651

Net increase (decrease) in cash and short-term investments	902,950	(485,020)	433,505
Cash and short-term investments:
Beginning of year	180,965	665,985	232,480

End of year	$1,083,915	$180,965	$665,985

See accompanying notes.

9

Transamerica Life Insurance Company

Notes to Financial Statements - Statutory Basis

(Dollars in Thousands)

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is owned by AEGON USA, Inc. (86.7% of common shares) and Transamerica Life Insurance and Annuity Company (13.3% of common shares). AEGON USA, Inc. (AEGON) and Transamerica Life Insurance and Annuity Company are both indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2004, the Company completed a merger with Transamerica Assurance Company (TAC), which was a wholly-owned subsidiary of an affiliate, Transamerica Life Insurance and Annuity Company (TALIAC). The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TAC were carried forward to the merged company. As a result of the merger, TALIAC was issued 34,295 shares of the Company’s common stock. The accompanying financial information is not necessarily indicative of the results that would have been recorded had the merger actually occurred on January 1, 2002, nor is it indicative of future results.

Summarized financial information for the Company and TAC restated for periods prior to the merger are as follows:

	Nine Months Ended September 30 2004	Year Ended December 31
		2003	2002
	Unaudited
Revenues:
Company	$3,953,781	$8,821,301	$10,355,326
TAC	152,450	171,400	149,121

As restated	$4,106,231	$8,992,701	$10,504,447

Net income (loss):
Company	$85,793	$214,137	$(121,152)
TAC	(12,013)	(46,988)	(14,324)

As restated	$73,780	$167,149	$(135,476)

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

	September 30	December 31
	2004	2003
	Unaudited
Assets:
Company	$40,290,163	$37,937,428
TAC	988,669	954,582

As restated	$41,278,832	$38,892,010

Liabilities:
Company	$38,991,898	$36,615,299
TAC	949,526	901,480

As restated	$39,941,424	$37,516,779

Capital and surplus:
Company	$1,298,265	$1,322,129
TAC	39,143	53,102

As restated	$1,337,408	$1,375,231

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus (deficit) rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus (deficit). Under GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus (deficit). Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Surplus Notes: Surplus notes are reported as capital and surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value and the related unrealized capital gains or losses are reported in unassigned surplus. Stocks of affiliated companies are carried at equity in the underlying net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2004 and 2003, the Company excluded investment income due and accrued of $552 and $1,653, respectively, with respect to such practices.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the hedged asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the hedged liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. A cash payment is often exchanged at the outset of the swap contract to represent the present value of cash flows of the instrument. This payment occurs because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged at each due date as well as at the end of the contract. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at amortized cost, consistent with the manner in which the hedged items are carried. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Each mortgage loan is hedged individually and the relevant terms of the asset and derivative must be the same. These caps require a premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate. These derivatives meet hedge accounting rules and are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current interest rate environment for the future. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and amortized into earnings over the life of the future, investment asset.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. The benefits of using the swap market to replicate credit quality include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

These derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Separate Accounts

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Revenues are recognized when due. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue or benefits paid.

Stock Option and Stock Appreciation Rights Plans

Beginning in 2003, the Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to capital and surplus. The Company recorded an expense of $613 for year ended December 31, 2004.

Reclassifications

Certain reclassifications have been made to the 2003 and 2002 financial statements to conform to the 2004 presentation.

2. Accounting Changes

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (Guideline 39). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was to increase reserves by $65,363, which was charged directly to unassigned surplus (deficit) as a change in accounting principle.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes (continued)

Effective January 1, 2003, the Company adopted SSAP No. 86 Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change of accounting principle had no impact on capital and surplus as of January 1, 2003.

During 2003, the state of Missouri (the state of domicile for TAC prior to the merger into the Company) adopted Actuarial Guideline 38 through its adoption of the June 30, 2003 Accounting Practices and Procedures Manual. As such, the Company has adopted this guideline. Reserves as of January 1, 2003 under Actuarial Guideline 38, were increased by $31,957 and this amount has been recorded directly to unassigned surplus as the cumulative effect of a change in accounting principle.

3. Capital Structure

The Company has 42,500 shares of preferred stock outstanding that is owned by AEGON. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares. At both December 31, 2004 and 2003, there were no cumulative unpaid dividends relating to the preferred shares.

At December 31, 2002, the Company accrued $200,000 for a capital contribution receivable from its parent. This capital contribution was carried as an admitted asset based on approval from the Insurance Division, Department of Commerce, of the State of Iowa and receipt of the capital contribution prior to the filing of the annual statement, in accordance with SSAP No. 72.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Capital Structure (continued)

During 2002, the Company received $575,000 from Transamerica Holding Company, LLC, an affiliate, in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2004 and 2003, are as follows:

December 31, 2004
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$33,000	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	31,550	4,500

Total		$575,000	$575,000	$34,500	$64,550	$8,625

December 31, 2003
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$16,500	$4,125
December 30, 2002	6.0	300,000	300,000	13,550	13,550	4,500

Total		$575,000	$575,000	$30,050	$30,050	$8,625

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

Receivable from parents, subsidiaries, and affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2004		2003
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$1,083,915	$1,083,915	$180,965	$180,965
Bonds	23,378,296	24,081,797	21,237,543	21,971,319
Preferred stocks, other than affiliates	120,241	128,761	98,178	99,879
Common stocks, other than affiliates	164,778	164,778	127,048	127,048
Mortgage loans on real estate	3,907,422	4,118,224	3,585,272	3,782,857
Policy loans	79,894	79,894	76,455	76,455
Interest rate caps	24	30	43	82
Swaps	(213,520)	310,227	(180,628)	170,896
Receivable from parents, subsidiaries, and affiliates	47,800	47,800	—	—
Separate account assets	13,878,229	13,878,229	12,262,847	12,262,847

Liabilities
Investment contract liabilities	21,239,415	21,467,324	19,083,086	19,557,021
Separate account annuity liabilities	11,170,132	11,170,132	10,251,990	10,251,990

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$738,387	$4,044	$4,726	$1,539	$736,165
State, municipal, and other government	619,802	66,575	5,834	2,699	677,844
Public utilities	1,472,197	84,398	3,071	3,411	1,550,113
Industrial and miscellaneous	12,769,172	588,991	31,508	28,191	13,298,464
Mortgage and other asset-backed securities	7,778,738	94,190	13,581	40,136	7,819,211

	23,378,296	838,198	58,720	75,976	24,081,797
Affiliated preferred stocks	1,102	—	—	—	1,102
Other preferred stocks	120,241	8,655	135	—	128,761

	$23,499,639	$846,853	$58,855	$75,976	$24,211,660

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2003
Bonds:
United States Government and agencies	$538,953	$2,901	$9,168	$—	$532,686
State, municipal, and other government	628,214	79,140	3,936	7,405	696,013
Public utilities	1,319,612	76,439	8,597	3,624	1,383,830
Industrial and miscellaneous	12,029,975	643,996	54,177	15,862	12,603,932
Mortgage and other asset-backed securities	6,720,789	113,228	32,316	46,843	6,754,858

	21,237,543	915,704	108,194	73,734	21,971,319
Affiliated preferred stocks	944	—	—	—	944
Other preferred stocks	98,178	1,716	15	—	99,879

	$21,336,665	$917,420	$108,209	$73,734	$22,072,142

The Company held bonds and preferred stock at December 31, 2004 and 2003 with a carrying value of $52,103 and $17,581, respectively, and amortized cost of $64,868 and $39,700, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

unassigned surplus. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2004 and 2003 is as follows:

	Losses Less than 12 Months	Losses 12 Months or More	Total
December 31, 2004
Bonds:
United States Government and agencies	$330,302	$91,595	$421,897
State, municipal and other government	21,981	35,514	57,495
Public utilities	202,602	106,487	309,089
Industrial and miscellaneous	2,112,226	674,599	2,786,825
Mortgage and other asset-backed securities	2,600,155	478,939	3,079,094

	5,267,266	1,387,134	6,654,400
Other preferred stocks	16,361	—	16,361

	$5,283,627	$1,387,134	$6,670,761

	Losses Less than 12 Months	Losses 12 Months or More	Total
December 31, 2003
Bonds:
United States Government and agencies	$406,041	$—	$406,041
State, municipal and other government	56,448	3,448	59,896
Public utilities	244,189	46,765	290,954
Industrial and miscellaneous	2,005,249	287,411	2,292,660
Mortgage and other asset-backed securities	2,030,407	699,701	2,730,108

	4,742,334	1,037,325	5,779,659
Other preferred stocks	4,430	—	4,430

	$4,746,764	$1,037,325	$5,784,089

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2004, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$368,682	$374,858
Due after one year through five years	5,638,591	5,805,902
Due after five years through ten years	7,115,385	7,406,145
Due after ten years	2,476,900	2,675,681

	15,599,558	16,262,586
Mortgage and other asset-backed securities	7,778,738	7,819,211

	$23,378,296	$24,081,797

The Company regularly monitors industry sectors and individual debt securities for signs of impairment, including length of time and extent to which the market value of debt securities has been less than cost; industry risk factors; financial condition and near-term prospects of the issuer; and nationally recognized credit rating agency rating changes. Additionally for asset-backed securities, cash flow trends and underlying levels of collateral are monitored. A specific security is considered to be impaired when it is determined that it is probable that not all amounts due (both principal and interest) will be collected as scheduled. Consideration is also given to management’s intent and ability to hold a security until maturity or until fair value will recover.

The Company’s investment in Transamerica Capital III, a long-term bond issued by an affiliate, is valued at amortized cost with a carrying value of $303 and $3,083 at December 31, 2004 and 2003, respectively.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2004	2003	2002
Interest on bonds and preferred stocks	$1,174,456	$1,154,385	$1,006,824
Dividends on equity investments	1,822	3,872	2,076
Interest on mortgage loans	233,847	203,996	162,311
Rental income on real estate	6,625	7,828	8,253
Interest on policy loans	5,608	5,399	4,902
Derivatives	(21,395)	(22,920)	(14,101)
Other	42,094	21,151	27,244

Gross investment income	1,443,057	1,373,711	1,197,509
Less investment expenses	67,575	65,834	54,440

Net investment income	$1,375,482	$1,307,877	$1,143,069

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2004	2003	2002
Proceeds	$17,446,609	$23,823,647	$21,228,877

Gross realized gains	$196,077	$317,148	$159,920
Gross realized losses	(75,123)	(179,475)	(258,972)

Net realized gains (losses)	$120,954	$137,673	$(99,052)

Gross realized losses for the years ended December 31, 2004, 2003 and 2002 include $24,495, $70,859 and $103,905, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2004, investments with an aggregate carrying value of $57,200 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Net realized capital gains (losses) on investments and change in net unrealized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2004	2003	2002
Bonds and preferred stocks	$120,954	$137,673	$(99,052)
Equity securities	6,036	(1,544)	6,464
Mortgage loans on real estate	(11,671)	(78)	374
Real estate	6,320	1,248	(3,193)
Short-term investments	2,113	—	—
Derivatives	(37,464)	(74,660)	(49,788)
Other invested assets	31,866	2,010	2,535

	118,154	64,649	(142,660)
Tax effect	(29,956)	(21,399)	9,062
Transfer from (to) interest maintenance reserve	(48,839)	(91,431)	33,355

Net realized capital gains (losses) on investments	$39,359	$(48,181)	$(100,243)

	Change in Unrealized
	Year Ended December 31
	2004	2003	2002
Bonds	$44,559	$83,127	$24,267
Preferred stocks	8,029	(319)	(3,665)
Common stocks	9,116	2,953	(8,916)
Affiliated entities	161	(4,320)	(129)
Mortgage loans on real estate	—	(27,421)	452
Other invested assets	5,114	21,092	(28,463)
Real estate	—	—	298
Derivative instruments	(40,228)	(56,483)	(60,647)

Change in net unrealized capital gains (losses)	$26,751	$18,629	$(76,803)

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2004	2003
Unrealized gains	$13,394	$2,933
Unrealized losses	(2,556)	(1,250)

Net unrealized gains	$10,838	$1,683

During 2004, the Company issued mortgage loans with interest rates ranging from 2.28% to 7.04%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 90%. Mortgage loans with a carrying value of $4,069 were non-income producing for the previous 180 days. Accrued interest of $371 related to these mortgage loans was excluded from investment income at December 31, 2004. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2004 and 2003, the Company had recorded investment in restructured securities of $20,606 and $4,472, respectively. There were no capital losses taken as a result of such restructurings. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

At December 31, 2004 and 2003, the Company had loans of $63,827 and $0, respectively, for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2004, and 2003 related to such restructurings. There are no commitments to lend additional funds to debtors owing receivables.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2004 and 2003, the Company held a mortgage loan loss reserve in the AVR of $96,069 and $42,314, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution

	December 31
	2004	2003
South Atlantic	22%	25%
Pacific	20	23
Mountain	17	14
E. North Central	16	13
Middle Atlantic	11	11
W. North Central	6	6
W. South Central	3	4
E. South Central	3	2
New England	2	2

Property-Type Distribution

	December 31
	2004	2003
Office	37%	38%
Industrial	21	22
Apartment	20	18
Retail	16	16
Other	6	6

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap contracts.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values and ease the execution of larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2004 and 2003, the Company had replicated assets with a fair value of $220,517 and $196,173, respectively, and credit default swaps with a fair value of $469 and $(841), respectively. During the three years ended December 31, 2004, 2003, and 2002, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. As of December 31, 2004, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $557,055.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

At December 31, 2004 and 2003, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2004	2003
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$4,764,603	$4,295,140
Receive floating – pay fixed	4,894,349	4,884,879
Receive floating (uncapped) – pay floating (capped)	2,806,196	2,901,587
Interest rate cap agreements	30,854	32,446

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 19 years. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in unassigned surplus. For the years ended December 31, 2004 and 2003, none of the Company’s cash flow hedges have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

Derivative instruments that qualify for hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. Derivatives used in hedging transactions that do not meet the criteria of an effective hedge are accounted for at fair value and the changes in fair value are recorded in surplus as unrealized gains and losses. For the years ended December 31, 2004 and 2003, the Company has recorded $69 and $(713), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss).

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2004	2003	2002
Direct premiums	$4,089,877	$5,934,444	$9,175,527
Reinsurance assumed – non affiliates	4,135	28,199	30,473
Reinsurance assumed – affiliates	457,885	145,114	218,537
Reinsurance ceded – non affiliates	(148,315)	(199,327)	(330,692)
Reinsurance ceded – affiliates	(720,278)	(44,383)	(28,055)

Net premiums earned	$3,683,304	$5,864,047	$9,065,790

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $159,604, $229,100, and $175,489, during 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $15,175 and $17,152, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2004 and 2003 of $1,365,444 and $1,406,879, respectively.

At December 31, 2004, amounts recoverable from unauthorized reinsurers of $2,089 (2003–$2,153) and reserve credits for reinsurance ceded of $31,484 (2003– $34,928) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $37,230 at December 31, 2004, that can be drawn on for amounts that remain unpaid for more than 120 days.

During 2003, the Company recaptured a block of business ceded to a non-affiliated company. The recapture resulted in no consideration received by or paid to the Company. This recapture resulted in a pre-tax loss of $3,323, which was recorded in the statement of operations. The loss was offset by the release of liability for unauthorized reinsurance and non-admitted assets related to the reinsurance treaty of $3,208, which were credited directly to unassigned surplus.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd, an affiliate. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,608 and the reserve credit taken of $6,188 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company has amortized $266 and $275 into earnings during 2004 and 2003, respectively, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $9,400.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $12,906 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will be without adjustment of the IMR that existed at the date of the initial transaction. The resulting gain from the ceding commission and the IMR release has been recorded

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

directly to the unassigned surplus on a net of tax basis. The initial mod-co transaction of $1,587,431 is included separately in the revenue and expense sections of the Company’s statement of operations for 2003. During 2004 and 2003, the Company has amortized $6,979 and $9,473, respectively, of the initial gain into earnings with a corresponding charge to unassigned surplus.

The Company has historically been a party to various reinsurance transactions with MEGA Life and Health Insurance Co. and its affiliates (“MEGA”) related to certain accident and health business. During 2003, the Company entered into several reinsurance transactions and novations of certain underlying policies such that all risks associated with these treaties and policies have been ceded to MEGA. No gain or loss was recognized related to these transactions.

During 2004, the Company entered into another reinsurance transaction to cede the new production of certain fixed annuity contracts to Transamerica International Re (Ireland) Ltd (TIRe), an affiliate of the Company, on a funds withheld basis. The Company ceded premiums of $677,733 during 2004 and has taken a reserve credit of $650,613 at December 31, 2004. The Company has a liability for funds held under reinsurance of $620,934 at December 31, 2004. The consummation of this treaty caused no initial gain or loss.

On October 1, 2004 the Company recaptured the business it had ceded under a reinsurance treaty with First AUSA Life Insurance Company, an affiliate. The Company received $643,279 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $643,279 related to the recapture has been reported in the statement of operations as an increase in reserves.

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes

The main components of net deferred income taxes are as follows:

	December 31
	2004	2003
Deferred income tax assets:
Guaranty funds	$5,770	$5,477
Non-admitted assets	788	22,010
807(f) assets	4,606	4,294
Deferred acquisition costs	179,494	160,643
Reserves	71,710	66,726
Unrealized capital losses	31,811	45,028
Other	28,446	15,059

Total deferred income tax assets	$322,625	$319,237

Deferred income tax assets – nonadmitted	$146,140	$158,651

Deferred income tax liabilities:
Unrealized capital gains	$94,585	$77,748
Other	13,867	5,994

Total deferred income tax liabilities	$108,452	$83,742

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2004	2003	2002
Change in net deferred income tax asset	$(21,322)	$(78,803)	$115,655

Change in deferred income tax assets - nonadmitted	$(12,511)	$(36,917)	$34,836

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain/loss from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year Ended December 31
	2004	2003	2002
Income tax computed at federal statutory rate (35%)	$37,366	$96,026	$(7,023)
Deferred acquisition costs – tax basis	18,744	15,408	30,911
Depreciation	53	(112)	(148)
Dividends received deduction	(5,891)	(2,597)	(2,413)
IMR amortization	(5,438)	(8,108)	(382)
Investment income items	(6,060)	(5,054)	(4,934)
Low income housing credits	(5,215)	(6,035)	(6,051)
Prior year under (over) accrual	(15,214)	(40,689)	832
Reinsurance transactions	(3,853)	3,643	(1,442)
Tax reserve adjustment	4,041	3,168	7,072
Other	(1,189)	3,379	(1,256)

Federal income tax expense	$17,344	$59,029	$15,166

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. In addition, any operating loss or capital loss carryforwards are calculated for the life and nonlife subgroups on a consolidated basis.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. Management does not believe the

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

outcome of the protest of findings will have a material effect on the Company’s financial position or results of operations. An examination is underway for 1998 through 2000.

Income taxes incurred during 2004, 2003 and 2002 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $312,070, $199,850, and $1,319, respectively.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2004). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2004		2003
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,799,699	5%	$2,234,306	7%
Subject to discretionary withdrawal at book value less surrender charge	5,649,820	17	7,572,375	23
Subject to discretionary withdrawal at market value	10,753,638	32	9,772,559	30
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	8,507,622	25	5,886,716	18
Not subject to discretionary withdrawal provision	7,269,599	21	6,994,416	22

	33,980,378	100%	32,460,372	100%

Less reinsurance ceded	1,254,582		1,295,797

Total policy reserves on annuities and deposit-type liabilities	$32,725,796		$31,164,575

Included in the liability for deposit-type contracts at December 31, 2004 and 2003 are $4,236,873 and $4,381,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2004, the contractual maturities were: 2005 - $782,698; 2006 - $1,139,983; 2007 - $1,374,936; 2008 - $100,117; 2009 - $371,151 and thereafter - $467,988.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $5,007,410 and $5,426,617 at December 31, 2004 and 2003, respectively.

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2004, 2003, and 2002 is as follows:

	Nonindexed Guaranteed Separate Account Less Than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2004	$—	$1,462,914	$1,462,914

Reserves for separate accounts with assets at:
Fair value	$—	$12,892,015	$12,892,015
Amortized cost	418,070	—	418,070

Total at December 31, 2004	$418,070	$12,892,015	$13,310,085

Premiums, deposits, and other considerations for the year ended December 31, 2003	$—	$1,895,800	$1,895,800

Reserves for separate accounts with assets at:
Fair value	$—	$11,232,371	$11,232,371
Amortized cost	388,149	—	388,149

Total at December 31, 2003	$388,149	$11,232,371	$11,620,520

Premiums, deposits, and other considerations for the year ended December 31, 2002	$175,000	$2,958,899	$3,133,899

Reserves for separate accounts with assets at:
Fair value	$—	$6,953,417	$6,953,417
Amortized cost	369,996	—	369,996

Total at December 31, 2002	$369,996	$6,953,417	$7,323,413

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2004	2003	2002
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$1,463,157	$1,897,576	$3,133,334
Transfers from separate accounts	(897,510)	177,729	402,618

Net transfers to separate accounts	565,647	2,075,305	3,535,952
Miscellaneous reconciling adjustments	5,659	4,131	4,566

Transfers as reported in the summary of operations of the life, accident and health annual statement	$571,306	$2,079,436	$3,540,518

At December 31, 2004 and 2003, the Company had separate account annuities with guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2004
Minimum guaranteed death benefit	$12,339,896	$118,545	$27,399
Minimum guaranteed income benefit	8,273,717	93,888	2,760
Guaranteed premium accumulation fund	79,525	8,066	—
Minimum guaranteed withdrawal benefit	448,821	1,612	(1,255)

December 31, 2003
Minimum guaranteed death benefit	$11,168,817	$108,640	$33,703
Minimum guaranteed income benefit	7,812,085	70,780	569
Guaranteed premium accumulation fund	43,229	5,301	—
Minimum guaranteed withdrawal benefit	16,915	15	(19)

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

For Variable Annuities with Guaranteed Living Benefits (“VAGLB”), which includes minimum guaranteed income, minimum guaranteed withdrawal, and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (“MGDB”), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2004 and 2003, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2004
Life and annuity:
Ordinary direct first year business	$3,703	$2,524	$1,179
Ordinary direct renewal business	22,483	7,090	15,393
Group life direct business	4,190	2,800	1,390

Total life and annuity	30,376	12,414	17,962
Accident and health:
Direct	3,053	—	3,053

Total accident and health	3,053	—	3,053

	$33,429	$12,414	$21,015

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2003
Life and annuity:
Ordinary direct first year business	$6,443	$5,060	$1,383
Ordinary direct renewal business	20,509	5,827	14,682
Group life direct business	1,960	881	1,079

Total life and annuity	28,912	11,768	17,144
Accident and health:
Direct	2,010	—	2,010

Total accident and health	2,010	—	2,010

	$30,922	$11,768	$19,154

At December 31, 2004 and 2003, the Company had insurance in force aggregating $1,175,628 and $1,198,577, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $34,797 and $35,146 to cover these deficiencies at December 31, 2004 and 2003, respectively.

During 2004, the Company made a correction in the guaranteed nonforfeiture interest rate on certain universal life contracts. This caused a decrease in reserves of $1,423, which was credited to capital and surplus.

During 2003, the Company upgraded its reserve valuation system for fixed deferred annuities and variable annuities. The valuation system upgrade, which provides for more precise calculations, caused general account reserves to decrease by $3,572 and separate account reserves to increase by $4,681. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2003 statement of changes in capital and surplus.

During 2002, the Company converted to a new reserve valuation system for fixed deferred annuities and variable annuities. The new valuation system, which provides for more precise calculations, caused general account reserves to increase by $18,990 and separate account reserves to increase by $914. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

accounts are included in the change in surplus in separate accounts in the 2002 statement of changes in capital and surplus.

During 2002, the Company changed the valuation interest rates assumption for a portion of its universal life business. This caused an increase in reserves of $2,703, which was charged directly to capital and surplus.

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus [which aggregates a deficit of $83,990 at December 31, 2004] at the time of such dividend, the maximum payment which may be made in 2005, without the prior approval of insurance regulatory authorities, is $186,434.

During 2003, upon approval of insurance regulatory authorities, the Company paid $300,000 to its parent company. This payment consisted of a dividend of $45,700 and a return of additional paid-in-capital of $254,300.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with Statement of Financial Accounting Standards No. 87 as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

consecutive years of employment. Pension expense aggregated $1,417, $1,658, and $784 for the years ended December 31, 2004, 2003, and 2002, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $620, $637, and $353 for the years ended December 31, 2004, 2003, and 2002, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2004, 2003, and 2002 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $172, $166, and $95 for the years ended December 31, 2004, 2003, and 2002, respectively.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2004, 2003 and 2002, the Company sold $23,460, $22,970, and $11,172, respectively, of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

12. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2004, 2003, and 2002, the Company paid $35,941, $72,287, and $61,826, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2004, 2003, and 2002, the Company paid net interest of $1,042, $985, and $737, respectively, to affiliates.

During 2004, the Company received capital contributions from AEGON and TALIAC of $424,830 and $65,170, respectively. During 2003, the Company distributed a dividend to its parent consisting of $45,700 of common stock and $254,300 of cash, and received a cash capital contribution of $200,000 that was accrued in 2002. During 2003 and 2002, the Company received a capital contribution of $80,000 and $230,000, respectively, in cash from its parent. In addition, in 2002, the Company issued a surplus note of $575,000 in exchange for cash.

At December 31, 2004 the Company reported $47,800 short-term notes receivable from Monumental Life Insurance Company, an affiliate, which is due December 23, 2005. At December 31, 2003, the Company did not have any net short-term notes receivable from an affiliate outstanding. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $236,425 and $226,770 at December 31, 2004 and 2003, respectively.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $2,159,379 as of December 31, 2004. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results.

The Company has also provided a guarantee for the obligations of non-insurance affiliates. These entities accept assignments of structured settlement payment obligations from other insurers and purchases structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2004, the Company has pledged invested assets with a carrying value and market value of $1,531,589 and $1,569,807, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral at least equal to 102% of the fair value of the loaned securities as of the transaction date. The counterparty is obligated to deliver additional collateral if the fair value of the collateral is at any time less than 100% of the fair value of the loaned securities. The additional collateral along with the collateral already held in connection with the lending transaction is at least equal to 102% of the fair value of the loaned securities. The Company does not participate in securities lending in foreign securities. There are no restrictions as to the collateral. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

December 31, 2004 and 2003, the value of securities loaned amounted to $682,627 and $1,032,994, respectively.

The Company has contingent commitments for $238,735 at December 31, 2004 for joint ventures, partnerships, and limited liability companies.

At December 31, 2004, the Company has mortgage loan commitments of $137,175.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $16,615 and $16,584 and an offsetting premium tax benefit of $7,122 and $7,217 at December 31, 2004 and 2003, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $365, $56, and $(2) for the years ended December 31, 2004, 2003, and 2002, respectively.

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Reconciliation of Capital and Surplus and Net Loss

The following table reconciles capital and surplus and net income (loss) as reported in the Annual Statement filed with the Insurance Division, Department of Commerce, of the State of Iowa to the amounts reported in the accompanying financial statements:

	December 31, 2003	Year Ended December 31, 2003
	Total Capital and Surplus	Net Income
Amounts reported in Annual Statement	$1,375,231	$164,745
Under accrual of life and annuity reserves	—	3,733
Adjustment for reinsurance recoverables	—	199
Other adjustments	—	(233)
Tax effect	—	(1,295)

Amounts reported herein	$1,375,231	$167,149

	December 31, 2002	Year Ended December 31, 2002
	Total Capital and Surplus	Net Loss
Amounts reported in Annual Statement	$1,559,717	$(133,072)
Under accrual of life and annuity reserves	(3,733)	(3,733)
Adjustment for reinsurance recoverables	(1,446)	(199)
Other adjustments	233	233
Tax effect	1,295	1,295

Amounts reported herein	$1,556,066	$(135,476)

There were no reconciling items at December 31, 2004 of for the year than ended.

51

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2004

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$744,227	$742,178	$744,227
States, municipalities and political subdivisions	1,718,193	1,718,213	1,718,193
Foreign governments	579,846	638,453	579,846
Public utilities	1,472,197	1,550,113	1,472,197
All other corporate bonds	18,863,530	19,432,538	18,863,530
Redeemable preferred stocks	120,241	128,761	120,241

Total fixed maturities	23,498,234	24,210,256	23,498,234
Equity securities
Common stocks:
Banks, trust and insurance	67,850	67,850	67,850
Industrial, miscellaneous and all other	86,091	96,928	96,928

Total equity securities	153,941	164,778	164,778
Mortgage loans on real estate	3,907,422		3,907,422
Real estate	36,753		36,753
Policy loans	79,894		79,894
Other long-term investments	847,895		847,895
Cash and short-term investments	1,083,915		1,083,915

Total investments	$29,608,054		$29,618,891

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

52

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2004
Individual life	$3,706,105	$—	$18,815	$1,106,335	$201,726	$557,857	$767,054
Individual health	481,152	11,264	20,082	125,322	25,246	149,813	34,059	$126,384
Group life and health	371,747	3,678	26,400	133,892	20,452	129,869	69,428	222,484
Annuity	14,791,947	—	—	2,317,755	1,128,058	3,724,119	364,062

	$19,350,951	$14,942	$65,297	$3,683,304	$1,375,482	$4,561,658	$1,234,603

Year ended December 31, 2003
Individual life	$3,329,369	$—	$14,877	$545,732	$187,047	$493,127	$267,289
Individual health	393,067	11,590	15,488	117,508	20,776	130,651	40,096	$117,509
Group life and health	332,722	3,728	17,239	142,612	18,989	104,620	62,625	205,244
Annuity	13,786,889	—	—	5,058,195	1,081,065	3,618,528	4,000,983

	$17,842,317	$15,318	$47,604	$5,864,047	$1,307,877	$4,346,926	$4,370,993

Year ended December 31, 2002
Individual life	$2,977,485	$—	$17,934	$529,767	$187,122	$343,087	$386,306
Individual health	311,152	10,930	12,898	101,679	17,851	104,699	32,347	$101,581
Group life and health	278,179	6,481	24,006	129,435	18,939	124,841	46,594	161,257
Annuity	11,857,774	—	—	8,304,909	919,157	5,689,344	3,796,799

	$15,424,590	$17,411	$54,838	$9,065,790	$1,143,069	$6,261,971	$4,262,046

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

53

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2004
Life insurance in force	$39,895,407	$8,896,284	$88,961	$31,088,084	0%

Premiums:
Individual life	$1,110,524	$8,401	$4,212	$1,106,335	0%
Individual health	126,384	1,062	—	125,322	0
Group life and health	222,484	88,592	—	133,892	0
Annuity	2,630,485	770,538	457,808	2,317,755	20

	$4,089,877	$868,593	$462,020	$3,683,304	13%

Year ended December 31, 2003
Life insurance in force	$38,955,851	$9,672,433	$90,171	$29,373,589	0%

Premiums:
Individual life	$547,646	$6,022	$4,108	$545,732	1%
Individual health	117,509	929	928	117,508	1
Group life and health	205,242	85,907	23,277	142,612	16
Annuity	5,064,047	150,852	145,000	5,058,195	3

	$5,934,444	$243,710	$173,313	$5,864,047	3%

Year ended December 31, 2002
Life insurance in force	$31,110,497	$4,235,057	$99,989	$26,975,429	1%

Premiums:
Individual life	$581,642	$55,840	$3,965	$529,767	1%
Individual health	101,581	1,054	1,152	101,679	1
Group life and health	161,257	57,179	25,357	129,435	20
Annuity	8,331,047	244,674	218,536	8,304,909	3

	$9,175,527	$358,747	$249,010	$9,065,790	3%

54

FINANCIAL STATEMENTS

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Year Ended December 31, 2004

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Financial Statements

Year Ended December 31, 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Retirement Income Builder Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Retirement Builder Variable Annuity Account (comprised of the Fidelity – VIP Money Market, Fidelity – VIP High Income, Fidelity – VIP Equity-Income, Fidelity – VIP Growth, Fidelity – VIP Overseas, Fidelity – VIP Investment Grade Bond, Fidelity – VIP Asset Manager, Fidelity – VIP Asset Manager: Growth, Fidelity – VIP Contrafund®, Fidelity – VIP Index 500, Fidelity – VIP Growth Opportunities, Fidelity – VIP Growth & Income, Fidelity – VIP Balanced, Fidelity – VIP Mid Cap, Asset Allocation – Growth, Asset Allocation – Conservative, Asset Allocation – Moderate, and Asset Allocation – Moderate Growth, Transamerica U.S. Government Securities-PAM subaccounts), which are available for investment by contract owners of the Retirement Income Builder Variable Annuity, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

1

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Retirement Builder Variable Annuity Account which are available for investment by contract owners of the Retirement Income Builder Variable Annuity at December 31, 2004, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

January 31, 2005

2

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity-VIP Money Market Subaccount	Fidelity-VIP High Income Subaccount	Fidelity-VIP Equity-Income Subaccount	Fidelity-VIP Growth Subaccount
Assets
Investment in securities:
Number of shares	6,936,129.480	925,468.997	759,643.452	627,177.430

Cost	$6,936,129	$5,969,191	$16,981,272	$28,311,982

Investments in mutual funds, at net asset value	$6,936,129	$6,478,283	$19,272,154	$20,075,950
Receivable for units sold	—	2	—	—

Total assets	6,936,129	6,478,285	19,272,154	20,075,950

Liabilities
Payable for units redeemed	—	—	3	10

	$6,936,129	$6,478,285	$19,272,151	$20,075,940

Net Assets:
Deferred annuity contracts terminable by owners	$6,936,129	$6,478,285	$19,272,151	$20,075,940

Total net assets	$6,936,129	$6,478,285	$19,272,151	$20,075,940

Accumulation units outstanding:
M&E - 1.25%	2,732,477	3,088,286	5,147,144	6,515,378

M&E - 1.40%	2,989,069	2,884,024	6,097,114	6,742,590

Accumulation unit value:
M&E - 1.25%	$1.219790	$1.090921	$1.724970	$1.523387

M&E - 1.40%	$1.205419	$1.078080	$1.704656	$1.505430

See accompanying notes.

3

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity-VIP Overseas Subaccount	Fidelity-VIP Investment Grade Bond Subaccount	Fidelity-VIP Asset ManagerSM Subaccount	Fidelity-VIP Asset Manager: Growth® Subaccount
Assets
Investment in securities:
Number of shares	371,065.976	1,295,545.445	505,011.616	369,078.091

Cost	$6,928,657	$16,715,279	$7,595,150	$5,304,832

Investments in mutual funds, at net asset value	$6,501,076	$17,165,977	$7,499,422	$4,716,818
Receivable for units sold	—	—	5	—

Total assets	6,501,076	17,165,977	7,499,427	4,716,818

Liabilities
Payable for units redeemed	1	3	—	5

	$6,501,075	$17,165,974	$7,499,427	$4,716,813

Net Assets:
Deferred annuity contracts terminable by owners	$6,501,075	$17,165,974	$7,499,427	$4,716,813

Total net assets	$6,501,075	$17,165,974	$7,499,427	$4,716,813

Accumulation units outstanding:
M&E - 1.25%	2,219,069	5,934,518	2,588,314	1,363,496

M&E - 1.40%	2,595,525	5,115,067	2,559,714	2,084,883

Accumulation unit value:
M&E - 1.25%	$1.358936	$1.562058	$1.465342	$1.377610

M&E - 1.40%	$1.342889	$1.543658	$1.448077	$1.361442

See accompanying notes.

4

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity-VIP Contrafund® Subaccount	Fidelity-VIP Index 500 Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Growth & Income Subaccount
Assets
Investment in securities:
Number of shares	951,183.985	276,332.044	481,434.839	1,066,205.964

Cost	$22,862,006	$41,007,960	$9,320,650	$15,784,170

Investments in mutual funds, at net asset value	$25,320,518	$38,064,739	$7,736,658	$14,830,925
Receivable for units sold	4	—	2	—

Total assets	25,320,522	38,064,739	7,736,660	14,830,925

Liabilities
Payable for units redeemed	—	4	—	3

	$25,320,522	$38,064,735	$7,736,660	$14,830,922

Net Assets:
Deferred annuity contracts terminable by owners	$25,320,522	$38,064,735	$7,736,660	$14,830,922

Total net assets	$25,320,522	$38,064,735	$7,736,660	$14,830,922

Accumulation units outstanding:
M&E - 1.25%	6,026,975	11,950,857	2,940,458	4,465,164

M&E - 1.40%	6,578,605	11,329,489	3,948,751	5,215,299

Accumulation unit value:
M&E - 1.25%	$2.021095	$1.644479	$1.130332	$1.541420

M&E - 1.40%	$1.997298	$1.625122	$1.117560	$1.524022

See accompanying notes.

5

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity-VIP Balanced Subaccount	Fidelity-VIP Mid Cap Subaccount	Asset Allocation- Growth Subaccount	Asset Allocation- Conservative Subaccount
Assets
Investment in securities:
Number of shares	726,802.430	467,519.317	26,618.064	133,578.567

Cost	$10,261,917	$9,222,001	$288,632	$1,434,835

Investments in mutual funds, at net asset value	$10,429,615	$14,109,733	$321,014	$1,608,286
Receivable for units sold	3	—	—	—

Total assets	10,429,618	14,109,733	321,014	1,608,286

Liabilities
Payable for units redeemed	—	7	2	1

	$10,429,618	$14,109,726	$321,012	$1,608,285

Net Assets:
Deferred annuity contracts terminable by owners	$10,429,618	$14,109,726	$321,012	$1,608,285

Total net assets	$10,429,618	$14,109,726	$321,012	$1,608,285

Accumulation units outstanding:
M&E - 1.25%	3,864,353	2,927,656	199,535	334,264

M&E - 1.40%	3,734,912	2,597,357	74,074	1,031,487

Accumulation unit value:
M&E - 1.25%	$1.380115	$2.563865	$1.174501	$1.181090

M&E - 1.40%	$1.364521	$2.542435	$1.169884	$1.176448

See accompanying notes.

6

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount	Transamerica U.S. Government Securities- PAM Subaccount
Assets
Investment in securities:
Number of shares	419,342.297	191,184.908	0.013

Cost	$4,581,441	$2,079,987	$—

Investments in mutual funds, at net asset value	$5,074,042	$2,328,632	$—
Receivable for units sold	—	2	—

Total assets	5,074,042	2,328,634	—

Liabilities
Payable for units redeemed	4	—	—

	$5,074,038	$2,328,634	$—

Net Assets:
Deferred annuity contracts terminable by owners	$5,074,038	$2,328,634	$—

Total net assets	$5,074,038	$2,328,634	$—

Accumulation units outstanding:
M&E - 1.25%	1,875,864	471,252	—

M&E - 1.40%	2,435,490	1,501,160	—

Accumulation unit value:
M&E - 1.25%	$1.179545	$1.184162	$1.027279

M&E - 1.40%	$1.174865	$1.179485	$1.025525

See accompanying notes.

7

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Fidelity-VIP Money Market Subaccount	Fidelity-VIP High Income Subaccount	Fidelity-VIP Equity-Income Subaccount	Fidelity-VIP Growth Subaccount
Net investment income (loss)
Income:
Dividends	$94,220	$625,693	$333,355	$61,803
Expenses:
Administrative, mortality and expense risk charge	104,874	91,074	266,579	288,937

Net investment income (loss)	(10,654)	534,619	66,776	(227,134)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	79,635	—
Proceeds from sales	5,905,265	2,129,824	5,660,695	4,889,371
Cost of investments sold	5,905,265	3,146,468	6,305,766	8,200,104

Net realized capital gains (losses) on investments	—	(1,016,644)	(565,436)	(3,310,733)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(499,004)	(64,129)	(12,100,296)
End of period	—	509,092	2,290,882	(8,236,032)

Net change in unrealized appreciation/depreciation of investments	—	1,008,096	2,355,011	3,864,264

Net realized and unrealized capital gains (losses) on investments	—	(8,548)	1,789,575	553,531

Increase (decrease) in net assets from operations	$(10,654)	$526,071	$1,856,351	$326,397

See accompanying notes.

8

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Fidelity-VIP Overseas Subaccount	Fidelity-VIP Investment Grade Bond Subaccount	Fidelity-VIP Asset ManagerSM Subaccount	Fidelity-VIP Asset Manager: Growth® Subaccount
Net investment income (loss)
Income:
Dividends	$77,417	$905,101	$244,097	$121,883
Expenses:
Administrative, mortality and expense risk charge	85,309	256,998	109,475	66,590

Net investment income (loss)	(7,892)	648,103	134,622	55,293

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	651,037	—	—
Proceeds from sales	1,365,947	6,093,560	2,171,608	1,041,347
Cost of investments sold	2,146,990	5,612,696	2,642,020	1,489,436

Net realized capital gains (losses) on investments	(781,043)	1,131,901	(470,412)	(448,089)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,908,906)	1,674,805	(732,227)	(1,185,615)
End of period	(427,581)	450,698	(95,728)	(588,014)

Net change in unrealized appreciation/depreciation of investments	1,481,325	(1,224,107)	636,499	597,601

Net realized and unrealized capital gains (losses) on investments	700,282	(92,206)	166,087	149,512

Increase (decrease) in net assets from operations	$692,390	$555,897	$300,709	$204,805

See accompanying notes.

9

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Fidelity-VIP Contrafund® Subaccount	Fidelity-VIP Index 500 Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Growth & Income Subaccount
Net investment income (loss)
Income:
Dividends	$91,000	$557,187	$46,137	$150,200
Expenses:
Administrative, mortality and expense risk charge	335,891	519,201	106,334	210,223

Net investment income (loss)	(244,891)	37,986	(60,197)	(60,023)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	5,250,011	9,114,112	1,648,847	3,798,447
Cost of investments sold	5,508,728	10,765,836	2,527,122	4,738,053

Net realized capital gains (losses) on investments	(258,717)	(1,651,724)	(878,275)	(939,606)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,331,131)	(7,923,056)	(2,936,653)	(2,556,717)
End of period	2,458,512	(2,943,221)	(1,583,992)	(953,245)

Net change in unrealized appreciation/depreciation of investments	3,789,643	4,979,835	1,352,661	1,603,472

Net realized and unrealized capital gains (losses) on investments	3,530,926	3,328,111	474,386	663,866

Increase (decrease) in net assets from operations	$3,286,035	$3,366,097	$414,189	$603,843

See accompanying notes.

10

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Fidelity-VIP Balanced Subaccount	Fidelity-VIP Mid Cap Subaccount	Asset Allocation- Growth Subaccount	Asset Allocation- Conservative Subaccount
Net investment income (loss)
Income:
Dividends	$248,283	$—	$263	$5,143
Expenses:
Administrative, mortality and expense risk charge	152,839	171,625	3,557	22,504

Net investment income (loss)	95,444	(171,625)	(3,294)	(17,361)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	2,638	20,774
Proceeds from sales	2,886,937	3,579,894	86,073	827,347
Cost of investments sold	3,260,323	2,761,678	74,060	657,745

Net realized capital gains (losses) on investments	(373,386)	818,216	14,651	190,376

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(533,099)	2,800,949	11,528	220,221
End of period	167,698	4,887,732	32,382	173,451

Net change in unrealized appreciation/depreciation of investments	700,797	2,086,783	20,854	(46,770)

Net realized and unrealized capital gains (losses) on investments	327,411	2,904,999	35,505	143,606

Increase (decrease) in net assets from operations	$422,855	$2,733,374	$32,211	$126,245

See accompanying notes.

11

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount	Transamerica U.S. Government Securities-PAM Subaccount
Net investment income (loss)
Income:
Dividends	$13,536	$4,002	$—
Expenses:
Administrative, mortality and expense risk charge	61,631	24,301	0

Net investment income (loss)	(48,095)	(20,299)	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	44,461	13,631	—
Proceeds from sales	1,183,290	489,928	—
Cost of investments sold	893,951	362,609	—

Net realized capital gains (losses) on investments	333,800	140,950	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	340,442	135,433	—
End of period	492,601	248,645	—

Net change in unrealized appreciation/depreciation of investments	152,159	113,212	—

Net realized and unrealized capital gains (losses) on investments	485,959	254,162	—

Increase (decrease) in net assets from operations	$437,864	$233,863	$—

See accompanying notes.

12

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity-VIP Money Market Subaccount		Fidelity-VIP High Income Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(10,654)	$(35,218)	$534,619	$418,702
Net realized capital gains (losses) on investments	—	—	(1,016,644)	(1,390,320)
Net change in unrealized appreciation/depreciation of investments	—	—	1,008,096	2,630,053

Increase (decrease) in net assets from operations	(10,654)	(35,218)	526,071	1,658,435

Contract transactions
Net contract purchase payments	33,717	37,333	18,779	55,106
Transfer payments from (to) other subaccounts or general account	964,872	229,816	(192,454)	596,004
Contract terminations, withdrawals, and other deductions	(3,071,004)	(4,268,658)	(1,621,276)	(1,060,717)
Contract maintenance charges	(4,348)	(5,197)	(3,716)	(4,048)

Increase (decrease) in net assets from contract transactions	(2,076,763)	(4,006,706)	(1,798,667)	(413,655)

Net increase (decrease) in net assets	(2,087,417)	(4,041,924)	(1,272,596)	1,244,780

Net assets:
Beginning of the period	9,023,546	13,065,470	7,750,881	6,506,101

End of the period	$6,936,129	$9,023,546	$6,478,285	$7,750,881

See accompanying notes.

13

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity-VIP Equity-Income Subaccount		Fidelity-VIP Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$66,776	$103,125	$(227,134)	$(229,289)
Net realized capital gains (losses) on investments	(565,436)	(1,160,960)	(3,310,733)	(2,659,213)
Net change in unrealized appreciation/depreciation of investments	2,355,011	6,100,564	3,864,264	8,893,673

Increase (decrease) in net assets from operations	1,856,351	5,042,729	326,397	6,005,171

Contract transactions
Net contract purchase payments	67,460	457,364	99,992	87,106
Transfer payments from (to) other subaccounts or general account	49,854	(210,174)	(292,088)	(233,614)
Contract terminations, withdrawals, and other deductions	(4,641,802)	(2,839,987)	(4,241,851)	(2,786,848)
Contract maintenance charges	(13,601)	(12,691)	(20,281)	(22,298)

Increase (decrease) in net assets from contract transactions	(4,538,089)	(2,605,488)	(4,454,228)	(2,955,654)

Net increase (decrease) in net assets	(2,681,738)	2,437,241	(4,127,831)	3,049,517

Net assets:
Beginning of the period	21,953,889	19,516,648	24,203,771	21,154,254

End of the period	$19,272,151	$21,953,889	$20,075,940	$24,203,771

See accompanying notes.

14

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity-VIP Overseas Subaccount		Fidelity-VIP Investment Grade Bond Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(7,892)	$(25,738)	$648,103	$757,728
Net realized capital gains (losses) on investments	(781,043)	(1,050,757)	1,131,901	1,272,251
Net change in unrealized appreciation/depreciation of investments	1,481,325	3,079,949	(1,224,107)	(1,099,901)

Increase (decrease) in net assets from operations	692,390	2,003,454	555,897	930,078

Contract transactions
Net contract purchase payments	50,119	78,937	109,980	108,930
Transfer payments from (to) other subaccounts or general account	55,355	24,674	(524,821)	(2,179,182)
Contract terminations, withdrawals, and other deductions	(1,051,694)	(702,691)	(4,663,695)	(4,197,469)
Contract maintenance charges	(5,663)	(4,977)	(11,768)	(13,534)

Increase (decrease) in net assets from contract transactions	(951,883)	(604,057)	(5,090,304)	(6,281,255)

Net increase (decrease) in net assets	(259,493)	1,399,397	(4,534,407)	(5,351,177)

Net assets:
Beginning of the period	6,760,568	5,361,171	21,700,381	27,051,558

End of the period	$6,501,075	$6,760,568	$17,165,974	$21,700,381

See accompanying notes.

15

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity-VIP Asset ManagerSM Subaccount		Fidelity-VIP Asset Manager: Growth® Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$134,622	$224,153	$55,293	$91,183
Net realized capital gains (losses) on investments	(470,412)	(759,458)	(448,089)	(540,946)
Net change in unrealized appreciation/depreciation of investments	636,499	1,942,664	597,601	1,467,063

Increase (decrease) in net assets from operations	300,709	1,407,359	204,805	1,017,300

Contract transactions
Net contract purchase payments	29,027	140,217	8,067	5,754
Transfer payments from (to) other subaccounts or general account	(59,848)	151,305	(59,780)	(87,958)
Contract terminations, withdrawals, and other deductions	(1,903,715)	(2,047,624)	(842,859)	(743,312)
Contract maintenance charges	(4,436)	(5,067)	(2,707)	(2,888)

Increase (decrease) in net assets from contract transactions	(1,938,972)	(1,761,169)	(897,279)	(828,404)

Net increase (decrease) in net assets	(1,638,263)	(353,810)	(692,474)	188,896

Net assets:
Beginning of the period	9,137,690	9,491,500	5,409,287	5,220,391

End of the period	$7,499,427	$9,137,690	$4,716,813	$5,409,287

See accompanying notes.

16

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity-VIP Contrafund® Subaccount		Fidelity-VIP Index 500 Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(244,891)	$(203,559)	$37,986	$90,970
Net realized capital gains (losses) on investments	(258,717)	(1,101,851)	(1,651,724)	(2,457,391)
Net change in unrealized appreciation/depreciation of investments	3,789,643	7,131,731	4,979,835	11,892,495

Increase (decrease) in net assets from operations	3,286,035	5,826,321	3,366,097	9,526,074

Contract transactions
Net contract purchase payments	106,103	266,651	130,666	259,588
Transfer payments from (to) other subaccounts or general account	(255,497)	(632,739)	(2,043,704)	19,916
Contract terminations, withdrawals, and other deductions	(4,355,080)	(2,942,190)	(6,556,025)	(5,327,634)
Contract maintenance charges	(22,364)	(21,260)	(29,738)	(31,851)

Increase (decrease) in net assets from contract transactions	(4,526,838)	(3,329,538)	(8,498,801)	(5,079,981)

Net increase (decrease) in net assets	(1,240,803)	2,496,783	(5,132,704)	4,446,093

Net assets:
Beginning of the period	26,561,325	24,064,542	43,197,439	38,751,346

End of the period	$25,320,522	$26,561,325	$38,064,735	$43,197,439

See accompanying notes.

17

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Retirement Income Builder Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity-VIP Growth Opportunities Subaccount		Fidelity-VIP Growth & Income Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(60,197)	$(42,646)	$(60,023)	$(15,159)
Net realized capital gains (losses) on investments	(878,275)	(822,632)	(939,606)	(1,166,167)
Net change in unrealized appreciation/depreciation of investments	1,352,661	2,893,503	1,603,472	4,582,619

Increase (decrease) in net assets from operations	414,189	2,028,225	603,843	3,401,293

Contract transactions
Net contract purchase payments	48,431	21,482	64,712	151,377
Transfer payments from (to) other subaccounts or general account	(142,955)	(171,034)	(507,141)	(61,109)
Contract terminations, withdrawals, and other deductions	(1,340,973)	(808,657)	(2,953,820)	(2,305,042)
Contract maintenance charges	(7,480)	(7,948)	(9,990)	(10,813)

Increase (decrease) in net assets from contract transactions	(1,442,977)	(966,157)	(3,406,239)	(2,225,587)

Net increase (decrease) in net assets	(1,028,788)	1,062,068	(2,802,396)	1,175,706

Net assets:
Beginning of the period	8,765,448	7,703,380	17,633,318	16,457,612

End of the period	$7,736,660	$8,765,448	$14,830,922	$17,633,318

See accompanying notes.

18

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity-VIP Balanced Subaccount		Fidelity-VIP Mid Cap Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$95,444	$196,318	$(171,625)	$(98,444)
Net realized capital gains (losses) on investments	(373,386)	(550,412)	818,216	(133,887)
Net change in unrealized appreciation/depreciation of investments	700,797	2,209,093	2,086,783	3,846,270

Increase (decrease) in net assets from operations	422,855	1,854,999	2,733,374	3,613,939

Contract transactions
Net contract purchase payments	73,149	164,468	119,361	113,219
Transfer payments from (to) other subaccounts or general account	6,110	241,162	(316,200)	735,223
Contract terminations, withdrawals, and other deductions	(2,592,070)	(1,920,090)	(2,331,306)	(1,051,306)
Contract maintenance charges	(7,979)	(8,529)	(13,047)	(10,788)

Increase (decrease) in net assets from contract transactions	(2,520,790)	(1,522,989)	(2,541,192)	(213,652)

Net increase (decrease) in net assets	(2,097,935)	332,010	192,182	3,400,287

Net assets:
Beginning of the period	12,527,553	12,195,543	13,917,544	10,517,257

End of the period	$10,429,618	$12,527,553	$14,109,726	$13,917,544

See accompanying notes.

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Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Asset Allocation-Growth Subaccount		Asset Allocation- Conservative Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(3,294)	$(437)	$(17,361)	$(13,202)
Net realized capital gains (losses) on investments	14,651	208	190,376	17,990
Net change in unrealized appreciation/depreciation of investments	20,854	11,554	(46,770)	212,269

Increase (decrease) in net assets from operations	32,211	11,325	126,245	217,057

Contract transactions
Net contract purchase payments	15,192	2,520	4,109	139,343
Transfer payments from (to) other subaccounts or general account	204,682	111,771	634,354	534,943
Contract terminations, withdrawals, and other deductions	(58,729)	(194)	(721,425)	(21,318)
Contract maintenance charges	(359)	(67)	(1,248)	(509)

Increase (decrease) in net assets from contract transactions	160,786	114,030	(84,210)	652,459

Net increase (decrease) in net assets	192,997	125,355	42,035	869,516

Net assets:
Beginning of the period	128,015	2,660	1,566,250	696,734

End of the period	$321,012	$128,015	$1,608,285	$1,566,250

See accompanying notes.

20

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Asset Allocation-Moderate Subaccount		Asset Allocation-Moderate Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(48,095)	$(17,926)	$(20,299)	$(5,833)
Net realized capital gains (losses) on investments	333,800	8,814	140,950	3,055
Net change in unrealized appreciation/depreciation of investments	152,159	340,444	113,212	134,663

Increase (decrease) in net assets from operations	437,864	331,332	233,863	131,885

Contract transactions
Net contract purchase payments	122,905	4,670	231,648	104,439
Transfer payments from (to) other subaccounts or general account	3,415,196	997,802	1,213,587	638,266
Contract terminations, withdrawals, and other deductions	(978,532)	(77,210)	(307,123)	(16,581)
Contract maintenance charges	(1,325)	(556)	(1,992)	(788)

Increase (decrease) in net assets from contract transactions	2,558,244	924,706	1,136,120	725,336

Net increase (decrease) in net assets	2,996,108	1,256,038	1,369,983	857,221

Net assets:
Beginning of the period	2,077,930	821,892	958,651	101,430

End of the period	$5,074,038	$2,077,930	$2,328,634	$958,651

See accompanying notes.

21

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Transamerica U.S. Government Securities-PAM Subaccount
	2004	2003(1)
Operations
Net investment income (loss)	$—	$—
Net realized capital gains (losses) on investments	—	1
Net change in unrealized appreciation/depreciation of investments	—	—

Increase (decrease) in net assets from operations	—	1

Contract transactions
Net contract purchase payments	—	—
Transfer payments from (to) other subaccounts or general account	—	200
Contract terminations, withdrawals, and other deductions	—	(201)
Contract maintenance charges	—	—

Increase (decrease) in net assets from contract transactions	—	(1)

Net increase (decrease) in net assets	—	—

Net assets:
Beginning of the period	—	—

End of the period	$—	$—

See accompanying notes.

22

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Retirement Income Builder Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Organization

The Retirement Builder Variable Annuity Account (Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specific investment subaccounts listed below is available to contract owners of the Retirement Income Builder Variable Annuity. Activity in the remaining subaccounts (not included herein), as well as certain of these specific subaccounts, are available to contract owners of Retirement Income Builder II Variable Annuity, Portfolio Select Variable Annuity, Immediate Income Builder and The One Income Annuity, also offered by Transamerica Life. The amounts reported herein represent the activity related only to contract owners of the Retirement Income Builder Variable Annuity. Activity in all but one of these specific subaccounts is available to contract owners. The Transamerica U.S. Government Securities-Portfolio Asset Manager-Service Class subaccount (“PAM”) (formerly known as Transamerica U.S. Government Securities-Safe Fund-Service Class) was added on November 3, 2003 solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into the “PAM” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:

Variable Insurance Products Fund-Initial Class:

Fidelity-VIP Money Market Portfolio-Initial Class

Fidelity-VIP High Income Portfolio-Initial Class

Fidelity-VIP Equity-Income Portfolio-Initial Class

Fidelity-VIP Growth Portfolio-Initial Class

Fidelity-VIP Overseas Portfolio-Initial Class

Fidelity-VIP Investment Grade Bond Portfolio-Initial Class

Fidelity-VIP Asset ManagerSM Portfolio-Initial Class

Fidelity-VIP Asset Manager: Growth® Portfolio-Initial Class

Fidelity-VIP Contrafund® Portfolio

Fidelity-VIP Index 500 Portfolio-Initial Class

Fidelity-VIP Growth Opportunities Portfolio-Initial Class

Fidelity-VIP Growth & Income Portfolio-Initial Class

Fidelity-VIP Balanced Portfolio-Initial Class

Fidelity-VIP Mid Cap Portfolio-Initial Class

AEGON/Transamerica Series Fund, Inc.-Initial Class:

Asset Allocation-Growth Portfolio-Initial Class

Asset Allocation-Conservative Portfolio-Initial Class

Asset Allocation-Moderate Portfolio-Initial Class

Asset Allocation-Moderate Growth Portfolio-Initial Class

AEGON/Transamerica Series Fund, Inc.-Service Class:

Transamerica U.S. Government Securities-PAM-Service Class

23

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Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Asset Allocation-Growth Portfolio-Initial Class	May 1, 2002
Asset Allocation-Conservative Portfolio-Initial Class	May 1, 2002
Asset Allocation-Moderate Portfolio-Initial Class	May 1, 2002
Asset Allocation-Moderate Growth Portfolio-Initial Class	May 1, 2002
Transamerica U.S. Government Securities-PAM-Service Class	November 3, 2003

The following subaccount is only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Fidelity-VIP Growth Opportunities Portfolio	May 1, 2002

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2004.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

24

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2004 were as follows:

	Purchases	Sales
Variable Insurance Products Fund-Initial Class:
Fidelity-VIP Money Market Portfolio-Initial Class	$3,817,848	$5,905,265
Fidelity-VIP High Income Portfolio-Initial Class	865,774	2,129,824
Fidelity-VIP Equity-Income Portfolio-Initial Class	1,269,022	5,660,695
Fidelity-VIP Growth Portfolio-Initial Class	208,022	4,889,371
Fidelity-VIP Overseas Portfolio-Initial Class	406,171	1,365,947
Fidelity-VIP Investment Grade Bond Portfolio-Initial Class	2,302,408	6,093,560
Fidelity-VIP Asset ManagerSM Portfolio-Initial Class	367,252	2,171,608
Fidelity-VIP Asset Manager: Growth® Portfolio-Initial Class	199,372	1,041,347
Fidelity - VIP Contrafund® Portfolio	478,279	5,250,011
Fidelity-VIP Index 500 Portfolio-Initial Class	653,293	9,114,112
Fidelity-VIP Growth Opportunities Portfolio-Initial Class	145,670	1,648,847
Fidelity-VIP Growth & Income Portfolio-Initial Class	332,189	3,798,447
Fidelity-VIP Balanced Portfolio-Initial Class	461,589	2,886,937
Fidelity-VIP Mid Cap Portfolio-Initial Class	867,086	3,579,894
AEGON/Transamerica Series Fund, Inc.-Initial Class:
Asset Allocation-Growth Portfolio-Initial Class	246,204	86,073
Asset Allocation-Conservative Portfolio-Initial Class	746,559	827,347
Asset Allocation-Moderate Portfolio-Initial Class	3,737,902	1,183,290
Asset Allocation-Moderate Growth Portfolio-Initial Class	1,619,381	489,928
AEGON/Transamerica Series Fund, Inc.-Service Class:
Transamerica U.S. Government Securities-PAM-Service Class	—	—

25

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity-VIP Money Market Subaccount	Fidelity-VIP High Income Subaccount	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Overseas Subaccount	Fidelity-VIP Investment Grade Bond Subaccount	Fidelity-VIP Asset ManagerSM Subaccount
Units outstanding at January 1, 2003	10,731,663	8,148,113	16,119,928	18,688,233	6,301,339	18,644,532	7,897,388
Units purchased	30,684	61,549	379,881	89,311	86,211	87,977	109,719
Units redeemed and transferred	(3,332,418)	(482,331)	(2,403,518)	(2,470,300)	(772,371)	(4,330,326)	(1,477,907)

Units outstanding at December 31, 2003	7,429,929	7,727,331	14,096,291	16,307,244	5,615,179	14,402,183	6,529,200
Units purchased	73,614	18,782	47,624	84,049	40,915	105,588	24,386
Units redeemed and transferred	(1,781,997)	(1,773,803)	(2,899,657)	(3,133,325)	(841,500)	(3,458,186)	(1,405,558)

Units outstanding at December 31, 2004	5,721,546	5,972,310	11,244,258	13,257,968	4,814,594	11,049,585	5,148,028

26

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity-VIP Asset Manager: Growth® Subaccount	Fidelity-VIP Contrafund® Subaccount	Fidelity-VIP Index 500 Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Growth & Income Subaccount	Fidelity-VIP Balanced Subaccount	Fidelity-VIP Mid Cap Subaccount
Units outstanding at January 1, 2003	4,855,243	17,311,685	32,790,835	9,299,045	13,700,080	10,749,676	6,948,070
Units purchased	10,692	210,614	230,525	48,985	129,277	147,778	82,912
Units redeemed and transferred	(731,588)	(2,452,495)	(4,178,947)	(1,092,914)	(1,812,584)	(1,393,551)	(311,507)

Units outstanding at December 31, 2003	4,134,347	15,069,804	28,842,413	8,255,116	12,016,773	9,503,903	6,719,475
Units purchased	11,041	71,530	94,547	50,900	48,099	67,808	55,325
Units redeemed and transferred	(697,009)	(2,535,754)	(5,656,614)	(1,416,807)	(2,384,409)	(1,972,446)	(1,249,787)

Units outstanding at December 31, 2004	3,448,379	12,605,580	23,280,346	6,889,209	9,680,463	7,599,265	5,525,013

27

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation- Growth Subaccount(1)	Asset Allocation- Conservative Subaccount(1)	Asset Allocation- Moderate Subaccount(1)	Asset Allocation- Moderate Growth Subaccount(1)	Transamerica U.S. Government Securities- PAM Subaccount(1)
Units outstanding at January 1, 2003	3,302	776,578	946,198	120,764	—
Units purchased	2,731	140,248	4,778	117,591	2
Units redeemed and transferred	117,056	523,128	990,439	671,196	(2)

Units outstanding at December 31, 2003	123,089	1,439,954	1,941,415	909,551	—
Units purchased	14,363	3,692	111,201	215,375	—
Units redeemed and transferred	136,157	(77,895)	2,258,738	847,486	—

Units outstanding at December 31, 2004	273,609	1,365,751	4,311,354	1,972,412	—

28

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Retirement Income Builder Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity-VIP Money Market	12/31/2004 12/31/2003 12/31/2002 12/31/2001	5,721,546 7,429,929 10,731,663 10,815,574	$1.22 to $1.21 1.22 to 1.21 1.22 to 1.21 1.22 to 1.21	$6,936,129 9,023,546 13,065,470 13,121,076	1.19 1.00 1.68 3.87%	1.25% to 1.40% 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	(0.04) to (0.19)% (0.25) to (0.40) 0.44 to 0.29 2.90 to 2.75

Fidelity-VIP High Income	12/31/2004 12/31/2003 12/31/2002 12/31/2001	5,972,310 7,727,331 8,148,113 9,248,291	1.09 to 1.08 1.01 to 1.00 0.80 to 0.79 0.78 to 0.78	6,478,285 7,750,881 6,506,101 7,234,217	9.03 6.96 11.03 13.60	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	8.23 to 8.08 25.69 to 25.51 2.17 to 2.01 (12.83) to (12.96)

Fidelity-VIP Equity-Income	12/31/2004 12/31/2003 12/31/2002 12/31/2001	11,244,258 14,096,291 16,119,928 18,663,608	1.72 to 1.70 1.57 to 1.55 1.22 to 1.21 1.48 to 1.47	19,272,151 21,953,889 19,516,648 27,569,678	1.65 1.85 1.81 1.71	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	10.15 to 9.99 28.72 to 28.53 (17.97) to (18.09) (6.14) to (6.28)

Fidelity-VIP Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	13,257,968 16,307,244 18,688,233 22,134,284	1.52 to 1.51 1.49 to 1.48 1.14 to 1.13 1.65 to 1.64	20,075,940 24,203,771 21,154,254 36,317,271	0.28 0.28 0.27 0.08	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	2.10 to 1.95 31.21 to 31.02 (30.97) to (31.07) (18.67) to (18.79)

Fidelity-VIP Overseas	12/31/2004 12/31/2003 12/31/2002 12/31/2001	4,814,594 5,615,179 6,301,339 7,386,090	1.36 to 1.34 1.21 to 1.20 0.86 to 0.85 1.09 to 1.08	6,501,075 6,760,568 5,361,171 7,987,815	1.20 0.86 0.83 5.35	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	12.23 to 12.06 41.60 to 41.39 (21.27) to (21.38) (22.15) to (22.26)

Fidelity-VIP Investment Grade Bond	12/31/2004 12/31/2003 12/31/2002 12/31/2001	11,049,585 14,402,183 18,644,532 19,236,376	1.56 to 1.54 1.51 to 1.50 1.46 to 1.44 1.34 to 1.33	17,165,974 21,700,381 27,051,558 25,631,068	4.64 4.32 3.81 4.70	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	3.16 to 3.01 3.91 to 3.75 8.98 to 8.82 7.12 to 6.96

Fidelity-VIP Asset ManagerSM	12/31/2004 12/31/2003 12/31/2002 12/31/2001	5,148,028 6,529,200 7,897,388 9,763,678	1.47 to 1.45 1.41 to 1.39 1.21 to 1.20 1.34 to 1.33	7,499,427 9,137,690 9,491,500 13,026,962	2.94 3.73 4.25 4.38	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	4.16 to 4.01 16.52 to 16.35 (9.86) to (9.99) (5.28) to (5.42)

Fidelity-VIP Asset Manager: Growth®	12/31/2004 12/31/2003 12/31/2002 12/31/2001	3,448,379 4,134,347 4,855,243 6,198,898	1.38 to 1.36 1.32 to 1.30 1.08 to 1.07 1.30 to 1.29	4,716,813 5,409,287 5,220,391 7,995,317	2.44 3.10 3.14 3.00	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	4.67 to 4.52 21.81 to 21.63 (16.57) to (16.69) (8.54) to (8.68)

Fidelity-VIP Contrafund®	12/31/2004 12/31/2003 12/31/2002 12/31/2001	12,605,580 15,069,804 17,311,685 19,700,412	2.02 to 2.00 1.77 to 1.75 1.40 to 1.38 1.56 to 1.55	25,320,522 26,561,325 24,064,542 30,610,465	0.36 0.48 0.86 0.81	1.25 to 1.39 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	14.05 to 13.88 26.88 to 26.69 (10.47) to (10.60) (13.33) to (13.46)

29

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity-VIP Index 500	12/31/2004 12/31/2003 12/31/2002 12/31/2001		23,280,346 28,842,413 32,790,835 39,810,743	$1.64 to $1.63 1.51 to 1.49 1.19 to 1.18 1.55 to 1.53	$38,064,735 43,197,439 38,751,346 61,306,767	1.41 1.55 1.40 1.21%	1.25% to 1.40% 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	9.25 to 9.08% 26.82 to 26.64 (23.21) to (23.32) (13.19) to (13.32)

Fidelity-VIP Growth Opportunities	12/31/2004 12/31/2003 12/31/2002 12/31/2001		6,889,209 8,255,116 9,299,045 11,101,867	1.13 to 1.12 1.07 to 1.06 0.83 to 0.83 1.08 to 1.07	7,736,660 8,765,448 7,703,380 11,926,212	0.58 0.81 1.12 0.39	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	5.86 to 5.71 28.27 to 28.08 (22.81) to (22.93) (15.48) to (15.61)

Fidelity-VIP Growth & Income	12/31/2004 12/31/2003 12/31/2002 12/31/2001		9,680,463 12,016,773 13,700,080 16,287,636	1.54 to 1.52 1.48 to 1.46 1.21 to 1.20 1.47 to 1.46	14,830,922 17,633,318 16,457,612 23,777,970	0.95 1.24 1.44 1.36	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	4.49 to 4.33 22.25 to 22.07 (17.64) to (17.77) (9.88) to (10.01)

Fidelity-VIP Balanced	12/31/2004 12/31/2003 12/31/2002 12/31/2001		7,599,265 9,503,903 10,749,676 12,528,465	1.38 to 1.36 1.32 to 1.31 1.14 to 1.13 1.26 to 1.26	10,429,618 12,527,553 12,195,543 15,778,466	2.15 2.92 3.22 3.81	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	4.17 to 4.01 16.27 to 16.10 (9.85) to (9.98) (2.80) to (2.94)

Fidelity-VIP Mid Cap	12/31/2004 12/31/2003 12/31/2002 12/31/2001		5,525,013 6,719,475 6,948,070 7,260,827	2.56 to 2.54 2.08 to 2.06 1.52 to 1.51 1.70 to 1.70	14,109,726 13,917,544 10,517,257 12,350,611	0.00 0.42 0.95 0.00	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	23.37 to 23.19 36.93 to 36.72 (10.94) to (11.07) (4.41) to (4.55)

Asset Allocation-Growth	12/31/2004 12/31/2003 12/31/2002	(1)	273,609 123,089 3,302	1.17 to 1.17 1.04 to 1.04 0.81 to 0.81	321,012 128,015 2,660	0.09 0.09 0.00	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	12.77 to 12.61 29.18 to 28.99 (19.38) to (19.46)

Asset Allocation-Conservative	12/31/2004 12/31/2003 12/31/2002	(1)	1,365,751 1,439,954 776,578	1.18 to 1.18 1.09 to 1.09 0.90 to 0.90	1,608,285 1,566,250 696,734	0.31 0.13 0.00	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	8.36 to 8.20 21.40 to 21.22 (10.21) to (10.30)

Asset Allocation-Moderate	12/31/2004 12/31/2003 12/31/2002	(1)	4,311,354 1,941,415 946,198	1.18 to 1.17 1.07 to 1.07 0.87 to 0.87	5,074,038 2,077,930 821,892	0.29 0.12 0.00	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	10.02 to 9.85 23.33 to 23.14 (13.06) to (13.15)

Asset Allocation-Moderate Growth	12/31/2004 12/31/2003 12/31/2002	(1)	1,972,412 909,551 120,764	1.18 to 1.18 1.06 to 1.05 0.84 to 0.84	2,328,634 958,651 101,430	0.23 0.17 0.00	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	12.14 to 11.97 25.60 to 25.41 (15.93) to (16.01)

Transamerica U.S. Government Securities-PAM	12/31/2004 12/31/2003	(1)	— —	1.03 to 1.03 1.01 to 1.01	— —	0.00 0.00	1.25 to 1.40 1.25 to 1.40	1.63 to 1.48 1.08 to 1.06

30

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .75% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total Returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote.

31

Retirement Builder Variable Annuity Account -

Retirement Income Builder Variable Annuity

Notes to Financial Statements

December 31, 2004

5. Administrative, Mortality, and Expense Risk Charge

Contract maintenance charges include an annual charge of the lesser of 2% of the policy value or $30 per contract which will commence on the first policy anniversary of each contract owner’s account. Charges for contract maintenance to the variable annuity contracts are an expense of the Mutual Fund Account.

Transamerica Life deducts a daily charge for assuming certain mortality and expense risks. An annual charge of 1.25% or 1.10% (depending on the death benefit selected) is assessed. Transamerica Life also deducts a daily charge equal to an annual rate of .15% of the contract owner’s account for administrative expenses.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

32

RETIREMENT INCOME BUILDER II VARIABLE ANNUITY

Issued by

Transamerica Life Insurance Company

Supplement Dated May 1, 2005

to the

Prospectus dated May 1, 2005

Effective immediately, we will not accept any premium payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer which would result in the policy value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Retirement Income Builder II Variable Annuity dated May 1, 2005

RIBII Fixed Limt 05

RETIREMENT INCOME BUILDER II VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2005

to the

Prospectus dated May 1, 2005

5 FOR LIFE RIDER

You may elect to purchase the optional 5 For Life rider which provides you with a guaranteed minimum withdrawal benefit. This rider is available during the accumulation phase but it will not be issued if the annuitant is age 91 or older. The maximum issue age may be lower if required by state law.

You should view this rider as a way to permit you to invest in variable investment options while still having your liquidity protected to the extent provided hereby.

The 5 For Life rider may vary for certain policies and may not be available for all policies. Please contact us at (800) 525-6205 for additional information regarding the availability of the 5 For Life rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

Fee Table

Optional Rider Fees:
5 For Life Rider(1)	0.60%

(1)	The fee is a percentage of the total withdrawal base.

5 For Life Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the variable investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year starting with the calendar year immediately following the annuitant’s 59th birthday until the annuitant’s death (unless your minimum remaining withdrawal amount is reduced to zero because of “excess” withdrawals; see adjusted partial withdrawals, below). All withdrawals before age 59 are excess withdrawals.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Retirement Income Builder II Variable Annuity dated May 1, 2005

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each calendar year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 For Life Rider unless:

•	the annuitant is age 90 or younger;

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See adjusted partial withdrawals.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date. The maximum annual withdrawal amount remains zero until the first day of the calendar year after the annuitant’s 59th birthday. The maximum annual withdrawal amount for that calendar year and each subsequent calendar year is equal to 5% of the total withdrawal base.

If the annuitant is at least 59 years old on the rider date the maximum annual withdrawal amount in the year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to 5% of the total withdrawal base.

For qualified policies:

If the annuitant is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•	an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

2

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Since the total withdrawal base of the rider is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent adjusted partial withdrawals.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base and minimum remaining withdrawal amount by the greater of the dollar amount of the withdrawal or on a pro rata basis (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantee offered by this rider.

Please note: Gross partial withdrawals of greater than the maximum annual withdrawal amount will result in an excess partial withdrawal as will any partial withdrawal before the January 1st following the annuitant’s 59th birthday and will reduce the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis.

5 For Life Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values.

Designated Investment Options. If you elect the 5 For Life benefit, you must allocate 100% of your policy value to the following “designated funds:”

Asset Allocation – Conservative Portfolio

– Service Class

Asset Allocation – Moderate Portfolio

– Service Class

Asset Allocation – Moderate Growth Portfolio

– Service Class

Dreyfus VIF – Money Market Portfolio

Fixed Account

3

If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated fund.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage). The new rider effective date will be the date the Company receives all necessary information.

Death Benefit. If you elect the 5 For Life benefit, upon the death of the annuitant we will add an additional amount to the death benefit payable. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner may elect to annuitize the maximum annual withdrawal amount instead of receiving the cash value. If such an election is made, the policy is terminated and the cash value is forfeited.

Termination. The 5 For Life rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 For Life rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•	annuitization; or

•	termination of your policy.

The 5 For Life rider may vary for certain optional features, certain policies and may not be available for all policies.

[THIS SPACE INTENTIONALLY LEFT BLANK]

4

RETIREMENT INCOME BUILDER II VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2005

to the

Prospectus dated May 1, 2005

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the living benefits rider. Please Note: You cannot elect this rider if you have elected certain other optional benefits under the policy. Certain protections under the rider are available only if you hold the rider for ten years. In addition, if you elect the rider, we will monitor your policy value and may transfer amounts back and forth between specified investment options under the policy and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider.

The living benefits rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the living benefits rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

Fee Table

Optional Rider Fees:
Living Benefits Rider(1)	0.60%

(1)	The fee is a percentage of the “principal back” total withdrawal base.

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Retirement Income Builder II Variable Annuity dated May 1, 2005

Guaranteed Future Value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value are as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges and excess interest adjustments that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. Assume that on the guaranteed future value date your policy value has declined to $90,000 because of negative investment performance. We will add $10,000 to your policy value.

2

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments before the guaranteed future value date, you should consider whether electing the rider is in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of liquidity regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this benefit:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit, you can withdraw up to:

•	7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero; or

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 each rider year for the next fourteen years and $2,000 in the next year so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•	5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess” withdrawals (see adjusted partial withdrawals, below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

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Please note:

•	Withdrawals under the 5% “for life” guarantee cannot be commenced until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees on a pro rata basis (possibly to zero). See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantees.

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount will result in an excess partial withdrawal under the “for life” guarantee as will any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday and will reduce the “for life” maximum annual withdrawal amount, “for life” total withdrawal base, and “for life” minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal is illustrated below.

			5% “For Life”
Date	Policy Value before the Withdrawal	Gross Withdrawal	Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

As this illustration shows, a 7% “principal back” withdrawal reduces the 5% “for life” total withdrawal base by $2,222.22, the 5% “for life” minimum remaining withdrawal amount by $7,111.11, and the 5% “for life” maximum annual withdrawal amount by $111.11.

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Living Benefits Rider Fee

A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities - Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities – Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the living benefits rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment options.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate.

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The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitants 86th birthday, you can upgrade the total withdrawal base and guaranteed future value to the policy value after the third rider anniversary by sending us written notice. At that time the minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The principal back and for life withdrawal percentages will not change. The new rider effective date and guaranteed future value date will be the date the Company receives all necessary information.

Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the third rider anniversary);

•	annuitization; or

•	termination of your policy.

The living benefits rider may vary for certain policies and may not be available for all policies.

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RETIREMENT

INCOME BUILDER II

VARIABLE ANNUITY

Issued Through

RETIREMENT BUILDER VARIABLE

ANNUITY ACCOUNT

by

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus - May 1, 2005

This flexible premium deferred annuity policy has many investment choices. There is a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), and various underlying fund portfolios. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the underlying fund portfolios.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Retirement Income Builder II Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2005. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the separate account can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the underlying funds:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES

TRUST – INITIAL CLASS

Subadvised by Janus Capital Management, LLC

Janus Growth

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

AEGON/TRANSAMERICA SERIES

TRUST – SERVICE CLASS

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation - Conservative Portfolio

Asset Allocation - Growth Portfolio

Asset Allocation - Moderate Portfolio

Asset Allocation - Moderate Growth Portfolio

AIM VARIABLE INSURANCE FUNDS – SERIES I

Managed by A I M Advisors, Inc.

AIM V.I. Capital Appreciation Fund

AIM V.I. Core Equity Fund

AIM V.I. Government Securities Fund

AIM V.I. Premier Equity Fund

DREYFUS STOCK INDEX FUND, INC. – INITIAL CLASS

Managed by The Dreyfus Corporation and

Mellon Equity Associates as index fund manager

DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Dreyfus VIF- Money Market Portfolio

DREYFUS VARIABLE INVESTMENT FUND – INITIAL CLASS

Managed by The Dreyfus Corporation

Dreyfus VIF- Small Company Stock Portfolio

MFS® VARIABLE INSURANCE TRUST – INITIAL CLASS

Managed by MFS ® Investment Management

MFS Emerging Growth Series

MFS Research Series

MFS Total Return Series

MFS Utilities Series

NATIONS SEPARATE ACCOUNT TRUST

Managed by Banc of America Capital Management, LLC and MacKay Shields LLC as Subadvisor

Nations High Yield Bond Portfolio

Managed by Banc of America Capital Management, LLC and Marsico Capital Management, LLC as Subadvisor

Nations Marsico Focused Equities Portfolio

Nations Marsico Growth Portfolio

Nations	Marsico International Opportunities Portfolio

Nations Marsico 21st Century Portfolio

Managed by Banc of America Capital Management, LLC

Nations Marsico MidCap Growth Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Managed by OppenheimerFunds, Inc.

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Strategic Bond Fund/VA

VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity - VIP Balanced Portfolio

Fidelity - VIP Contrafund® Portfolio

Fidelity - VIP Equity-Income Portfolio

Fidelity - VIP Growth Portfolio

Fidelity - VIP Growth & Income Portfolio

Fidelity - VIP High Income Portfolio

Fidelity - VIP Investment Grade Bond Portfolio

Fidelity - VIP Mid Cap Portfolio

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month following the month after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the policy month following the month in which the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Cumulative Free Percentage—The percentage (as applied to the policy value) which is available free of any surrender charge. The cumulative free percentage is 10% as of the Policy Date and accumulates at 10% on each successive Policy Anniversary. The unused portion of the cumulative free percentage in any Policy Year will be carried forward at each successive Policy Anniversary. Any portion of the cumulative free percentage previously taken will reduce the cumulative free percentage currently available.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information given to us to issue a policy.

Policy Date— The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes and transfer fees, if any.

Separate Account—The Retirement Income Builder II Variable Annuity division of the Retirement Builder Variable Annuity Account. The Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

You (Your) —The owner of the contract.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1. THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: subaccounts of the separate account, and a fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers the subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value depends on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2. PURCHASE

You can buy this policy with $2,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3. INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following investment choices described in the underlying fund prospectuses:

Janus Growth - Initial Class

Transamerica Equity - Initial Class

Van Kampen Emerging Growth - Initial Class

Asset	Allocation - Conservative Portfolio - Service Class

Asset Allocation - Growth Portfolio - Service Class

Asset Allocation - Moderate Portfolio - Service Class

Asset Allocation - Moderate Growth Portfolio - Service Class

AIM V.I. Capital Appreciation Fund - Series I

AIM V.I. Core Equity Fund - Series I

AIM V.I. Government Securities Fund - Series I

AIM V.I. Premier Equity Fund - Series I

Dreyfus Stock Index Fund - Initial Class

Dreyfus VIF - Money Market Portfolio

Dreyfus VIF - Small Company Stock Portfolio - Initial Class

MFS Emerging Growth Series - Initial Class

MFS Research Series - Initial Class

MFS Total Return Series - Initial Class

MFS Utilities Series - Initial Class

Nations High Yield Bond Portfolio

Nations Marsico Focused Equities Portfolio

Nations Marsico Growth Portfolio

Nations Marsico International

Opportunities Portfolio

Nations Marsico 21st Century Portfolio

Nations Marsico MidCap Growth Portfolio

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Strategic Bond Fund/VA

Fidelity - VIP Balanced Portfolio - Service Class 2

Fidelity - VIP Contrafund® Portfolio - Service Class 2

Fidelity - VIP Equity-Income Portfolio - Service Class 2

Fidelity - VIP Growth Portfolio - Service Class 2

Fidelity - VIP Growth & Income Portfolio - Service Class 2

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Fidelity - VIP High Income Portfolio - Service Class 2

Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2

Fidelity - VIP Mid Cap Portfolio - Service Class 2

Depending upon their investment performance, you can make or lose money in any of these subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4. PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide performance information in Appendix B and in the SAI. This data does not indicate future performance.

5. EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 6.0% of premium payments surrendered within five years after the premium is paid. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

Full surrenders and partial surrenders from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges of either 1.25% or 1.40% per year from the assets in each subaccount, depending on the guaranteed minimum death benefit you choose.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%.

If you elect the Beneficiary Earnings Enhancement, there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

The value of the net assets of the variable subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6. ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). You may take out up to the cumulative free percentage free of surrender charges.

Surrenders in excess of the cumulative free percentage may be subject to a surrender charge and excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

Access to amounts held in qualified policies may be restricted or prohibited.

Surrenders are not generally permitted during the income phase.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

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8. DEATH BENEFIT

If the annuitant who is also the owner dies before the income phase begins, then a death benefit will become payable. If the owner is not the annuitant, no death benefit is paid if the owner dies.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase the policy, you may choose one of the following guaranteed minimum death benefits:

•	Return of Premium

•	5% Annually Compounding

•	Annual Step-Up

Charges are lower for the Return of Premium Death Benefit.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

9. TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income.

10. ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional rider that might pay an additional amount on top of the policy death benefit, in certain circumstances. This feature is called the “Beneficiary Earnings Enhancement.” There is an extra charge for this rider.

•	Under certain medically related circumstances, we will allow you to fully or partially surrender your policy value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone.

•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features are not available for all policies and, may vary for certain policies, and may not be suitable for your particular situation.

11. OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the policy), or whatever longer time may be permitted by state law. The amount of the

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refund will generally be the premiums paid and accumulated gains or losses in the separate account. Please note, we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. We will pay the refund within 7 days after we receive at our administrative and service office written notice of cancellation and the returned policy. The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, are market timing, or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and the Beneficiary Earnings Enhancement, make this policy appropriate for your needs.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2005) is in Appendix A to this prospectus.

12. INQUIRIES

If you need more information, please contact us at our Administrative and Service Office:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

P.O. Box 3183

Cedar Rapids, IA 52406-3183

Overnight Address:

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site. You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES (1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	6%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.10%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.25%
Optional Separate Account Expenses:
5% Annually Compounding Death Benefit(6)	0.15%
Annual Step-Up Death Benefit(6)	0.15%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(7)	1.40%
Optional Rider Fees:
Beneficiary Earnings Enhancement(8)	0.25%

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2004 (before any fee waiver or expense reimbursement). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(9):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.26%	2.06%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the portfolios, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(10)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$980	$1744	$2322	$4512
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$440	$1328	$2225	$4512

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

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(1)	During the income phase the fees may be different than those described in the fee table. See Section 5, Expenses.
(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made.
(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer.
(4)	The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a prorata basis relative to each account’s policy value as a percentage of the policy’s total policy value. We may waive the service charge in certain instances.
(5)	The mortality and expense risk fee shown (1.10%) is for the “Return of Premium Death Benefit.”
(6)	The fee for the “5% Annually Compounding Death Benefit” and the “Annual Step Up Death Benefit” (0.15%) is in addition to the mortality and expense risk fee, for a total annual mortality and expense risk fee of 1.25%.
(7)	The fee for either the 5% Annually Compounding Death Benefit or the Annual Step Up Death Benefit is included herein. The two optional death benefits may not be elected together.
(8)	The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.
(9)	The fee table information relating to the underlying fund portfolios is for the year ended December 31, 2004 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers. Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.
(10)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

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1. THE ANNUITY POLICY

This prospectus describes the Retirement Income Builder II Variable Annuity offered by Transamerica Life Insurance Company.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2. PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives at the administrative and service office all information needed to issue the policy;

•	Transamerica receives at the administrative and service office a minimum initial premium payment; and

•	The annuitant, owner, and any joint owner are age 85 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for most policies must be at least $2,000. There is no minimum initial premium payment for policies issued under 403(b) policies of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

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The date on which we credit your initial premium payment to your policy is the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate your premium payment to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office or by telephone, subject to the limitations described below under “Telephone Transactions.” The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose money you allocate to the variable accounts.

Transamerica reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3. INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors.

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The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES FUND, INC. – INITIAL CLASS(1)

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

AEGON/TRANSAMERICA SERIES FUND, INC. – SERVICE CLASS(1)

Portfolio Construction Manager: Morningstar Associates, LLC(2)

Asset Allocation - Conservative Portfolio

Asset Allocation - Growth Portfolio

Asset Allocation - Moderate Portfolio

Asset Allocation - Moderate Growth Portfolio

AIM VARIABLE INSURANCE FUNDS – SERIES I

Managed by A I M Advisors, Inc.

AIM V.I. Capital Appreciation Fund

AIM V.I. Core Equity Fund

AIM V.I. Government Securities Fund

AIM V.I. Premier Equity Fund

DREYFUS STOCK INDEX FUND, INC. – INITIAL CLASS

Managed by The Dreyfus Corporation and Mellon Equity Associates as index fund manager

DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Dreyfus VIF–Money Market Portfolio

DREYFUS VARIABLE INVESTMENT FUND – INITIAL CLASS

Managed by The Dreyfus Corporation

Dreyfus VIF–Small Company Stock Portfolio

MFS® VARIABLE INSURANCE TRUST – INITIAL CLASS

Managed by MFS® Investment Management

MFS Emerging Growth Series

MFS Research Series

MFS Total Return Series

MFS Utilities Series

NATIONS SEPARATE ACCOUNT TRUST

Managed by Banc of America Capital Management, LLC and MacKay Shields LLC as Subadvisor

Nations High Yield Bond Portfolio

Managed by Banc of America Capital Management, LLC and Marsico Capital Management, LLC as Subadvisor

Nations Marsico Focused Equities Portfolio

Nations Marsico Growth Portfolio

Nations	Marsico International Opportunities Portfolio

Nations Marsico 21st Century Portfolio

Managed by Banc of America Capital Management, LLC

Nations Marsico MidCap Growth Portfolio(3)

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Managed by OppenheimerFunds, Inc.

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Strategic Bond Fund/VA

VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity - VIP Balanced Portfolio

Fidelity - VIP Contrafund® Portfolio

Fidelity - VIP Equity-Income Portfolio

Fidelity - VIP Growth Portfolio

Fidelity - VIP Growth & Income Portfolio

Fidelity - VIP High Income Portfolio

Fidelity - VIP Investment Grade Bond Portfolio

Fidelity - VIP Mid Cap Portfolio

(1)	Formerly known as AEGON/Transamerica Series Fund, Inc.
(2)	Formerly subadvised by AEGON/Transamerica Fund Advisers, Inc.
(3)	Prior to November 2, 2004, previously known as Nations MidCap Growth Portfolio and previously managed by Banc of America Capital Management, LLC.

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The following subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES TRUST – INITIAL CLASS(1)

Subadvised by Templeton Investment Counsel. LLC and Great Companies, L.L.C.

Templeton Great Companies Global

(1)	Formerly known as AEGON/Transamerica Series Fund, Inc.

Effective September 30, 2002, the following subaccount no longer accepts new investments from current or prospective investors. Shares of the subaccount may only be purchased through reinvestment of distributions. If any such owner surrenders all of his or her money from this subaccount after September 30, 2002, that owner may not reinvest in this subaccount.

NATIONS SEPARATE ACCOUNT TRUST

Managed By Banc of America Capital Management, LLC and Brandes Investment Partners, LLC as Subadvisor

Nations International Value Portfolio

The general public may not purchase shares of these underlying fund portfolios. The investment objectives and policies may be similar to these of other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which are attached to this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the underlying fund portfolio or its service providers, or whether affiliates of the underlying fund portfolio can provide marketing and distribution support for sales of the policies. (See “Revenue We Receive”.) We have included the ATST underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisers.

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations, whose selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

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You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of a guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

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•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Disruptive Trading and Market Timing

Statement of Policy. This variable insurance product was not designed for the use of market timers or other investors who make programmed, large, frequent, or short-term transfers. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Market timing and other programmed, large, frequent, or short-term transfers among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. As discussed herein, we cannot detect or deter all market timing or other potentially disruptive trading. Do not invest with us if you intend to conduct market timing or other potentially disruptive trading.

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Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order, or (3) because of a history of large or frequent transfers. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period), it is likely that some level of market timing will occur before it is detected and steps taken to deter it (although some level of market timing can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer

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restriction and, therefore, it is likely that, some level of market timing will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter frequent or harmful transfers by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or other disruptive trading may be limited by provisions of the variable insurance product.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in frequent transfer activity among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and other programmed, large, frequent, or short-term transfers. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading.

Omnibus Order. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios.

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In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4. PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or fees for any optional riders. The deduction of any applicable premium taxes, surrender charges or any optional rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

All types of performance data may not reflect all of the fees and charges that may be deducted (such as fees for optional benefits) and performance figures would be lower if these charges were included.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5. EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may deduct a surrender charge to compensate us for expenses relating to policy sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the cumulative free percentage free of surrender charges. You might have to pay a surrender charge, which is a contingent deferred sales charge, on surrenders in excess of the cumulative free percentage.

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The following schedule shows the surrender charges that apply during the five years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	6%
1 – 2	6%
2 – 3	6%
3 – 4	4%
4 – 5	2%
5 or more	0%

For example, assume your policy value is $100,000 at the beginning of policy year 2 and you surrender $30,000. Since that amount is more than your cumulative free percentage ($20,000), you would pay a surrender charge of $600 on the remaining $10,000 (6% of $30,000-$20,000).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $5,040 [6% of ($100,000 – ($80,000 x 20%))].

After the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment.

You generally can choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender. For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum and increase the amount credited. This adjustment may also be made to amounts applied to an annuity payment option.

Mortality and Expense Risk Fee

We charge a daily fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution and other expenses out of this charge.

During the accumulation phase: for the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.10%; for the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.25%. During the income phase, the daily mortality and expense risk fee is at an annual rate of 1.10% of assets.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use our profit or surplus for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policies (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

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In addition, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Beneficiary Earnings Enhancement

If you elect the Beneficiary Earnings Enhancement, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolio. The minimum and maximum fund expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•	Rule 12b-1 Fees. We and our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the policies, receive some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the underlying fund portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

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The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and AFSG

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust	0.25	%(2)
AIM Variable Insurance Fund	0.25%
MFS® Variable Insurance TrustSM	0.20%
Nations Separate Account Trust	0.30	%(3)
Variable Insurance Products Fund (Fidelity)	0.50%

(1)	Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.
(2)	Since ATST is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.
(3)	We receive this percentage once $100 million in fund shares are held by the subaccounts of Transamerica and its affiliates.

•	Other Payments. Transamerica Capital, Inc. (“TCI”), the wholesale distributor for the policies, also directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts are paid out of the advisers’ or sub-advisers’ own resources and not out of underlying fund portfolio assets. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s wholesalers; (2) may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies; and (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2004, TCI received revenue sharing payments ranging from $1,000 to $30,000 (for a total of $316,000) from the following Fund managers and/or sub-advisers to participate in TCI’s events: T. Rowe Price, Morgan Keegan, American Century, Transamerica Investment Management, Fidelity, Merrill Lynch, Pacific Investment Management LLC, Van Kampen Investments, Janus Capital Management, and ING Clarion CRA. Please note some of the aforementioned Fund managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the Funds, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the policies.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

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6. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may take out up to the cumulative free percentage free of surrender charges each year.

Remember that any surrender you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner within seven days from the date we receive all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed for other than usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

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Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care or Terminal Condition Withdrawals;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed the cumulative interest credited, divided by the number of payouts made per year.

Please note that in these circumstances, you will not receive a higher cash value if interest rates have fallen, nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 85. We may allow a later annuity commencement date, but in no event will that date be later than the last day of the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under a payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) that you selected. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase.

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Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1 and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

Payment Option 4—Joint and Survivor Annuity.

•	No Period Certain (fixed or variable) —Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available for all policies.

If your policy is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant(s) dies before the date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase and the annuitant was also the owner. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

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When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and the sole owner of the policy; and

•	you die before the annuity commencement date.

We will also pay a death benefit IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date; and

•	you specifically requested that the death benefit be paid upon the annuitant’s death.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

We will also not pay a death benefit IF:

•	You are not the annuitant;

•	The annuitant dies prior to the annuity commencement date;

•	You did not specifically request that the death benefit be paid upon the annuitant’s death.

Please note, distribution requirements apply to the policy value upon the death of any owner. Generally, the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fee. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit generally will be the greatest of:

•	policy value on the date we receive the required information at our administrative and service office; or

•	cash value on the date we receive the required information at our administrative and service office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

•	guaranteed minimum death benefit (discussed below), plus premium payments, less partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

At the time you purchase your policy, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

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A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is the total premium payments, less any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other options on the policy application. The charges are lower for this option than for the others.

B.	5% Annually Compounding Death Benefit

The 5% Annually Compounding Death Benefit is the total premium payments, less any adjusted partial surrenders, accumulated at an effective annual rate of 5% from the premium payment date or surrender date to the date of death (but not later than your 81st birthday).

The 5% Annually Compounding Death Benefit is not available if the owner or annuitant is 81 or older on the policy date.

There is an extra charge for this death benefit of 0.15% annually, for a total mortality and expense risk fee of 1.25%.

C.	Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of death or the owner’s 81st birthday; plus

•	any premium payments you have made since that date; minus

•	any adjusted partial surrenders we have paid to you since that date.

The Annual Step-Up Death Benefit is not available if the owner or annuitant is 81 or older on the policy date.

There is an extra charge for this death benefit of 0.15% annually, for a total mortality and expense risk fee of 1.25%.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial withdrawal” in your policy.

9. TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

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Simply stated, these rules generally provide individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. The policy may contain death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders—Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

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In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders—403(b) Policies

The Internal Revenue Code limits surrenders from certain 403(b) policies. Surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies.

Surrenders—Nonqualified Policies

If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Pledges and assignments are taxed in the same manner as partial withdrawals. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

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•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping transfer tax.

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

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Annuity purchases by residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

We have the right to modify the policy to meet the regulations of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive up to 10% (annually) of your policy’s value.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period after the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

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If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II.

Beneficiary Earnings Enhancement

The optional “Beneficiary Earnings Enhancement” pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement is only available for issue ages through age 80.

Beneficiary Earnings Enhancement Amount. The Beneficiary Earnings Enhancement is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Beneficiary Earnings Enhancement is equal to:

•	the Beneficiary Earnings Enhancement factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Beneficiary Earnings Enhancement if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Beneficiary Earnings Enhancement after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Beneficiary Earnings Enhancement is added to your policy.

The Beneficiary Earnings Enhancement factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Beneficiary Earnings Enhancement will be considered.

Please see the SAI for an example which illustrates the Beneficiary Earnings Enhancement payable as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Beneficiary Earnings Enhancement, the spouse will receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even

32

during periods when the Beneficiary Earnings Enhancement would not pay any benefits (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the Beneficiary Earnings Enhancement is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

The Beneficiary Earnings Enhancement may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row; or

•	diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits. You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

This benefit may vary for certain policies and may not be available for all policies.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

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You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other weather emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the required instructions and the minimum required premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	We do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	We do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	Any amount in a fixed source will be transferred to the money market investment option; and

•	Any amount in a variable source will remain in that variable investment option; and

•	New instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	We receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

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THEN:

•	We will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	We receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	We will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	You discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	We will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also generally assign the policy anytime during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON U.S. Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON U.S. Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged

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primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account called the Retirement Builder Variable Annuity Account under the laws of the State of Iowa on March 29, 1996. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains, and losses (whether or not realized) from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account includes other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

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Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, AFSG, for the distribution and sale of the policies. We may reimburse AFSG for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.) AFSG has an arrangement with Transamerica Capital, Inc. (“TCI”) (also an affiliate) to act as distributor for the policies. TCI markets the policies through the banking channel and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the policies. We pay commissions through AFSG to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms who have selling agreements with us and AFSG are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 6% of premiums.

To the extent permitted by NASD rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also pay for a

37

portion of TCI’s operating and others expenses by providing TCI with a percentage of total commissions paid on sales of our policies and by providing TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

Revenue Sharing Paid to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2004, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $3,500 to $262,500, and payments of between .04% and .40% on new sales. TCI also paid selling firm’s special fees based on new sales and/or assets under management.

During 2004, we and/or TCI had entered into such “preferred product” arrangements with the following selling firms:

Atlas Securities

Cannex Financial Exchanges

Capital Financial Services

Centaurus Financial

Hanson McClain/Securities America

Harbour Investments

Huntington Investments

Leonard & Company

Lincoln Financial Advisers

LPL Financial

MacDonald Investments

Merrill Lynch

NFP Securities

Prospera Financial

Prudential Securities

Questar Financial

Raymond James Financial

Securities America

Smith Barney

Stanford Group

Stifel Nicholas

UBS Financial Services

US Bancorp Piper Jaffray

During 2004, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2004
Merrill Lynch	$431,039.83
LPL Financial	$155,290.00
Lincoln Financial Advisers	$61,927.00
Securities America	$50,199.53
Huntington Investments	$50,000.00
Raymond James Financials	$48,595.27
Atlas Securities	$27,141.62
Centaurus Financial	$26,853.68
Questar Financials	$10,800.00
NFP Securities	$5,441.50

Commissions and other incentives or payments described above are not charged directly to policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the policy and other corporate revenue. You should be aware that a selling firm or its sales

38

representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 202-624-2121.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, the ability of AFSG Securities Corporation to perform under its principal underwriting agreement, or the ability of Transamerica to meet its obligations under the policy.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy—General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Beneficiary	Earnings Enhancement Rider

– Additional Information

Historical Performance Data

Published Ratings

State Regulation of Transamerica
Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		1.40%					1.25%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Templeton Great Companies Global - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.134035 0.932955 1.278865 1.680897 2.067073 1.224958 1.000000	$ $ $ $ $ $ $	1.219685 1.134035 0.932955 1.278865 1.680897 2.067073 1.224958	1,868,391 2,093,772.745 2,330,272.508 2,607,611.246 2,727,301.793 652,947.842 43,161.863	$ $ $ $ $ $ $	1.123312 0.922775 1.263025 1.657595 2.035403 1.204408 1.000000	$ $ $ $ $ $ $	1.209957 1.123312 0.922775 1.263025 1.657595 2.035403 1.204408	1,299,400 1,450,516.865 1,875,314.744 2,076,834.358 2,217,520.691 687,059.623 60,664.783

Janus Growth - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	22.418041 17.221747 24.920598 35.200197 50.230109 31.898334 24.866333	$ $ $ $ $ $ $	25.541101 22.418041 17.221747 24.920598 35.200197 50.230109 31.898334	185,347 206,159.895 224,312.660 221,717.323 198,481.814 55,771.471 4,221.779	$ $ $ $ $ $ $	0.908599 0.696963 1.007036 1.420300 2.023744 1.283263 1.000000	$ $ $ $ $ $ $	1.036709 0.908599 0.696963 1.007036 1.420300 2.023744 1.283263	4,299,695 4,836,740.536 5,274,694.312 5,416,042.531 4,906,051.789 1,819,121.129 85,687.614

Transamerica Equity – Initial Class(2)	2004 2003 2002 2001 2000	$ $ $ $ $	0.669708 0.517494 0.674851 0.830824 1.000000	$ $ $ $ $	0.764836 0.669708 0.517494 0.674851 0.830824	2,665,715 2,515,352.805 3,312,200.635 1,571,122.112 177,227.084	$ $ $ $ $	0.673369 0.519553 0.676531 0.831645 1.000000	$ $ $ $ $	0.770161 0.673369 0.519553 0.676531 0.831645	2,337,904 2,388,959.061 2,365,649.279 1,151,009.848 87,347.301

Van Kampen Emerging Growth - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.233649 0.976093 1.478637 2.245771 2.585245 1.277710 1.000000	$ $ $ $ $ $ $	1.303469 1.233649 0.976093 1.478637 2.245771 2.585245 1.277710	2,671,431 2,910,799.594 3,139,030.136 2,524,936.619 1,882,428.409 301,047.760 18,154.685	$ $ $ $ $ $ $	1.243052 0.982072 1.485476 2.252788 2.589491 1.277918 1.000000	$ $ $ $ $ $ $	1.315348 1.243052 0.982072 1.485476 2.252788 2.589491 1.277918	2,135,457 2,361,175.847 2,413,600.252 1,977,544.686 1,439,572.082 279,435.662 2,275.052

PAM Transamerica U.S. Government Securities - Service Class(4)	2004 2003	$ $	1.010586 1.000000	$ $	1.025525 1.010586	0.00 0.00	$ $	1.010822 1.000000	$ $	1.07279 1.010822	0.00 0.00

AIM V.I. Capital Appreciation Fund - Series I(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.116529 0.874111 1.171761 1.548873 1.762835 1.236035 1.000000	$ $ $ $ $ $ $	1.174036 1.116529 0.874111 1.171761 1.548873 1.762835 1.236035	1,509,907 1,709,580.341 1,738,483.244 1,480,560.14 879,762.458 149,502.305 16,140.294	$ $ $ $ $ $ $	1.125246 0.879634 1.177424 1.554028 1.766094 1.236494 1.000000	$ $ $ $ $ $ $	1.184956 1.125246 0.879634 1.177424 1.554028 1.766094 1.236494	800,387 883,211.846 890,751.849 889,599.2159 847,236.508 84,511.204 5,643.068

AIM V.I. Core Equity Fund – Series I(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.092999 0.890767 1.069980 1.406145 1.668693 1.260383 1.000000	$ $ $ $ $ $ $	1.174540 1.092999 0.890767 1.069980 1.406145 1.668693 1.260383	2,322,809 2,541,797.823 2,792,745.179 2,872,470.779 2,172,127.256 440,846.470 24,295.424	$ $ $ $ $ $ $	1.101549 0.896403 1.075162 1.410847 1.671780 1.260851 1.000000	$ $ $ $ $ $ $	1.051296 1.101549 0.896403 1.075162 1.410847 1.671780 1.260851	2,641,369 1,456,647.618 1,582,828.951 1,647,949.969 1,379,813.669 438,692.206 9,888.276

AIM V.I. Government Securities Fund - Series I(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.190211 1.194093 1.104801 1.052822 0.969383 0.996068 1.000000	$ $ $ $ $ $ $	1.203821 1.190211 1.194093 1.104801 1.052822 0.969383 0.996068	1,678,741 1,820,978.304 2,032,930.911 1,029,003.717 246,623.830 65,086.922 1,000.000	$ $ $ $ $ $ $	1.199475 1.201615 1.110123 1.056326 0.971172 0.996434 1.000000	$ $ $ $ $ $ $	1.215006 1.199475 1.201615 1.110123 1.056326 0.971172 0.996434	1,821,790 1,991,468.997 2,269,080.164 1,088,248.129 390,827.246 124,585.938 1,242.352

40

		1.40%					1.25%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
AIM V.I. Premier Equity Fund - Series I(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	0.998611 0.809545 1.177056 1.365146 1.621757 1.265957 1.000000	$ $ $ $ $ $ $	1.041626 0.998611 0.809545 1.177056 1.365146 1.621757 1.265957	3,882,878 4,742,420.512 5,168,306.102 4,309,465.518 3,672,653.030 972,784.807 77,450.159	$ $ $ $ $ $ $	1.006388 0.814652 1.182736 1.369684 1.624758 1.266420 1.000000	$ $ $ $ $ $ $	1.051296 1.006388 0.814652 1.182736 1.369684 1.624758 1.266420	2,641,369 2,967,875.944 3,580,061.871 3,041,395.054 2,435,466.698 526,714.786 25,924.011

Dreyfus Stock Index Fund, Inc. - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.079014 0.852344 1.113246 1.285516 1.436823 1.208018 1.000000	$ $ $ $ $ $ $	1.177306 1.079014 0.852344 1.113246 1.285516 1.436823 1.208018	1,283,153 3,041,699.574 3,277,102.583 2,785,774.658 2,027,560.899 590,536.086 22,149.833	$ $ $ $ $ $ $	1.087456 0.857746 1.118626 1.289805 1.439480 1.208468 1.000000	$ $ $ $ $ $ $	1.188276 1.087456 0.857746 1.118626 1.289805 1.439480 1.208468	3,147,929 3,348,032.419 3,574,757.051 2,723,998.346 2,180,984.208 624,164.914 1,000.000

Dreyfus VIF - Money Market(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.110217 1.117960 1.117239 1.089683 1.042375 1.008557 1.000000	$ $ $ $ $ $ $	1.103633 1.110217 1.117960 1.117239 1.089683 1.042375 1.008557	1,283,153 1,939,291.413 2,057,792.398 2,538,128.520 400,231.602 123,465.646 4,812.918	$ $ $ $ $ $ $	1.118876 1.125026 1.122641 1.093323 1.044306 1.008931 1.000000	$ $ $ $ $ $ $	1.113894 1.118876 1.125026 1.122641 1.093323 1.044306 1.008931	1,380,126 1,592,134.443 2,069,898.978 1,730,590.158 575,681.282 123,716.494 49,469.204

Dreyfus VIF - Small Company Stock - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.468192 1.041520 1.315399 1.354691 1.265697 1.160376 1.000000	$ $ $ $ $ $ $	1.716008 1.468192 1.041520 1.315399 1.354691 1.265697 1.160376	1,177,375 1,222,291.884 1,206,708.247 472,294.511 207,662.075 56,266.889 1,727.775	$ $ $ $ $ $ $	1.479669 1.048110 1.321760 1.359221 1.268047 1.160806 1.000000	$ $ $ $ $ $ $	1.731992 1.479669 1.048110 1.321760 1.359221 1.268047 1.160806	1,441,627 1,602,153.351 1,314,843.498 644,119.259 238,644.484 85,044.523 1,815.395

MFS Emerging Growth Series - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	0.962538 0.749463 1.147334 1.749304 2.206323 1.265976 1.000000	$ $ $ $ $ $ $	1.072234 0.962538 0.749463 1.147334 1.749304 2.206323 1.265976	867,644 973,105.723 1,041,403.778 880,192.087 746,545.373 211,278.628 19,506.272	$ $ $ $ $ $ $	0.970077 0.754215 1.152871 1.755130 2.210407 1.266452 1.000000	$ $ $ $ $ $ $	1.082239 0.970077 0.754215 1.152871 1.755130 2.210407 1.266452	772,007 808,941.953 870,491.153 908,581.249 687,367.856 185,758.204 6,087.050

MFS Research Series - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	0.989078 0.804226 1.080664 1.391634 1.482998 1.212231 1.000000	$ $ $ $ $ $ $	1.129986 0.989078 0.804226 1.080664 1.391634 1.482998 1.212231	517,210 605,257.280 641,265.580 566,180.419 362,196.900 51,069.228 1,000.000	$ $ $ $ $ $ $	0.996804 0.809309 1.085886 1.396271 1.485750 1.212676 1.000000	$ $ $ $ $ $ $	1.140514 0.996804 0.809309 1.085886 1.396271 1.485750 1.212676	583,437 575,812.908 602,331.053 621,901.177 395,991.161 58,376.165 1,000.000

MFS Total Return Series - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.327513 1.157209 1.237367 1.251694 1.093953 1.076083 1.000000	$ $ $ $ $ $ $	1.457342 1.327513 1.157209 1.237367 1.251694 1.093953 1.076083	4,329,788 4,502,626.019 4,592,005.340 3,590,417.099 1,212,159.879 590,994.565 22,214.590	$ $ $ $ $ $ $	1.337909 1.164533 1.243349 1.255866 1.095980 1.076484 1.000000	$ $ $ $ $ $ $	1.470950 1.337909 1.164533 1.243349 1.255866 1.095980 1.076484	3,244,326 3,170,072.867 3,574,633.151 1,782,830.494 798,244.152 349,475.124 18,274.251

41

		1.40%					1.25%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
MFS Utilities Series - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.139260 0.850067 1.115934 1.493055 1.413957 1.096045 1.000000	$ $ $ $ $ $ $	1.462789 1.139260 0.850067 1.115934 1.493055 1.413957 1.096045	3,229,565 3,504,922.578 4,000,804.071 3,782,509.883 3,004,443.752 943,325.341 38,962.685	$ $ $ $ $ $ $	1.148153 0.855434 1.121318 1.498031 1.416577 1.096455 1.000000	$ $ $ $ $ $ $	1.476396 1.148153 0.855434 1.121318 1.498031 1.416577 1.096455	2,154,141 2,480,981.330 2,684,405.570 2,904,656.043 2,030,250.363 744,104.079 35,198.960

Nations High Yield Bond Portfolio(3)	2004 2003 2002 2001	$ $ $ $	1.318513 1.019002 1.011184 1.000000	$ $ $ $	1.448544 1.318513 1.019002 1.011184	1,663,863 1,686,512.307 1,584,484.480 238,414.416	$ $ $ $	1.323725 1.021514 1.012174 1.000000	$ $ $ $	1.456425 1.323725 1.021514 1.012174	572,114 755,964.843 643,293.763 132,303.201

Nations International Value Portfolio(3)	2004 2003 2002 2001	$ $ $ $	1.092669 0.732388 0.884522 1.000000	$ $ $ $	1.318346 1.092669 0.732388 0.884522	1,282,032 1,476,285.469 1,668,728.221 449,820.759	$ $ $ $	1.096984 0.734203 0.885408 1.000000	$ $ $ $	1.325497 1.096984 0.734203 0.885408	736,004 801,454.870 827,694.113 257,912.501

Nations Marsico Focused Equities Portfolio(3)	2004 2003 2002 2001	$ $ $ $	1.000510 0.762213 0.909986 1.000000	$ $ $ $	1.098608 1.000510 0.762213 0.909986	2,100,313 2,193,264.555 2,035,196.485 354,543.589	$ $ $ $	1.004475 0.764099 0.910878 1.000000	$ $ $ $	1.104608 1.004475 0.764099 0.910878	608,051 612,024.732 564,116.760 148,559.767

Nations Marsico Growth Portfolio(3)	2004 2003 2002 2001	$ $ $ $	0.953202 0.740152 0.894929 1.000000	$ $ $ $	1.062526 0.953202 0.740152 0.894929	741,966 732,917.666 761,323.649 309,263.778	$ $ $ $	0.956999 0.742003 0.895820 1.000000	$ $ $ $	1.068357 0.956999 0.742003 0.895820	444,452 376,774.453 277,030.409 54,159.750

Nations Marsico International Opportunities Portfolio(3)	2004 2003 2002 2001	$ $ $ $	1.110782 0.803084 0.878905 1.000000	$ $ $ $	1.277188 1.110782 0.803084 0.878905	686,539 583,694.631 466,509.655 32,766.976	$ $ $ $	1.115179 0.805070 0.879775 1.000000	$ $ $ $	1.284144 1.115179 0.805070 0.879775	146,583 98,158.013 35,629.418 5,572.051

Nations Marsico 21st Century Portfolio(3)	2004 2003 2002 2001	$ $ $ $	1.163394 0.792451 0.875330 1.000000	$ $ $ $	1.403761 1.163394 0.792451 0.875330	68,818 67,614.631 19,643.742 4,855.628	$ $ $ $	1.168003 0.794409 0.876192 1.000000	$ $ $ $	1.411404 1.168003 0.794409 0.876192	71,724 47,435.632 22,005.385 19,091.435

Nations Marsico MidCap Growth Portfolio(3)(a)	2004 2003 2002 2001	$ $ $ $	0.684112 0.544197 0.836172 1.000000	$ $ $ $	0.769664 0.684112 0.544197 0.836172	1,200,069 1,318,494.168 1,142,519.682 147,370.705	$ $ $ $	0.686821 0.545545 0.837000 1.000000	$ $ $ $	0.773840 0.686821 0.545545 0.837000	697,001 880,582.411 838,304.472 128,973.242

Oppenheimer Capital Appreciation Fund/VA(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.394246 1.079661 1.496832 1.736299 1.764620 1.263125 1.000000	$ $ $ $ $ $ $	1.470311 1.394246 1.079661 1.496832 1.736299 1.764620 1.263125	2,053,840 2,226,255.318 2,231,532.618 1,682,068.341 902,711.681 101,367.692 4,185.246	$ $ $ $ $ $ $	1.405132 1.086477 1.504050 1.742078 1.767873 1.263592 1.000000	$ $ $ $ $ $ $	1.484004 1.405132 1.086477 1.504050 1.742078 1.767873 1.263592	1,820,629 1,903,401.307 1,883,267.282 1,387,716.289 751,558.350 104,929.282 24,594.049

Oppenheimer Gobal Securities Fund/VA(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.827981 1.295997 1.687749 1.945750 1.877387 1.201147 1.000000	$ $ $ $ $ $ $	2.148128 1.827981 1.295997 1.687749 1.945750 1.877387 1.201147	1,177,733 1,308,140.472 1,383,265.827 1,014,274.532 487,022.685 38,642.828 9,328.475	$ $ $ $ $ $ $	1.842236 1.304180 1.695891 1.952230 1.880860 1.201594 1.000000	$ $ $ $ $ $ $	2.168094 1.842236 1.304180 1.695891 1.952230 1.880860 1.201594	1,379,586 1,360,465.839 1,093,029.162 960,546.256 487,405.766 19,735.145 1,000.000

42

		1.40%					1.25%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Oppenheimer High Income Fund/VA(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.186797 0.970819 1.008567 1.003009 1.056520 1.027262 1.000000	$ $ $ $ $ $ $	1.275306 1.186797 0.970819 1.008567 1.003009 1.056520 1.027262	1,483,749 1,693,809.042 1,810,720.049 1,288,584.660 733,061.155 272,300.459 51,275.380	$ $ $ $ $ $ $	1.196033 0.976922 1.013413 1.006336 1.058469 1.027647 1.000000	$ $ $ $ $ $ $	1.287154 1.196033 0.976922 1.013413 1.006336 1.058469 1.027647	600,287 706,921.425 709,260.229 634,992.184 468,443.406 189,255.301 2,175.664

Oppenheimer Main Street Fund/VA(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.137999 0.910614 1.137129 1.283567 1.426679 1.188617 1.000000	$ $ $ $ $ $ $	1.228404 1.137999 0.910614 1.137129 1.283567 1.426679 1.188617	3,954,213 4,399,206.944 4,855,906.947 4,392,768.426 2,979,317.970 499,990.413 2,300.849	$ $ $ $ $ $ $	1.146877 0.916364 1.142620 1.287837 1.429320 1.189058 1.000000	$ $ $ $ $ $ $	1.239821 1.146877 0.916364 1.142620 1.287837 1.429320 1.189058	2,787,003 2,948,066.075 2,897,919.177 2,929,715.660 1,956,632.404 369,611.788 7,214.278

Oppenheimer Strategic Bond Fund/VA(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.328154 1.140615 1.076462 1.041157 1.028609 1.014327 1.000000	$ $ $ $ $ $ $	1.423372 1.328154 1.140615 1.076462 1.041157 1.028609 1.014327	1,126,436 1,325,563.468 1,112,513.985 745,046.602 395,088.964 119,315.055 1,000.000	$ $ $ $ $ $ $	1.338561 1.147855 1.081691 1.044650 1.030527 1.014714 1.000000	$ $ $ $ $ $ $	1.436655 1.338561 1.147855 1.081691 1.044650 1.030527 1.014714	703,669 621,917.939 667,322.199 500,685.002 368,237.871 159,454.033 1,739.591

Fidelity - VIP Balanced Portfolio - Service Class 2(2)	2004 2003 2002 2001 2000	$ $ $ $ $	0.964172 0.832684 0.927172 0.958158 1.000000	$ $ $ $ $	0.999753 0.964172 0.832684 0.927172 0.958158	939,237 909,490.116 880,607.767 439,599.251 99,896.860	$ $ $ $ $	0.969413 0.835977 0.929461 0.959092 1.000000	$ $ $ $ $	1.006675 0.969413 0.835977 0.929461 0.959092	529,922 509,267.109 502,188.997 195,354.789 20,596.787

Fidelity - VIP Contrafund Portfolio - Service Class 2(2)	2004 2003 2002 2001 2000	$ $ $ $ $	0.897454 0.709863 0.796290 0.922538 1.000000	$ $ $ $ $	1.019188 0.897454 0.709863 0.796290 0.922538	1,730,404 1,352,521.630 1,389,804.987 724,460.593 277,007.546	$ $ $ $ $	0.902349 0.712672 0.798262 0.923443 1.000000	$ $ $ $ $	1.026278 0.902349 0.712672 0.798262 0.923443	1,631,450 1,488,441.645 1,412,404.604 891,151.413 323,096.358

Fidelity - VIP Equity-Income Portfolio - Service Class 2(2)	2004 2003 2002 2001 2000	$ $ $ $ $	1.061718 0.827945 1.013361 1.084290 1.000000	$ $ $ $ $	1.164636 1.061718 0.827945 1.013361 1.084290	2,788,799 2,572,008.790 2,466,975.405 1,211,285.732 114,726.806	$ $ $ $ $	1.067486 0.831218 1.015863 1.085356 1.000000	$ $ $ $ $	1.172697 1.067486 0.831218 1.015863 1.085356	1,950,662 1,828,000.131 1,773,093.913 704,350.018 78,077.977

Fidelity - VIP Growth Portfolio - Service Class2(2)	2004 2003 2002 2001 2000	$ $ $ $ $	0.615224 0.470673 0.684720 0.845413 1.000000	$ $ $ $ $	0.625649 0.615224 0.470673 0.684720 0.845413	1,299,652 1,340,681.377 1,324,064.398 658,547.195 341,057.655	$ $ $ $ $	0.618587 0.472541 0.686406 0.846237 1.000000	$ $ $ $ $	0.630006 0.618587 0.472541 0.686406 0.846237	1,116,308 1,094,757.266 939,974.353 566,508.710 320,649.928

Fidelity - VIP Growth & Income Portfolio - Service Class 2(2)	2004 2003 2002 2001 2000	$ $ $ $ $	0.877744 0.721001 0.879209 0.979844 1.000000	$ $ $ $ $	0.913398 0.877744 0.721001 0.879209 0.979844	763,524 820,212.433 619,361.437 339,889.804 12,974.971	$ $ $ $ $	0.882538 0.723859 0.881383 0.980813 1.000000	$ $ $ $ $	0.919763 0.882538 0.723859 0.881383 0.980813	437,406 353,079.271 371,078.048 166,677.130 54,896.958

Fidelity - VIP High Income Portfolio – Service Class 2(2)	2004 2003 2002 2001 2000	$ $ $ $ $	0.887305 0.709822 0.696778 0.802318 1.000000	$ $ $ $ $	0.957138 0.887305 0.709822 0.696778 0.802318	306,607 336,660.811 328,466.240 310,234.531 194,780.625	$ $ $ $ $	0.892164 0.712639 0.698512 0.803114 1.000000	$ $ $ $ $	0.963787 0.892164 0.712639 0.698512 0.803114	201,525 226,260.481 196,043.229 195,887.132 50,130.446

43

		1.40%					1.25%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units

Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2(2)	2004 2003 2002 2001 2000	$ $ $ $ $	1.295104 1.251387 1.152554 1.080513 1.000000	$ $ $ $ $	1.330689 1.295104 1.251387 1.152554 1.080513	2,673,937 3,201,037.656 3,678,881.692 1,121,315.166 39,474.045	$ $ $ $ $	1.302145 1.256328 1.155400 1.081570 1.000000	$ $ $ $ $	1.339911 1.302145 1.256328 1.155400 1.081570	1,701,948 2,130,176.479 2,189,452.291 739,840.511 66,740.904

Fidelity - VIP Mid Cap Portfolio - Service Class 2(2)	2004 2003 2002 2001 2000	$ $ $ $ $	1.283034 0.941019 1.060517 1.114623 1.000000	$ $ $ $ $	1.577251 1.283034 0.941019 1.060517 1.114623	2,871,408 2,833,906.938 2,926,029.972 1,548,500.246 500,412.315	$ $ $ $ $	.290023 0.944752 1.063141 1.115721 1.000000	$ $ $ $ $	1.588204 .290023 0.944752 1.063141 1.115721	1,833,451 1,771,172.792 1,766,685.202 980,556.790 405,469.844

(1)	Subaccount Inception Date September 30, 1998.
(2)	Subaccount Inception Date May 1, 2000.
(3)	Subaccount Inception Date May 1, 2001.
(4)	Subaccount Inception Date November 3, 2003.
(a)	Formerly known as Nations MidCap Growth Portfolio

The Asset Allocation - Conservative Portfolio, Asset Allocation - Growth Portfolio, Asset Allocation - Moderate Portfolio, and the Asset Allocation - Moderate Growth Portfolio had not commenced operations as of December 31, 2004, therefore, comparable data is not available.

44

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

Dreyfus VIF—Money Market Subaccount. The yield of the Dreyfus VIF—Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. An investment in this portfolio is not insured by or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

Other Subaccounts. The yield of a subaccount of the separate account (other than the Dreyfus VIF—Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional features. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that any or all of a premium tax and/or surrender charge is applicable to a particular policy, or one or more features are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2004, and for the one and five year periods ended December 31, 2004 are shown in Tables 1-A and 1-B below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the date of inception. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

45

TABLE 1 – A

Standard Average Annual Total Returns

(Assuming A Surrender Charge and Beneficiary Earnings Enhancement)

5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 1.65%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
Janus Growth – Initial Class	8.90%	-12.97%	0.08%	September 30, 1998
Transamerica Equity – Initial Class	9.18%	N/A	-6.25%	May 1, 2000
Van Kampen Emerging Growth – Initial Class	0.56%	-13.12%	3.96%	September 30, 1998
Asset Allocation – Conservative Portfolio – Service Class	N/A	N/A	N/A	May 1, 2005
Asset Allocation – Growth Portfolio – Service Class	N/A	N/A	N/A	May 1, 2005
Asset Allocation – Moderate Portfolio – Service Class	N/A	N/A	N/A	May 1, 2005
Asset Allocation – Moderate Growth Portfolio – Service Class	N/A	N/A	N/A	May 1, 2005
AIM V.I. Capital Appreciation Fund – Series I	0.04%	-8.14%	2.24%	September 30, 1998
AIM V.I. Core Equity Fund – Series I	2.37%	-7.11%	2.25%	September 30, 1998
AIM V.I. Government Securities Fund – Series I	-4.00%	4.06%	2.65%	September 30, 1998
AIM V.I. Premier Equity Fund – Series I	-0.81%	-8.80%	0.30%	September 30, 1998
Dreyfus Stock Index Fund, Inc. – Initial Class	4.04%	-4.25%	2.28%	September 30, 1998
Dreyfus VIF – Small Company Stock Portfolio – Initial Class	11.88%	5.91%	8.64%	September 30, 1998
MFS Emerging Growth Series – Initial Class	6.35%	-13.75%	0.77%	September 30, 1998
MFS Research Series – Initial Class	9.22%	-5.63%	1.62%	September 30, 1998
MFS Total Return Series – Initial Class	4.72%	5.54%	5.84%	September 30, 1998
MFS Utilities Series – Initial Class	23.50%	0.33%	5.90%	September 30, 1998
Nations High Yield Bond Portfolio	4.80%	N/A	9.88%	May 1, 2001
Nations Marsico Focused Equities Portfolio	4.74%	N/A	1.65%	May 1, 2001
Nations Marsico Growth Portfolio	6.42%	N/A	0.70%	May 1, 2001
Nations Marsico International Opportunities Portfolio	9.96%	N/A	6.06%	May 1, 2001
Nations Marsico 21st Century Portfolio	15.69%	N/A	8.92%	May 1, 2001
Nations Marsico MidCap Growth Portfolio(1)	7.46%	N/A	-8.15%	May 1, 2001
Oppenheimer Capital Appreciation Fund/VA	0.35%	-3.92%	5.98%	September 30, 1998
Oppenheimer Global Securities Fund/VA	12.52%	2.37%	12.61%	September 30, 1998
Oppenheimer High Income Fund/VA	2.37%	3.47%	3.60%	September 30, 1998
Oppenheimer Main Street Fund/VA	2.86%	-3.29%	2.98%	September 30, 1998
Oppenheimer Strategic Bond Fund/VA	2.08%	6.34%	5.44%	September 30, 1998
Fidelity - VIP Balanced Portfolio – Service Class 2	-1.43%	N/A	-0.58%	May 1, 2000
Fidelity - VIP Contrafund® Portfolio – Service Class 2	8.53%	N/A	-0.16%	May 1, 2000
Fidelity - VIP Equity-Income Portfolio – Service Class 2	4.63%	N/A	2.79%	May 1, 2000
Fidelity - VIP Growth Portfolio – Service Class 2	-3.44%	N/A	-10.31%	May 1, 2000
Fidelity - VIP Growth & Income Portfolio – Service Class 2	-1.05%	N/A	-2.52%	May 1, 2000
Fidelity - VIP High Income Portfolio – Service Class 2	2.78%	N/A	-1.52%	May 1, 2000
Fidelity - VIP Investment Grade Bond Portfolio – Service Class 2	-2.38%	N/A	5.82%	May 1, 2000
Fidelity - VIP Mid Cap Portfolio – Service Class 2	17.98%	N/A	9.80%	May 1, 2000

46

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.25%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
Janus Growth – Initial Class	9.37%	-12.62%	0.48%	September 30, 1998
Transamerica Equity – Initial Class	9.65%	N/A	-5.86%	May 1, 2000
Van Kampen Emerging Growth – Initial Class	0.99%	-12.77%	4.38%	September 30, 1998
Asset Allocation – Conservative Portfolio – Service Class	N/A	N/A	N/A	May 1, 2005
Asset Allocation – Growth Portfolio – Service Class	N/A	N/A	N/A	May 1, 2005
Asset Allocation – Moderate Portfolio – Service Class	N/A	N/A	N/A	May 1, 2005
Asset Allocation – Moderate Growth Portfolio – Service Class	N/A	N/A	N/A	May 1, 2005
AIM V.I. Capital Appreciation Fund – Series I	0.47%	-7.77%	2.65%	September 30, 1998
AIM V.I. Core Equity Fund – Series I	2.81%	-6.74%	2.66%	September 30, 1998
AIM V.I. Government Securities Fund – Series I	-3.59%	4.48%	3.06%	September 30, 1998
AIM V.I. Premier Equity Fund – Series I	-0.38%	-8.44%	0.70%	September 30, 1998
Dreyfus Stock Index Fund, Inc. – Initial Class	4.48%	-3.86%	2.70%	September 30, 1998
Dreyfus VIF – Small Company Stock Portfolio – Initial Class	12.36%	6.34%	9.08%	September 30, 1998
MFS Emerging Growth Series – Initial Class	6.80%	-13.41%	1.17%	September 30, 1998
MFS Research Series – Initial Class	9.69%	-5.25%	2.02%	September 30, 1998
MFS Total Return Series – Initial Class	5.16%	5.96%	6.26%	September 30, 1998
MFS Utilities Series – Initial Class	24.03%	0.73%	6.32%	September 30, 1998
Nations High Yield Bond Portfolio	5.25%	N/A	10.34%	May 1, 2001
Nations Marsico Focused Equities Portfolio	5.19%	N/A	2.08%	May 1, 2001
Nations Marsico Growth Portfolio	6.88%	N/A	1.12%	May 1, 2001
Nations Marsico International Opportunities Portfolio	10.43%	N/A	6.51%	May 1, 2001
Nations Marsico 21st Century Portfolio	16.19%	N/A	9.37%	May 1, 2001
Nations Marsico MidCap Growth Portfolio(1)	7.92%	N/A	-7.76%	May 1, 2001
Oppenheimer Capital Appreciation Fund/VA	0.78%	-3.54%	6.41%	September 30, 1998
Oppenheimer Global Securities Fund/VA	13.00%	2.78%	13.06%	September 30, 1998
Oppenheimer High Income Fund/VA	2.81%	3.89%	4.02%	September 30, 1998
Oppenheimer Main Street Fund/VA	3.30%	-2.90%	3.40%	September 30, 1998
Oppenheimer Strategic Bond Fund/VA	2.52%	6.77%	5.86%	September 30, 1998
Fidelity - VIP Balanced Portfolio – Service Class 2	-1.01%	N/A	-0.17%	May 1, 2000
Fidelity - VIP Contrafund® Portfolio – Service Class 2	9.00%	N/A	0.25%	May 1, 2000
Fidelity - VIP Equity-Income Portfolio – Service Class 2	5.07%	N/A	3.21%	May 1, 2000
Fidelity - VIP Growth Portfolio – Service Class 2	-3.03%	N/A	-9.94%	May 1, 2000
Fidelity - VIP Growth & Income Portfolio – Service Class 2	-0.63%	N/A	-2.12%	May 1, 2000
Fidelity - VIP High Income Portfolio – Service Class 2	3.22%	N/A	-1.12%	May 1, 2000
Fidelity - VIP Investment Grade Bond Portfolio– Service Class 2	-1.96%	N/A	6.25%	May 1, 2000
Fidelity - VIP Mid Cap Portfolio – Service Class 2	18.49%	N/A	10.25%	May 1, 2000

(1)	Formerly known as Nations MidCap Growth Portfolio.

The figures in the above table may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios).

47

Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

Transamerica may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standardized performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standardized average annual total return figures shown in Table 2 is based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2 does not reflect the charge for any optional riders, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the date of inception.

[THIS SPACE INTENTIONALLY LEFT BLANK]

48

TABLE 2

Non-Standard Average Annual Total Returns

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.25%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
Janus Growth – Initial Class	14.10%	-12.52%	0.58%	September 30, 1998
Transamerica Equity – Initial Class	14.37%	N/A	-5.44%	May 1, 2000
Van Kampen Emerging Growth – Initial Class	5.82%	-12.67%	4.48%	September 30, 1998
Asset Allocation – Conservative Portfolio – Service Class	N/A	N/A	N/A	May 1, 2005
Asset Allocation – Growth Portfolio – Service Class	N/A	N/A	N/A	May 1, 2005
Asset Allocation – Moderate Portfolio – Service Class	N/A	N/A	N/A	May 1, 2005
Asset Allocation – Moderate Growth Portfolio – Service Class	N/A	N/A	N/A	May 1, 2005
AIM V.I. Capital Appreciation Fund – Series I	5.31%	-7.67%	2.75%	September 30, 1998
AIM V.I. Core Equity Fund – Series I	7.62%	-6.64%	2.76%	September 30, 1998
AIM V.I. Government Securities Fund – Series I	1.29%	4.58%	3.16%	September 30, 1998
AIM V.I. Premier Equity Fund – Series I	4.46%	-8.34%	0.80%	September 30, 1998
Dreyfus Stock Index Fund, Inc. – Initial Class	9.27%	-3.76%	2.80%	September 30, 1998
Dreyfus VIF – Small Company Stock Portfolio – Initial Class	17.05%	6.43%	9.17%	September 30, 1998
MFS Emerging Growth Series – Initial Class	11.56%	-13.31%	1.27%	September 30, 1998
MFS Research Series – Initial Class	14.42%	-5.15%	2.12%	September 30, 1998
MFS Total Return Series – Initial Class	9.94%	6.06%	6.36%	September 30, 1998
MFS Utilities Series – Initial Class	28.59%	0.83%	6.42%	September 30, 1998
Nations High Yield Bond Portfolio	10.02%	N/A	10.78%	May 1, 2001
Nations Marsico Focused Equities Portfolio	9.97%	N/A	2.75%	May 1, 2001
Nations Marsico Growth Portfolio	11.64%	N/A	1.82%	May 1, 2001
Nations Marsico International Opportunities Portfolio	15.15%	N/A	7.05%	May 1, 2001
Nations Marsico 21st Century Portfolio	20.84%	N/A	9.84%	May 1, 2001
Nations Marsico MidCap Growth Portfolio(1)	12.67%	N/A	-6.75%	May 1, 2001
Oppenheimer Capital Appreciation Fund/VA	5.61%	-3.44%	6.51%	September 30, 1998
Oppenheimer Global Securities Fund/VA	17.69%	2.88%	13.16%	September 30, 1998
Oppenheimer High Income Fund/VA	7.62%	3.99%	4.12%	September 30, 1998
Oppenheimer Main Street Fund/VA	8.10%	-2.80%	3.50%	September 30, 1998
Oppenheimer Strategic Bond Fund/VA	7.33%	6.87%	5.96%	September 30, 1998
Fidelity - VIP Balanced Portfolio – Service Class 2	3.84%	N/A	0.14%	May 1, 2000
Fidelity - VIP Contrafund® Portfolio - Service Class 2	13.73%	N/A	0.56%	May 1, 2000
Fidelity - VIP Equity-Income Portfolio – Service Class 2	9.86%	N/A	3.47%	May 1, 2000
Fidelity - VIP Growth Portfolio – Service Class 2	1.85%	N/A	-9.42%	May 1, 2000
Fidelity - VIP Growth & Income Portfolio– Service Class 2	4.22%	N/A	-1.77%	May 1, 2000
Fidelity - VIP High Income Portfolio – Service Class 2	8.03%	N/A	-0.79%	May 1, 2000
Fidelity - VIP Investment Grade Bond Portfolio – Service Class 2	2.90%	N/A	6.46%	May 1, 2000
Fidelity - VIP Mid Cap Portfolio – Service Class 2	23.11%	N/A	10.41%	May 1, 2000

(1)	Formerly known as Nations MidCap Growth Portfolio.

The figures in the above table may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios).

Adjusted Historical Performance Data. The following performance data is historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policies. This data does not indicate future performance.

49

For instance, as shown in the tables below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the date of inception. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, the tables below do not reflect the charge for any optional riders.

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2004, were as follows:

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming a Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.25%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Janus Growth – Initial Class	9.37%	-12.62%	9.84%	October 2, 1986
Transamerica Equity – Initial Class	9.65%	-3.85%	15.90%	Feb-26-1969*
Van Kampen Emerging Growth – Initial Class	0.99%	-12.77%	10.95%	March 1, 1993
Asset Allocation – Conservative Portfolio – Service Class	3.29%	N/A	4.87%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	7.75%	N/A	4.61%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	4.97%	N/A	4.77%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	7.01%	N/A	4.96%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series I	0.47%	-7.77%	6.92%	May 5, 1993
AIM V.I. Core Equity Fund – Series I	2.81%	-6.74%	8.62%	May 2, 1994
AIM V.I. Government Securities Fund – Series I	-3.59%	4.48%	4.70%	May 5, 1993
AIM V.I. Premier Equity Fund – Series I	-0.38%	-8.44%	7.23%	May 5, 1993
Dreyfus Stock Index Fund, Inc. – Initial Class	4.48%	-3.86%	10.24%	September 29, 1989
Dreyfus VIF – Small Company Stock Portfolio – Initial Class	12.36%	6.34%	6.89%	May 1, 1996
MFS Emerging Growth Series	6.80%	-13.41%	6.57%	July 24, 1995
MFS Research Series – Initial Class	9.69%	-5.25%	6.39%	July 26, 1995
MFS Total Return Series – Initial Class	5.16%	5.96%	9.85%	January 3, 1995
MFS Utilities Series – Initial Class	24.03%	0.73%	12.11%	January 3, 1995
Nations High Yield Bond Portfolio	5.25%	N/A	8.41%	July 7, 2000
Nations Marsico Focused Equities Portfolio	5.19%	-4.03%	6.99%	March 27, 1998
Nations Marsico Growth Portfolio	6.88%	-3.56%	6.52%	March 27, 1998
Nations Marsico International Opportunities Portfolio	10.43%	1.11%	6.41%	March 27, 1998
Nations Marsico 21st Century Portfolio	16.19%	-3.53%	-0.62%	March 27, 1998
Nations Marsico MidCap Growth Portfolio(3)	7.92%	N/A	-7.76%	May 1, 2001
Oppenheimer Capital Appreciation Fund/VA	0.78%	-3.54%	11.53%	April 3, 1985
Oppenheimer Global Securities Fund/VA	13.00%	2.78%	11.09%	November 12, 1990
Oppenheimer High Income Fund/VA	2.81%	3.89%	6.31%	April 30, 1986
Oppenheimer Main Street Fund/VA	3.30%	-2.90%	9.06%	July 5, 1995
Oppenheimer Strategic Bond Fund/VA	2.52%	6.77%	6.79%	May 3, 1993
Fidelity - VIP Balanced Portfolio – Service Class 2	-1.01%	-0.35%	5.58%	January 3, 1995
Fidelity - VIP Contrafund® Portfolio – Service Class 2	9.00%	0.30%	12.36%	January 3, 1995
Fidelity - VIP Equity-Income Portfolio – Service Class 2(4)	5.07%	2.75%	9.62%	October 9, 1986
Fidelity - VIP Growth Portfolio – Service Class 2	-3.03%	-8.61%	8.10%	October 9, 1986
Fidelity - VIP Growth & Income Portfolio – Service Class 2	-0.63%	-2.43%	5.55%	December 31, 1996
Fidelity - VIP High Income Portfolio – Service Class 2	3.22%	-1.92%	3.56%	September 19, 1985
Fidelity - VIP Investment Grade Bond Portfolio – Service Class 2	-1.96%	6.10%	5.98%	December 5, 1988
Fidelity - VIP Mid Cap Portfolio – Service Class 2	18.49%	13.23%	18.80%	December 28, 1998

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccount had been in existence since the inception of the portfolio.
(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.
(3)	Formerly known as Nations MidCap Growth Portfolio.
(4)	Returns prior to January 12, 2000, for the portfolios are based on historical returns for Initial Class stock.

The figures in the above table may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios).

50

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns (1)

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.25%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Janus Growth – Initial Class	14.10%	-12.52%	9.94%	October 2, 1986
Transamerica Equity – Initial Class	14.37%	-3.75%	15.99%	Feb-26-1969*
Van Kampen Emerging Growth – Initial Class	5.82%	-12.67%	11.05%	March 1, 1993
Asset Allocation – Conservative Portfolio – Service Class	8.09%	N/A	6.29%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	12.50%	N/A	6.05%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	9.75%	N/A	6.20%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	11.76%	N/A	6.38%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series I	5.31%	-7.67%	7.02%	May 5, 1993
AIM V.I. Core Equity Fund – Series I	7.62%	-6.64%	8.72%	May 2, 1994
AIM V.I. Government Securities Fund – Series I	1.29%	4.58%	4.80%	May 5, 1993
AIM V.I. Premier Equity Fund – Series I	4.46%	-8.34%	7.33%	May 5, 1993
Dreyfus Stock Index Fund, Inc. – Initial Class	9.27%	-3.76%	10.34%	September 29, 1989
Dreyfus VIF – Small Company Stock Portfolio – Initial Class	17.05%	6.43%	6.99%	May 1, 1996
MFS Emerging Growth Series – Initial Class	11.56%	-13.31%	6.67%	July 24, 1995
MFS Research Series – Initial Class	14.42%	-5.15%	6.49%	July 26, 1995
MFS Total Return Series – Initial Class	9.94%	6.06%	9.95%	January 3, 1995
MFS Utilities Series – Initial Class	28.59%	0.83%	12.21%	January 3, 1995
Nations High Yield Bond Portfolio	10.02%	N/A	8.61%	July 7, 2000
Nations Marsico Focused Equities Portfolio	9.97%	-3.93%	7.09%	March 27, 1998
Nations Marsico Growth Portfolio	11.64%	-3.46%	6.62%	March 27, 1998
Nations Marsico International Opportunities Portfolio	15.15%	1.21%	6.51%	March 27, 1998
Nations Marsico 21st Century Portfolio	20.84%	-3.43%	-0.52%	March 27, 1998
Nations Marsico MidCap Growth Portfolio(3)	12.67%	N/A	-6.75%	May 1, 2001
Oppenheimer Capital Appreciation Fund/VA	5.61%	-3.44%	11.63%	April 3, 1985
Oppenheimer Global Securities Fund/VA	17.69%	2.88%	11.19%	November 12, 1990
Oppenheimer High Income Fund/VA	7.62%	3.99%	6.41%	April 30, 1986
Oppenheimer Main Street Fund/VA	8.10%	-2.80%	9.16%	July 5, 1995
Oppenheimer Strategic Bond Fund/VA	7.33%	6.87%	6.89%	May 3, 1993
Fidelity - VIP Balanced Portfolio – Service Class 2	3.84%	-0.25%	5.68%	January 3, 1995
Fidelity - VIP Contrafund® Portfolio – Service Class 2	13.73%	0.40%	12.46%	January 3, 1995
Fidelity - VIP Equity-Income Portfolio – Service Class 2(4)	9.86%	2.85%	9.72%	October 9, 1986
Fidelity - VIP Growth Portfolio – Service Class 2	1.85%	-8.51%	8.20%	October 9, 1986
Fidelity - VIP Growth & Income Portfolio – Service Class 2	4.22%	-2.33%	5.65%	December 31, 1996
Fidelity - VIP High Income Portfolio – Service Class 2	8.03%	-1.82%	3.66%	September 19, 1985
Fidelity - VIP Investment Grade Bond Portfolio – Service Class 2	2.90%	6.20%	6.08%	December 5, 1988
Fidelity - VIP Mid Cap Portfolio – Service Class 2	23.11%	13.33%	18.89%	December 28, 1998

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the subaccount had been in existence since the inception of the portfolio.
(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.
(3)	Formerly known as Nations MidCap Growth Portfolio.
(4)	Returns prior to January 12, 2000, for the portfolios are based on historical returns for Initial Class stock.

The figures in the above table may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios).

51

RETIREMENT INCOME BUILDER II VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2005

to the

Statement of Additional Information dated May 1, 2005

5 FOR LIFE RIDER ADJUSTED PARTIAL SURRENDERS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Retirement Income Builder II Variable Annuity dated May 1, 2005

Example 1 (5 For Life):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the total withdrawal base does not change and the minimum remaining withdrawal amount is $95,000.00.

Example 2 (5 For Life):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (MAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

2

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new total withdrawal base is $97,647.06

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

3

RETIREMENT INCOME BUILDER II VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2005

to the

Statement of Additional Information dated May 1, 2005

LIVING BENEFITS RIDER ADJUSTED PARTIAL SURRENDERS

The following examples show the effect of withdrawals on the benefits under the living benefits rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value pro rata. The amount of the reduction is equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Retirement Income Builder II Variable Annuity dated May 1, 2005

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

2

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

3

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

4

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

5

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

6

STATEMENT OF ADDITIONAL INFORMATION

RETIREMENT INCOME BUILDER II

VARIABLE ANNUITY

Issued through

RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

4333 Edgewood Road, NE

Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Retirement Income Builder II Variable Annuity offered by Transamerica Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2005, by calling 1-800-525-6205, or by writing to the administrative and service office, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the policy and the underlying fund portfolios.

Dated: May 1, 2005

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—An amount equal to the policy value increased or decreased by any excess interest adjustments applied at the time of surrender or on the annuity commencement date.

Administrative and Service Office—Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183, Cedar Rapids, IA 52406-3183. The street address is 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499-0001.

Annuitant—The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date—The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month following the month after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the policy month following the month in which the annuitant attains age 95. The annuity commencement date may be required to be earlier for qualified policies.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage—The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment (“EIA”)—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the cumulative free percentage.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, premium taxes, and transfer fees, if any.

Policy Year—A policy year begins on the policy date on which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—The Retirement Income Builder II Variable Annuity division of the Retirement Builder Variable Annuity Account, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—There is an annual service charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but in no event will this charge be more than 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Successor Owner—A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Surrender Charge—The applicable contingent deferred sales charge, assessed on certain full surrenders or partial surrenders of premium payments to cover expenses relating to the sale of the policies.

Valuation Period—The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determinations shall be made on each business day.

Variable Annuity Payment(s)—Payment(s) made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

[THIS SPACE INTENTIONALLY LEFT BLANK]

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner’s spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives the owner and the owner predeceases the annuitant, your estate will become the owner.

Note carefully. If the owner predeceases the annuitant and the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Transamerica.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the deceased owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements thereon, the application, and information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (SEC). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts invested in the subaccount that invests in the Dreyfus VIF - Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from the guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to the guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula which will be used to determine the excess interest adjustment is:

S*(G-C)* (M/12)

S	=	Gross amount being withdrawn that is subject to the excess interest adjustment.
G	=	Guaranteed interest rate applicable to S.
C	=	Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than “M”. If this policy form or such a guaranteed period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.
M	=	Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.
*	=	multiplication
^	=	exponentiation

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Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Full surrender:	middle of contract year 3
Policy value at middle of contract year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18* .30 = 17,148.35
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.03) ^ 2.5 = 53,834.80
Excess interest adjustment
G = .055
C = .085
M = 30
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00* (.055 - .085)* (30/12)

= - 3,750.00, but excess interest adjustment

cannot cause the adjusted policy value to fall

below the excess interest adjustment floor, so the adjustment is limited to 53,834.80 - 57,161.18 = - 3,326.38

Adjusted policy value	= policy value + excess interest adjustment = 57,161.18 - 3,326.38 = 53,834.80
Surrender charge	= (50,000 - 17,148.35)* .06 = 1,971.10
Cash value at middle of policy year 3	= policy value + excess interest adjustment - surrender charge
= 57,161.18 - 3,326.38 - 1,971.10
= 51,863.70

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Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Full surrender:	middle of contract year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18* .30 = 17,148.35
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.03) ^ 2.5 = 53,834.80
Excess interest adjustment
G = .055
C = .045
M = 30
Excess interest adjustment	= S* (G - C)* (M/12)
= 50,000* (.055 - .045)* (30/12)
= 1,250.00
Adjusted policy value	= policy value + excess interest adjustment
= 57,161.18 + 1,250.00 = 58,411.18
Surrender charge	= (50,000 - 17,148.35)* .06 = 1,971.10
Cash value at middle of policy year 3	= policy value + excess interest adjustment - surrender charge
= 57,161.18 + 1,250 - 1,971.10
= 56,440.08

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Surrender charge—free surrenders will reduce the policy value by the amount withdrawn. Amounts withdrawn in excess of the surrender charge—free amount will reduce the policy value by an amount equal to:

X - Y + Z

X	=	excess partial surrender = requested surrender less surrender charge—free amount
A	=	amount of partial surrender which is subject to excess interest adjustment = requested surrender - excess interest adjustment—free amount, where excess interest adjustment—free amount = cumulative interest credited at time of, but prior to, surrender.
Y	=	excess interest adjustment = (A)*(G-C)*(M/12) where G, C, and M are defined above, with “A” substituted for “S” in the definition of G and M.
Z	=	surrender charge on X minus Y.

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Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$30,000; middle of contract year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18* .30 = 17,148.35
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Excess interest adjustment / surrender charge
X = 30,000 - 17,148.35 = 12,851.65
A = 30,000 - 7,161.18 = 22,838.82
G = .055
C = .065
M = 30
Y = 22,838.82* (.055 - .065)* (30/12) = - 570.97
Z = .06* [12,851.65 - (-570.97)] = 805.36
Reduction to policy value due to surrender charge—free surrender	= 17,148.35
Reduction to policy value due to excess surrender	= X - Y + Z
= 12,851.65 - (-570.97) + 805.36
= 14,227.98
Policy value after surrender at middle of policy year 3	= 57,161.18 - [17,148.35 + 14,227.98]
= 57,161.18 - [17,148.35 + 12,851.65 - (-570.97) + 805.36]
= 57,161.18 - [30,000 - (-570.97) + 805.36]
= 57,161.18 - 31,376.33 = 25,784.85

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Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$30,000; middle of contract year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18* .30 = 17,148.35
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Excess interest adjustment / surrender charge
X = 30,000 - 17,148.35 = 12,851.65
A = 30,000 - 7,161.18 = 22,838.82
G = .055
C = .045
M = 30
Y = 22,838.82* (.055 - .045)* (30/12) = 570.97
Z = .06* [12,851.65 - (570.97)] = 736.84
Reduction to policy value due to surrender charge—free surrender	= 17,148.35
Reduction to policy value due to excess surrender	= X - Y + Z
= 12,851.65 - 570.97 + 736.84
= 13,017.52
Policy value after surrender at middle of policy year 3	= 57,161.18 - [17,148.35 + 13,017.52]
= 57,161.18 - [17,148.35 + 12,851.65 - 570.97 + 736.84]
= 57,161.18 - [30,000 - (570.97) + 736.84]
= 57,161.18 - 30,165.87 = 26,995.31

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts, or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made using (1) life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid guaranteed amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For regular annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “1983 Table a” (male, female, and unisex if required by law) mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. (“The 1983 Table a” mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
2001-2010	Actual Age minus 1
2011-2020	Actual Age minus 2
2021-2030	Actual Age minus 3
2031-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is the sum of (1) and (2), where:

(1)	The surrender charge-free surrender amount taken; and

(2)	The amount that an excess partial surrender (the portion of a surrender that can be subject to a surrender charge) reduces the policy value times [(a) divided by (b)] where:

(a)	is the amount of the death proceeds prior to the excess partial surrender; and

(b)	is the policy value prior to the excess partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$10,000	surrender charge-free amount (assumes 20% cumulative free percentage is available)
$5,000	excess partial surrender— (amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$294	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*(5000 - 100)
$5,194	reduction in policy value due to excess partial surrender = 5000 - 100 + 294
$15,194	total gross partial surrender
$18,440	adjusted partial surrender = $10,000 + $5,194 [(75,000 – 10,000) / (50,000 –10,000)]
$56,560	new guaranteed minimum death benefit (after surrender) = 75,000 – 18,440
$34,806	new policy value (after surrender) = 50,000 - 10,000 - 5,194

Summary:
Reduction in guaranteed minimum death benefit	= $	18,440
Reduction in policy value	= $	15,194

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

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EXAMPLE 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death benefit proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$11,250	surrender charge-free amount (assumes 15% cumulative free percentage is available)
$3,750	excess partial surrender—(amount subject to surrender charge)
$-100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$231	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(3750-(-100)]
$4,081	reduction in policy value due to excess partial surrender = 3750 - (-100) + 231 = 3750 + 100 + 231
$15,331	total gross partial surrender
$15,331	adjusted partial surrender = $11,250 + $4,081 [(75,000 – 11,250) / (75,000 – 11,250)]
$34,669	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,331
$59,669	new policy value (after surrender) = 75,000 - 11,250 - 4,081

Summary:
Reduction in guaranteed minimum death benefit	= $	15,331
Reduction in policy value	= $	15,331

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica, will constitute due proof of death.

Upon receipt at our administrative and service office of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant was an owner, (1) the death benefit must be distributed within five years of the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death Proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased owner’s death. If the sole beneficiary is the deceased owner’s surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit. (See “Certain Federal Income Tax Consequences.”)

If the annuitant is not an owner, and an owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the adjusted policy value. If the successor owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed: within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the successor owner’s lifetime or for a period certain (so long as any period certain does not exceed the successor owner’s life expectancy). If the sole successor owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” below for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their spouse or minor children. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “taxable eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding do not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “Net Investment Factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “Net Investment Factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

(Assume either the 5% Annually Compounding Death Benefit

or the Annual Step-Up Death Benefit is in effect and no optional riders or benefits are elected.)

Investment Experience Factor = (A + B - C) - E

                                                     D

Where: A =	The Net Asset Value of an underlying fund share as of the end of the current valuation period. Assume	A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period. Assume	B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period. Assume	C = 0
D =	The Net Asset Value of an underlying fund share at the end of the immediately preceding valuation period. Assume	D = $11.40
E =	The daily deduction for mortality and expense risk fee and administrative charges, which (on these assumptions) totals 1.40% on an annual basis. On a daily basis	= .0000380909

Then, the Investment Experience Factor = (11.57+ 0 - 0) - .0000380909 = Z = 1.0148741898

                                                                             11.40

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Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A =	The accumulation unit value for the immediately preceding valuation period. Assume	= $X
B =	The Net Investment Factor for the current valuation period.
	Assume	= Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a) is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b) is the net investment factor for that subaccount for the valuation period; and

(c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where: A =	Annuity unit value for the immediately preceding valuation period. Assume	= $X
B =	Investment Experience Factor for the valuation period for which the annuity unit value is being calculated.* Assume	= Y
C =	A factor to neutralize the assumed interest rate of 5% built into the Annuity Tables used. Assume	= Z

Then, the annuity unit value is: $X * Y * Z = $Q

*	For FIP annuity payments, this will reflect not only the 1.25% mortality and expense risk fee and administrative charge, but also the 1.25% guaranteed payment fee.

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First Monthly Variable Annuity Payment = A * B

                                                              $1,000

Where: A =	The policy value as of the annuity commencement date. Assume	= $X
B =	The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy. Assume	= $Y

Then, the first Monthly Variable Annuity Payment = $X * $Y = $Z

                                                               1,000

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Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A

                  B

Where: A =	The dollar amount of the first monthly Variable Annuity Payment. Assume	= $	X
B =	The annuity unit value for the Valuation Date on which the first monthly payment is due. Assume	= $	Y

Then, the number of annuity units = $X = Z

                                 $Y

BENEFICIARY EARNINGS ENHANCEMENT RIDER — ADDITIONAL

INFORMATION

The following examples illustrate the Beneficiary Earnings Enhancement additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on Date of Surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on Date of Death Benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

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Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of Death Benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Dreyfus VIF- Money Market Subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Dreyfus VIF - Money Market Subaccount will be lower than the yield for the Dreyfus VIF - Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

Transamerica may also disclose the effective yield of the Dreyfus VIF - Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Dreyfus VIF- Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Dreyfus VIF - Money Market Subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Dreyfus VIF - Money Market Portfolio, the types and quality of portfolio securities held by the Dreyfus VIF - Money Market Portfolio and its operating expenses.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Dreyfus VIF - Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U * UV)) + 1)6 –1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.
ES	=	Expenses of the subaccount for the 30-day period.
U	=	The average number of units outstanding.
UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the subaccount’s underlying fund portfolios, and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV/P) –1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners may also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

AFSG serves as principal underwriter for the policies. AFSG’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. AFSG and TCI are affiliates, and like us, are indirect, wholly owned subsidiaries of AEGON USA. AFSG and TCI are registered as broker-dealers with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and each is a member of NASD, Inc. AFSG and TCI are not members of the Securities Investor Protection Corporation.

The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with AFSG. AFSG compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

During fiscal years 2004, 2003, and 2002, the amounts paid to AFSG in connection with all policies sold through the separate account were $196,594.18, $494,959.44, and $2,793,400.97 respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them. We and/or our affiliates provide paid-in capital to AFSG and pay for AFSG’s operating and other expenses, including overhead, legal and accounting fees.

We and TCI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or AFSG may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements and schedules of Transamerica and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Separate Account at December 31, 2004 and for the periods disclosed in the financial statements, and the financial statements and schedules of Transamerica at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, appearing herein, have been audited by Ernst & Young LLP, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). The financial statements and schedules of Transamerica Life Insurance Company that are included in this SAI should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

[THIS SPACE INTENTIONALLY LEFT BLANK]

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2004, 2003, and 2002

Transamerica Life Insurance Company

Financial Statements and Schedules– Statutory Basis

Years Ended December 31, 2004, 2003, and 2002

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2004. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, whose practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

1

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2004.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2004, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Transamerica Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39. Also as described in Note 2 to the financial statements, in 2003 Transamerica Life Insurance Company changed its accounting policy for derivative instruments and changed various accounting policies to be in accordance with Actuarial Guideline 38.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 18, 2005

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2004	2003
		Restated
Admitted assets
Cash and invested assets:
Cash and short-term investments	$1,083,915	$180,965
Bonds	23,378,296	21,237,543
Preferred stocks:
Affiliated entities	1,102	944
Other	120,241	98,178
Common stocks:
Affiliated entities (cost: 2004 - $24,063; 2003 - $24,063)	884	881
Other (cost: 2004 - $153,940; 2003 - $125,365)	164,778	127,048
Mortgage loans on real estate	3,907,422	3,585,272
Real estate:
Home office properties	6,692	6,919
Properties held for production of income	5,538	23,303
Properties held for sale	24,523	16,792
Policy loans	79,894	76,455
Receivable for securities	27,623	187,855
Other invested assets	847,895	621,906

Total cash and invested assets	29,648,803	26,164,061
Premiums deferred and uncollected	21,015	19,154
Accrued investment income	346,572	334,741
Reinsurance receivable	1,170	1,862
Federal and foreign income tax recoverable	—	5,086
Net deferred income tax asset	68,033	76,844
Receivable from parent, subsidiaries, and affiliates	47,800	—
Other admitted assets	73,130	27,415
Separate account assets	13,878,229	12,262,847

Total admitted assets	$44,084,752	$38,892,010

3

	December 31
	2004	2003
		Restated
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$3,946,111	$3,540,615
Annuity	14,791,947	13,786,889
Accident and health	627,835	530,131
Policy and contract claim reserves:
Life	28,606	20,918
Accident and health	36,691	26,686
Liabilities for deposit-type contracts	6,540,314	6,935,643
Other policyholders’ funds	2,592	2,984
Remittances and items not allocated	72,439	123,918
Asset valuation reserve	344,254	159,814
Interest maintenance reserve	91,286	57,984
Other liabilities	372,879	361,535
Reinsurance in unauthorized companies	253	117
Funds held under coinsurance and other reinsurance treaties	712,272	71,495
Transfers from separate accounts due or accrued	(476,452)	(523,760)
Federal and foreign income taxes payable	8,068	—
Payable for securities	1,270,919	182,974
Payable to affiliates	12,193	21,093
Separate account liabilities	13,838,210	12,217,743

Total liabilities	42,220,417	37,516,779

Capital and surplus:
Common stock, $10 per share par value, 500,000 shares authorized, 257,795 issued and outstanding shares at December 31, 2004, 223,500 issued and outstanding at December 31, 2003	2,578	2,235
Preferred stock, $10 per share par value, 42,500 shares authorized, issued and outstanding (total liquidation value—$58,000)	425	425
Surplus notes	575,000	575,000
Paid-in surplus	1,370,322	880,322
Unassigned surplus (deficit)	(83,990)	(82,751)

Total capital and surplus	1,864,335	1,375,231

Total liabilities and capital and surplus	$44,084,752	$38,892,010

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
		Restated	Restated
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$1,189,910	$618,734	$599,574
Annuity	2,317,755	5,058,195	8,304,910
Accident and health	175,639	187,118	161,306
Net investment income	1,375,482	1,307,877	1,143,069
Amortization of interest maintenance reserve	15,537	10,261	1,091
Commissions and expense allowances on reinsurance ceded	43,118	22,092	29,704
Income from fees associated with investment management, administration and contract guarantees for separate accounts	213,584	168,774	81,946
Modco reinsurance reserve adjustment	(97,348)	1,580,949	174,818
Coinsurance reserve recapture	643,279	—	—
Other income	26,342	38,701	8,029

	5,903,298	8,992,701	10,504,447
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	208,833	195,629	189,961
Surrender benefits	2,151,514	1,235,635	982,460
Other benefits	691,468	532,139	485,201
Increase in aggregate reserves for policies and contracts:
Life	406,919	387,096	224,416
Annuity	1,005,058	1,933,314	4,297,149
Accident and health	97,704	63,113	82,784

	4,561,658	4,346,926	6,261,971
Insurance expenses:
Commissions	382,672	451,460	545,898
General insurance expenses	114,914	120,276	132,556
Taxes, licenses and fees	32,694	23,643	18,606
Net transfers to separate accounts	571,306	2,079,436	3,540,518
Reinsurance transaction initial consideration	–	1,587,431	–
Other expenses	133,017	108,747	24,468

	1,234,603	4,370,993	4,262,046

Total benefits and expenses	5,796,261	8,717,919	10,524,017

Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	107,037	274,782	(19,570)
Dividends to policyholders	277	423	497

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	106,760	274,359	(20,067)
Federal income tax expense	17,344	59,029	15,166

Gain (loss) from operations before net realized capital gains (losses) on investments	89,416	215,330	(35,233)
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	39,359	(48,181)	(100,243)

Net income (loss)	$128,775	$167,149	$(135,476)

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2002
Transamerica Life Insurance Company	$2,235	$425	$—	$534,282	$212,296	$749,238
Transamerica Assurance Company	2,500	—	—	87,840	(50,909)	39,431
Merger adjustment	(2,500)	—	—	2,500	—	—

As restated	2,235	425	—	624,622	161,387	788,669
Net loss	—	—	—	—	(135,476)	(135,476)
Change in net unrealized capital gains/losses	—	—	—	—	(76,803)	(76,803)
Change in non-admitted assets	—	—	—	—	(43,027)	(43,027)
Change in asset valuation reserve	—	—	—	—	(2,514)	(2,514)
Tax benefit on stock options exercised	—	—	—	—	106	106
Change in surplus in separate accounts	—	—	—	—	(2,521)	(2,521)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,848)	(1,848)
Change in net deferred income tax asset	—	—	—	—	115,656	115,656
Cumulative effect of changes in accounting principles	—	—	—	—	(65,363)	(65,363)
Change in reserves on account of change in valuation basis	—	—	—	—	(21,693)	(21,693)
Issuance of surplus notes	—	—	575,000	—	—	575,000
Reinsurance transactions	—	—	—	—	(4,120)	(4,120)
Capital contribution	—	—	—	430,000	—	430,000

Balance at December 31, 2002	2,235	425	575,000	1,054,622	(76,216)	1,556,066
Net income	—	—	—	—	167,149	167,149
Change in net unrealized capital gains/losses	—	—	—	—	18,629	18,629
Change in non-admitted assets	—	—	—	—	48,229	48,229
Change in asset valuation reserve	—	—	—	—	(98,216)	(98,216)
Change in surplus in separate accounts	—	—	—	—	(3,181)	(3,181)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	3,336	3,336
Cumulative effect of change in accounting principles	—	—	—	—	(31,957)	(31,957)
Change in net deferred income tax asset	—	—	—	—	(78,803)	(78,803)
Dividend to stockholder	—	—	—	—	(45,700)	(45,700)
Capital distribution	—	—	—	(254,300)	—	(254,300)
Capital contribution	—	—	—	80,000	—	80,000
Change in reserves on account of change in valuation basis	—	—	—	—	3,572	3,572
Reinsurance transactions	—	—	—	—	10,407	10,407

Balance at December 31, 2003	$2,235	$425	$575,000	$880,322	$(82,751)	$1,375,231

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at December 31, 2003	$2,235	$425	$575,000	$880,322	$(82,751)	$1,375,231
Net income	—	—	—	—	128,775	128,775
Change in net unrealized capital gains/losses	—	—	—	—	26,751	26,751
Change in non-admitted assets	—	—	—	—	57,955	57,955
Change in asset valuation reserve	—	—	—	—	(184,440)	(184,440)
Change in surplus in separate accounts	—	—	—	—	493	493
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(136)	(136)
Change in net deferred income tax asset	—	—	—	—	(21,322)	(21,322)
Issuance of common stock in connection with statutory merger	343	—	—	—	(343)	—
Capital contribution	—	—	—	490,000	—	490,000
Change in reserves on account of change in valuation basis	—	—	—	—	1,423	1,423
Reinsurance transactions	—	—	—	—	(11,008)	(11,008)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	613	613

Balance at December 31, 2004	$2,578	$425	$575,000	$1,370,322	$(83,990)	$1,864,335

See accompanying notes.

7

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
		Restated	Restated
Operating activities
Premiums collected, net of reinsurance	$3,680,325	$5,817,320	$9,028,908
Net investment income	1,428,250	1,332,211	1,097,628
Miscellaneous income	813,730	250,324	325,125
Benefit and loss related payments	(3,452,717)	(2,506,149)	(1,795,692)
Net transfers to separate accounts	(525,852)	(2,279,325)	(3,717,876)
Commissions, expenses paid and aggregate write-ins for deductions	(671,161)	(693,450)	(722,612)
Dividends paid to policyholders	(354)	(431)	(566)
Federal and foreign income taxes paid	(34,146)	(68,581)	(53,330)

Net cash provided by operating activities	1,238,075	1,851,919	4,161,585
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	17,351,716	23,557,623	20,841,597
Stocks	146,455	35,838	66,237
Mortgage loans	484,773	340,310	142,956
Real estate	22,678	9,555	3,696
Other invested assets	324,408	89,066	70,148
Receivable/payable for securities	1,145,717	146,973	—
Miscellaneous proceeds	3,952	183,401	—

Total investment proceeds	19,479,699	24,362,766	21,124,634
Cost of investments acquired:
Bonds	(19,431,796)	(25,143,592)	(26,832,908)
Stocks	(151,639)	(63,612)	(118,577)
Mortgage loans	(803,164)	(1,289,721)	(739,168)
Real estate	(34)	1,760	(2,261)
Other invested assets	(500,361)	(171,048)	(199,836)
Miscellaneous applications	(37,463)	(262,515)	(176,501)

Total cost of investments acquired	(20,924,459)	(26,928,728)	(28,069,251)
Net increase in policy loans	(3,439)	(2,458)	(2,114)

Net cost of investments acquired	(20,927,896)	(26,931,186)	(28,071,365)

Net cash used in investing activities	(1,448,197)	(2,568,420)	(6,946,731)

8

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
		Restated	Restated
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$490,000	$280,000	$805,000
Net deposits and withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(2,167)	(166,407)	2,256,359
Other sources	625,239	417,888	157,292

Total cash provided	1,113,072	531,481	3,218,651
Other cash applied:
Dividends paid to stockholder	—	(45,700)	—
Capital distribution	—	(254,300)	—

Total other cash applied	—	(300,000)	—

Net cash provided by financing and miscellaneous activities	1,113,072	231,481	3,218,651

Net increase (decrease) in cash and short-term investments	902,950	(485,020)	433,505
Cash and short-term investments:
Beginning of year	180,965	665,985	232,480

End of year	$1,083,915	$180,965	$665,985

See accompanying notes.

9

Transamerica Life Insurance Company

Notes to Financial Statements - Statutory Basis

(Dollars in Thousands)

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is owned by AEGON USA, Inc. (86.7% of common shares) and Transamerica Life Insurance and Annuity Company (13.3% of common shares). AEGON USA, Inc. (AEGON) and Transamerica Life Insurance and Annuity Company are both indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2004, the Company completed a merger with Transamerica Assurance Company (TAC), which was a wholly-owned subsidiary of an affiliate, Transamerica Life Insurance and Annuity Company (TALIAC). The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TAC were carried forward to the merged company. As a result of the merger, TALIAC was issued 34,295 shares of the Company’s common stock. The accompanying financial information is not necessarily indicative of the results that would have been recorded had the merger actually occurred on January 1, 2002, nor is it indicative of future results.

Summarized financial information for the Company and TAC restated for periods prior to the merger are as follows:

	Nine Months Ended September 30 2004	Year Ended December 31
		2003	2002
	Unaudited
Revenues:
Company	$3,953,781	$8,821,301	$10,355,326
TAC	152,450	171,400	149,121

As restated	$4,106,231	$8,992,701	$10,504,447

Net income (loss):
Company	$85,793	$214,137	$(121,152)
TAC	(12,013)	(46,988)	(14,324)

As restated	$73,780	$167,149	$(135,476)

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

	September 30	December 31
	2004	2003
	Unaudited
Assets:
Company	$40,290,163	$37,937,428
TAC	988,669	954,582

As restated	$41,278,832	$38,892,010

Liabilities:
Company	$38,991,898	$36,615,299
TAC	949,526	901,480

As restated	$39,941,424	$37,516,779

Capital and surplus:
Company	$1,298,265	$1,322,129
TAC	39,143	53,102

As restated	$1,337,408	$1,375,231

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus (deficit) rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus (deficit). Under GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus (deficit). Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Surplus Notes: Surplus notes are reported as capital and surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value and the related unrealized capital gains or losses are reported in unassigned surplus. Stocks of affiliated companies are carried at equity in the underlying net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2004 and 2003, the Company excluded investment income due and accrued of $552 and $1,653, respectively, with respect to such practices.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the hedged asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the hedged liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. A cash payment is often exchanged at the outset of the swap contract to represent the present value of cash flows of the instrument. This payment occurs because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged at each due date as well as at the end of the contract. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at amortized cost, consistent with the manner in which the hedged items are carried. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Each mortgage loan is hedged individually and the relevant terms of the asset and derivative must be the same. These caps require a premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate. These derivatives meet hedge accounting rules and are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current interest rate environment for the future. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and amortized into earnings over the life of the future, investment asset.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. The benefits of using the swap market to replicate credit quality include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

These derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Separate Accounts

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Revenues are recognized when due. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue or benefits paid.

Stock Option and Stock Appreciation Rights Plans

Beginning in 2003, the Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to capital and surplus. The Company recorded an expense of $613 for year ended December 31, 2004.

Reclassifications

Certain reclassifications have been made to the 2003 and 2002 financial statements to conform to the 2004 presentation.

2. Accounting Changes

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (Guideline 39). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was to increase reserves by $65,363, which was charged directly to unassigned surplus (deficit) as a change in accounting principle.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes (continued)

Effective January 1, 2003, the Company adopted SSAP No. 86 Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change of accounting principle had no impact on capital and surplus as of January 1, 2003.

During 2003, the state of Missouri (the state of domicile for TAC prior to the merger into the Company) adopted Actuarial Guideline 38 through its adoption of the June 30, 2003 Accounting Practices and Procedures Manual. As such, the Company has adopted this guideline. Reserves as of January 1, 2003 under Actuarial Guideline 38, were increased by $31,957 and this amount has been recorded directly to unassigned surplus as the cumulative effect of a change in accounting principle.

3. Capital Structure

The Company has 42,500 shares of preferred stock outstanding that is owned by AEGON. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares. At both December 31, 2004 and 2003, there were no cumulative unpaid dividends relating to the preferred shares.

At December 31, 2002, the Company accrued $200,000 for a capital contribution receivable from its parent. This capital contribution was carried as an admitted asset based on approval from the Insurance Division, Department of Commerce, of the State of Iowa and receipt of the capital contribution prior to the filing of the annual statement, in accordance with SSAP No. 72.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Capital Structure (continued)

During 2002, the Company received $575,000 from Transamerica Holding Company, LLC, an affiliate, in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2004 and 2003, are as follows:

December 31, 2004
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$33,000	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	31,550	4,500

Total		$575,000	$575,000	$34,500	$64,550	$8,625

December 31, 2003
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$16,500	$4,125
December 30, 2002	6.0	300,000	300,000	13,550	13,550	4,500

Total		$575,000	$575,000	$30,050	$30,050	$8,625

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

Receivable from parents, subsidiaries, and affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2004		2003
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$1,083,915	$1,083,915	$180,965	$180,965
Bonds	23,378,296	24,081,797	21,237,543	21,971,319
Preferred stocks, other than affiliates	120,241	128,761	98,178	99,879
Common stocks, other than affiliates	164,778	164,778	127,048	127,048
Mortgage loans on real estate	3,907,422	4,118,224	3,585,272	3,782,857
Policy loans	79,894	79,894	76,455	76,455
Interest rate caps	24	30	43	82
Swaps	(213,520)	310,227	(180,628)	170,896
Receivable from parents, subsidiaries, and affiliates	47,800	47,800	—	—
Separate account assets	13,878,229	13,878,229	12,262,847	12,262,847

Liabilities
Investment contract liabilities	21,239,415	21,467,324	19,083,086	19,557,021
Separate account annuity liabilities	11,170,132	11,170,132	10,251,990	10,251,990

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$738,387	$4,044	$4,726	$1,539	$736,165
State, municipal, and other government	619,802	66,575	5,834	2,699	677,844
Public utilities	1,472,197	84,398	3,071	3,411	1,550,113
Industrial and miscellaneous	12,769,172	588,991	31,508	28,191	13,298,464
Mortgage and other asset-backed securities	7,778,738	94,190	13,581	40,136	7,819,211

	23,378,296	838,198	58,720	75,976	24,081,797
Affiliated preferred stocks	1,102	—	—	—	1,102
Other preferred stocks	120,241	8,655	135	—	128,761

	$23,499,639	$846,853	$58,855	$75,976	$24,211,660

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2003
Bonds:
United States Government and agencies	$538,953	$2,901	$9,168	$—	$532,686
State, municipal, and other government	628,214	79,140	3,936	7,405	696,013
Public utilities	1,319,612	76,439	8,597	3,624	1,383,830
Industrial and miscellaneous	12,029,975	643,996	54,177	15,862	12,603,932
Mortgage and other asset-backed securities	6,720,789	113,228	32,316	46,843	6,754,858

	21,237,543	915,704	108,194	73,734	21,971,319
Affiliated preferred stocks	944	—	—	—	944
Other preferred stocks	98,178	1,716	15	—	99,879

	$21,336,665	$917,420	$108,209	$73,734	$22,072,142

The Company held bonds and preferred stock at December 31, 2004 and 2003 with a carrying value of $52,103 and $17,581, respectively, and amortized cost of $64,868 and $39,700, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

unassigned surplus. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2004 and 2003 is as follows:

	Losses Less than 12 Months	Losses 12 Months or More	Total
December 31, 2004
Bonds:
United States Government and agencies	$330,302	$91,595	$421,897
State, municipal and other government	21,981	35,514	57,495
Public utilities	202,602	106,487	309,089
Industrial and miscellaneous	2,112,226	674,599	2,786,825
Mortgage and other asset-backed securities	2,600,155	478,939	3,079,094

	5,267,266	1,387,134	6,654,400
Other preferred stocks	16,361	—	16,361

	$5,283,627	$1,387,134	$6,670,761

	Losses Less than 12 Months	Losses 12 Months or More	Total
December 31, 2003
Bonds:
United States Government and agencies	$406,041	$—	$406,041
State, municipal and other government	56,448	3,448	59,896
Public utilities	244,189	46,765	290,954
Industrial and miscellaneous	2,005,249	287,411	2,292,660
Mortgage and other asset-backed securities	2,030,407	699,701	2,730,108

	4,742,334	1,037,325	5,779,659
Other preferred stocks	4,430	—	4,430

	$4,746,764	$1,037,325	$5,784,089

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2004, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$368,682	$374,858
Due after one year through five years	5,638,591	5,805,902
Due after five years through ten years	7,115,385	7,406,145
Due after ten years	2,476,900	2,675,681

	15,599,558	16,262,586
Mortgage and other asset-backed securities	7,778,738	7,819,211

	$23,378,296	$24,081,797

The Company regularly monitors industry sectors and individual debt securities for signs of impairment, including length of time and extent to which the market value of debt securities has been less than cost; industry risk factors; financial condition and near-term prospects of the issuer; and nationally recognized credit rating agency rating changes. Additionally for asset-backed securities, cash flow trends and underlying levels of collateral are monitored. A specific security is considered to be impaired when it is determined that it is probable that not all amounts due (both principal and interest) will be collected as scheduled. Consideration is also given to management’s intent and ability to hold a security until maturity or until fair value will recover.

The Company’s investment in Transamerica Capital III, a long-term bond issued by an affiliate, is valued at amortized cost with a carrying value of $303 and $3,083 at December 31, 2004 and 2003, respectively.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2004	2003	2002
Interest on bonds and preferred stocks	$1,174,456	$1,154,385	$1,006,824
Dividends on equity investments	1,822	3,872	2,076
Interest on mortgage loans	233,847	203,996	162,311
Rental income on real estate	6,625	7,828	8,253
Interest on policy loans	5,608	5,399	4,902
Derivatives	(21,395)	(22,920)	(14,101)
Other	42,094	21,151	27,244

Gross investment income	1,443,057	1,373,711	1,197,509
Less investment expenses	67,575	65,834	54,440

Net investment income	$1,375,482	$1,307,877	$1,143,069

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2004	2003	2002
Proceeds	$17,446,609	$23,823,647	$21,228,877

Gross realized gains	$196,077	$317,148	$159,920
Gross realized losses	(75,123)	(179,475)	(258,972)

Net realized gains (losses)	$120,954	$137,673	$(99,052)

Gross realized losses for the years ended December 31, 2004, 2003 and 2002 include $24,495, $70,859 and $103,905, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2004, investments with an aggregate carrying value of $57,200 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Net realized capital gains (losses) on investments and change in net unrealized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2004	2003	2002
Bonds and preferred stocks	$120,954	$137,673	$(99,052)
Equity securities	6,036	(1,544)	6,464
Mortgage loans on real estate	(11,671)	(78)	374
Real estate	6,320	1,248	(3,193)
Short-term investments	2,113	—	—
Derivatives	(37,464)	(74,660)	(49,788)
Other invested assets	31,866	2,010	2,535

	118,154	64,649	(142,660)
Tax effect	(29,956)	(21,399)	9,062
Transfer from (to) interest maintenance reserve	(48,839)	(91,431)	33,355

Net realized capital gains (losses) on investments	$39,359	$(48,181)	$(100,243)

	Change in Unrealized
	Year Ended December 31
	2004	2003	2002
Bonds	$44,559	$83,127	$24,267
Preferred stocks	8,029	(319)	(3,665)
Common stocks	9,116	2,953	(8,916)
Affiliated entities	161	(4,320)	(129)
Mortgage loans on real estate	—	(27,421)	452
Other invested assets	5,114	21,092	(28,463)
Real estate	—	—	298
Derivative instruments	(40,228)	(56,483)	(60,647)

Change in net unrealized capital gains (losses)	$26,751	$18,629	$(76,803)

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2004	2003
Unrealized gains	$13,394	$2,933
Unrealized losses	(2,556)	(1,250)

Net unrealized gains	$10,838	$1,683

During 2004, the Company issued mortgage loans with interest rates ranging from 2.28% to 7.04%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 90%. Mortgage loans with a carrying value of $4,069 were non-income producing for the previous 180 days. Accrued interest of $371 related to these mortgage loans was excluded from investment income at December 31, 2004. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2004 and 2003, the Company had recorded investment in restructured securities of $20,606 and $4,472, respectively. There were no capital losses taken as a result of such restructurings. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

At December 31, 2004 and 2003, the Company had loans of $63,827 and $0, respectively, for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2004, and 2003 related to such restructurings. There are no commitments to lend additional funds to debtors owing receivables.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2004 and 2003, the Company held a mortgage loan loss reserve in the AVR of $96,069 and $42,314, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution

	December 31
	2004	2003
South Atlantic	22%	25%
Pacific	20	23
Mountain	17	14
E. North Central	16	13
Middle Atlantic	11	11
W. North Central	6	6
W. South Central	3	4
E. South Central	3	2
New England	2	2

Property-Type Distribution

	December 31
	2004	2003
Office	37%	38%
Industrial	21	22
Apartment	20	18
Retail	16	16
Other	6	6

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap contracts.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values and ease the execution of larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2004 and 2003, the Company had replicated assets with a fair value of $220,517 and $196,173, respectively, and credit default swaps with a fair value of $469 and $(841), respectively. During the three years ended December 31, 2004, 2003, and 2002, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. As of December 31, 2004, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $557,055.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

At December 31, 2004 and 2003, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2004	2003
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$4,764,603	$4,295,140
Receive floating – pay fixed	4,894,349	4,884,879
Receive floating (uncapped) – pay floating (capped)	2,806,196	2,901,587
Interest rate cap agreements	30,854	32,446

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 19 years. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in unassigned surplus. For the years ended December 31, 2004 and 2003, none of the Company’s cash flow hedges have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

Derivative instruments that qualify for hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. Derivatives used in hedging transactions that do not meet the criteria of an effective hedge are accounted for at fair value and the changes in fair value are recorded in surplus as unrealized gains and losses. For the years ended December 31, 2004 and 2003, the Company has recorded $69 and $(713), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss).

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2004	2003	2002
Direct premiums	$4,089,877	$5,934,444	$9,175,527
Reinsurance assumed – non affiliates	4,135	28,199	30,473
Reinsurance assumed – affiliates	457,885	145,114	218,537
Reinsurance ceded – non affiliates	(148,315)	(199,327)	(330,692)
Reinsurance ceded – affiliates	(720,278)	(44,383)	(28,055)

Net premiums earned	$3,683,304	$5,864,047	$9,065,790

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $159,604, $229,100, and $175,489, during 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $15,175 and $17,152, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2004 and 2003 of $1,365,444 and $1,406,879, respectively.

At December 31, 2004, amounts recoverable from unauthorized reinsurers of $2,089 (2003–$2,153) and reserve credits for reinsurance ceded of $31,484 (2003– $34,928) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $37,230 at December 31, 2004, that can be drawn on for amounts that remain unpaid for more than 120 days.

During 2003, the Company recaptured a block of business ceded to a non-affiliated company. The recapture resulted in no consideration received by or paid to the Company. This recapture resulted in a pre-tax loss of $3,323, which was recorded in the statement of operations. The loss was offset by the release of liability for unauthorized reinsurance and non-admitted assets related to the reinsurance treaty of $3,208, which were credited directly to unassigned surplus.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd, an affiliate. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,608 and the reserve credit taken of $6,188 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company has amortized $266 and $275 into earnings during 2004 and 2003, respectively, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $9,400.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $12,906 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will be without adjustment of the IMR that existed at the date of the initial transaction. The resulting gain from the ceding commission and the IMR release has been recorded

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

directly to the unassigned surplus on a net of tax basis. The initial mod-co transaction of $1,587,431 is included separately in the revenue and expense sections of the Company’s statement of operations for 2003. During 2004 and 2003, the Company has amortized $6,979 and $9,473, respectively, of the initial gain into earnings with a corresponding charge to unassigned surplus.

The Company has historically been a party to various reinsurance transactions with MEGA Life and Health Insurance Co. and its affiliates (“MEGA”) related to certain accident and health business. During 2003, the Company entered into several reinsurance transactions and novations of certain underlying policies such that all risks associated with these treaties and policies have been ceded to MEGA. No gain or loss was recognized related to these transactions.

During 2004, the Company entered into another reinsurance transaction to cede the new production of certain fixed annuity contracts to Transamerica International Re (Ireland) Ltd (TIRe), an affiliate of the Company, on a funds withheld basis. The Company ceded premiums of $677,733 during 2004 and has taken a reserve credit of $650,613 at December 31, 2004. The Company has a liability for funds held under reinsurance of $620,934 at December 31, 2004. The consummation of this treaty caused no initial gain or loss.

On October 1, 2004 the Company recaptured the business it had ceded under a reinsurance treaty with First AUSA Life Insurance Company, an affiliate. The Company received $643,279 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $643,279 related to the recapture has been reported in the statement of operations as an increase in reserves.

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes

The main components of net deferred income taxes are as follows:

	December 31
	2004	2003
Deferred income tax assets:
Guaranty funds	$5,770	$5,477
Non-admitted assets	788	22,010
807(f) assets	4,606	4,294
Deferred acquisition costs	179,494	160,643
Reserves	71,710	66,726
Unrealized capital losses	31,811	45,028
Other	28,446	15,059

Total deferred income tax assets	$322,625	$319,237

Deferred income tax assets – nonadmitted	$146,140	$158,651

Deferred income tax liabilities:
Unrealized capital gains	$94,585	$77,748
Other	13,867	5,994

Total deferred income tax liabilities	$108,452	$83,742

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2004	2003	2002
Change in net deferred income tax asset	$(21,322)	$(78,803)	$115,655

Change in deferred income tax assets - nonadmitted	$(12,511)	$(36,917)	$34,836

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain/loss from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year Ended December 31
	2004	2003	2002
Income tax computed at federal statutory rate (35%)	$37,366	$96,026	$(7,023)
Deferred acquisition costs – tax basis	18,744	15,408	30,911
Depreciation	53	(112)	(148)
Dividends received deduction	(5,891)	(2,597)	(2,413)
IMR amortization	(5,438)	(8,108)	(382)
Investment income items	(6,060)	(5,054)	(4,934)
Low income housing credits	(5,215)	(6,035)	(6,051)
Prior year under (over) accrual	(15,214)	(40,689)	832
Reinsurance transactions	(3,853)	3,643	(1,442)
Tax reserve adjustment	4,041	3,168	7,072
Other	(1,189)	3,379	(1,256)

Federal income tax expense	$17,344	$59,029	$15,166

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. In addition, any operating loss or capital loss carryforwards are calculated for the life and nonlife subgroups on a consolidated basis.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. Management does not believe the

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

outcome of the protest of findings will have a material effect on the Company’s financial position or results of operations. An examination is underway for 1998 through 2000.

Income taxes incurred during 2004, 2003 and 2002 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $312,070, $199,850, and $1,319, respectively.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2004). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2004		2003
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,799,699	5%	$2,234,306	7%
Subject to discretionary withdrawal at book value less surrender charge	5,649,820	17	7,572,375	23
Subject to discretionary withdrawal at market value	10,753,638	32	9,772,559	30
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	8,507,622	25	5,886,716	18
Not subject to discretionary withdrawal provision	7,269,599	21	6,994,416	22

	33,980,378	100%	32,460,372	100%

Less reinsurance ceded	1,254,582		1,295,797

Total policy reserves on annuities and deposit-type liabilities	$32,725,796		$31,164,575

Included in the liability for deposit-type contracts at December 31, 2004 and 2003 are $4,236,873 and $4,381,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2004, the contractual maturities were: 2005 - $782,698; 2006 - $1,139,983; 2007 - $1,374,936; 2008 - $100,117; 2009 - $371,151 and thereafter - $467,988.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $5,007,410 and $5,426,617 at December 31, 2004 and 2003, respectively.

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2004, 2003, and 2002 is as follows:

	Nonindexed Guaranteed Separate Account Less Than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2004	$—	$1,462,914	$1,462,914

Reserves for separate accounts with assets at:
Fair value	$—	$12,892,015	$12,892,015
Amortized cost	418,070	—	418,070

Total at December 31, 2004	$418,070	$12,892,015	$13,310,085

Premiums, deposits, and other considerations for the year ended December 31, 2003	$—	$1,895,800	$1,895,800

Reserves for separate accounts with assets at:
Fair value	$—	$11,232,371	$11,232,371
Amortized cost	388,149	—	388,149

Total at December 31, 2003	$388,149	$11,232,371	$11,620,520

Premiums, deposits, and other considerations for the year ended December 31, 2002	$175,000	$2,958,899	$3,133,899

Reserves for separate accounts with assets at:
Fair value	$—	$6,953,417	$6,953,417
Amortized cost	369,996	—	369,996

Total at December 31, 2002	$369,996	$6,953,417	$7,323,413

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2004	2003	2002
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$1,463,157	$1,897,576	$3,133,334
Transfers from separate accounts	(897,510)	177,729	402,618

Net transfers to separate accounts	565,647	2,075,305	3,535,952
Miscellaneous reconciling adjustments	5,659	4,131	4,566

Transfers as reported in the summary of operations of the life, accident and health annual statement	$571,306	$2,079,436	$3,540,518

At December 31, 2004 and 2003, the Company had separate account annuities with guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2004
Minimum guaranteed death benefit	$12,339,896	$118,545	$27,399
Minimum guaranteed income benefit	8,273,717	93,888	2,760
Guaranteed premium accumulation fund	79,525	8,066	—
Minimum guaranteed withdrawal benefit	448,821	1,612	(1,255)

December 31, 2003
Minimum guaranteed death benefit	$11,168,817	$108,640	$33,703
Minimum guaranteed income benefit	7,812,085	70,780	569
Guaranteed premium accumulation fund	43,229	5,301	—
Minimum guaranteed withdrawal benefit	16,915	15	(19)

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

For Variable Annuities with Guaranteed Living Benefits (“VAGLB”), which includes minimum guaranteed income, minimum guaranteed withdrawal, and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (“MGDB”), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2004 and 2003, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2004
Life and annuity:
Ordinary direct first year business	$3,703	$2,524	$1,179
Ordinary direct renewal business	22,483	7,090	15,393
Group life direct business	4,190	2,800	1,390

Total life and annuity	30,376	12,414	17,962
Accident and health:
Direct	3,053	—	3,053

Total accident and health	3,053	—	3,053

	$33,429	$12,414	$21,015

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2003
Life and annuity:
Ordinary direct first year business	$6,443	$5,060	$1,383
Ordinary direct renewal business	20,509	5,827	14,682
Group life direct business	1,960	881	1,079

Total life and annuity	28,912	11,768	17,144
Accident and health:
Direct	2,010	—	2,010

Total accident and health	2,010	—	2,010

	$30,922	$11,768	$19,154

At December 31, 2004 and 2003, the Company had insurance in force aggregating $1,175,628 and $1,198,577, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $34,797 and $35,146 to cover these deficiencies at December 31, 2004 and 2003, respectively.

During 2004, the Company made a correction in the guaranteed nonforfeiture interest rate on certain universal life contracts. This caused a decrease in reserves of $1,423, which was credited to capital and surplus.

During 2003, the Company upgraded its reserve valuation system for fixed deferred annuities and variable annuities. The valuation system upgrade, which provides for more precise calculations, caused general account reserves to decrease by $3,572 and separate account reserves to increase by $4,681. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2003 statement of changes in capital and surplus.

During 2002, the Company converted to a new reserve valuation system for fixed deferred annuities and variable annuities. The new valuation system, which provides for more precise calculations, caused general account reserves to increase by $18,990 and separate account reserves to increase by $914. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

accounts are included in the change in surplus in separate accounts in the 2002 statement of changes in capital and surplus.

During 2002, the Company changed the valuation interest rates assumption for a portion of its universal life business. This caused an increase in reserves of $2,703, which was charged directly to capital and surplus.

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus [which aggregates a deficit of $83,990 at December 31, 2004] at the time of such dividend, the maximum payment which may be made in 2005, without the prior approval of insurance regulatory authorities, is $186,434.

During 2003, upon approval of insurance regulatory authorities, the Company paid $300,000 to its parent company. This payment consisted of a dividend of $45,700 and a return of additional paid-in-capital of $254,300.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with Statement of Financial Accounting Standards No. 87 as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

consecutive years of employment. Pension expense aggregated $1,417, $1,658, and $784 for the years ended December 31, 2004, 2003, and 2002, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $620, $637, and $353 for the years ended December 31, 2004, 2003, and 2002, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2004, 2003, and 2002 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $172, $166, and $95 for the years ended December 31, 2004, 2003, and 2002, respectively.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2004, 2003 and 2002, the Company sold $23,460, $22,970, and $11,172, respectively, of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

12. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2004, 2003, and 2002, the Company paid $35,941, $72,287, and $61,826, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2004, 2003, and 2002, the Company paid net interest of $1,042, $985, and $737, respectively, to affiliates.

During 2004, the Company received capital contributions from AEGON and TALIAC of $424,830 and $65,170, respectively. During 2003, the Company distributed a dividend to its parent consisting of $45,700 of common stock and $254,300 of cash, and received a cash capital contribution of $200,000 that was accrued in 2002. During 2003 and 2002, the Company received a capital contribution of $80,000 and $230,000, respectively, in cash from its parent. In addition, in 2002, the Company issued a surplus note of $575,000 in exchange for cash.

At December 31, 2004 the Company reported $47,800 short-term notes receivable from Monumental Life Insurance Company, an affiliate, which is due December 23, 2005. At December 31, 2003, the Company did not have any net short-term notes receivable from an affiliate outstanding. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $236,425 and $226,770 at December 31, 2004 and 2003, respectively.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $2,159,379 as of December 31, 2004. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results.

The Company has also provided a guarantee for the obligations of non-insurance affiliates. These entities accept assignments of structured settlement payment obligations from other insurers and purchases structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2004, the Company has pledged invested assets with a carrying value and market value of $1,531,589 and $1,569,807, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral at least equal to 102% of the fair value of the loaned securities as of the transaction date. The counterparty is obligated to deliver additional collateral if the fair value of the collateral is at any time less than 100% of the fair value of the loaned securities. The additional collateral along with the collateral already held in connection with the lending transaction is at least equal to 102% of the fair value of the loaned securities. The Company does not participate in securities lending in foreign securities. There are no restrictions as to the collateral. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

December 31, 2004 and 2003, the value of securities loaned amounted to $682,627 and $1,032,994, respectively.

The Company has contingent commitments for $238,735 at December 31, 2004 for joint ventures, partnerships, and limited liability companies.

At December 31, 2004, the Company has mortgage loan commitments of $137,175.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $16,615 and $16,584 and an offsetting premium tax benefit of $7,122 and $7,217 at December 31, 2004 and 2003, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $365, $56, and $(2) for the years ended December 31, 2004, 2003, and 2002, respectively.

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Reconciliation of Capital and Surplus and Net Loss

The following table reconciles capital and surplus and net income (loss) as reported in the Annual Statement filed with the Insurance Division, Department of Commerce, of the State of Iowa to the amounts reported in the accompanying financial statements:

	December 31, 2003	Year Ended December 31, 2003
	Total Capital and Surplus	Net Income
Amounts reported in Annual Statement	$1,375,231	$164,745
Under accrual of life and annuity reserves	—	3,733
Adjustment for reinsurance recoverables	—	199
Other adjustments	—	(233)
Tax effect	—	(1,295)

Amounts reported herein	$1,375,231	$167,149

	December 31, 2002	Year Ended December 31, 2002
	Total Capital and Surplus	Net Loss
Amounts reported in Annual Statement	$1,559,717	$(133,072)
Under accrual of life and annuity reserves	(3,733)	(3,733)
Adjustment for reinsurance recoverables	(1,446)	(199)
Other adjustments	233	233
Tax effect	1,295	1,295

Amounts reported herein	$1,556,066	$(135,476)

There were no reconciling items at December 31, 2004 of for the year than ended.

51

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2004

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$744,227	$742,178	$744,227
States, municipalities and political subdivisions	1,718,193	1,718,213	1,718,193
Foreign governments	579,846	638,453	579,846
Public utilities	1,472,197	1,550,113	1,472,197
All other corporate bonds	18,863,530	19,432,538	18,863,530
Redeemable preferred stocks	120,241	128,761	120,241

Total fixed maturities	23,498,234	24,210,256	23,498,234
Equity securities
Common stocks:
Banks, trust and insurance	67,850	67,850	67,850
Industrial, miscellaneous and all other	86,091	96,928	96,928

Total equity securities	153,941	164,778	164,778
Mortgage loans on real estate	3,907,422		3,907,422
Real estate	36,753		36,753
Policy loans	79,894		79,894
Other long-term investments	847,895		847,895
Cash and short-term investments	1,083,915		1,083,915

Total investments	$29,608,054		$29,618,891

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

52

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2004
Individual life	$3,706,105	$—	$18,815	$1,106,335	$201,726	$557,857	$767,054
Individual health	481,152	11,264	20,082	125,322	25,246	149,813	34,059	$126,384
Group life and health	371,747	3,678	26,400	133,892	20,452	129,869	69,428	222,484
Annuity	14,791,947	—	—	2,317,755	1,128,058	3,724,119	364,062

	$19,350,951	$14,942	$65,297	$3,683,304	$1,375,482	$4,561,658	$1,234,603

Year ended December 31, 2003
Individual life	$3,329,369	$—	$14,877	$545,732	$187,047	$493,127	$267,289
Individual health	393,067	11,590	15,488	117,508	20,776	130,651	40,096	$117,509
Group life and health	332,722	3,728	17,239	142,612	18,989	104,620	62,625	205,244
Annuity	13,786,889	—	—	5,058,195	1,081,065	3,618,528	4,000,983

	$17,842,317	$15,318	$47,604	$5,864,047	$1,307,877	$4,346,926	$4,370,993

Year ended December 31, 2002
Individual life	$2,977,485	$—	$17,934	$529,767	$187,122	$343,087	$386,306
Individual health	311,152	10,930	12,898	101,679	17,851	104,699	32,347	$101,581
Group life and health	278,179	6,481	24,006	129,435	18,939	124,841	46,594	161,257
Annuity	11,857,774	—	—	8,304,909	919,157	5,689,344	3,796,799

	$15,424,590	$17,411	$54,838	$9,065,790	$1,143,069	$6,261,971	$4,262,046

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

53

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2004
Life insurance in force	$39,895,407	$8,896,284	$88,961	$31,088,084	0%

Premiums:
Individual life	$1,110,524	$8,401	$4,212	$1,106,335	0%
Individual health	126,384	1,062	—	125,322	0
Group life and health	222,484	88,592	—	133,892	0
Annuity	2,630,485	770,538	457,808	2,317,755	20

	$4,089,877	$868,593	$462,020	$3,683,304	13%

Year ended December 31, 2003
Life insurance in force	$38,955,851	$9,672,433	$90,171	$29,373,589	0%

Premiums:
Individual life	$547,646	$6,022	$4,108	$545,732	1%
Individual health	117,509	929	928	117,508	1
Group life and health	205,242	85,907	23,277	142,612	16
Annuity	5,064,047	150,852	145,000	5,058,195	3

	$5,934,444	$243,710	$173,313	$5,864,047	3%

Year ended December 31, 2002
Life insurance in force	$31,110,497	$4,235,057	$99,989	$26,975,429	1%

Premiums:
Individual life	$581,642	$55,840	$3,965	$529,767	1%
Individual health	101,581	1,054	1,152	101,679	1
Group life and health	161,257	57,179	25,357	129,435	20
Annuity	8,331,047	244,674	218,536	8,304,909	3

	$9,175,527	$358,747	$249,010	$9,065,790	3%

54

FINANCIAL STATEMENTS

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Year Ended December 31, 2004

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Financial Statements

Year Ended December 31, 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of the Retirement Income Builder II Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Retirement Builder Variable Annuity Account (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Government Securities, AIM V.I. Core Equity, AIM V.I. Premier Equity, Dreyfus Stock Index Fund, Inc. – Initial Class, Dreyfus VIF – Money Market, Dreyfus VIF – Small Company Stock, MFS Emerging Growth, MFS Research, MFS Total Return, MFS Utilities, Nations High Yield Bond, Nations International Value, Nations Marsico Growth, Nations Marsico Focused Equities, Nations Marsico International Opportunities, Nations Marsico 21st Century, Nations Marsico Mid Cap Growth, Oppenheimer Global Securities, Oppenheimer Capital Appreciation, Oppenheimer Main Street, Oppenheimer High Income, Oppenheimer Strategic Bond, Van Kampen Emerging Growth, Templeton Great Companies Global, Janus Growth, Transamerica Equity, Transamerica U.S. Government Securities – Safe Fund, Fidelity – VIP Equity-Income, Fidelity – VIP Growth, Fidelity – VIP High Income, Fidelity – VIP Contrafund®, Fidelity – VIP Investment Grade Bond, Fidelity – VIP Growth & Income, Fidelity – VIP Balanced, and Fidelity – VIP Mid Cap subaccounts), which are available for investment by contract owners of the Retirement Income Builder II Variable Annuity, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included

1

confirmation of securities owned as of December 31, 2004 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Retirement Builder Variable Annuity Account which are available for investment by contract owners of the Retirement Income Builder II Variable Annuity at December 31, 2004, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles United States.

/s/ Ernst & Young LLP

Des Moines, Iowa

January 31, 2005

2

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Government Securities Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. Premier Equity Subaccount
Assets
Investment in securities:
Number of shares	119,925.096	350,819.062	187,431.912	320,252.346

Cost	$2,769,657	$4,218,929	$4,935,099	$7,730,385

Investments in mutual funds, at net asset value	$2,721,100	$4,234,386	$4,235,961	$6,821,375
Receivable for units sold	10	4	—	—

Total assets	2,721,110	4,234,390	4,235,961	6,821,375

Liabilities
Payable for units redeemed	—	—	2	8

	$2,721,110	$4,234,390	$4,235,959	$6,821,367

Net Assets:
Deferred annuity contracts terminable by owners	$2,721,110	$4,234,390	$4,235,959	$6,821,367

Total net assets	$2,721,110	$4,234,390	$4,235,959	$6,821,367

Accumulation units outstanding:
M&E - 1.25%	800,387	1,821,790	1,271,816	2,641,369

M&E - 1.40%	1,509,907	1,678,741	2,322,809	3,882,878

Accumulation unit value:
M&E - 1.25%	$1.184956	$1.215006	$1.185491	$1.051296

M&E - 1.40%	$1.174036	$1.203821	$1.174540	$1.041626

See accompanying notes.

3

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Dreyfus Stock Index Fund, Inc.-Initial Class Subaccount	Dreyfus VIF-Money Market Subaccount	Dreyfus VIF-Small Company Stock Subaccount	MFS Emerging Growth Subaccount
Assets
Investment in securities:
Number of shares	228,156.554	2,953,454.200	199,349.580	100,788.051

Cost	$7,007,081	$2,953,454	$3,621,407	$2,229,341

Investments in mutual funds, at net asset value	$7,047,756	$2,953,454	$4,517,261	$1,765,807
Receivable for units sold	5	—	11	6

Total assets	7,047,761	2,953,454	4,517,272	1,765,813

Liabilities
Payable for units redeemed	—	10	—	—

	$7,047,761	$2,953,444	$4,517,272	$1,765,813

Net Assets:
Deferred annuity contracts terminable by owners	$7,047,761	$2,953,444	$4,517,272	$1,765,813

Total net assets	$7,047,761	$2,953,444	$4,517,272	$1,765,813

Accumulation units outstanding:
M&E - 1.25%	3,147,929	1,380,126	1,441,627	772,007

M&E - 1.40%	2,809,085	1,283,153	1,177,375	867,644

Accumulation unit value:
M&E - 1.25%	$1.188276	$1.113894	$1.731992	$1.082239

M&E - 1.40%	$1.177306	$1.103633	$1.716008	$1.072234

See accompanying notes.

4

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	MFS Research Subaccount	MFS Total Return Subaccount	MFS Utilities Subaccount	Nations High Yield Bond Subaccount
Assets
Investment in securities:
Number of shares	81,689.837	517,135.651	386,530.028	307,724.745

Cost	$1,226,049	$9,502,270	$7,310,053	$2,911,281

Investments in mutual funds, at net asset value	$1,249,855	$11,082,217	$7,904,539	$3,243,419
Receivable for units sold	3	6	—	—

Total assets	1,249,858	11,082,223	7,904,539	3,243,419

Liabilities
Payable for units redeemed	—	—	2	—

	$1,249,858	$11,082,223	$7,904,537	$3,243,419

Net Assets:
Deferred annuity contracts terminable by owners	$1,249,858	$11,082,223	$7,904,537	$3,243,419

Total net assets	$1,249,858	$11,082,223	$7,904,537	$3,243,419

Accumulation units outstanding:
M&E - 1.25%	583,437	3,244,326	2,154,141	572,114

M&E - 1.40%	517,210	4,329,788	3,229,565	1,663,863

Accumulation unit value:
M&E - 1.25%	$1.140514	$1.470950	$1.476396	$1.456425

M&E - 1.40%	$1.129986	$1.457342	$1.462789	$1.448544

See accompanying notes.

5

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Nations International Value Subaccount	Nations Marsico Growth Subaccount	Nations Marsico Focused Equities Subaccount	Nations Marsico International Opportunities Subaccount
Assets
Investment in securities:
Number of shares	233,631.408	75,867.981	176,485.820	67,666.862

Cost	$2,002,321	$1,011,520	$2,374,376	$833,966

Investments in mutual funds, at net asset value	$2,665,734	$1,263,202	$2,979,081	$1,065,076
Receivable for units sold	—	—	—	—

Total assets	2,665,734	1,263,202	2,979,081	1,065,076

Liabilities
Payable for units redeemed	1	10	2	2

	$2,665,733	$1,263,192	$2,979,079	$1,065,074

Net Assets:
Deferred annuity contracts terminable by owners	$2,665,733	$1,263,192	$2,979,079	$1,065,074

Total net assets	$2,665,733	$1,263,192	$2,979,079	$1,065,074

Accumulation units outstanding:
M&E - 1.25%	736,004	444,452	608,051	146,583

M&E - 1.40%	1,282,032	741,966	2,100,313	686,539

Accumulation unit value:
M&E - 1.25%	$1.325497	$1.068357	$1.104608	$1.284144

M&E - 1.40%	$1.318346	$1.062526	$1.098608	$1.277188

See accompanying notes.

6

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Nations Marsico 21st Century Subaccount	Nations Marsico MidCap Growth Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer Capital Appreciation Subaccount
Assets
Investment in securities:
Number of shares	19,022.649	180,619.427	187,088.905	154,679.659

Cost	$143,058	$1,158,625	$4,305,674	$5,536,333

Investments in mutual funds, at net asset value	$197,836	$1,463,017	$5,520,994	$5,721,601
Receivable for units sold	1	1	—	3

Total assets	197,837	1,463,018	5,520,994	5,721,604

Liabilities
Payable for units redeemed	—	—	2	—

	$197,837	$1,463,018	$5,520,992	$5,721,604

Net Assets:
Deferred annuity contracts terminable by owners	$197,837	$1,463,018	$5,520,992	$5,721,604

Total net assets	$197,837	$1,463,018	$5,520,992	$5,721,604

Accumulation units outstanding:
M&E - 1.25%	71,724	697,001	1,379,586	1,820,629

M&E - 1.40%	68,818	1,200,069	1,177,733	2,053,840

Accumulation unit value:
M&E - 1.25%	$1.411404	$0.773840	$2.168094	$1.484004

M&E - 1.40%	$1.403761	$0.769664	$2.148128	$1.470311

See accompanying notes.

7

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Oppenheimer Main Street Subaccount	Oppenheimer High Income Subaccount	Oppenheimer Strategic Bond Subaccount	Van Kampen Emerging Growth Subaccount
Assets
Investment in securities:
Number of shares	398,884.935	302,830.117	501,777.502	352,436.976

Cost	$8,046,508	$2,388,901	$2,296,110	$8,730,982

Investments in mutual funds, at net asset value	$8,312,762	$2,664,905	$2,614,261	$6,291,000
Receivable for units sold	—	—	6	—

Total assets	8,312,762	2,664,905	2,614,267	6,291,000

Liabilities
Payable for units redeemed	6	9	—	4

	$8,312,756	$2,664,896	$2,614,267	$6,290,996

Net Assets:
Deferred annuity contracts terminable by owners	$8,312,756	$2,664,896	$2,614,267	$6,290,996

Total net assets	$8,312,756	$2,664,896	$2,614,267	$6,290,996

Accumulation units outstanding:
M&E - 1.25%	2,787,003	600,287	703,669	2,135,457

M&E - 1.40%	3,954,213	1,483,749	1,126,436	2,671,431

Accumulation unit value:
M&E - 1.25%	$1.239821	$1.287154	$1.436655	$1.315348

M&E - 1.40%	$1.228404	$1.275306	$1.423372	$1.303469

See accompanying notes.

8

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Templeton Great Companies Global Subaccount	Janus Growth Subaccount	Transamerica Equity Subaccount	Transamerica U.S. Government Securities-PAM Subaccount
Assets
Investment in securities:
Number of shares	217,697.528	263,442.639	183,879.200	0.013

Cost	$6,234,160	$13,509,820	$3,047,968	$—

Investments in mutual funds, at net asset value	$3,851,069	$9,191,514	$3,839,398	$—
Receivable for units sold	—	—	—	—

Total assets	3,851,069	9,191,514	3,839,398	—

Liabilities
Payable for units redeemed	3	9	—	—

	$3,851,066	$9,191,505	$3,839,398	$—

Net Assets:
Deferred annuity contracts terminable by owners	$3,851,066	$9,191,505	$3,839,398	$—

Total net assets	$3,851,066	$9,191,505	$3,839,398	$—

Accumulation units outstanding:
M&E - 1.25%	1,299,400	4,299,695	2,337,904	—

M&E - 1.40%	1,868,391	185,347	2,665,715	—

Accumulation unit value:
M&E - 1.25%	$1.209957	$1.036709	$0.770161	$1.027279

M&E - 1.40%	$1.219685	$25.541101	$0.764836	$1.025525

See accompanying notes.

9

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP High Income Subaccount	Fidelity-VIP Contrafund® Subaccount
Assets
Investment in securities:
Number of shares	220,624.863	47,926.671	70,578.444	130,471.682

Cost	$4,655,317	$1,339,148	$424,380	$2,685,811

Investments in mutual funds, at net asset value	$5,535,478	$1,516,400	$487,697	$3,437,929
Receivable for units sold	—	7	—	—

Total assets	5,535,478	1,516,407	487,697	3,437,929

Liabilities
Payable for units redeemed	7	—	4	1

	$5,535,471	$1,516,407	$487,693	$3,437,928

Net Assets:
Deferred annuity contracts terminable by owners	$5,535,471	$1,516,407	$487,693	$3,437,928

Total net assets	$5,535,471	$1,516,407	$487,693	$3,437,928

Accumulation units outstanding:
M&E - 1.25%	1,950,662	1,116,308	201,525	1,631,450

M&E - 1.40%	2,788,799	1,299,652	306,607	1,730,404

Accumulation unit value:
M&E - 1.25%	$1.172697	$0.630006	$0.963787	$1.026278

M&E - 1.40%	$1.164636	$0.625649	$0.957138	$1.019188

See accompanying notes.

10

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity-VIP Investment Grade Bond Subaccount	Fidelity-VIP Growth & Income Subaccount	Fidelity-VIP Balanced Subaccount	Fidelity-VIP Mid Cap Subaccount
Assets
Investment in securities:
Number of shares	446,379.050	80,212.605	103,694.574	249,023.512

Cost	$5,710,424	$990,670	$1,325,729	$4,903,345

Investments in mutual funds, at net asset value	$5,838,638	$1,099,715	$1,472,463	$7,440,823
Receivable for units sold	—	—	1	3

Total assets	5,838,638	1,099,715	1,472,464	7,440,826

Liabilities
Payable for units redeemed	1	4	—	—

	$5,838,637	$1,099,711	$1,472,464	$7,440,826

Net Assets:
Deferred annuity contracts terminable by owners	$5,838,637	$1,099,711	$1,472,464	$7,440,826

Total net assets	$5,838,637	$1,099,711	$1,472,464	$7,440,826

Accumulation units outstanding:
M&E - 1.25%	1,701,948	437,406	529,922	1,833,451

M&E - 1.40%	2,673,937	763,524	939,237	2,871,408

Accumulation unit value:
M&E - 1.25%	$1.339911	$0.919763	$1.006675	$1.588204

M&E - 1.40%	$1.330689	$0.913398	$0.999753	$1.577251

See accompanying notes.

11

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Government Securities Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. Premier Equity Subaccount
Net investment income (loss)
Income:
Dividends	$—	$158,057	$40,519	$31,012
Expenses:
Administrative, mortality and expense risk charge	36,651	56,358	56,811	93,543

Net investment income (loss)	(36,651)	101,699	(16,292)	(62,531)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	536,006	733,974	594,813	1,329,369
Cost of investments sold	895,430	705,158	879,836	2,199,145

Net realized capital gains (losses) on investments	(359,424)	28,816	(285,023)	(869,776)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(579,512)	91,257	(1,303,494)	(2,124,085)
End of period	(48,557)	15,457	(699,138)	(909,010)

Net change in unrealized appreciation/depreciation of investments	530,955	(75,800)	604,356	1,215,075

Net realized and unrealized capital gains (losses) on investments	171,531	(46,984)	319,333	345,299

Increase (decrease) in net assets from operations	$134,880	$54,715	$303,041	$282,768

See accompanying notes.

12

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Dreyfus Stock Index Fund, Inc.-Initial Class Subaccount	Dreyfus VIF- Money Market Subaccount	Dreyfus VIF- Small Company Stock Subaccount	MFS Emerging Growth Subaccount
Net investment income (loss)
Income:
Dividends	$123,396	$25,888	$—	$—
Expenses:
Administrative, mortality and expense risk charge	90,463	43,454	54,448	22,581

Net investment income (loss)	32,933	(17,566)	(54,448)	(22,581)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	269,269	—
Proceeds from sales	935,863	1,920,257	833,457	206,595
Cost of investments sold	1,234,012	1,920,257	670,888	450,672

Net realized capital gains (losses) on investments	(298,149)	—	431,838	(244,077)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(820,901)	—	603,599	(915,756)
End of period	40,675	—	895,854	(463,534)

Net change in unrealized appreciation/depreciation of investments	861,576	—	292,255	452,222

Net realized and unrealized capital gains (losses) on investments	563,427	—	724,093	208,145

Increase (decrease) in net assets from operations	$596,360	$(17,566)	$669,645	$185,564

See accompanying notes.

13

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	MFS Research Subaccount	MFS Total Return Subaccount	MFS Utilities Subaccount	Nations High Yield Bond Subaccount
Net investment income (loss)
Income:
Dividends	$12,178	$170,207	$103,308	$194,169
Expenses:
Administrative, mortality and expense risk charge	14,950	138,140	93,229	44,263

Net investment income (loss)	(2,772)	32,067	10,079	149,906

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	103,252
Proceeds from sales	214,373	933,037	978,135	668,084
Cost of investments sold	353,921	892,579	1,367,421	577,618

Net realized capital gains (losses) on investments	(139,548)	40,458	(389,286)	193,718

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(277,795)	657,150	(1,583,093)	370,149
End of period	23,806	1,579,947	594,486	332,138

Net change in unrealized appreciation/depreciation of investments	301,601	922,797	2,177,579	(38,011)

Net realized and unrealized capital gains (losses) on investments	162,053	963,255	1,788,293	155,707

Increase (decrease) in net assets from operations	$159,281	$995,322	$1,798,372	$305,613

See accompanying notes.

14

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Nations International Value Subaccount	Nations Marsico Growth Subaccount	Nations Marsico Focused Equities Subaccount	Nations Marsico International Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$38,691	$—	$—	$3,100
Expenses:
Administrative, mortality and expense risk charge	32,887	15,446	37,577	12,819

Net investment income (loss)	5,804	(15,446)	(37,577)	(9,719)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	199,511	—	—	1,617
Proceeds from sales	332,642	90,477	430,604	326,818
Cost of investments sold	252,158	75,780	381,011	248,154

Net realized capital gains (losses) on investments	279,995	14,697	49,593	80,281

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	475,929	119,187	350,306	172,824
End of period	663,413	251,682	604,705	231,110

Net change in unrealized appreciation/depreciation of investments	187,484	132,495	254,399	58,286

Net realized and unrealized capital gains (losses) on investments	467,479	147,192	303,992	138,567

Increase (decrease) in net assets from operations	$473,283	$131,746	$266,415	$128,848

See accompanying notes.

15

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Nations Marsico 21st Century Subaccount	Nations Marsico MidCap Growth Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer Capital Appreciation Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$60,008	$18,007
Expenses:
Administrative, mortality and expense risk charge	1,882	19,484	63,481	74,185

Net investment income (loss)	(1,882)	(19,484)	(3,473)	(56,178)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	13,190	317,926	581,626	615,326
Cost of investments sold	9,246	354,977	672,685	874,657

Net realized capital gains (losses) on investments	3,944	(37,051)	(91,059)	(259,331)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	25,414	86,932	295,083	(426,506)
End of period	54,778	304,392	1,215,320	185,268

Net change in unrealized appreciation/depreciation of investments	29,364	217,460	920,237	611,774

Net realized and unrealized capital gains (losses) on investments	33,308	180,409	829,178	352,443

Increase (decrease) in net assets from operations	$31,426	$160,925	$825,705	$296,265

See accompanying notes.

16

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Oppenheimer Main Street Subaccount	Oppenheimer High Income Subaccount	Oppenheimer Strategic Bond Subaccount	Van Kampen Emerging Growth Subaccount
Net investment income (loss)
Income:
Dividends	$70,259	$174,881	$133,504	$—
Expenses:
Administrative, mortality and expense risk charge	108,720	36,761	33,993	82,943

Net investment income (loss)	(38,461)	138,120	99,511	(82,943)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	966,714	456,101	557,142	754,479
Cost of investments sold	1,163,102	489,874	513,145	2,387,935

Net realized capital gains (losses) on investments	(196,388)	(33,773)	43,997	(1,633,456)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(596,788)	186,776	285,163	(4,496,494)
End of period	266,254	276,004	318,151	(2,439,982)

Net change in unrealized appreciation/depreciation of investments	863,042	89,228	32,988	2,056,512

Net realized and unrealized capital gains (losses) on investments	666,654	55,455	76,985	423,056

Increase (decrease) in net assets from operations	$628,193	$193,575	$176,496	$340,113

See accompanying notes.

17

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Templeton Great Companies Global Subaccount	Janus Growth Subaccount	Transamerica Equity Subaccount	Transamerica U.S. Government Securities-PAM Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	51,111	117,298	46,487	—

Net investment income (loss)	(51,111)	(117,298)	(46,487)	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	501,377	1,206,994	287,600	—
Cost of investments sold	1,163,431	2,956,757	253,168	—

Net realized capital gains (losses) on investments	(662,054)	(1,749,763)	34,432	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,369,392)	(7,348,178)	296,026	—
End of period	(2,383,091)	(4,318,306)	791,430	—

Net change in unrealized appreciation/depreciation of investments	986,301	3,029,872	495,404	—

Net realized and unrealized capital gains (losses) on investments	324,247	1,280,109	529,836	—

Increase (decrease) in net assets from operations	$273,136	$1,162,811	$483,349	$—

See accompanying notes.

18

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Fidelity-VIP Equity-Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP High Income Subaccount	Fidelity-VIP Contrafund® Subaccount
Net investment income (loss)
Income:
Dividends	$69,860	$1,986	$41,308	$6,057
Expenses:
Administrative, mortality and expense risk charge	66,520	19,481	6,240	39,003

Net investment income (loss)	3,340	(17,495)	35,068	(32,946)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	18,206	—	—	—
Proceeds from sales	491,036	134,301	83,341	145,339
Cost of investments sold	454,000	155,150	90,116	126,488

Net realized capital gains (losses) on investments	55,242	(20,849)	(6,775)	18,851

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	453,362	111,913	56,088	336,668
End of period	880,161	177,252	63,317	752,118

Net change in unrealized appreciation/depreciation of investments	426,799	65,339	7,229	415,450

Net realized and unrealized capital gains (losses) on investments	482,041	44,490	454	434,301

Increase (decrease) in net assets from operations	$485,381	$26,995	$35,522	$401,355

See accompanying notes.

19

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Fidelity-VIP Investment Grade Bond Subaccount	Fidelity-VIP Growth & Income Subaccount	Fidelity-VIP Balanced Subaccount	Fidelity-VIP Mid Cap Subaccount
Net investment income (loss)
Income:
Dividends	$256,727	$8,017	$25,408	$—
Expenses:
Administrative, mortality and expense risk charge	81,635	14,521	19,073	84,875

Net investment income (loss)	175,092	(6,504)	6,335	(84,875)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	191,378	—	—	—
Proceeds from sales	1,495,695	161,549	124,226	643,943
Cost of investments sold	1,437,144	156,753	123,211	477,881

Net realized capital gains (losses) on investments	249,929	4,796	1,015	166,062

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	384,923	64,362	100,810	1,239,709
End of period	128,214	109,045	146,734	2,537,478

Net change in unrealized appreciation/depreciation of investments	(256,709)	44,683	45,924	1,297,769

Net realized and unrealized capital gains (losses) on investments	(6,780)	49,479	46,939	1,463,831

Increase (decrease) in net assets from operations	$168,312	$42,975	$53,274	$1,378,956

See accompanying notes.

20

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	AIM V.I. Capital Appreciation Subaccount		AIM V.I. Government Securities Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(36,651)	$(33,674)	$101,699	$44,267
Net realized capital gains (losses) on investments	(359,424)	(513,606)	28,816	72,310
Net change in unrealized appreciation/depreciation of investments	530,955	1,177,012	(75,800)	(131,476)

Increase (decrease) in net assets from operations	134,880	629,732	54,715	(14,899)

Contract transactions
Net contract purchase payments	25,942	19,383	5,025	6,465
Transfer payments from (to) other subaccounts or general account	(94,730)	128,423	(7,011)	(193,084)
Contract terminations, withdrawals, and other deductions	(243,538)	(173,991)	(368,535)	(389,310)
Contract maintenance charges	(4,071)	(4,083)	(5,869)	(7,177)

Increase (decrease) in net assets from contract transactions	(316,397)	(30,268)	(376,390)	(583,106)

Net increase (decrease) in net assets	(181,517)	599,464	(321,675)	(598,005)

Net assets:
Beginning of the period	2,902,627	2,303,163	4,556,065	5,154,070

End of the period	$2,721,110	$2,902,627	$4,234,390	$4,556,065

See accompanying notes.

21

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	AIM V.I. Core Equity Subaccount		AIM V.I. Premier Equity Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(16,292)	$(12,944)	$(62,531)	$(77,044)
Net realized capital gains (losses) on investments	(285,023)	(376,587)	(869,776)	(1,003,828)
Net change in unrealized appreciation/depreciation of investments	604,356	1,212,551	1,215,075	2,665,041

Increase (decrease) in net assets from operations	303,041	823,020	282,768	1,584,169

Contract transactions
Net contract purchase payments	15,193	17,736	16,309	40,789
Transfer payments from (to) other subaccounts or general account	(109,016)	(57,700)	(612,906)	(623,880)
Contract terminations, withdrawals, and other deductions	(349,501)	(300,337)	(575,043)	(362,482)
Contract maintenance charges	(6,509)	(6,506)	(12,429)	(16,409)

Increase (decrease) in net assets from contract transactions	(449,833)	(346,807)	(1,184,069)	(961,982)

Net increase (decrease) in net assets	(146,792)	476,213	(901,301)	622,187

Net assets:
Beginning of the period	4,382,751	3,906,538	7,722,668	7,100,481

End of the period	$4,235,959	$4,382,751	$6,821,367	$7,722,668

See accompanying notes.

22

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Dreyfus Stock Index Fund, Inc.- Initial Class Subaccount		Dreyfus VIF-Money Market Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$32,933	$10,847	$(17,566)	$(28,245)
Net realized capital gains (losses) on investments	(298,149)	(375,172)	—	—
Net change in unrealized appreciation/depreciation of investments	861,576	1,856,507	—	—

Increase (decrease) in net assets from operations	596,360	1,492,182	(17,566)	(28,245)

Contract transactions
Net contract purchase payments	45,042	55,325	27,347	28,718
Transfer payments from (to) other subaccounts or general account	497	(106,990)	(511,180)	19,505
Contract terminations, withdrawals, and other deductions	(505,404)	(364,259)	(473,053)	(706,365)
Contract maintenance charges	(11,608)	(12,837)	(6,539)	(8,398)

Increase (decrease) in net assets from contract transactions	(471,473)	(428,761)	(963,425)	(666,540)

Net increase (decrease) in net assets	124,887	1,063,421	(980,991)	(694,785)

Net assets:
Beginning of the period	6,922,874	5,859,453	3,934,435	4,629,220

End of the period	$7,047,761	$6,922,874	$2,953,444	$3,934,435

See accompanying notes.

23

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Dreyfus VIF-Small Company Stock Subaccount		MFS Emerging Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(54,448)	$(36,590)	$(22,581)	$(20,974)
Net realized capital gains (losses) on investments	431,838	(32,668)	(244,077)	(252,087)
Net change in unrealized appreciation/depreciation of investments	292,255	1,154,112	452,222	669,382

Increase (decrease) in net assets from operations	669,645	1,084,854	185,564	396,321

Contract transactions
Net contract purchase payments	27,218	15,772	29,091	10,267
Transfer payments from (to) other subaccounts or general account	22,771	564,892	(13,600)	(36,867)
Contract terminations, withdrawals, and other deductions	(359,404)	(129,850)	(153,643)	(82,141)
Contract maintenance charges	(8,174)	(5,364)	(2,986)	(3,224)

Increase (decrease) in net assets from contract transactions	(317,589)	445,450	(141,138)	(111,965)

Net increase (decrease) in net assets	352,056	1,530,304	44,426	284,356

Net assets:
Beginning of the period	4,165,216	2,634,912	1,721,387	1,437,031

End of the period	$4,517,272	$4,165,216	$1,765,813	$1,721,387

See accompanying notes.

24

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	MFS Research Subaccount		MFS Total Return Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(2,772)	$(6,819)	$32,067	$41,098
Net realized capital gains (losses) on investments	(139,548)	(98,286)	40,458	(32,858)
Net change in unrealized appreciation/depreciation of investments	301,601	328,760	922,797	1,327,076

Increase (decrease) in net assets from operations	159,281	223,655	995,322	1,335,316

Contract transactions
Net contract purchase payments	6,534	4,714	41,278	58,891
Transfer payments from (to) other subaccounts or general account	1,894	(8,453)	575,083	16,960
Contract terminations, withdrawals, and other deductions	(88,769)	(48,579)	(735,306)	(656,588)
Contract maintenance charges	(1,702)	(1,911)	(12,718)	(12,703)

Increase (decrease) in net assets from contract transactions	(82,043)	(54,229)	(131,663)	(593,440)

Net increase (decrease) in net assets	77,238	169,426	863,659	741,876

Net assets:
Beginning of the period	1,172,620	1,003,194	10,218,564	9,476,688

End of the period	$1,249,858	$1,172,620	$11,082,223	$10,218,564

See accompanying notes.

25

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	MFS Utilities Subaccount		Nations High Yield Bond Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$10,079	$61,569	$149,906	$156,507
Net realized capital gains (losses) on investments	(389,286)	(642,333)	193,718	14,561
Net change in unrealized appreciation/depreciation of investments	2,177,579	2,373,768	(38,011)	525,125

Increase (decrease) in net assets from operations	1,798,372	1,793,004	305,613	696,193

Contract transactions
Net contract purchase payments	20,248	33,713	11,295	30,417
Transfer payments from (to) other subaccounts or general account	(37,059)	(216,040)	3,637	409,154
Contract terminations, withdrawals, and other deductions	(708,737)	(457,060)	(293,491)	(176,372)
Contract maintenance charges	(9,851)	(9,337)	(8,013)	(6,741)

Increase (decrease) in net assets from contract transactions	(735,399)	(648,724)	(286,572)	256,458

Net increase (decrease) in net assets	1,062,973	1,144,280	19,041	952,651

Net assets:
Beginning of the period	6,841,564	5,697,284	3,224,378	2,271,727

End of the period	$7,904,537	$6,841,564	$3,243,419	$3,224,378

See accompanying notes.

26

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Nations International Value Subaccount		Nations Marsico Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$5,804	$(6,775)	$(15,446)	$(12,283)
Net realized capital gains (losses) on investments	279,995	(26,705)	14,697	408
Net change in unrealized appreciation/depreciation of investments	187,484	868,596	132,495	247,767

Increase (decrease) in net assets from operations	473,283	835,116	131,746	235,892

Contract transactions
Net contract purchase payments	—	98	350	—
Transfer payments from (to) other subaccounts or general account	(100,109)	(42,701)	110,272	104,778
Contract terminations, withdrawals, and other deductions	(195,298)	(126,350)	(36,749)	(49,078)
Contract maintenance charges	(4,417)	(3,742)	(1,619)	(1,452)

Increase (decrease) in net assets from contract transactions	(299,824)	(172,695)	72,254	54,248

Net increase (decrease) in net assets	173,459	662,421	204,000	290,140

Net assets:
Beginning of the period	2,492,274	1,829,853	1,059,192	769,052

End of the period	$2,665,733	$2,492,274	$1,263,192	$1,059,192

See accompanying notes.

27

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Nations Marsico Focused Equities Subaccount		Nations Marsico International Opportunities Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(37,577)	$(31,781)	$(9,719)	$(7,442)
Net realized capital gains (losses) on investments	49,593	(7,299)	80,281	2,385
Net change in unrealized appreciation/depreciation of investments	254,399	681,634	58,286	200,247

Increase (decrease) in net assets from operations	266,415	642,554	128,848	195,190

Contract transactions
Net contract purchase payments	4,300	7,701	1,490	4,612
Transfer payments from (to) other subaccounts or general account	208,780	339,927	366,124	195,336
Contract terminations, withdrawals, and other deductions	(302,580)	(157,827)	(186,171)	(38,590)
Contract maintenance charges	(6,983)	(5,502)	(3,038)	(2,057)

Increase (decrease) in net assets from contract transactions	(96,483)	184,299	178,405	159,301

Net increase (decrease) in net assets	169,932	826,853	307,253	354,491

Net assets:
Beginning of the period	2,809,147	1,982,294	757,821	403,330

End of the period	$2,979,079	$2,809,147	$1,065,074	$757,821

See accompanying notes.

28

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Nations Marsico 21st Century Subaccount		Nations Marsico MidCap Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(1,882)	$(999)	$(19,484)	$(17,070)
Net realized capital gains (losses) on investments	3,944	1,265	(37,051)	(15,327)
Net change in unrealized appreciation/depreciation of investments	29,364	27,900	217,460	340,289

Increase (decrease) in net assets from operations	31,426	28,166	160,925	307,892

Contract transactions
Net contract purchase payments	226	—	2,000	30,614
Transfer payments from (to) other subaccounts or general account	42,363	79,345	(130,429)	154,672
Contract terminations, withdrawals, and other deductions	(9,829)	(6,126)	(73,344)	(62,773)
Contract maintenance charges	(416)	(366)	(2,934)	(2,694)

Increase (decrease) in net assets from contract transactions	32,344	72,853	(204,707)	119,819

Net increase (decrease) in net assets	63,770	101,019	(43,782)	427,711

Net assets:
Beginning of the period	134,067	33,048	1,506,800	1,079,089

End of the period	$197,837	$134,067	$1,463,018	$1,506,800

See accompanying notes.

29

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Oppenheimer Global Securities Subaccount		Oppenheimer Capital Appreciation Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(3,473)	$(20,536)	$(56,178)	$(46,586)
Net realized capital gains (losses) on investments	(91,059)	(167,957)	(259,331)	(288,750)
Net change in unrealized appreciation/depreciation of investments	920,237	1,494,461	611,774	1,642,251

Increase (decrease) in net assets from operations	825,705	1,305,968	296,265	1,306,915

Contract transactions
Net contract purchase payments	18,563	17,054	17,247	77,591
Transfer payments from (to) other subaccounts or general account	76,616	515,301	85,881	129,192
Contract terminations, withdrawals, and other deductions	(289,845)	(153,373)	(448,268)	(279,743)
Contract maintenance charges	(7,602)	(5,610)	(7,999)	(8,072)

Increase (decrease) in net assets from contract transactions	(202,268)	373,372	(353,139)	(81,032)

Net increase (decrease) in net assets	623,437	1,679,340	(56,874)	1,225,883

Net assets:
Beginning of the period	4,897,555	3,218,215	5,778,478	4,552,595

End of the period	$5,520,992	$4,897,555	$5,721,604	$5,778,478

See accompanying notes.

30

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Oppenheimer Main Street Subaccount		Oppenheimer High Income Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(38,461)	$(26,894)	$138,120	$152,861
Net realized capital gains (losses) on investments	(196,388)	(362,359)	(33,773)	(65,895)
Net change in unrealized appreciation/depreciation of investments	863,042	2,068,560	89,228	446,174

Increase (decrease) in net assets from operations	628,193	1,679,307	193,575	533,140

Contract transactions
Net contract purchase payments	20,749	49,991	4,390	2,079
Transfer payments from (to) other subaccounts or general account	(76,346)	127,478	(133,683)	34,002
Contract terminations, withdrawals, and other deductions	(637,354)	(537,349)	(250,652)	(159,660)
Contract maintenance charges	(9,848)	(9,471)	(4,442)	(4,626)

Increase (decrease) in net assets from contract transactions	(702,799)	(369,351)	(384,387)	(128,205)

Net increase (decrease) in net assets	(74,606)	1,309,956	(190,812)	404,935

Net assets:
Beginning of the period	8,387,362	7,077,406	2,855,708	2,450,773

End of the period	$8,312,756	$8,387,362	$2,664,896	$2,855,708

See accompanying notes.

31

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Oppenheimer Strategic Bond Subaccount		Van Kampen Emerging Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$99,511	$109,567	$(82,943)	$(78,250)
Net realized capital gains (losses) on investments	43,997	1,164	(1,633,456)	(1,321,338)
Net change in unrealized appreciation/depreciation of investments	32,988	244,505	2,056,512	2,783,210

Increase (decrease) in net assets from operations	176,496	355,236	340,113	1,383,622

Contract transactions
Net contract purchase payments	18,572	15,474	21,460	31,355
Transfer payments from (to) other subaccounts or general account	71,387	348,487	(81,775)	23,146
Contract terminations, withdrawals, and other deductions	(241,804)	(157,102)	(503,826)	(335,003)
Contract maintenance charges	(3,411)	(4,007)	(10,945)	(11,465)

Increase (decrease) in net assets from contract transactions	(155,256)	202,852	(575,086)	(291,967)

Net increase (decrease) in net assets	21,240	558,088	(234,973)	1,091,655

Net assets:
Beginning of the period	2,593,027	2,034,939	6,525,969	5,434,314

End of the period	$2,614,267	$2,593,027	$6,290,996	$6,525,969

See accompanying notes.

32

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Templeton Great Companies Global Subaccount		Janus Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(51,111)	$(51,191)	$(117,298)	$(109,578)
Net realized capital gains (losses) on investments	(662,054)	(1,289,015)	(1,749,763)	(2,252,182)
Net change in unrealized appreciation/depreciation of investments	986,301	2,103,276	3,029,872	4,555,634

Increase (decrease) in net assets from operations	273,136	763,070	1,162,811	2,193,874

Contract transactions
Net contract purchase payments	18,761	20,040	55,980	104,074
Transfer payments from (to) other subaccounts or general account	(134,148)	(472,250)	(199,256)	(270,871)
Contract terminations, withdrawals, and other deductions	(304,089)	(203,270)	(829,944)	(533,114)
Contract maintenance charges	(6,389)	(8,328)	(14,445)	(16,927)

Increase (decrease) in net assets from contract transactions	(425,865)	(663,808)	(987,665)	(716,838)

Net increase (decrease) in net assets	(152,729)	99,262	175,146	1,477,036

Net assets:
Beginning of the period	4,003,795	3,904,533	9,016,359	7,539,323

End of the period	$3,851,066	$4,003,795	$9,191,505	$9,016,359

See accompanying notes.

33

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Transamerica Equity Subaccount		Transamerica U.S. Government Securities-PAM Subaccount
	2004	2003	2004	2003(1)
Operations
Net investment income (loss)	$(46,487)	$(38,124)	$—	$—
Net realized capital gains (losses) on investments	34,432	(160,781)	—	1
Net change in unrealized appreciation/depreciation of investments	495,404	962,566	—	—

Increase (decrease) in net assets from operations	483,349	763,661	—	1

Contract transactions
Net contract purchase payments	23,277	39,216	—	—
Transfer payments from (to) other subaccounts or general account	247,147	(224,487)	—	200
Contract terminations, withdrawals, and other deductions	(202,064)	(223,487)	—	(201)
Contract maintenance charges	(5,514)	(4,824)	—	—

Increase (decrease) in net assets from contract transactions	62,846	(413,582)	—	(1)

Net increase (decrease) in net assets	546,195	350,079	—	—

Net assets:
Beginning of the period	3,293,203	2,943,124	—	—

End of the period	$3,839,398	$3,293,203	$—	$—

See accompanying notes.

34

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity-VIP Equity-Income Subaccount		Fidelity-VIP Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$3,340	$10,870	$(17,495)	$(15,235)
Net realized capital gains (losses) on investments	55,242	(106,089)	(20,849)	(155,354)
Net change in unrealized appreciation/depreciation of investments	426,799	1,100,785	65,339	521,283

Increase (decrease) in net assets from operations	485,381	1,005,566	26,995	350,694

Contract transactions
Net contract purchase payments	22,847	28,674	9,414	42,843
Transfer payments from (to) other subaccounts or general account	693,199	452,552	66,983	99,086
Contract terminations, withdrawals, and other deductions	(340,301)	(315,127)	(87,298)	(56,553)
Contract maintenance charges	(7,768)	(5,900)	(1,709)	(1,425)

Increase (decrease) in net assets from contract transactions	367,977	160,199	(12,610)	83,951

Net increase (decrease) in net assets	853,358	1,165,765	14,385	434,645

Net assets:
Beginning of the period	4,682,113	3,516,348	1,502,022	1,067,377

End of the period	$5,535,471	$4,682,113	$1,516,407	$1,502,022

See accompanying notes.

35

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity-VIP High Income Subaccount		Fidelity-VIP Contrafund® Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$35,068	$23,229	$(32,946)	$(21,473)
Net realized capital gains (losses) on investments	(6,775)	(3,785)	18,851	(50,630)
Net change in unrealized appreciation/depreciation of investments	7,229	78,358	415,450	583,339

Increase (decrease) in net assets from operations	35,522	97,802	401,355	511,236

Contract transactions
Net contract purchase payments	1,320	13,420	29,539	4,561
Transfer payments from (to) other subaccounts or general account	26,860	33,516	591,362	173,354
Contract terminations, withdrawals, and other deductions	(75,853)	(16,362)	(136,384)	(122,322)
Contract maintenance charges	(738)	(655)	(4,864)	(3,061)

Increase (decrease) in net assets from contract transactions	(48,411)	29,919	479,653	52,532

Net increase (decrease) in net assets	(12,889)	127,721	881,008	563,768

Net assets:
Beginning of the period	500,582	372,861	2,556,920	1,993,152

End of the period	$487,693	$500,582	$3,437,928	$2,556,920

See accompanying notes.

36

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity-VIP Investment Grade Bond Subaccount		Fidelity-VIP Growth & Income Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$175,092	$179,045	$(6,504)	$(2,915)
Net realized capital gains (losses) on investments	249,929	150,442	4,796	(14,691)
Net change in unrealized appreciation/depreciation of investments	(256,709)	(82,235)	44,683	173,094

Increase (decrease) in net assets from operations	168,312	247,252	42,975	155,488

Contract transactions
Net contract purchase payments	21,067	44,668	29,190	3,431
Transfer payments from (to) other subaccounts or general account	(588,416)	17,465	129,486	189,080
Contract terminations, withdrawals, and other deductions	(672,939)	(731,745)	(131,318)	(29,493)
Contract maintenance charges	(8,863)	(12,539)	(2,165)	(2,131)

Increase (decrease) in net assets from contract transactions	(1,249,151)	(682,151)	25,193	160,887

Net increase (decrease) in net assets	(1,080,839)	(434,899)	68,168	316,375

Net assets:
Beginning of the period	6,919,476	7,354,375	1,031,543	715,168

End of the period	$5,838,637	$6,919,476	$1,099,711	$1,031,543

See accompanying notes.

37

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity-VIP Balanced Subaccount		Fidelity-VIP Mid Cap Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$6,335	$14,857	$(84,875)	$(51,248)
Net realized capital gains (losses) on investments	1,015	(11,118)	166,062	(29,301)
Net change in unrealized appreciation/depreciation of investments	45,924	179,842	1,297,769	1,645,515

Increase (decrease) in net assets from operations	53,274	183,581	1,378,956	1,564,966

Contract transactions
Net contract purchase payments	9,889	8,178	65,228	36,963
Transfer payments from (to) other subaccounts or general account	131,570	117,586	502,875	100,568
Contract terminations, withdrawals, and other deductions	(90,734)	(89,727)	(417,082)	(196,953)
Contract maintenance charges	(2,130)	(2,109)	(10,004)	(7,220)

Increase (decrease) in net assets from contract transactions	48,595	33,928	141,017	(66,642)

Net increase (decrease) in net assets	101,869	217,509	1,519,973	1,498,324

Net assets:
Beginning of the period	1,370,595	1,153,086	5,920,853	4,422,529

End of the period	$1,472,464	$1,370,595	$7,440,826	$5,920,853

See accompanying notes.

38

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Organization

Retirement Builder Variable Annuity Account (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specified investment subaccounts is available to contract owners of the Retirement Income Builder II Variable Annuity. The remaining subaccounts (not presented herein) are available for investment by contract owners of the Retirement Income Builder Variable Annuity, the Portfolio Select Variable Annuity, The One Income Annuity, and the Immediate Income Builder, also offered by Transamerica Life. The amounts reported herein represent the activity related to contract owners of the Retirement Income Builder II Variable Annuity only. Activity in all but one of these specific subaccounts is available to contract owners. The Transamerica U.S. Government Securities-Portfolio Asset Manager-Service Class subaccount ("PAM") (formerly known as Transamerica U.S. Government Securities-Safe Fund-Service Class) was added on November 3, 2003 solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner's other subaccounts into the "PAM" when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:
AIM Variable Insurance Funds-Series I:	Oppenheimer Variable Account Funds:
AIM V.I. Capital Appreciation Fund-Series I	Oppenheimer Global Securities Fund/VA
AIM V.I. Government Securities Fund-Series I	Oppenheimer Capital Appreciation Fund/VA
AIM V.I. Core Equity Fund-Series I	Oppenheimer Main Street Fund/VA
AIM V.I. Premier Equity Fund-Series I	Oppenheimer High Income Fund/VA
Dreyfus Stock Index Fund, Inc.-Initial Class	Oppenheimer Strategic Bond Fund/VA
Dreyfus Variable Investment Fund:	AEGON/Transamerica Series Fund, Inc.-Initial Class:
Dreyfus VIF-Money Market Portfolio	Van Kampen Emerging Growth-Initial Class
Dreyfus VIF-Small Company Stock Portfolio-Initial Class	Templeton Great Companies Global-Initial Class
MFS® Variable Insurance Trust:	Janus Growth-Initial Class
MFS Emerging Growth Series	Transamerica Equity-Initial Class
MFS Research Series	AEGON/Transamerica Series Fund, Inc.-Service Class:
MFS Total Return Series	Transamerica U.S. Government Securities-PAM-Service Class
MFS Utilities Series	Variable Insurance Products Fund-Service Class 2:
Nations Separate Account Trust:	Fidelity-VIP Equity-Income Portfolio-Service Class 2
Nations High Yield Bond Portfolio	Fidelity-VIP Growth Portfolio-Service Class 2
Nations International Value Portfolio	Fidelity-VIP High Income Portfolio-Service Class 2
Nations Marsico Growth Portfolio	Fidelity-VIP Contrafund® Portfolio
Nations Marsico Focused Equities Portfolio	Fidelity-VIP Investment Grade Bond Portfolio-Service Class 2
Nations Marsico International Opportunities Portfolio	Fidelity-VIP Growth & Income Portfolio-Service Class 2
Nations Marsico 21st Century Portfolio	Fidelity-VIP Balanced Portfolio-Service Class 2
Nations Marsico MidCap Growth Portfolio	Fidelity-VIP Midcap Portfolio-Service Class 2

39

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Nations High Yield Bond Portfolio	May 1, 2001
Nations International Value Portfolio	May 1, 2001
Nations Marsico Growth Portfolio	May 1, 2001
Nations Marsico Focused Equities Portfolio	May 1, 2001
Nations Marsico International Opportunities Portfolio	May 1, 2001
Nations Marsico 21st Century Portfolio	May 1, 2001
Nations Marsico MidCap Growth Portfolio	May 1, 2001
Transamerica US Government Securities-PAM-Service Class	November 1, 2003

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2004:

Portfolio	Formerly
Templeton Great Companies Global-Initial Class	Janus Global-Initial Class
Nations Marsico MidCap Growth Portfolio	Nations MidCap Growth Portfolio

The following subaccount is only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Templeton Great Companies Global-Initial Class	September 1, 2000

The following subaccount no longer accepts new investments from current or prospective investors as of the designated closing date:

Subaccount	Close Date
Nations International Value Portfolio	September 30, 2002

Investments

Net purchase payments received by the Mutual Fund Account for the Retirement Income Builder II Variable Annuity are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2004.

Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

40

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2004 were as follows:

	Purchases	Sales
AIM Variable Insurance Funds-Series I:
AIM V.I. Capital Appreciation Fund-Series I	$182,943	$536,006
AIM V.I. Government Securities Fund-Series I	459,285	733,974
AIM V.I. Core Equity Fund-Series I	128,681	594,813
AIM V.I. Premier Equity Fund-Series I	82,769	1,329,369
Dreyfus Stock Index Fund, Inc.-Initial Class	497,320	935,863
Dreyfus Variable Investment Fund:
Dreyfus VIF-Money Market Portfolio	939,276	1,920,257
Dreyfus VIF-Small Company Stock Portfolio-Initial Class	730,687	833,457
MFS® Variable Insurance Trust:
MFS Emerging Growth Series	42,861	206,595
MFS Research Series	129,555	214,373
MFS Total Return Series	833,441	933,037
MFS Utilities Series	252,815	978,135
Nations Separate Account Trust:
Nations High Yield Bond Portfolio	634,659	668,084
Nations International Value Portfolio	238,202	332,642
Nations Marsico Growth Portfolio	147,294	90,477
Nations Marsico Focused Equities Portfolio	296,540	430,604
Nations Marsico International Opportunities Portfolio	497,121	326,818
Nations Marsico 21st Century Portfolio	43,651	13,190
Nations Marsico MidCap Growth Portfolio	93,729	317,926
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA	375,888	581,626
Oppenheimer Capital Appreciation Fund/VA	206,005	615,326
Oppenheimer Main Street Fund/VA	225,462	966,714
Oppenheimer High Income Fund/VA	209,833	456,101
Oppenheimer Strategic Bond Fund/VA	501,390	557,142

41

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments (continued)

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.-Initial Class:
Van Kampen Emerging Growth-Initial Class	$96,454	$754,479
Templeton Great Companies Global-Initial Class	24,404	501,377
Janus Growth-Initial Class	102,050	1,206,994
Transamerica Equity-Initial Class	303,961	287,600
AEGON/Transamerica Series Fund, Inc.-Service Class:
Transamerica U.S. Government Securities-PAM-Service Class	—	—
Variable Insurance Products Fund-Service Class 2:
Fidelity-VIP Equity-Income Portfolio-Service Class 2	880,573	491,036
Fidelity-VIP Growth Portfolio-Service Class 2	104,196	134,301
Fidelity-VIP High Income Portfolio-Service Class 2	69,998	83,341
Fidelity-VIP Contrafund® Portfolio	592,039	145,339
Fidelity-VIP Investment Grade Bond Portfolio-Service Class 2	613,015	1,495,695
Fidelity-VIP Growth & Income Portfolio-Service Class 2	180,240	161,549
Fidelity-VIP Balanced Portfolio-Service Class 2	179,155	124,226
Fidelity-VIP Midcap Portfolio-Service Class 2	700,084	643,943

42

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Government Securities Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. Premier Equity Subaccount	Dreyfus Stock Index Fund, Inc.-Initial Class Subaccount
Units outstanding at January 1, 2003	2,629,235	4,302,011	4,375,574	8,748,368	6,851,860
Units purchased	21,175	5,424	18,360	53,184	63,973
Units redeemed and transferred	(57,618)	(494,988)	(395,488)	(1,091,256)	(526,101)

Units outstanding at December 31, 2003	2,592,792	3,812,447	3,998,445	7,710,296	6,389,732
Units purchased	23,681	28,824	26,991	39,370	41,315
Units redeemed and transferred	(306,179)	(340,740)	(430,811)	(1,225,419)	(474,033)

Units outstanding at December 31, 2004	2,310,294	3,500,531	3,594,625	6,524,247	5,957,014

	Dreyfus VIF-Money Market Subaccount	Dreyfus VIF-Small Company Stock Subaccount	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount
Units outstanding at January 1, 2003	4,127,691	2,521,552	1,911,895	1,243,597	8,166,638
Units purchased	25,716	15,043	11,923	5,444	49,420
Units redeemed and transferred	(621,982)	287,850	(141,770)	(67,970)	(543,360)

Units outstanding at December 31, 2003	3,531,426	2,824,445	1,782,048	1,181,070	7,672,699
Units purchased	27,537	26,407	30,017	6,375	30,767
Units redeemed and transferred	(895,684)	(231,850)	(172,414)	(86,798)	(129,352)

Units outstanding at December 31, 2004	2,663,279	2,619,002	1,639,651	1,100,647	7,574,114

43

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding (continued)

	MFS Utilities Subaccount	Nations High Yield Bond Subaccount	Nations International Value Subaccount	Nations Marsico Growth Subaccount	Nations Marsico Focused Equities Subaccount
Units outstanding at January 1, 2003	6,685,210	2,227,778	2,496,422	1,038,354	2,599,313
Units purchased	45,091	26,160	127	—	8,989
Units redeemed and transferred	(744,397)	188,539	(218,809)	71,338	196,987

Units outstanding at December 31, 2003	5,985,904	2,442,477	2,277,740	1,109,692	2,805,289
Units purchased	33,821	25,038	—	366	4,286
Units redeemed and transferred	(636,019)	(231,538)	(259,704)	76,360	(101,211)

Units outstanding at December 31, 2004	5,383,706	2,235,977	2,018,036	1,186,418	2,708,364

	Nations Marsico International Opportunities Subaccount	Nations Marsico 21st Century Subaccount	Nations Marsico MidCap Growth Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer Capital Appreciation Subaccount
Units outstanding at January 1, 2003	502,139	41,649	1,980,824	2,476,295	4,204,800
Units purchased	5,309	—	59,279	16,627	68,454
Units redeemed and transferred	174,405	73,401	158,973	175,684	(143,597)

Units outstanding at December 31, 2003	681,853	115,050	2,199,077	2,668,606	4,129,657
Units purchased	29,722	191	2,942	9,957	12,301
Units redeemed and transferred	121,547	25,301	(304,949)	(121,244)	(267,489)

Units outstanding at December 31, 2004	833,122	140,542	1,897,070	2,557,319	3,874,469

44

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding (continued)

	Oppenheimer Main Street Subaccount	Oppenheimer High Income Subaccount	Oppenheimer Strategic Bond Subaccount	Van Kampen Emerging Growth Subaccount	Templeton Great Companies Global Subaccount
Units outstanding at January 1, 2003	7,753,826	2,519,980	1,779,836	5,552,630	4,205,587
Units purchased	60,808	2,000	13,938	29,661	23,045
Units redeemed and transferred	(467,361)	(121,250)	153,707	(310,316)	(684,343)

Units outstanding at December 31, 2003	7,347,273	2,400,730	1,947,481	5,271,975	3,544,290
Units purchased	18,013	18,271	14,048	54,067	31,193
Units redeemed and transferred	(624,070)	(334,965)	(131,424)	(519,154)	(407,692)

Units outstanding at December 31, 2004	6,741,216	2,084,036	1,830,105	4,806,888	3,167,791

	Janus Growth Subaccount	Transamerica Equity Subaccount	Transamerica U.S. Government Securities- PAM Subaccount(1)	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount
Units outstanding at January 1, 2003	5,499,007	5,677,850	—	4,240,069	2,264,039
Units purchased	88,137	73,704	2	33,195	93,953
Units redeemed and transferred	(544,244)	(847,242)	(2)	126,745	77,447

Units outstanding at December 31, 2003	5,042,900	4,904,312	—	4,400,009	2,435,439
Units purchased	29,762	34,273	—	21,173	15,750
Units redeemed and transferred	(587,620)	65,034	—	318,279	(35,229)

Units outstanding at December 31, 2004	4,485,042	5,003,619	—	4,739,461	2,415,960

45

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding (continued)

	Fidelity-VIP High Income Subaccount	Fidelity-VIP Contrafund® Subaccount	Fidelity-VIP Investment Grade Bond Subaccount	Fidelity-VIP Growth & Income Subaccount	Fidelity-VIP Balanced Subaccount
Units outstanding at January 1, 2003	524,509	2,802,210	5,868,334	990,439	1,382,797
Units purchased	17,556	6,677	39,116	4,424	9,203
Units redeemed and transferred	20,856	32,077	(576,236)	178,428	26,757

Units outstanding at December 31, 2003	562,921	2,840,963	5,331,214	1,173,292	1,418,757
Units purchased	1,448	32,085	46,824	33,862	10,253
Units redeemed and transferred	(56,237)	488,806	(1,002,153)	(6,224)	40,149

Units outstanding at December 31, 2004	508,132	3,361,854	4,375,885	1,200,930	1,469,159

Fidelity-VIP Mid Cap Subaccount
Units outstanding at January 1, 2003	4,692,715
Units purchased	39,619
Units redeemed and transferred	(127,254)

Units outstanding at December 31, 2003	4,605,080
Units purchased	86,213
Units redeemed and transferred	13,566

Units outstanding at December 31, 2004	4,704,859

46

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have different fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
AIM V.I. Capital Appreciation	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,310,294 2,592,792 2,629,235 2,370,159	$1.18 to $1.17 1.13 to 1.12 0.88 to 0.87 1.18 to 1.17	$2,721,110 2,902,627 2,303,163 2,782,298	0.00 0.00 0.00 0.00%	1.25% to 1.40% 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	5.31 to 5.15% 27.92 to 27.73 (25.29) to (25.40) (24.23) to (24.35)

AIM V.I. Government Securities	12/31/2004 12/31/2003 12/31/2002 12/31/2001	3,500,531 3,812,447 4,302,011 2,117,252	1.22 to 1.20 1.20 to 1.19 1.20 to 1.19 1.11 to 1.10	4,234,390 4,556,065 5,154,070 2,344,933	3.69 2.22 2.42 4.88	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	1.29 to 1.14 (0.18) to (0.33) 8.24 to 8.08 5.09 to 4.94

AIM V.I. Core Equity	12/31/2004 12/31/2003 12/31/2002 12/31/2001	3,594,625 3,998,445 4,375,574 4,520,421	1.19 to 1.17 1.10 to 1.09 0.90 to 0.89 1.08 to 1.07	4,235,959 4,382,751 3,906,538 4,845,299	0.95 1.01 0.32 0.05	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	7.62 to 7.46 22.89 to 22.70 (16.63) to (16.75) (23.79) to (23.91)

AIM V.I. Premier Equity	12/31/2004 12/31/2003 12/31/2002 12/31/2001	6,524,247 7,710,296 8,748,368 7,350,861	1.05 to 1.04 1.01 to 1.00 0.81 to 0.81 1.18 to 1.18	6,821,367 7,722,668 7,100,481 8,669,649	0.44 0.30 0.36 0.14	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	4.46 to 4.31 23.54 to 23.35 (31.12) to (31.22) (13.65) to (13.78)

Dreyfus Stock Index Fund, Inc.-Initial Class	12/31/2004 12/31/2003 12/31/2002 12/31/2001	5,957,014 6,389,732 6,851,860 5,509,773	1.19 to 1.18 1.09 to 1.08 0.86 to 0.85 1.12 to 1.11	7,047,761 6,922,874 5,859,453 6,148,388	1.79 1.49 1.40 1.13	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	9.27 to 9.11 26.78 to 26.59 (23.32) to (23.44) (13.27) to (13.40)

Dreyfus VIF-Money Market	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,663,279 3,531,426 4,127,691 4,268,719	1.11 to 1.10 1.12 to 1.11 1.13 to 1.12 1.12 to 1.12	2,953,444 3,934,435 4,629,220 4,778,527	0.79 0.70 1.49 3.45	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	(0.45) to (0.59) (0.55) to (0.69) 0.21 to 0.06 2.68 to 2.53

47

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Dreyfus VIF-Small Company Stock	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,619,002 2,824,445 2,521,552 1,116,414	1.73 to 1.72 1.48 to 1.47 1.05 to 1.04 1.32 to 1.32	4,517,272 4,165,216 2,634,912 1,472,627	0.00 0.11 0.24 0.06%	1.25% to 1.40% 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	17.05 to 16.88% 41.17 to 40.97 (20.70) to (20.82) (2.76) to (2.90)

MFS Emerging Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	1,639,651 1,782,048 1,911,895 1,788,773	1.08 to 1.07 0.97 to 0.96 0.75 to 0.75 1.15 to 1.15	1,765,813 1,721,387 1,437,031 2,057,351	0.00 0.00 0.00 0.00	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	11.56 to 11.40 28.62 to 28.43 (34.58) to (34.68) (34.31) to (34.41)

MFS Research	12/31/2004 12/31/2003 12/31/2002 12/31/2001	1,100,647 1,181,070 1,243,597 1,188,082	$1.14 to $ 1.13 1.00 to 0.99 0.81 to 0.80 1.09 to 1.08	$1,249,858 1,172,620 1,003,194 1,287,165	1.07 0.67 0.27 0.01	1.25% to 1.40% 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	14.42 to 14.25 23.17 to 22.99 (25.47) to (25.58) (22.23) to (22.35)

MFS Total Return	12/31/2004 12/31/2003 12/31/2002 12/31/2001	7,574,114 7,672,699 8,166,638 5,373,248	1.47 to 1.46 1.34 to 1.33 1.16 to 1.16 1.24 to 1.24	11,082,223 10,218,564 9,476,688 6,659,345	1.64 1.76 1.62 1.69	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	9.94 to 9.78 14.89 to 14.72 (6.34) to (6.48) (1.00) to (1.14)

MFS Utilities	12/31/2004 12/31/2003 12/31/2002 12/31/2001	5,383,706 5,985,904 6,685,210 6,687,166	1.48 to 1.46 1.15 to 1.14 0.86 to 0.85 1.12 to 1.12	7,904,537 6,841,564 5,697,284 7,478,074	1.47 2.35 2.64 3.13	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	28.59 to 28.40 34.22 to 34.02 (23.71) to (23.82) (25.15) to (25.26)

Nations High Yield Bond	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,235,977 2,442,477 2,227,778 370,718	1.46 to 1.45 1.32 to 1.32 1.02 to 1.02 1.01 to 1.01	3,243,419 3,224,378 2,271,727 374,995	5.93 7.07 9.93 32.29	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	10.02 to 9.86 29.58 to 29.39 0.92 to 0.77 1.22 to 1.12

Nations International Value	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,018,036 2,277,740 2,496,422 707,733	1.33 to 1.32 1.10 to 1.09 0.73 to 0.73 0.89 to 0.88	2,665,733 2,492,274 1,829,853 626,234	1.57 1.00 2.00 1.85	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	20.83 to 20.65 49.41 to 49.19 (17.08) to (17.20) (11.46) to (11.55)

Nations Marsico Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	1,186,418 1,109,692 1,038,354 363,424	1.07 to 1.06 0.96 to 0.95 0.74 to 0.74 0.90 to 0.89	1,263,192 1,059,192 769,052 325,286	0.00 0.00 0.00 0.00	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	11.64 to 11.47 28.98 to 28.78 (17.17) to (17.29) (10.42) to (10.51)

48

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Nations Marsico Focused Equities	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,708,364 2,805,289 2,599,313 503,103	1.10 to 1.10 1.00 to 1.00 0.76 to 0.76 0.91 to 0.91	2,979,079 2,809,147 1,982,294 457,950	0.00 0.00 0.00 0.00%	1.25% to 1.40% 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	9.97 to 9.80% 31.46 to 31.26 (16.11) to (16.24) (8.91) to (9.00)

Nations Marsico International Opportunities	12/31/2004 12/31/2003 12/31/2002 12/31/2001	833,122 681,853 502,139 38,339	1.28 to 1.28 1.12 to 1.11 0.81 to 0.80 0.88 to 0.88	1,065,074 757,821 403,330 33,701	0.33 0.02 0.05 0.70	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	15.15 to 14.98 38.52 to 38.31 (8.49) to (8.63) (12.02) to (12.11)

Nations Marsico 21st Century	12/31/2004 12/31/2003 12/31/2002 12/31/2001	140,542 115,050 41,649 23,947	1.41 to 1.40 1.17 to 1.16 0.79 to 0.79 0.88 to 0.88	197,837 134,067 33,048 20,978	0.00 0.00 0.00 0.00	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	20.84 to 20.66 47.03 to 46.81 (9.33) to (9.47) (12.38) to (12.47)

Nations Marsico MidCap Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	1,897,070 2,199,077 1,980,824 276,344	0.77 to 0.77 0.69 to 0.68 0.55 to 0.54 0.84 to 0.84	1,463,018 1,506,800 1,079,089 231,178	0.00 0.00 0.00 0.00	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	12.67 to 12.51 25.90 to 25.71 (34.82) to (34.92) (16.30) to (16.38)

Oppenheimer Global Securities	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,557,319 2,668,606 2,476,295 1,974,821	$2.17 to $2.15 1.84 to 1.83 1.30 to 1.30 1.70 to 1.69	$5,520,992 4,897,555 3,218,215 3,340,823	1.24 0.74 0.52 0.58	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	17.69 to 17.51 41.26 to 41.05 (23.10) to (23.21) (13.13) to (13.26)

Oppenheimer Capital Appreciation	12/31/2004 12/31/2003 12/31/2002 12/31/2001	3,874,469 4,129,657 4,204,800 3,069,785	1.48 to 1.47 1.41 to 1.39 1.09 to 1.08 1.50 to 1.50	5,721,604 5,778,478 4,552,595 4,604,969	0.32 0.39 0.53 0.53	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	5.61 to 5.46 29.33 to 29.14 (27.76) to (27.87) (13.66) to (13.79)

Oppenheimer Main Street	12/31/2004 12/31/2003 12/31/2002 12/31/2001	6,741,216 7,347,273 7,753,826 7,322,484	1.24 to 1.23 1.15 to 1.14 0.92 to 0.91 1.14 to 1.14	8,312,756 8,387,362 7,077,406 8,342,696	0.86 0.97 0.72 0.50	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	8.10 to 7.94 25.16 to 24.97 (19.80) to (19.92) (11.28) to (11.41)

49

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Oppenheimer High Income	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,084,036 2,400,730 2,519,980 1,923,577	1.29 to 1.28 1.20 to 1.19 0.98 to 0.97 1.01 to 1.01	2,664,896 2,855,708 2,450,773 1,943,133	6.42 7.11 9.33 8.72	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	7.62 to 7.46 22.43 to 22.25 (3.60) to (3.74) 0.70 to 0.55

Oppenheimer Strategic Bond	12/31/2004 12/31/2003 12/31/2002 12/31/2001	1,830,105 1,947,481 1,779,836 1,245,732	1.44 to 1.42 1.34 to 1.33 1.15 to 1.14 1.08 to 1.08	2,614,267 2,593,027 2,034,939 1,343,600	5.25 6.03 6.58 2.65	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	7.33 to 7.17 16.61 to 16.44 6.12 to 5.96 3.55 to 3.39

Van Kampen Emerging Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	4,806,888 5,271,975 5,552,630 4,502,481	1.32 to 1.30 1.24 to 1.23 0.98 to 0.98 1.49 to 1.48	6,290,996 6,525,969 5,434,314 6,671,060	0.00 0.00 0.10 0.08	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	5.82 to 5.66 26.57 to 26.39 (33.89) to (33.99) (34.06) to (34.16)

Templeton Great Companies Global	12/31/2004 12/31/2003 12/31/2002 12/31/2001	3,167,791 3,544,290 4,205,587 4,684,446	1.21 to 1.22 1.12 to 1.13 0.92 to 0.93 1.26 to 1.28	3,851,066 4,003,795 3,904,533 5,957,877	0.00 0.00 2.61 0.90	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	7.71 to 7.55 21.73 to 21.55 (26.94) to (27.05) (23.80) to (23.92)

Janus Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	4,485,042 5,042,900 5,499,007 5,637,760	1.04 to 25.54 0.91 to 22.42 0.70 to 17.22 1.01 to 24.92	9,191,505 9,016,359 7,539,323 10,979,478	0.00 0.00 0.00 0.00	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	14.10 to 13.93 30.37 to 30.17 (30.79) to (30.89) (29.10) to (29.20)

Transamerica Equity	12/31/2004 12/31/2003 12/31/2002 12/31/2001	5,003,619 4,904,312 5,677,850 2,722,132	0.77 to 0.76 0.67 to 0.67 0.52 to 0.52 0.68 to 0.67	3,839,398 3,293,203 2,943,124 1,838,967	0.00 0.00 0.00 0.00	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	14.37 to 14.20 29.61 to 29.41 (23.20) to (23.32) (18.65) to (18.77)

Transamerica U.S. Government Securities-PAM	12/31/2004 12/31/2003	0 0	1.03 to 1.03 1.01 to 1.01	— —	0.00 0.00	1.25 to 1.40 1.25 to 1.40	1.63 to 1.48 1.08 to 1.06

Fidelity-VIP Equity-Income	12/31/2004 12/31/2003 12/31/2002 12/31/2001	4,739,461 4,400,009 4,240,069 1,915,636	$1.17 to $1.16 1.07 to 1.06 0.83 to 0.83 1.02 to 1.01	$5,535,471 4,682,113 3,516,348 1,942,993	1.40 1.61 1.11 0.51	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	9.86 to 9.69 28.42 to 28.24 (18.18) to (18.30) (6.40) to (6.54)

50

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity-VIP Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,415,960 2,435,439 2,264,039 1,225,056	0.63 to 0.63 0.62 to 0.62 0.47 to 0.47 0.69 to 0.68	1,516,407 1,502,022 1,067,377 839,775	0.13 0.11 0.11 0.07%	1.25% to 1.40% 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	1.85 to 1.69% 30.91 to 30.71 (31.16) to (31.26) (18.89) to (19.01)

Fidelity-VIP High Income	12/31/2004 12/31/2003 12/31/2002 12/31/2001	508,132 562,921 524,509 506,122	0.96 to 0.96 0.89 to 0.89 0.71 to 0.71 0.70 to 0.70	487,693 500,582 372,861 352,995	8.80 6.60 10.41 0.51	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	8.03 to 7.87 25.19 to 25.00 2.02 to 1.87 (13.02) to (13.15)

Fidelity-VIP Contrafund®	12/31/2004 12/31/2003 12/31/2002 12/31/2001	3,361,854 2,840,963 2,802,210 1,615,612	1.03 to 1.02 0.90 to 0.90 0.71 to 0.71 0.80 to 0.80	3,437,928 2,556,920 1,993,152 1,288,253	0.20 0.31 0.53 9.06	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	13.73 to 13.56 26.61 to 26.43 (10.72) to (10.85) (13.56) to (13.68)

Fidelity-VIP Investment Grade Bond	12/31/2004 12/31/2003 12/31/2002 12/31/2001	4,375,885 5,331,214 5,868,334 1,861,156	1.34 to 1.33 1.30 to 1.30 1.26 to 1.25 1.16 to 1.15	5,838,637 6,919,476 7,354,375 2,147,188	4.18 3.79 1.92 1.06	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	2.90 to 2.75 3.65 to 3.49 8.74 to 8.58 6.83 to 6.67

Fidelity-VIP Growth & Income	12/31/2004 12/31/2003 12/31/2002 12/31/2001	1,200,930 1,173,292 990,439 506,567	0.92 to 0.91 0.88 to 0.88 0.72 to 0.72 0.88 to 0.88	1,099,711 1,031,543 715,168 445,740	0.74 0.98 1.03 0.66	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	4.22 to 4.06 21.92 to 21.74 (17.87) to (17.99) (10.14) to (10.27)

Fidelity-VIP Balanced	12/31/2004 12/31/2003 12/31/2002 12/31/2001	1,469,159 1,418,757 1,382,797 634,954	1.01 to 1.00 0.97 to 0.96 0.84 to 0.83 0.93 to 0.93	1,472,464 1,370,595 1,153,086 589,159	1.78 2.54 2.06 1.46	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	3.84 to 3.69 15.96 to 15.79 (10.06) to (10.19) (3.09) to (3.23)

Fidelity-VIP Mid Cap	12/31/2004 12/31/2003 12/31/2002 12/31/2001	4,704,859 4,605,080 4,692,715 2,529,057	1.59 to 1.58 1.29 to 1.28 0.94 to 0.94 1.06 to 1.06	7,440,826 5,920,853 4,422,529 2,684,681	0.00 0.26 0.62 0.00	1.25 to 1.40 1.25 to 1.40 1.25 to 1.40 1.25 to 1.40	23.11 to 22.93 36.55 to 36.35 (11.14) to (11.27) (4.71) to (4.85)

51

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .75% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total Returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote.

52

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2004

5. Administrative, Mortality, and Expense Risk Charge

Contract maintenance charges include an annual charge of the lesser of 2% of the policy value or $30 per contract which will commence on the first policy anniversary of each contract owner’s account. Charges for contract maintenance to the variable annuity contracts are an expense of the Mutual Fund Account.

Transamerica Life deducts a daily charge for assuming certain mortality and expense risks. An annual charge of 1.25% or 1.10% (depending on the death benefit selected) is assessed. Transamerica Life also deducts a daily charge equal to an annual rate of .15% of the contract owners’ account for administrative expenses.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

53

PORTFOLIO SELECT VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2005

to the

Prospectus dated May 1, 2005

FIXED ACCOUNT LIMITATIONS

Effective immediately, only for guaranteed period options of less than five years duration, we will not accept any premium payment in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in all guaranteed period options of less than 5 years duration exceeding $5,000. Please note these limitations do not apply to the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Portfolio Select Variable Annuity dated May 1, 2005

PORTFOLIO SELECT VARIABLE ANNUITYSM

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2005

to the

Prospectus dated May 1, 2005

5 FOR LIFE RIDER

You may elect to purchase the optional 5 For Life rider which provides you with a guaranteed minimum withdrawal benefit. This rider is available during the accumulation phase but it will not be issued if the annuitant is age 91 or older. The maximum issue age may be lower if required by state law.

You should view this rider as a way to permit you to invest in variable investment options while still having your liquidity protected to the extent provided hereby.

The 5 For Life rider may vary for certain policies and may not be available for all policies. Please contact us at (800) 525-6205 for additional information regarding the availability of the 5 For Life rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

Fee Table

Optional Rider Fees:
5 For Life Rider(1)	0.6	0%

(1)	The fee is a percentage of the total withdrawal base.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Portfolio Select Variable AnnuitySM dated May 1, 2005

5 For Life Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the variable investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year starting with the calendar year immediately following the annuitant’s 59th birthday until the annuitant’s death (unless your minimum remaining withdrawal amount is reduced to zero because of “excess” withdrawals; see adjusted partial withdrawals, below). All withdrawals before age 59 are excess withdrawals.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each calendar year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 For Life Rider unless:

•	the annuitant is age 90 or younger;

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See adjusted partial withdrawals.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date. The maximum annual withdrawal amount remains zero until the first day of the calendar year after the annuitant’s 59th birthday. The maximum annual withdrawal amount for that calendar year and each subsequent calendar year is equal to 5% of the total withdrawal base.

If the annuitant is at least 59 years old on the rider date the maximum annual withdrawal amount in the year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to 5% of the total withdrawal base.

For qualified policies:

If the annuitant is at least 70 ½ years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•	an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

2

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Since the total withdrawal base of the rider is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent adjusted partial withdrawals.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base and minimum remaining withdrawal amount by the greater of the dollar amount of the withdrawal or on a pro rata basis (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantee offered by this rider.

Please note: Gross partial withdrawals of greater than the maximum annual withdrawal amount will result in an excess partial withdrawal as will any partial withdrawal before the January 1st following the annuitant’s 59th birthday and will reduce the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis.

5 For Life Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values.

Designated Investment Options. If you elect the 5 For Life benefit, you must allocate 100% of your policy value to the following “designated funds:”

Asset Allocation – Conservative Portfolio

– Service Class

3

Asset Allocation – Moderate Portfolio

– Service Class

Asset Allocation – Moderate Growth Portfolio

– Service Class

Putnam VT Money Market Fund – Class IB Shares

Fixed Account

If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated fund.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage). The new rider effective date will be the date the Company receives all necessary information.

Death Benefit. If you elect the 5 For Life benefit, upon the death of the annuitant we will add an additional amount to the death benefit payable. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner may elect to annuitize the maximum annual withdrawal amount instead of receiving the cash value. If such an election is made, the policy is terminated and the cash value is forfeited.

Termination. The 5 For Life rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 For Life rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•	annuitization; or

•	termination of your policy.

The 5 For Life rider may vary for certain optional features, certain policies and may not be available for all policies.

[THIS SPACE INTENTIONALLY LEFT BLANK]

4

PORTFOLIO SELECT VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2005

to the

Prospectus dated May 1, 2005

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the living benefits rider. Please Note: You cannot elect this rider if you have elected certain other optional benefits under the policy. Certain protections under the rider are available only if you hold the rider for ten years. In addition, if you elect the rider, we will monitor your policy value and may transfer amounts back and forth between specified investment options under the policy and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider.

The living benefits rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the living benefits rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

Fee Table

Optional Rider Fees:
Living Benefits Rider(1)	0.6	0%

(1)	The fee is a percentage of the “principal back” total withdrawal base.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Portfolio Select Variable Annuity dated May 1, 2005

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

Guaranteed Future Value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value are as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges and excess interest adjustments that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

2

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. Assume that on the guaranteed future value date your policy value has declined to $90,000 because of negative investment performance. We will add $10,000 to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments before the guaranteed future value date, you should consider whether electing the rider is in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of liquidity regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this benefit:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit, you can withdraw up to:

•	7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero; or

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 each rider year for the next fourteen years and $2,000 in the next year so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•	5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess” withdrawals (see adjusted partial withdrawals, below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by

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this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot be commenced until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees on a pro rata basis (possibly to zero). See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantees.

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount will result in an excess partial withdrawal under the “for life” guarantee as will any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday and will reduce the “for life” maximum annual withdrawal amount, “for life” total withdrawal base, and “for life” minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal is illustrated below.

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			5% “For Life”
Date	Policy Value before the Withdrawal	Gross Withdrawal	Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

As this illustration shows, a 7% “principal back” withdrawal reduces the 5% “for life” total withdrawal base by $2,222.22, the 5% “for life” minimum remaining withdrawal amount by $7,111.11, and the 5% “for life” maximum annual withdrawal amount by $111.11.

Living Benefits Rider Fee

A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities - Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities – Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the living benefits rider.

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We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment options.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitants 86th birthday, you can upgrade the total withdrawal base and guaranteed future value to the policy value after the third rider anniversary by sending us written notice. At that time the minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The principal back and for life withdrawal percentages will not change. The new rider effective date and guaranteed future value date will be the date the Company receives all necessary information.

Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the third rider anniversary);

•	annuitization; or

•	termination of your policy.

The living benefits rider may vary for certain policies and may not be available for all policies.

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PORTFOLIO SELECT VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2005

to the

Prospectus dated May 1, 2005

An optional “premium enhancement” rider is available at the time you buy your policy. If you elect this rider, each premium payment for the first four policy years will receive a premium enhancement that Transamerica adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The premium enhancement rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the premium enhancement rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expenses in the prospectus.

Policy Owner Transaction Expenses:
Maximum Surrender Charge (as a % of premium payments surrendered)(1)
Optional Premium Enhancement Rider	8%

(1)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge decreases based on the number of years since the premium payment was made. If you elect the “premium enhancement” rider, the surrender charge is higher and lasts longer than under a base policy, and the amount you may withdraw each year during the accumulation phase free of surrender charge is not cumulative.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Portfolio Select Variable Annuity dated May 1, 2005

Premium Enhancement Rider

You may only elect the premium enhancement rider at the time you buy your policy. If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment for the first four policy years will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 1.5%; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

Transamerica may take back or “recapture” the full dollar amount of any premium enhancement that was added upon the occurrence of any of the following events:

•	exercise of the right to cancel option;

•	exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; or

•	annuitization within one year from the time we apply the premium enhancement.

Please note: If we recapture the premium enhancement, it will be the dollar amount that we added to the policy, not a percentage of your policy value at the time of recapture. Thus, if your policy is worth less (or more) than at the time of purchase, the effect of the recapture on your policy value on a percentage basis may be greater (or less) than the original percentage added. You bear the investment risk on the premium enhancement.

This benefit is not available if the owner or annuitant is age 71 or older on the policy date.

Rider Fee. There is no specific charge for the premium enhancement but the surrender charge is higher and lasts longer if you elect the rider. Transamerica expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Surrender Charge. You can surrender up to 10% of your policy value (measured at the time of surrender) each year free of surrender charges. This free amount is not cumulative and is determined at the time of the surrender. If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

Please note that if you elect this rider, your “free amount” is not cumulative, unlike the base policy which has a cumulative free amount. See Sections 5, EXPENSES and Section 6, ACCESS TO YOUR MONEY in the prospectus. This non-cumulative nature of the free amount may increase the amount of surrender charge you pay for a full or partial surrender.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment if you elect the premium enhancement rider:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0-1	8%
1-2	8%
2-3	6%
3-4	6%
4-5	5%
5-6	4%
6-7	2%
more than 7	0%

Other. You cannot elect the Liquidity Rider or the Value Rider if you elect this rider.

Termination. The rider is irrevocable.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.

The premium enhancement rider may vary for certain policies and may not be available for all policies.

PORTFOLIO SELECT

VARIABLE ANNUITYSM

Issued Through

RETIREMENT INCOME BUILDER

VARIABLE ANNUITY ACCOUNT

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2005

This flexible premium deferred annuity policy has many investment choices. There is a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), and various underlying fund portfolios. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the underlying fund portfolios.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Portfolio Select Variable AnnuitySM, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2005. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the separate account can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the underlying funds:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by Federated Investment Counseling

Federated Growth & Income

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

AIM VARIABLE INSURANCE FUNDS – SERIES I & II

Managed by A I M Advisors, Inc.

AIM V.I. Capital Appreciation Fund

AIM V.I. Core Equity Fund

AIM V.I. International Growth Fund

AIM V.I. Premier Equity Fund

Subadvised by H.S. Dent Advisors, Inc.

AIM V.I. Dent Demographic Trends Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by Alliance Capital Management L.P.

AllianceBernstein Large Cap Growth Portfolio

AllianceBernstein Global Technology Portfolio

DAVIS VARIABLE ACCOUNT FUND, INC.

Managed by Davis Selected Advisers, L.P.

Davis Value Portfolio

EVERGREEN VARIABLE ANNUITY TRUST – CLASS 1 & CLASS 2

Managed by Evergreen Investment Management Company, LLC

Evergreen VA Balanced Fund

Evergreen VA Fundamental Large Cap Fund

Evergreen VA Growth Fund

Evergreen VA High Income Fund

Evergreen VA International Equity Fund

Evergreen VA Omega Fund

FEDERATED INSURANCE SERIES

Managed by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Kaufmann Fund II

Managed by Federated Investment Management Company

Federated High Income Bond Fund II

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 2

Managed by Franklin Advisers, Inc.

Franklin Small-Midcap Growth Securities Fund

Managed by Franklin Advisory Services, LLC

Franklin Small Cap Value Securities Fund

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund

Managed by Templeton Investment Counsel LLC

Templeton Global Asset Allocation Fund

Templeton Foreign Securities Fund

Managed by Templeton Asset Management Ltd.

Templeton Developing Markets Securities Fund

MFS® VARIABLE INSURANCE TRUSTSM – INITIAL CLASS & SERVICE CLASS

Managed by MFS® Investment Management

MFS Emerging Growth Series

MFS Research Series

MFS Total Return Series

MFS Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS – INITIAL SHARES & SERVICE SHARES

Managed by OppenheimerFunds, Inc.

Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Strategic Bond Fund/VA

PUTNAM VARIABLE TRUST – CLASS IB SHARES

Managed by Putnam Investment Management, LLC

Putnam VT Global Equity Fund

Putnam VT Growth and Income Fund

Putnam VT Growth Opportunities Fund

Putnam VT Money Market Fund

Putnam VT New Value Fund

VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Equity-Income Portfolio

Fidelity – VIP Growth Portfolio

Fidelity – VIP Growth Opportunities Portfolio

Fidelity – VIP High Income Portfolio

Fidelity – VIP Investment Grade Bond Portfolio

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

Fidelity – VIP Index 500 Portfolio

2

3

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month following the month after the annuitant attains age 98. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Cumulative Free Percentage—For the first policy year, the cumulative free percentage is 10% of your policy value. For subsequent policy years, the cumulative free percentage is 10% of your policy value plus any unused cumulative free percentage from prior years up to a maximum of 20%. The cumulative free percentage is determined at the time of surrender. This is only available during the accumulation phase.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information given to us to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to surrender charge); plus

•	interest credited to the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes and transfer fees, and other charges, if any.

Separate Account—The Portfolio Select Variable AnnuitySM division of the Retirement Builder Variable Annuity Account. The Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

You (Your)—The owner of the contract.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1. THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: subaccounts of the separate account, and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers the subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value depends on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2. PURCHASE

You can buy this policy with $2,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3. INVESTMENT CHOICES

You can generally allocate your premium payments to one or more of the following investment choices described in the underlying fund prospectuses:

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Growth Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

Capital Guardian Global – Service Class

Capital Guardian U.S. Equity – Service Class

Capital Guardian Value – Service Class

Federated Growth & Income – Service Class

PIMCO Total Return – Service Class

Transamerica Equity – Service Class

AIM V.I. Capital Appreciation Fund – Series II

AIM V.I. Core Equity Fund – Series II

AIM V.I. International Growth Fund - Series II

AIM V.I. Premier Equity Fund - Series II

AIM V.I. Dent Demographic Trends Fund – Series II

AllianceBernstein Large Cap Growth Portfolio – Class B

AllianceBernstein Global Technology Portfolio – Class B

Davis Value Portfolio

Evergreen VA Balanced Fund – Class 2

Evergreen VA Fundamental Large Cap Fund – Class 2

Evergreen VA Growth Fund – Class 2

Evergreen VA High Income Fund – Class 2

Evergreen VA International Equity Fund – Class 2

Evergreen VA Omega Fund – Class 2

Federated American Leaders Fund II

Federated Kaufmann Fund II

Federated High Income Bond Fund II

Franklin Small-Midcap Growth Securities Fund – Class 2

Franklin Small Cap Value Securities Fund – Class 2

Mutual Shares Securities Fund – Class 2

Templeton Global Asset Allocation Fund – Class 2

5

Templeton Foreign Securities Fund – Class 2

Templeton Developing Markets Securities Fund – Class 2

MFS Emerging Growth Series – Service Class

MFS Research Series – Service Class

MFS Total Return Series – Service Class

MFS Utilities Series – Service Class

Oppenheimer Balanced Fund/VA – Service Shares

Oppenheimer Capital Appreciation Fund/VA – Service Shares

Oppenheimer	Main Street Fund/VA – Service Shares

Oppenheimer Strategic Bond Fund/VA – Service Shares

Putnam VT Global Equity Fund – Class IB Shares

Putnam VT Growth and Income Fund – Class IB Shares

Putnam VT Growth Opportunities Fund – Class IB Shares

Putnam VT Money Market Fund – Class IB Shares

Putnam VT New Value Fund – Class IB Shares

Fidelity – VIP Equity-Income Portfolio – Service Class 2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Growth Opportunities Portfolio – Service Class 2

Fidelity – VIP High Income Portfolio – Service Class 2

Fidelity – VIP Investment Grade Bond Portfolio – Service Class 2

Fidelity – VIP Index 500 Portfolio – Service Class 2

Depending upon their investment performance, you can make or lose money in any of these subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4. PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide performance information in Appendix B and in the SAI. This data does not indicate future performance.

5. EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 6% of premium payments surrendered within five years after the premium is paid. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

If you elect the Value Rider, we may deduct a surrender charge of up to 7% of premium payments surrendered within 7 years of the premium date.

Full surrenders and partial surrenders from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges of 1.30% per year from the assets in each subaccount for the Return of Premium Death Benefit. An additional 0.20% fee will be charged if you elect the Annual Step-Up Death Benefit.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

6

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%.

If you elect the Initial Payment Guarantee when you annuitize, there is a fee currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Liquidity Rider, there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first three policy years.

If you elect the Beneficiary Earnings Enhancement, there is an annual fee during the accumulation phase of 0.25% of the policy value.

If you elect the Beneficiary Earnings Enhancement – Extra II, there is an annual fee equal to 0.55% of the policy value.

The value of the net assets of the variable subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6. ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). You may take out up to the cumulative free percentage free of surrender charges. Surrenders in excess of the cumulative free percentage may be subject to a surrender charge and excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may also take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

7. ANNUITY PAYMENTS

    (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8. DEATH BENEFIT

If the sole owner and annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, no death benefit is paid if the owner dies.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase the policy, you generally may choose one of the following guaranteed minimum death benefits:

•	Return of Premium; or

•	Annual Step-Up.

Charges are lower for the Return of Premium Death Benefit.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

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9. TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income.

10. ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee”. There is an extra charge for this rider.

•	You can elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider”. There is an extra charge for this rider.

•	You can elect an optional rider that reduces the mortality and expense risk fee. You can only elect this rider at the time you purchase your policy. This feature is called the “Value Rider”. The surrender charge is higher and lasts longer if you elect this rider.

•	You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Beneficiary Earnings Enhancement” (“BEE”) and “Beneficiary Earnings Enhancement – Extra II “ (“BEE-Extra II”). There is an extra charge for these riders.

•	Under certain medically related circumstances, you may surrender all or a part of your policy value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option”.

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver”.

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging”.

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing”.

These features may not be available for all policies, may vary for certain policies, and may not be suitable for your particular situation.

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11. OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid and accumulated gains or losses in the separate account. Please note, we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. We will pay the refund within 7 days after we receive at our administrative and service office written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void.

No Probate. Usually the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, the Value Rider, the Initial Payment Guarantee, the Liquidity Rider, the Beneficiary Earnings Enhancement, and the Beneficiary Earnings Enhancement – Extra II make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See Appendix C for information on how older policies have different features and requirements, and sometimes different fees and deductions.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2005) is in Appendix A to this prospectus.

12. INQUIRIES

If you need more information, please contact us at our Administrative and Service Office:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

P.O. Box 3183

Cedar Rapids, IA 52406-3183

Overnight Address:

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

You may check your policy at www.transamericaservice.com. Follow the log-on procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site. You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)
Base Policy	6%
Optional Value Rider	8%
Transfer Fee(3)	$0 -$10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 -$30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit(6)	0.20%
Liquidity Rider(7)	0.50%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.00%
Annual Optional Rider Fees:
Beneficiary Earnings Enhancement(8)	0.25%
Beneficiary Earnings Enhancement – Extra II(9)	0.55%

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2004 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(10):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.35%	3.035%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the portfolios, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(11)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1165	$2337	$2962	$5669
If the policy is annuitized at the end of the applicable time period Or if you do not surrender your policy.	$624	$1852	$2962	$5669

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

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(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5 Expenses.
(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

If you select Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer.
(4)	The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a prorata basis relative to each account’s policy value as a percentage of the policy’s total policy value. We may waive the service charge in certain instances.
(5)	The mortality and expense risk fee shown (1.15%) is for the “Return of Premium Death Benefit”.
(6)	The fee for the Annual Step-Up Death Benefit (0.20%) is in addition to the mortality and expense risk fee for a total mortality and expense risk fee of 1.35%.
(7)	The fee for the Liquidity Rider fee is in addition to the mortality and expense risk fee (0.50%). This fee is only charged for the first three policy years.
(8)	The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.
(9)	The annual Beneficiary Earnings Enhancement - Extra II fee is 0.55% of the policy value and is deducted only during the accumulation phase.
(10)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2004 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers. Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.
(11)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

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1. THE ANNUITY POLICY

This prospectus describes the Portfolio Select Variable AnnuitySM offered by Transamerica Life Insurance Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. These differences are noted in Appendix C.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2. PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives at the administrative and service office all information needed to issue the policy;

•	Transamerica receives at the administrative and service office a minimum initial premium payment; and

•	The annuitant, owner, and any joint owner are age 85 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for most policies must be at least $2,000. There is generally no minimum initial premium payment for policies issued under 403(b) policies of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your

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initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information at our administrative and service office. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issue ages 0-75 require prior approval by Transamerica. For issue ages over 75, cumulative premium payments above $500,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate your premium payment to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payments.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern time. Holidays are generally not business days.

3. INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are generally available under the policy for new investors. The

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subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below.

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS(1)

Portfolio Construction Manager: Morningstar Associates, LLC(2)

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by Federated Investment Counseling

Federated Growth & Income

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

AIM VARIABLE INSURANCE FUNDS – SERIES I & SERIES II SHARES(3)

Managed by A I M Advisors, Inc.

AIM V.I. Capital Appreciation Fund

AIM V.I. Core Equity Fund

AIM V.I. International Growth Fund

AIM V.I. Premier Equity Fund

Subadvised by H.S. Dent Advisors, Inc.

AIM V.I. Dent Demographic Trends Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by Alliance Capital Management L.P.

AllianceBernstein Large Cap Growth Portfolio(4)

AllianceBernstein Global Technology Portfolio(5)

DAVIS VARIABLE ACCOUNT FUND, INC.

Managed by Davis Selected Advisers, L.P.

Davis Value Portfolio

EVERGREEN VARIABLE ANNUITY TRUST – CLASS I & CLASS 2(6)

Managed by Evergreen Investment Management Company, LLC

Evergreen VA Balanced Fund(7)

Evergreen VA Fundamental Large Cap Fund(8)

Evergreen VA Growth Fund

Evergreen VA High Income Fund

Evergreen VA International Equity Fund

Evergreen VA Omega Fund

FEDERATED INSURANCE SERIES

Managed by Federated Equity Management Company of Pennsylvani

Federated American Leaders Fund II

Federated Kaufmann Fund II

Managed by Federated Investment Management Company

Federated High Income Bond Fund II

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 2

Managed by Franklin Advisers, Inc.

Franklin Small-Midcap Growth Securities Fund(9)

Managed by Franklin Advisory Services, LLC

Franklin Small Cap Value Securities Fund

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund

Managed by Templeton Investment Counsel LLC

Templeton Global Asset Allocation Fund

Templeton Foreign Securities Fund

Managed by Templeton Asset Management Ltd.

Templeton Developing Markets Securities Fund

MFS® VARIABLE INSURANCE TRUSTSM – INITIAL CLASS & SERVICE CLASS(10)

Managed by MFS® Investment Management

MFS Emerging Growth Series

MFS Research Series

MFS Total Return Series

MFS Utilities Series

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OPPENHEIMER VARIABLE ACCOUNT FUNDS – INITIAL SHARES & SERVICE SHARES(11)

Managed by OppenheimerFunds, Inc.

Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Strategic Bond Fund/VA

PUTNAM VARIABLE TRUST – CLASS IB SHARES

Managed by Putnam Investment Management, LLC

Putnam VT Global Equity Fund

Putnam VT Growth and Income Fund

Putnam VT Growth Opportunities Fund

Putnam VT Money Market Fund

Putnam VT New Value Fund

VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Equity-Income Portfolio

Fidelity – VIP Growth Portfolio

Fidelity – VIP Growth Opportunities Portfolio(12)

Fidelity – VIP High Income Portfolio(12)

Fidelity – VIP Investment Grade Bond Portfolio(13)

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

Fidelity – VIP Index 500 Portfolio(13)

(1)	Formerly known as AEGON/Transamerica Series Fund, Inc.
(2)	Formerly subadvised by AEGON/Transamerica Fund Advisers, Inc.
(3)	Formerly known as AllianceBernstein Premier Portfolio.
(4)	Formerly known as AllianceBernstein Technology Portfolio.
(5)	As of May 1, 2003, new policyholders may only invest in the Series II shares of these subaccounts. The Series I shares of these subaccounts are only available to policyholders that purchased the policy before May 1, 2003.
(6)	As of May 1, 2003, new policyholders may only invest in the Class 2 shares of these subaccounts. The Class 1 shares of these subaccounts are only available to policyholders that purchased the policy before May 1, 2003.
(7)	Formerly known as Evergreen VA Foundation Fund.
(8)	As of April 15, 2005, Evergreen VA Fund merged into Evergreen VA Growth and Income Fund. As of April 18, 2005, Evergreen VA Growth and Income Fund was renamed Evergreen VA Fundamental Large Cap Fund.
(9)	Formerly known as Franklin Small Cap Fund.
(10)	As of May 1, 2003, new policyholders may only invest in the Service Class shares of these subaccounts. The Initial Class shares of these subaccounts are only available to policyholders that purchased the policy before May 1, 2003.
(11)	As of May 1, 2003, new policyholders may only invest in the Service Shares of these subaccounts. The Initial Shares of these subaccounts are only available to policyholders that purchased the policy before May 1, 2003.
(12)	As of May 1, 2003, new policyholders may only invest in the Service Class 2 shares of these subaccounts. The Service Class shares of these subaccounts are only available to policyholders that purchased the policy before May 1, 2003.
(13)	As of May 1, 2003, new policyholders may only invest in the Service Class 2 shares of these subaccounts. The Initial Class shares of these subaccounts are only available to policyholders that purchased the policy before May 1, 2003.

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

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Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the underlying fund portfolio or its service providers, or whether affiliates of the underlying fund portfolio can provide marketing and distribution support for sales of the policies. (See “Revenue We Receive”.) We have included the ATST underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisers.

We have developed this variable annuity product in cooperation with Wachovia Securities, LLC and its affiliates, and have included underlying fund portfolios based on their recommendations, whose selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

Certain other classes of the underlying fund portfolios shown herein may be available for additional premium payments or transfers depending on what was available on your policy issue date. Please contact our Administrative and Service Office if you have questions.

We also reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not

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be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

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Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Disruptive Trading and Market Timing

Statement of Policy. This variable insurance product was not designed for the use of market timers or other investors who make programmed, large, frequent, or short-term transfers. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Market timing and other programmed, large, frequent, or short-term transfers among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. As discussed herein, we cannot detect or deter all market timing or other potentially disruptive trading. Do not invest with us if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

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We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order, or (3) because of a history of large or frequent transfers. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period), it is likely that some level of market timing will occur before it is detected and steps taken to deter it (although some level of market timing can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter frequent or harmful transfers by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or other disruptive trading may be limited by provisions of the variable insurance product.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in frequent transfer activity among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

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Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and other programmed, large, frequent, or short-term transfers. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading.

Omnibus Order. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4. PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or fees for any optional riders. The deduction of any applicable premium taxes, surrender charges or any optional rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment

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portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

All types of performance data may not reflect all of the fees and charges that may be deducted (such as fees for optional benefits) and performance figures would be lower if these charges were included.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5. EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See Appendix C for older policies.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may deduct a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the cumulative free percentage free of surrender charges. You might have to pay a surrender charge, which is a contingent deferred sales charge, on surrenders in excess of the cumulative free percentage.

The following schedule shows the surrender charges that apply to the base policy during the five years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	6%
1 – 2	6%
2 – 3	6%
3 – 4	4%
4 – 5	2%
more than 5	0%

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your cumulative free percentage ($21,200), you would pay a surrender charge of $528 on the remaining $8,800 [6% of ($30,000 - $21,200)].

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $5,040 [6% of ($100,000 – ($80,000 x 20%))].

After the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment.

You generally can choose to receive the full amount of a requested partial surrender by directing us to deduct any surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender. For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

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Surrender charges are waived if you withdraw money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first.

An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. See Section 10, Liquidity Rider.

Life with Emergency CashSM Surrender Charge. If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no cumulative free percentage.

Value Rider Surrender Charge. The following schedule shows the surrender charges that apply during the seven years following each premium payment if you elect the Value Rider:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	6%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	2%
more than 7	0%

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an annuity payment option.

Mortality and Expense Risk Fee

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge. This fee is assessed daily based on the net asset value of each subaccount.

During the accumulation phase: for the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%, and for the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is 0.20% higher, at an annual rate of 1.35%. During the income phase, the daily mortality and expense risk fee for these benefits is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use our profit or surplus for any proper purpose, including distribution expenses.

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Administrative Charges

We deduct an administrative charge to cover the costs of administering the policies (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

Liquidity Rider

If you elect the Liquidity Rider, there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first three policy years.

Beneficiary Earnings Enhancement

If you elect the Beneficiary Earnings Enhancement, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Beneficiary Earnings Enhancement - Extra II

If you elect the Beneficiary Earnings Enhancement – Extra II, there is an annual rider fee during the accumulation phase of 0.55%. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolio. The minimum and maximum fund expenses for the previous calendar year are found in the “Annuity Policy Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

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Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•	Rule 12b-1 Fees. We and our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the policies, receive some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the underlying fund portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and AFSG

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust	0.25	%(2)
AIM Variable Insurance Fund	0.50%
AllianceBernstein Variable Products Series Fund, Inc.	0.45%
Davis Variable Account Fund, Inc.	0.25%
Evergreen Variable Annuity Trust	0.15%
Federated Insurance Series	0.50%
Franklin Templeton Variable Insurance Products Trust	0.35%
MFS® Variable Insurance TrustSM	0.45%
Oppenheimer Variable Account Funds	0.25	%(3)
Putnam Variable Trust	0.25%
Variable Insurance Products Fund (Fidelity)	0.50%

(1)	Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.
(2)	Since ATST is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.
(3)	We receive this percentage once $50 million in fund shares are held by the subaccounts of Transamerica and its affiliates.

•	Other Payments. Transamerica Capital, Inc. (“TCI”), the wholesale distributor for the policies, also directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts are paid out of the advisers’ or sub-advisers’ own resources and not out of underlying fund portfolio assets. Certain

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advisers and sub-advisers of the underlying fund portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s wholesalers; (2) may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies; and (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2004, TCI received revenue sharing payments ranging from $1,000 to $30,000 (for a total of $316,000) from the following Fund managers and/or sub-advisers to participate in TCI’s events: T. Rowe Price, Morgan Keegan, American Century, Transamerica Investment Management, Fidelity, Merrill Lynch, Pacific Investment Management LLC, Van Kampen Investments, Janus Capital Management, and ING Clarion CRA. Please note some of the aforementioned Fund managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the Funds, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the policies.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may take out up to the cumulative free percentage free of surrender charges each policy year. Remember that any surrender you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial (unless you elect a Life with Emergency CashSM payment option).

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required

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information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed for other than usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered from a guaranteed period option in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care or Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed the cumulative interest credited at the time of payment.

Please note that in these circumstances, you will not receive a higher cash value if interest rates have fallen, nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 98. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death

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benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under a payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) that you select. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes may only occur annually under the Initial Payment Guarantee. A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1 and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to

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whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to what ever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with Transamerica. The default option will be Option 3 Life with 10 Years Certain. Some annuity payment options may not be available for all policies.

If your policy is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies before the date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies before age 101;

THEN:

•	the Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the

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payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note distribution requirements apply to the policy value upon the death of any owner. Generally, the new owner (unless it is the deceased owner’s spouse) must surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fees. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency CashSM; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will generally be the greatest of:

•	policy value on the date we receive the required information at our administrative and service office; or

•	cash value on the date we receive the required information at our administrative and service office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

•	guaranteed minimum death benefit (discussed below), plus premium payments, less gross partial surrenders from the date of death to the date the death benefit is paid.

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Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after the date of this prospectus. For other policies, see Appendix C.

At the time you purchase your policy, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A. Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less

any	adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other options when you purchase your policy. The charges are lower for this option.

B. Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit (an extra 0.20% annually).

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial withdrawal” in your policy.

9. TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

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There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. The policy may contain death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders—Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

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If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders—403(b) Policies

The Internal Revenue Code limits surrenders from certain 403(b) policies. Surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies.

Surrenders—Nonqualified Policies

If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Pledges and assignments are taxed in the same manner as partial withdrawals. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

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In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping transfer tax.

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity purchases by residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

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Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

We have the right to modify the policy to meet the regulations of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive up to 10% (annually) of your policy value.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit

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Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. You pay whatever the fee is when you annuitize.

Other. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	6%
1 – 2	6%
2 – 3	6%
more than 3	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. Please note we may credit interest in the fixed account at a lower rate if you select this rider. The rider fee is only charged for the first three policy years.

Accumulation Unit Values. After the end of the first three policy years, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the fee by changing to a different class of accumulation units. This will result in adjusting the number of units and adjusting the unit value of the subaccounts in which you were invested at the end of the third policy year. The elimination of the fee and the adjustment in the number of units and unit values will not affect policy values.

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Other. You cannot elect the Value Rider if you elect this rider.

Termination. The rider is irrevocable.

The Liquidity Rider may vary for certain policies and may not be available for all policies.

Value Rider

You may only elect the Value Rider at the time you buy your policy. If you elect the Value Rider, the mortality and expense risk fee is reduced by 0.25% (in other words 25 basis points).

Rider Fee. There is no specific charge for the Value Rider but the surrender charge is higher and lasts longer if you elect the rider. Transamerica expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to compensate for the reduction in the mortality and expense risk fee.

Surrender Charge. You can surrender up to 10% of your policy value (measured at the time of surrender) each year free of surrender charges. This free percentage is not cumulative and is determined at the time of the surrender. If you request a surrender in excess of this free percentage, you will have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount. See Section 5, Expenses for the surrender schedule.

Please note that if you elect this rider, your “free percentage” is not cumulative, unlike the base policy which has a cumulative free percentage. The non-cumulative nature of the free percentage under the rider may increase the amount of surrender charge you pay for a full or partial surrender.

Other. You cannot elect the Liquidity Rider if you elect this rider.

Termination. The rider is irrevocable.

The Value Rider may vary for certain policies and may not be available for all policies.

Beneficiary Earnings Enhancement

The optional “Beneficiary Earnings Enhancement” pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement is available only for issue ages through age 80.

Beneficiary Earnings Enhancement Amount. The Beneficiary Earnings Enhancement is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Beneficiary Earnings Enhancement is equal to:

•	the Beneficiary Earnings Enhancement factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Beneficiary Earnings Enhancement if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Beneficiary Earnings Enhancement after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Beneficiary Earnings Enhancement is added to your policy.

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The Beneficiary Earnings Enhancement factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Beneficiary Earnings Enhancement will be considered.

Please see the SAI for an example which illustrates the Beneficiary Earnings Enhancement payable, as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Beneficiary Earnings Enhancement, the spouse will receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Beneficiary Earnings Enhancement would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the Beneficiary Earnings Enhancement is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

The Beneficiary Earnings Enhancement may vary for certain policies and may not be available for all policies.

Beneficiary Earnings Enhancement - Extra II

The optional Beneficiary Earnings Enhancement – Extra II pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement – Extra II is available for issue ages through age 75.

Beneficiary Earnings Enhancement – Extra II Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

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No benefit is payable under the Beneficiary Earnings Enhancement – Extra II if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Beneficiary Earnings Enhancement – Extra II, the spouse will receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement – Extra II. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement – Extra II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax adviser before electing this rider.

The Beneficiary Earnings Enhancement - Extra II may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row; or

•	diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

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You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

This benefit may vary for certain polices and may not be available for all policies.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny telephone transaction privileges to market timers. We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging.

While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the required instructions and the minimum required premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the

39

amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	We do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	We do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	Any amount in a fixed source will be transferred to the money market investment option; and

•	Any amount in a variable source will remain in that variable investment option; and

•	New instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	We receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	We will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	We receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	We will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	You discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	We will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

40

Assignment

You can also generally assign the policy anytime during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON U.S. Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON U.S. Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called the Retirement Builder Variable Annuity Account, under the laws of the State of Iowa on March 29, 2001. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains, and losses (whether or not realized) from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

41

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different.

You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 exchange or a trustee-to-trustee transfer). You may also request us to reinstate your policy after such an exchange by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, AFSG, for the distribution and sale of the policies. We may reimburse AFSG for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.) AFSG has an arrangement with Transamerica Capital, Inc. (“TCI”) (also an affiliate) to act as distributor for the policies. TCI markets the policies through the banking channel and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the policies. We pay commissions through AFSG to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms who have selling agreements with us and AFSG are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 6% of premiums.

42

To the extent permitted by NASD rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms. We and/or our affialites provide paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also pay for a portion of TCI’s operating and others expenses by providing TCI with a percentage of total commissions paid on sales of our policies and by providing TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

Revenue Sharing Paid to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2004, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $3,500 to $262,500, and payments of between .04% and .40% on new sales. TCI also paid selling firm’s special fees based on new sales and/or assets under management.

During 2004, we and/or TCI had entered into such “preferred product” arrangements with the following selling firms:

Atlas Securities

Cannex Financial Exchanges

Capital Financial Services

Centaurus Financial

Hanson McClain/Securities America

Harbour Investments

Huntington Investments

Leonard & Company

Lincoln Financial Advisers

LPL Financial

MacDonald Investments

Merrill Lynch

NFP Securities

Prospera Financial

43

Prudential Securities

Questar Financial

Raymond James Financial

Securities America

Smith Barney

Stanford Group

Stifel Nicholas

UBS Financial Services

US Bancorp Piper Jaffray

During 2004, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2004
Merrill Lynch	$431,039.83
LPL Financial	$155,290.00
Lincoln Financial Advisers	$61,927.00
Securities America	$50,199.53
Huntington Investments	$50,000.00
Raymond James Financials	$48,595.27
Atlas Securities	$27,141.62
Centaurus Financial	$26,853.68
Questar Financials	$10,800.00
NFP Securities	$5,441.50

Commissions and other incentives or payments described above are not charged directly to policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 202-624-2121.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of AFSG Securities Corporation to perform under its principal underwriting agreement, or on the ability of Transamerica to meet its obligations under the policy.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy – General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Beneficiary Earnings Enhancement Rider – Additional Information

Beneficiary Earnings Enhancement-Extra – II Rider - Additional Information

Historical Performance Data

44

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix A

Condensed Financial Information

45

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2004. Should the total separate account expenses applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

		2.00%				1.30%
	Year	Beginning AUV		Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Asset Allocation - Conservative Portfolio - Service Class(5)	2004 2003		1.153408 1.000000	1.237538 1.153408	1,256,203.26 1,256,203.26	$ $	1.158727 1.000000	$ $	1.251868 1.158727	2,557,862.39 598,547.59

Asset Allocation - Growth Portfolio -Service Class(5)	2004 2003		1.243201 1.000000	1.388206 1.243201	249,210.80 57,962.44	$ $	1.248932 1.000000	$ $	1.404276 1.248932	2,324,439.74 125,348.42

Asset Allocation - Moderate Portfolio - Service Class(5)	2004 2003		1.175252 1.000000	1.280332 1.175252	926,106.93 483,349.28	$ $	1.180666 1.000000	$ $	1.295146 1.180666	3,881,698.05 378,835.19

Asset Allocation - Moderate Growth Portfolio - Service Class(5)	2004 2003		1.202229 1.000000	1.333718 1.202229	2,274,342.92 741,685.85	$ $	1.207772 1.000000	$ $	1.349136 1.207772	5,213,499.97 615,017.36

Capital Guardian Global - Service Class(5)	2004 2003		$1.306127 1.000000	$1.416204 1.306127	7,574.87 0.00	$ $	1.312143 1.000000	$ $	1.432568 1.312143	289,971.62 114,305.66

Capital Guardian U.S. Equity - Service Class(5)	2004 2003	$ $	1.245365 1.000000	$1.336805 1.245365	326,286.05 247,812.68	$ $	1.251112 1.000000	$ $	1.352264 1.251112	482,610.28 123,454.18

Capital Guardian Value) - Service Class(5)	2004 2003	$ $	1.278793 1.000000	$1.459075 1.278793	55,157.96 4,102.33	$ $	1.284690 1.000000	$ $	1.475955 1.284690	358,483.42 65,446.23

Federated Growth & Income -Service Class(5)	2004 2003	$ $	1.185687 1.000000	$1.266689 1.185687	53,090.82 10,891.85	$ $	1.191154 1.000000	$ $	1.281343 1.191154	105,858.52 0.00

PIMCO Total Return - Service Class(5)	2004 2003	$ $	1.007067 1.000000	$1.028898 1.007067	374,312.66 55,026.82	$ $	1.011723 1.000000	$ $	1.040825 1.011723	343,285.60 121,313.41

Transamerica Equity - Service Class(5)	2004 2003	$ $	1.206930 1.000000	$1.368016 1.206930	0.00 0.00	$ $	1.212483 1.000000	$ $	1.383835 1.212483	56,515.02 0.00

PAM Transamerica U.S. Government Securities - Service Class(6)	2004 2003	$ $	1.009640 1.000000	$1.018521 1.009640	0.00 0.00	$ $	1.010743 1.000000	$ $	1.026699 1.010743	5,671.12 0.00

AIM V.I. Capital Appreciation Fund -Series II (1)	2004 2003	$ $	1.221185 1.000000	$1.272982 1.221185	27,178.43 0.00	$ $	1.226808 1.000000	$ $	1.287718 1.226808	29,334.67 5,047.65

AIM V.I. Core Equity Fund -Series II(2)	2004 2003	$ $	1.203895 1.000000	$1.282583 1.203895	0.00 0.00	$ $	1.209438 1.000000	$ $	1.297415 1.209438	38,913.05 4,193.47

AIM V.I. International Growth Fund -Series II(2)	2004 2003	$ $	1.274196 1.000000	$1.545257 1.274196	0.00 0.00	$ $	1.280077 1.000000	$ $	1.563143 1.280077	13,668.24 0.00

AIM V.I. Premier Equity Fund -Series II(2)	2004 2003	$ $	1.173134 1.000000	$1.213241 1.173134	7,229.47 0.00	$ $	1.178540 1.000000	$ $	1.227277 1.178540	0.00 0.00

AIM V.I. Dent Demographic Trends Fund - Series II(1)	2004 2003	$ $	1.246205 1.000000	$1.318214 1.246205	26,181.31 0.00	$ $	1.251944 1.000000	$ $	1.333463 1.251944	11,165.47 0.00

46

		2.00%					1.30%
	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
AllianceBerstein Large Cap Growth Portfolio - Class B(3)(a)	2004 2003 2002	$ $ $	0.943168 0.779803 1.000000	$ $	1.001784 0.943168 0.779803	256,269.18 319,020.53 224,523.181	$ $	1.151167 1.000000	$ $	1.231190 1.151167	19,669.07 0.00

AllianceBerstein Global Technology Portfolio - Class B(3)(b)	2004 2003 2002	$ $ $	0.951577 0.675001 1.000000	$ $	0.980317 0.951577 0.675001	97,247.66 100,166.31 61,133.957	$ $	1.319755 1.000000	$ $	1.369042 1.319755	18,355.51 0.00

Davis Value Portfolio(1)	2004 2003 2002	$ $ $	1.073015 0.843460 1.000000	$ $	1.181624 1.073015 0.843460	542,790.88 506,597.88 296,858.804	$ $	1.248367 1.000000	$ $	1.384260 1.248367	213,980.72 50,469.32

Evergreen VA Balanced Fund - Class 2(2)(c)	2004 2003	$ $	1.109696 1.000000		$1.153520 1.109696	0.00 0.00	$ $	1.114815 1.000000	$ $	1.166880 1.114815	96,800.51 0.00

Evergreen VA Fundamental Large Cap Fund - Class 2(2)(d)	2004 2003	$ $	1.231350 1.000000		$1.314954 1.231350	0.00 0.00	$ $	1.237024 1.000000	$ $	1.330160 1.237024	520,930.91 0.00

Evergreen VA Growth Fund - Class 2(4)	2004 2003	$ $	1.310059 1.000000		$1.458656 1.310059	0.00 0.00	$ $	1.316088 1.000000	$ $	1.475529 1.316088	114,919.75 2,516.03

Evergreen VA High Income Fund - Class 2(4)	2004 2003	$ $	1.080564 1.000000		$1.148154 1.080564	0.00 0.00	$ $	1.085563 1.000000	$ $	1.161452 1.085563	628,092.36 120,712.62

Evergreen International Equity Fund - Class 2(4)	2004 2003	$ $	1.29247 1.000000		$1.505719 1.29247	2,594.83 0.00	$ $	1.298383 1.000000	$ $	1.523128 1.298383	$398,301.30 8,080.30

Evergreen VA Omega Fund - Class 2(3)	2004 2003	$ $	1.292650 1.000000		$1.355655 1.292650	28,770.28 3.11489	$ $	1.298599 1.000000	$ $	1.371327 1.298599	562,011.59 46,609.40

Federated American Leaders Fund II(1)	2004 2003 2002	$ $ $	1.005937 0.803518 1.000000	$ $	1.082599 1.005937 0.803518	66,517.22 78,105.20 133,067.354	$ $	1.249082 1.000000	$ $	1.353597 1.249082	87,134.90 0.00

Federated High Income Bond Fund II(2)	2004 2003 2002	$ $ $	1.146799 0.957105 1.000000	$ $	1.241856 1.146799 0.957105	186,361.45 152,320.34 134,293.886	$ $	1.103251 1.000000	$ $	1.202971 1.103251	146,101.01 72,454.48

Federated Kaufmann Fund II(5)	2004 2003	$ $	1.326696 1.000000		$1.491245 1.326696	496,075.20 348,057.35	$ $	1.332811 1.000000	$ $	1.508491 1.332811	403,897.58 28,370.31

Franklin Small Cap-Midcap Growth Securities Fund - Class 2(4)(e)	2004 2003 2002	$ $ $	1.019507 0.757678 1.000000	$ $	1.114152 1.019507 0.757678	512,873.87 563,155.31 577,013.593	$ $	1.318113 1.000000	$ $	1.450459 1.318113	116,441.48 29,453.35

Franklin Small Cap Value Securities Fund - Class 2(5)	2004 2003	$ $	1.316223 1.000000		$1.596766 1.316223	7,998.36 4,000.59	$ $	1.322282 1.000000	$ $	1.615226 1.322282	78,681.91 6,201.78

Mutual Shares Securities Fund -Class 2(5)	2004 2003	$ $	1.194301 1.000000		$1.318724 1.194301	176,106.28 23,700.87	$ $	1.199804 1.000000	$ $	1.333977 1.199804	271,810.27 22,734.78

Templeton Global Asset Allocation Fund - Class 2(4)	2004 2003 2002	$ $ $	1.169062 0.903661 1.000000	$ $	1.326225 1.169062 0.903661	588,631.71 393,536.21 158,616.307	$ $	1.263730 1.000000	$ $	1.443553 1.263730	209,145.27 2,204.15

Templeton Foreign Securities Fund - Class 2(4)	2004 2003 2002	$ $ $	1.013228 0.781677 1.000000	$ $	1.177362 1.013228 0.781677	202,089.92 187,843.83 204,199.474	$ $	1.313561 1.000000	$ $	1.536912 1.313561	71,099.02 7,525.29

Templeton Developing Markets Securities Fund - Class 2(1)	2004 2003 2002	$ $ $	1.300447 0.866986 1.000000	$ $	1.589936 1.300447 0.866986	14,690.29 11,539.81 870.463	$ $	1.448823 1.000000	$ $	1.783605 1.448823	101,417.81 5,749.95

MFS Emerging Growth Series -Service Class(2)	2004 2003	$ $	1.190889 1.000000		$1.315963 1.190889	26,804.73 0.00	$ $	1.196377 1.000000	$ $	1.331185 1.196377	23,894.33 0.00

MFS Research Series - Service Class(2)	2004 2003	$ $	1.179280 1.000000		$1.336045 1.179280	26,210.62 0.00	$ $	1.184711 1.000000	$ $	1.351512 1.184711	5,179.82 0.00

MFS Total Return Series -Service Class(2)	2004 2003	$ $	1.120598 1.000000		$1.219711 1.120598	181,510.29 36,202.57	$ $	1.125764 1.000000	$ $	1.233835 1.125764	912,799.07 22,157.29

47

		2.00%					1.30%
	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
MFS Utilities Series - Service Class(4)	2004 2003	$ $	1.224514 1.000000		$1.558735 1.224514	11,947.87 4,098.63	$ $	1.230157 1.000000	$ $	1.576760 1.230157	28,679.96 24,319.66

Oppenheimer Balanced Fund/VA -Service Shares(2)	2004 2003	$ $	1.176673 1.000000		$1.266511 1.176673	82,941.50 17,836.15	$ $	1.182097 1.000000	$ $	1.281157 1.182097	34,971.37 13,297.50

Oppenheimer Capital Appreciation Fund/VA - Service Shares(2)	2004 2003	$ $	1.226664 1.000000		$1.282112 1.226664	102,759.30 10,528.44	$ $	1.232312 1.000000	$ $	1.296931 1.232312	145,805.29 42,768.24

Oppenheimer Main Street Fund/VA -Service Shares(1)	2004 2003	$ $	1.205202 1.000000		$1.289567 1.205202	0.00 0.00	$ $	1.210744 1.000000	$ $	1.304470 1.210744	41,388.69 4,192.33

Oppenheimer Strategic Bond Fund/VA - Service Shares(2)	2004 2003	$ $	1.077142 1.000000		$1.145031 1.077142	42,218.05 22,419.01	$ $	1.082115 1.000000	$ $	1.158281 1.082115	364,659.59 106,969.37

Putnam VT Global Equity Fund -Class IB Shares(2)	2004 2003 2002	$ $ $	1.041655 0.822160 1.000000	$ $	1.160893 1.041655 0.822160	19,261.04 19,367.59 21,257.35	$ $	1.244689 1.000000	$ $	1.396767 1.244689	529.31 0.00

Putnam VT Growth and Income -Class IB Shares(1)	2004 2003 2002	$ $ $	1.013755 0.811748 1.000000	$ $	1.104251 1.013755 0.811748	100,809.22 37,853.46 111,963.840	$ $	1.231858 1.000000	$ $	1.351115 1.231858	82,705.15 2,207.64

Putnam VT Growth Opportunities Fund - Class IB Shares(1)	2004 2003 2002	$ $ $	0.959148 0.795002 1.000000	$ $	0.956676 0.959148 0.795002	58,088.44 29,342.70 24,741.495	$ $	1.146250 1.000000	$ $	1.151215 1.146250	576.35 0.00

Putnam VT Money Market Fund -Class IB Shares(2)	2004 2003 2002	$ $ $	0.979879 0.994455 1.000000	$ $	0.966969 0.979879 0.994455	166,420.78 141,483.46 42,352.96	$ $	0.994300 1.000000	$ $	0.988001 0.994300	315,048.82 0.00

Putnam VT New Value Fund -Class IB Shares(2)	2004 2003 2002	$ $ $	1.077620 0.829693 1.000000	$ $	1.219424 1.077620 0.829693	118,138.44 72,916.73 109,708.216	$ $	1.290835 1.000000	$ $	1.470807 1.290835	47,900.13 11,820.68

Fidelity - VIP Equity-Income Portfolio -Service Class 2(1)	2004 2003 2002	$ $ $	1.039687 0.815553 1.000000	$ $	1.133751 1.039687 0.815553	781,781.26 829,843.78 483,906.982	$ $	1.259711 1.000000	$ $	1.383182 1.259711	326,541.96 37,839.16

Fidelity - VIP Growth Portfolio -Service Class 2(1)	2004 2003 2002	$ $ $	0.963507 0.741475 1.000000	$ $	0.974060 0.963507 0.741475	231,340.88 177,289.23 278,821.030	$ $	1.246682 1.000000	$ $	1.269053 1.246682	19,657.27 6,249.45

Fidelity - VIP Growth Opportunities Portfolio - Service Class 2(4)	2004 2003	$ $	1.205819 1.000000		$1.263565 1.205819	19,606.65 0.00	$ $	1.211377 1.000000	$ $	1.278186 1.211377	36,129.35 0.00

Fidelity - VIP High Income Portfolio -Service Class 2(4)	2004 2003	$ $	1.116920 1.000000		$1.197712 1.116920	10,793.36 0.00	$ $	1.122069 1.000000	$ $	1.211574 1.122069	203,802.97 82,396.71

Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2(4)	2004 2003	$ $	1.006987 1.000000		$1.028555 1.006987	59,644.19 27,716.95	$ $	1.011634 1.000000	$ $	1.040447 1.011634	463,014.84 373,801.40

Fidelity - VIP Index 500 Portfolio -Service Class 2(4)	2004 2003	$ $	1.207775 1.000000		$1.306503 1.207775	108,884.65 30,341.57	$ $	1.213342 1.000000	$ $	1.321624 1.213342	73,949.40 27,394.04

AIM V.I. Capital Appreciation Fund -Series I(1)	2004 2003 2002	$ $ $	1.004796 0.791285 1.000000	$ $	1.050306 1.004796 0.791285	209,237.41 215,080.61 181,818.574

AIM V.I. Core Equity Fund -Series I(2)	2004 2003 2002	$ $ $	1.028914 0.843498 1.000000	$ $	1.099158 1.028914 0.843498	143,193.33 131,506.94 63,875.921

AIM V.I. International Growth Fund -Series I(2)	2004 2003 2002	$ $ $	1.031505 0.815202 1.000000	$ $	1.253983 1.031505 0.815202	17,871.96 17,894.52 2,549.189

AIM V.I. Premier Equity Fund -Series I(2)	2004 2003 2002	$ $ $	0.942435 0.768529 1.000000	$ $	0.977239 0.942435 0.768529	157,082.43 158,205.60 127,350.847

48

		2.00%					1.30%
	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV	Ending AUV	# Units
AIM V.I. Dent Demographic Trends Fund - Series I(1)	2004 2003 2002	$ $ $	0.990303 0.734771 1.000000	$ $	1.050961 0.990303 0.734771	4,773.71 0.00 100.000

Evergreen VA Balanced Fund -Class 1(2)(c)	2004 2003 2002	$ $ $	1.042982 0.918866 1.000000	$ $	1.087000 1.042982 0.918866	141,126.24 228,782.92 215,225.790

Evergreen VA Fundamental Large Cap Fund - Class 1(2)(d)	2004 2003 2002	$ $ $	1.047884 0.821280 1.000000	$ $	1.121900 1.047884 0.821280	333,071.10 352,108.78 63,454.693

Evergreen VA Growth Fund -Class 1(4)	2004 2003 2002	$ $ $	1.024117 0.751535 1.000000	$ $	1.143143 1.024117 0.751535	500,049.66 531,151.32 553,086.157

Evergreen VA High Income Fund -Class 1(4)	2004 2003 2002	$ $ $	1.161439 1.001694 1.000000	$ $	1.237527 1.161439 1.001694	588,029.12 720,576.98 132,647.892

Evergreen VA International Equity Fund - Class 1(4)	2004 2003 2002	$ $ $	1.049007 0.814746 1.000000	$ $	1.225939 1.049007 0.814746	341,115.56 325,736.60 256,263.49

Evergreen VA Omega Fund -Class 1(3)	2004 2003 2002	$ $ $	1.093408 0.796390 1.000000	$ $	1.149242 1.093408 0.796390	661,902.54 643,966.47 545,493.354

MFS Emerging Growth Series -Initial Class(2)	2004 2003 2002	$ $ $	0.950935 0.744801 1.000000	$ $	1.053047 0.950935 0.744801	26,212.50 30,741.67 22,909.831

MFS Research Series - Initial Class(2)	2004 2003 2002	$ $ $	0.957045 0.782774 1.000000	$ $	1.086943 0.957045 0.782774	4,403.57 4,089.04 90,233.741

MFS Total Return Series -Initial Class(2)	2004 2003 2002	$ $ $	1.044379 0.915775 1.000000	$ $	1.139769 1.044379 0.915775	1,725,546.18 1,569,215.94 449,961.599

MFS Utilities Series - Initial Class(4)	2004 2003 2002	$ $ $	1.112297 0.834851 1.000000	$ $	1.419751 1.112297 0.834851	300,900.25 358,164.30 73,339.133

Oppenheimer Balanced Fund/VA -Initial Shares(2)	2004 2003 2002	$ $ $	1.096474 0.895022 1.000000	$ $	1.183498 1.096474 0.895022	178,662.47 197,548.38 127,361.416

Oppenheimer Capital Appreciation Fund/VA - Initial Shares(2)	2004 2003 2002	$ $ $	1.006703 0.784156 1.000000	$ $	1.055371 1.006703 0.784156	841,323.23 849,717.31 490,871.214

Oppenheimer Main Street Fund/VA -Initial Shares(1)	2004 2003 2002	$ $ $	0.997989 0.803297 1.000000	$ $	1.070916 0.997989 0.803297	834,918.31 887,897.19 356,377.25

49

		2.00%					1.30%
	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV	Ending AUV	# Units
Oppenheimer Strategic Bond Fund/VA -Initial Shares(2)	2004 2003 2002	$ $ $	1.189183 1.027306 1.000000	$ $	1.266918 1.189183 1.027306	288,132.19 265,634.22 183,911.965

Fidelity - VIP Growth Opportunities Portfolio - Service Class(4)	2004 2003 2002	$ $ $	1.035786 0.814802 1.000000	$ $	1.087102 1.035786 0.814802	239,735.58 261,167.49 148,649.218

Fidelity - VIP High Income Portfolio -Service Class(4)	2004 2003 2002	$ $ $	1.251751 1.005568 1.000000	$ $	1.343319 1.251751 1.005568	267,097.28 262,095.86 100,160.226

Fidelity - VIP Investment Grade Bond Portfolio - Initial Class(4)	2004 2003 2002	$ $ $	1.103211 1.069612 1.000000	$ $	1.129702 1.103211 1.069612	1,198,154.43 1,294,721.62 1,222,325.817

Fidelity - VIP Index 500 Portfolio -Initial Class(4)	2004 2003 2002	$ $ $	1.017240 0.808019 1.000000	$ $	1.103103 1.017240 0.808019	737,764.71 710,734.14 302,569.884

(1)	Subaccount Inception Date May 1, 2000.
(2)	Subaccount Inception Date October 30, 1998.
(3)	Subaccount Inception Date January 2, 2001.
(4)	Subaccount Inception Date May 3, 1999.
(5)	Subaccount Inception Date May 1, 2003.
(6)	Subaccount Inception Date November 3, 2003.

(a)	Formerly known as AllianceBernstein Premier Portfolio.
(b)	Formerly known as AllianceBernstein Technology Portfolio.
(c)	Formerly known as Evergreen VA Foundation Fund.
(d)	As of April 15,2005, Evergreen VA Fund Merged into Evergreen VA Growth and Income Fund. As of April 18, 2005, Evergreeon VA Growth and Income Fund was renamed Evergreen VA Fundamental Large Cap Vund.
(e)	Formerly known as Franklin Small Cap Fund.

50

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

Putnam VT Money Market Fund. The yield of the Putnam VT Money Market Fund subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount of the separate account (other than the Putnam VT Money Market Fund subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional features. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that any or all of a premium tax and/or surrender charge is applicable to a particular policy, or one or more features are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2004, and for the one and five year periods ended December 31, 2004 are shown in Tables 1-A and 1-B below. Total returns shown reflect deductions for the mortality and expense risk fee, the administrative charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the date of inception. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

51

TABLE 1 - A

Standard Average Annual Total Returns

(Assuming a Surrender Charge, Beneficiary Earnings Enhancement – Extra II and Liquidity Rider)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 2.55%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class	1.54%	N/A	9.99%	May 1, 2003
Asset Allocation – Growth Portfolio – Service Class	5.92%	N/A	18.51%	May 1, 2003
Asset Allocation – Moderate Portfolio – Service Class	3.19%	N/A	12.39%	May 1, 2003
Asset Allocation – Moderate Growth Portfolio – Service Class	5.19%	N/A	15.45%	May 1, 2003
Capital Guardian Global – Service Class	2.67%	N/A	20.06%	May 1, 2003
Capital Guardian U.S. Equity – Service Class	1.58%	N/A	15.62%	May 1, 2003
Capital Guardian Value – Service Class	8.36%	N/A	22.41%	May 1, 2003
Federated Growth & Income – Service Class	1.07%	N/A	11.61%	May 1, 2003
PIMCO Total Return – Service Class	-3.60%	N/A	-2.13%	May 1, 2003
Transamerica Equity – Service Class	7.60%	N/A	8.82%	May 1, 2003
AIM V.I. Capital Appreciation Fund – Series II	-1.23%	N/A	-11.26%	May 1, 2000
AIM V.I. Core Equity Fund - Series II	1.07%	-8.23%	-0.29%	October 31, 1998
AIM V.I. International Growth Fund – Series II	15.84%	-8.11%	0.95%	October 31, 1998
AIM V.I. Premier Equity Fund – Series II	-2.07%	-9.90%	-2.17%	October 31, 1998
AIM V.I. Dent Demographic Trends Fund – Series II	0.36%	N/A	-15.47%	May 1, 2000
AllianceBernstein Premier Growth Portfolio – Class B	0.63%	N/A	-9.08%	January 2, 2001
AllianceBernstein Technology Portfolio – Class B	-2.58%	N/A	-11.74%	January 2, 2001
Davis Value Portfolio	4.56%	N/A	-1.23%	May 1, 2000
Evergreen VA Balanced Fund – Class 2(1)	-1.55%	-3.57%	-0.78%	October 31, 1998
Evergreen VA Fundamental Large Cap Fund – Class 2(2)	1.30%	-1.91%	1.91%	October 31, 1998
Evergreen VA Growth Fund – Class 2	5.88%	1.07%	6.33%	May 3, 1999
Evergreen VA High Income Fund – Class 2	0.79%	5.83%	5.96%	July 29, 1999
Evergreen VA International Equity Fund – Class 2	11.13%	-1.24%	4.04%	May 3, 1999
Evergreen VA Omega Fund – Class 2	-0.66%	N/A	-3.57%	January 2, 2001
Federated American Leaders Fund II	2.05%	N/A	-0.48%	May 1, 2000
Federated Kaufmann Fund II	6.66%	N/A	24.16%	May 1, 2003
Federated High Income Bond Fund II	2.72%	1.96%	2.35%	October 31, 1998
Franklin Small-Midcap Growth Securities Fund – Class 2(3)	3.71%	-7.61%	1.35%	May 3, 1999
Franklin Small Cap Value Securities Fund – Class 2	15.59%	N/A	29.77%	May 1, 2003
Mutual Shares Securities Fund – Class 2	4.67%	N/A	14.60%	May 1, 2003
Templeton Global Asset Allocation Fund—Class 2	7.89%	2.80%	3.78%	May 3, 1999
Templeton Foreign Securities Fund – Class 2	10.66%	-1.79%	0.14%	May 3, 1999
Templeton Developing Markets Securities Fund - Class 2	16.74%	N/A	4.69%	May 1, 2000
MFS Emerging Growth Series – Service Class	4.99%	-14.79%	-0.80%	October 31, 1998
MFS Research Series – Service Class	7.83%	-6.76%	-0.47%	October 31, 1998
MFS Total Return Series – Service Class	3.38%	4.27%	4.22%	October 31, 1998
MFS Utilities Series – Service Class	22.01%	-0.88%	2.48%	May 3, 1999
Oppenheimer Balanced Fund/VA – Service Shares	2.18%	2.96%	4.73%	October 31, 1998
Oppenheimer Capital Appreciation Fund/VA – Service Class	-0.93%	-5.08%	3.43%	October 31, 1998
Oppenheimer Main Street Fund/VA – Service Shares	1.55%	N/A	-5.02%	May 1, 2000
Oppenheimer Strategic Bond Fund/VA – Service Shares	0.78%	5.06%	4.44%	October 31, 1998
Putnam VT Global Equity Fund – Class IB Shares	5.89%	-13.27%	-1.45%	October 31, 1998
Putnam VT Growth and Income Fund – Class IB Shares	3.36%	N/A	0.44%	May 1, 2000
Putnam VT Growth Opportunities Fund – Class IB Shares	-5.87%	N/A	-19.16%	May 1, 2000
Putnam VT New Value Fund – Class IB Shares	7.61%	7.33%	6.83%	October 31, 1998
Fidelity – VIP Equity-Income Portfolio – Service Class 2	3.48%	N/A	1.78%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	-4.51%	N/A	-11.21%	May 1, 2000
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	-0.81%	-7.88%	-7.31%	May 3, 1999
Fidelity – VIP High Income Portfolio – Service Class 2	1.56%	-3.29%	-3.60%	May 3, 1999
Fidelity – VIP Investment Grade Bond Portfolio – Service Class 2	-3.37%	4.77%	3.62%	May 3, 1999
Fidelity – VIP Index 500 Portfolio – Service Class 2	2.69%	-5.36%	-3.58%	May 3, 1999

52

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming a Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class	3.18%	N/A	11.76%	May 1, 2003
Asset Allocation – Growth Portfolio – Service Class	7.63%	N/A	20.49%	May 1, 2003
Asset Allocation – Moderate Portfolio – Service Class	4.85%	N/A	14.28%	May 1, 2003
Asset Allocation – Moderate Growth Portfolio – Service Class	6.89%	N/A	17.38%	May 1, 2003
Capital Guardian Global – Service Class	4.33%	N/A	22.07%	May 1, 2003
Capital Guardian U.S. Equity – Service Class	3.22%	N/A	17.56%	May 1, 2003
Capital Guardian Value – Service Class	10.11%	N/A	24.46%	May 1, 2003
Federated Growth & Income – Service Class	2.70%	N/A	13.48%	May 1, 2003
PIMCO Total Return – Service Class	-2.05%	N/A	-0.56%	May 1, 2003
Transamerica Equity – Service Class	9.34%	N/A	19.35%	May 1, 2003
AIM V.I. Capital Appreciation Fund - Series II	0.07%	N/A	-10.11%	May 1, 2000
AIM V.I. Core Equity Fund – Series II	2.40%	-7.08%	0.97%	October 31, 1998
AIM V.I. International Growth Fund - Series II	17.42%	-6.98%	2.21%	October 31, 1998
AIM V.I. Premier Equity Fund – Series II	-0.77%	-8.77%	-0.94%	October 31, 1998
AIM V.I. Dent Demographic Trends Fund – Series II	1.63%	N/A	-14.37%	May 1, 2000
AllianceBernstein Large Cap Growth Portfolio – Class B(1)	2.08%	N/A	-7.86%	January 2, 2001
AllianceBernstein Global Technology Portfolio – Class B(2)	-1.18%	N/A	-10.54%	January 2, 2001
Davis Value Portfolio	6.06%	N/A	0.06%	May 1, 2000
Evergreen VA Balanced Fund – Class 2(3)	-0.23%	-2.36%	0.47%	October 31, 1998
Evergreen VA Fundamental Large Cap Fund – Class 2(4)	2.66%	-0.67%	3.19%	October 31, 1998
Evergreen VA Growth Fund – Class 2	7.30%	2.37%	7.70%	May 3, 1999
Evergreen VA High Income Fund – Class 2	2.12%	7.17%	7.30%	July 29, 1999
Evergreen VA International Equity Fund – Class 2	12.56%	0.02%	5.37%	May 3, 1999
Evergreen VA Omega Fund – Class 2	0.71%	N/A	-2.28%	January 2, 2001
Federated American Leaders Fund II	3.51%	N/A	0.82%	May 1, 2000
Federated Kaufmann Fund II	8.38%	N/A	26.23%	May 1, 2003
Federated High Income Bond Fund II	4.19%	3.27%	3.65%	October 31, 1998
Franklin Small-Midcap Growth Securities Fund – Class 2(5)	5.20%	-6.43%	2.64%	May 3, 1999
Franklin Small Cap Value Securities Fund – Class 2	17.46%	N/A	31.93%	May 1, 2003
Mutual Shares Securities Fund – Class 2	6.36%	N/A	16.52%	May 1, 2003
Templeton Global Asset Allocation Fund – Class 2	9.44%	4.12%	5.10%	May 3, 1999
Templeton Foreign Securities Fund – Class 2	12.25%	-0.54%	1.42%	May 3, 1999
Templeton Developing Markets Securities Fund – Class 2	18.43%	N/A	6.06%	May 1, 2000
MFS Emerging Growth Series – Service Class	6.45%	-13.73%	0.45%	October 31, 1998
MFS Research Series – Service Class	9.29%	-5.59%	0.79%	October 31, 1998
MFS Total Return Series – Service Class	4.76%	5.58%	5.53%	October 31, 1998
MFS Utilities Series – Service Class	23.71%	0.38%	3.79%	May 3, 1999
Oppenheimer Balanced Fund VA – Service Shares	3.52%	4.28%	6.07%	October 31, 1998
Oppenheimer Capital Appreciation Fund/VA – Service Class	0.35%	-3.87%	4.75%	October 31, 1998
Oppenheimer Main Street Fund/VA – Service Shares	2.88%	N/A	-3.78%	May 1, 2000
Oppenheimer Strategic Bond Fund/VA – Service Shares	2.17%	6.31%	5.69%	October 31, 1998
Putnam VT Global Equity Fund – Class IB Shares	7.41%	-12.18%	-0.19%	October 31, 1998
Putnam VT Growth and Income Fund – Class IB Shares	4.84%	N/A	1.75%	May 1, 2000
Putnam VT Growth Opportunities Fund – Class IB Shares	-4.52%	N/A	-18.09%	May 1, 2000
Putnam VT New Value Fund – Class IB Shares	9.15%	8.71%	8.20%	October 31, 1998
Fidelity – VIP Equity-Income Portfolio – Service Class 2	4.96%	N/A	3.10%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	-3.14%	N/A	-10.05%	May 1, 2000
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	0.62%	-6.69%	-6.13%	May 3, 1999
Fidelity – VIP High Income Portfolio – Service Class 2	3.11%	-2.02%	-2.34%	May 3, 1999
Fidelity – VIP Investment Grade Bond Portfolio – Service Class 2	-2.08%	6.08%	4.93%	May 3, 1999
Fidelity – VIP Index 500 Portfolio – Service Class 2	4.07%	-4.16%	-2.37%	May 3, 1999

(1)	Formerly known as AllianceBernstein Premier Portfolio.
(2)	Formerly known as AllianceBernstein Technology Portfolio.
(3)	Formerly known as Evergreen VA Foundation Fund.
(4)	As of April 15,2005, Evergreen VA Fund Merged into Evergreen VA Growth and Income Fund. As of April 18, 2005, Evergreeon VA Growth and Income Fund was renamed Evergreen VA Fundamental Large Cap Vund.
(5)	Formerly known as Franklin Small Cap Fund.

53

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios).

Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

Transamerica may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standardized performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standardized average annual total return figures shown in Table 2 is based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, the tables below do not reflect the charge for any optional feature, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the date of inception.

[THIS SPACE INTENTIONALLY LEFT BLANK]

54

TABLE 2

Non-Standard Average Annual Total Returns

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class	8.04%	N/A	14.39%	May 1, 2003
Asset Allocation – Growth Portfolio – Service Class	12.44%	N/A	22.53%	May 1, 2003
Asset Allocation – Moderate Portfolio – Service Class	9.70%	N/A	16.74%	May 1, 2003
Asset Allocation – Moderate Growth Portfolio – Service Class	11.70%	N/A	19.62%	May 1, 2003
Capital Guardian Global – Service Class	9.18%	N/A	24.00%	May 1, 2003
Capital Guardian U.S. Equity – Service Class	8.08%	N/A	19.79%	May 1, 2003
Capital Guardian Value – Service Class	14.89%	N/A	26.23%	May 1, 2003
Federated Growth & Income – Service Class	7.57%	N/A	15.99%	May 1, 2003
PIMCO Total Return – Service Class	2.88%	N/A	2.42%	May 1, 2003
Transamerica Equity – Service Class	14.13%	N/A	21.46%	May 1, 2003
AIM V.I. Capital Appreciation Fund - Series II	4.96%	N/A	-9.53%	May 1, 2000
AIM V.I. Core Equity Fund – Series II	7.27%	-6.92%	1.12%	October 31, 1998
AIM V.I. International Growth Fund – Series II	22.11%	-6.82%	2.36%	October 31, 1998
AIM V.I. Premier Equity Fund – Series II	4.14%	-8.61%	-0.78%	October 31, 1998
AIM V.I. Dent Demographic Trends Fund – Series II	6.51%	N/A	-13.66%	May 1, 2000
AllianceBernstein Large Cap Growth Portfolio – Class B(1)	6.95%	N/A	-6.83%	January 2, 2001
AllianceBernstein Global Technology Portfolio – Class B(2)	3.73%	N/A	-9.39%	January 2, 2001
Davis Value Portfolio	10.89%	N/A	0.42%	May 1, 2000
Evergreen VA Balanced Fund – Class 2(3)	4.67%	-2.20%	0.63%	October 31, 1998
Evergreen VA Fundamental Large Cap Fund – Class 2(4)	7.53%	-0.52%	3.35%	October 31, 1998
Evergreen VA Growth Fund – Class 2	12.11%	2.53%	7.86%	May 3, 1999
Evergreen VA High Income Fund – Class 2	6.99%	7.33%	7.46%	July 29, 1999
Evergreen VA International Equity Fund – Class 2	17.31%	0.17%	5.53%	May 3, 1999
Evergreen VA Omega Fund – Class 2	5.60%	N/A	-1.47%	January 2, 2001
Federated American Leaders Fund II	8.37%	N/A	1.17%	May 1, 2000
Federated Kaufmann Fund II	13.18%	N/A	27.89%	May 1, 2003
Federated High Income Bond Fund II	9.04%	3.43%	3.81%	October 31, 1998
Franklin Small-Midcap Growth Securities Fund – Class 2(5)	10.04%	-6.28%	2.80%	May 3, 1999
Franklin Small Cap Value Securities Fund – Class 2	22.15%	N/A	33.23%	May 1, 2003
Mutual Shares Securities Fund – Class 2	11.18%	N/A	18.82%	May 1, 2003
Templeton Global Asset Allocation Fund – Class 2	14.23%	4.28%	5.26%	May 3, 1999
Templeton Foreign Securities Fund – Class 2	17.00%	-0.38%	1.58%	May 3, 1999
Templeton Developing Markets Securities Fund – Class 2	23.11%	N/A	6.33%	May 1, 2000
MFS Emerging Growth Series – Service Class	11.27%	-13.57%	0.60%	October 31, 1998
MFS Research Series – Service Class	14.08%	-5.44%	0.94%	October 31, 1998
MFS Total Return Series – Service Class	9.60%	5.74%	5.69%	October 31, 1998
MFS Utilities Series – Service Class	28.18%	0.54%	3.94%	May 3, 1999
Oppenheimer Balanced Fund/VA– Service Shares	8.38%	4.43%	6.23%	October 31, 1998
Oppenheimer Capital Appreciation Fund/VA – Service Class	5.24%	-3.71%	4.91%	October 31, 1998
Oppenheimer Main Street Fund/VA – Service Shares	7.74%	N/A	-3.34%	May 1, 2000
Oppenheimer Strategic Bond Fund/VA – Service Shares	7.04%	6.47%	5.85%	October 31, 1998
Putnam VT Global Equity Fund – Class IB Shares	12.22%	-12.02%	-0.04%	October 31, 1998
Putnam VT Growth and Income Fund – Class IB Shares	9.68%	N/A	2.08%	May 1, 2000
Putnam VT Growth Opportunities Fund – Class IB Shares	0.43%	N/A	-17.24%	May 1, 2000
Putnam VT New Value Fund – Class IB Shares	13.94%	8.87%	8.36%	October 31, 1998
Fidelity – VIP Equity-Income Portfolio – Service Class 2	9.80%	N/A	3.42%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	1.79%	N/A	-9.46%	May 1, 2000
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	5.52%	-6.53%	-5.97%	May 3, 1999
Fidelity – VIP High Income Portfolio – Service Class 2	7.98%	-1.86%	-2.18%	May 3, 1999
Fidelity – VIP Investment Grade Bond Portfolio – Service Class 2	2.85%	6.24%	5.08%	May 3, 1999
Fidelity – VIP Index 500 Portfolio – Service Class 2	8.92%	-4.00%	-2.21%	May 3, 1999

(1)	Formerly known as AllianceBernstein Premier Portfolio.
(2)	Formerly known as AllianceBernstein Technology Portfolio.
(3)	Formerly known as Evergreen VA Foundation Fund.
(4)	As of April 15,2005, Evergreen VA Fund Merged into Evergreen VA Growth and Income Fund. As of April 18, 2005, Evergreeon VA Growth and Income Fund was renamed Evergreen VA Fundamental Large Cap Vund.
(5)	Formerly known as Franklin Small Cap Fund.

55

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios).

Adjusted Historical Performance Data. The following performance data is historical performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policies. This data does not indicate future performance.

For instance, as shown in the tables below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge, surrender charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the date of inception. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, the tables below do not reflect the charge for any optional features.

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2004, were as follows:

[THIS SPACE INTENTIONALLY LEFT BLANK]

56

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Service Class	3.18%	N/A	4.70%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	7.63%	N/A	4.49%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	4.85%	N/A	4.66%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	6.89%	N/A	4.84%	May 1, 2002
Capital Guardian Global – Service Class	4.33%	-2.95%	4.11%	February 3, 1998
Capital Guardian U.S. Equity – Service Class	3.22%	N/A	0.78%	October 9, 2000
Capital Guardian Value – Service Class	10.11%	5.35%	10.12%	May 27, 1993
Federated Growth & Income – Service Class	2.70%	14.15%	11.93%	March 1, 1994
PIMCO Total Return – Service Class	-2.05%	N/A	2.77%	May 1, 2002
Transamerica Equity – Service Class	9.34%	-4.05%	15.73%	February 26, 1969
AIM V.I. Capital Appreciation Fund – Series II	0.07%	-8.10%	6.55%	May 5, 1993
AIM V.I. Core Equity Fund – Series II	2.40%	-7.08%	8.23%	May 2, 1994
AIM V.I. International Growth Fund – Series II	17.42%	-6.98%	5.61%	May 5, 1993
AIM V.I. Premier Equity Fund – Series II	-0.77%	-8.77%	6.85%	May 5, 1993
AIM V.I. Dent Demographic Trends Fund – Series II	1.63%	-12.35%	-12.33%	December 29, 1999
AllianceBernstein Large Cap Growth Portfolio – Class B(3)	2.08%	-10.03%	9.87%	June 26, 1992
AllianceBernstein Global Technology Portfolio – Class B(4)	-1.18%	-13.78%	4.82%	January 11, 1996
Davis Value Portfolio	6.06%	2.15%	2.29%	July 1, 1999
Evergreen VA Balanced Fund – Class 2(5)	-0.23%	-2.36%	4.70%	March 1, 1996
Evergreen VA Fundamental Large Cap Fund – Class 2(6)	2.66%	-0.67%	6.91%	March 1, 1996
Evergreen VA Growth Fund – Class 2	7.30%	2.37%	2.81%	March 3, 1998
Evergreen VA High Income Fund – Class 2	2.12%	7.17%	7.30%	July 29, 1999
Evergreen VA International Equity Fund – Class 2	12.56%	0.02%	3.81%	August 17, 1998
Evergreen VA Omega Fund – Class 2	0.71%	-5.15%	4.99%	March 6, 1997
Federated American Leaders Fund II	3.51%	0.40%	9.88%	February 10, 1994
Federated Kaufmann Fund II	8.38%	N/A	7.74%	April 30, 2002
Federated High Income Bond Fund II	4.19%	3.27%	6.05%	March 1, 1994
Franklin Small-Midcap Growth Securities Fund – Class 2(7)	5.20%	-6.43%	6.87%	November 1, 1995
Franklin Small Cap Value Securities Fund – Class 2	17.46%	13.82%	5.96%	April 30, 1998
Mutual Shares Securities Fund – Class 2	6.36%	6.99%	7.88%	November 8, 1996
Templeton Global Asset Allocation Fund – Class 2	9.44%	4.12%	9.56%	August 24, 1988
Templeton Foreign Securities Fund – Class 2	12.25%	-0.54%	7.12%	May 1, 1992
Templeton Developing Markets Securities Fund – Class 2	18.43%	1.94%	-1.97%	March 4, 1996
MFS Emerging Growth Series – Service Class	6.45%	-13.73%	6.19%	July 24, 1995
MFS Research Series – Service Class	9.29%	-5.59%	6.01%	July 26, 1995
MFS Total Return Series – Service Class	4.76%	5.58%	9.45%	January 3, 1995
MFS Utilities Series – Service Class	23.71%	0.38%	11.72%	January 3, 1995
Oppenheimer Balanced Fund – Service Shares	3.52%	4.28%	8.31%	February 9, 1987
Oppenheimer Capital Appreciation Fund/VA – Service Class	0.35%	-3.87%	11.15%	April 3, 1985
Oppenheimer Main Street Fund/VA – Service Shares	2.88%	-3.24%	8.69%	July 5, 1995
Oppenheimer Strategic Bond Fund/VA – Service Shares	2.17%	6.31%	6.37%	May 3, 1993
Putnam VT Global Equity Fund – Class IB Shares	7.41%	-12.18%	4.83%	May 1, 1990
Putnam VT Growth and Income Fund – Class IB Shares	4.84%	1.50%	9.23%	February 1, 1988
Putnam VT Growth Opportunities Fund – Class IB Shares	-4.52%	N/A	-16.86%	February 1, 2000
Putnam VT New Value Fund – Class IB Shares	9.15%	8.71%	7.77%	January 2, 1997
Fidelity – VIP Equity-Income Portfolio – Service Class 2	4.96%	2.70%	9.57%	October 9, 1986
Fidelity – VIP Growth Portfolio – Service Class 2	-3.14%	-8.67%	8.08%	October 9, 1986
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	0.62%	-6.69%	5.59%	January 3, 1995
Fidelity – VIP High Income Portfolio – Service Class 2	3.11%	-2.02%	3.36%	September 19, 1985
Fidelity – VIP Investment Grade Bond Portfolio – Service Class 2	-2.08%	6.08%	5.79%	December 5, 1988
Fidelity – VIP Index 500 Portfolio – Service Class 2	4.07%	-4.16%	9.92%	August 27, 1992

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the subaccount had been in existence since the inception of the portfolio.
(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

57

(3)	Formerly known as AllianceBernstein Premier Portfolio.
(4)	Formerly known as AllianceBernstein Technology Portfolio.
(5)	Formerly known as Evergreen VA Foundation Fund.
(6)	As of April 15,2005, Evergreen VA Fund Merged into Evergreen VA Growth and Income Fund. As of April 18, 2005, Evergreeon VA Growth and Income Fund was renamed Evergreen VA Fundamental Large Cap Vund.
(7)	Formerly known as Franklin Small Cap Fund.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios).

[THIS SPACE INTENTIONALLY LEFT BLANK]

58

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Service Class	8.04%	N/A	6.19%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	12.44%	N/A	5.98%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	9.70%	N/A	6.15%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	11.70%	N/A	6.32%	May 1, 2002
Capital Guardian Global – Service Class	9.18%	-2.79%	4.27%	February 3, 1998
Capital Guardian U.S. Equity – Service Class	8.08%	N/A	1.16%	October 9, 2000
Capital Guardian Value – Service Class	14.89%	5.51%	10.28%	May 27, 1993
Federated Growth & Income – Service Class	7.57%	14.31%	12.08%	March 1, 1994
PIMCO Total Return – Service Class	2.88%	N/A	4.33%	May 1, 2002
Transamerica Equity – Service Class	14.13%	-3.89%	15.88%	February 26, 1969
AIM V.I. Capital Appreciation Fund – Series II	4.96%	-7.94%	6.70%	May 5, 1993
AIM V.I. Core Equity Fund – Series II	7.27%	-6.92%	8.39%	May 2, 1994
AIM V.I. International Growth Fund – Series II	22.11%	-6.82%	5.77%	May 5, 1993
AIM V.I. Premier Equity Fund – Series II	4.14%	-8.61%	7.01%	May 5, 1993
AIM V.I. Dent Demographic Trends Fund – Series II	6.51%	-12.19%	-12.17%	December 29, 1999
AllianceBernstein Large Cap Growth Portfolio – Class B(3)	6.95%	-9.87%	10.03%	June 26, 1992
AllianceBernstein Global Technology Portfolio – Class B(4)	3.73%	-13.62%	4.98%	January 11, 1996
Davis Value Portfolio	10.89%	2.30%	2.45%	July 1, 1999
Evergreen VA Balanced Fund – Class 2(5)	4.67%	-2.20%	4.86%	March 1, 1996
Evergreen VA Fundamental Large Cap Fund – Class 2(6)	7.53%	-0.52%	7.06%	March 1, 1996
Evergreen VA Growth Fund – Class 2	12.11%	2.53%	2.97%	March 3, 1998
Evergreen VA High Income Fund – Class 2	6.99%	7.33%	7.46%	July 29, 1999
Evergreen VA International Equity Fund – Class 2	17.31%	0.17%	3.97%	August 17, 1998
Evergreen VA Omega Fund – Class 2	5.60%	-5.00%	5.15%	March 6, 1997
Federated American Leaders Fund II	8.37%	0.55%	10.04%	February 10, 1994
Federated Kaufmann Fund II	13.18%	N/A	9.11%	April 30, 2002
Federated High Income Bond Fund II	9.04%	3.43%	6.21%	March 1, 1994
Franklin Small-Midcap Growth Securities Fund – Class 2(7)	10.04%	-6.28%	7.03%	November 1, 1995
Franklin Small Cap Value Securities Fund – Class 2	22.15%	13.98%	6.12%	April 30, 1998
Mutual Shares Securities Fund – Class 2	11.18%	7.15%	8.04%	November 8, 1996
Templeton Global Asset Allocation Fund – Class 2	14.23%	4.28%	9.72%	August 24, 1988
Templeton Foreign Securities Fund – Class 2	17.00%	-0.38%	7.28%	May 1, 1992
Templeton Developing Markets Securities Fund – Class 2	23.11%	2.10%	-1.81%	March 4, 1996
MFS Emerging Growth Series – Service Class	11.27%	-13.57%	6.35%	July 24, 1995
MFS Research Series – Service Class	14.08%	-5.44%	6.17%	July 26, 1995
MFS Total Return Series – Service Class	9.60%	5.74%	9.61%	January 3, 1995
MFS Utilities Series – Service Class	28.18%	0.54%	11.88%	January 3, 1995
Oppenheimer Balanced Fund/VA – Service Shares	8.38%	4.43%	8.46%	February 9, 1987
Oppenheimer Capital Appreciation Fund/VA – Service Class	5.24%	-3.71%	11.31%	April 3, 1985
Oppenheimer Main Street Fund/VA – Service Shares	7.74%	-3.08%	8.85%	July 5, 1995
Oppenheimer Strategic Bond Fund/VA – Service Shares	7.04%	6.47%	6.53%	May 3, 1993
Putnam VT Global Equity Fund – Class IB Shares	12.22%	-12.02%	4.99%	May 1, 1990
Putnam VT Growth and Income Fund – Class IB Shares	9.68%	1.66%	9.39%	February 1, 1988
Putnam VT Growth Opportunities Fund – Class IB Shares	0.43%	N/A	-16.05%	February 1, 2000
Putnam VT New Value Fund – Class IB Shares	13.94%	8.87%	7.93%	January 2, 1997
Fidelity – VIP Equity-Income Portfolio – Service Class 2	9.80%	2.85%	9.73%	October 9, 1986
Fidelity – VIP Growth Portfolio – Service Class 2	1.79%	-8.52%	8.24%	October 9, 1986
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	5.52%	-6.53%	5.75%	January 3, 1995
Fidelity – VIP High Income Portfolio – Service Class 2	7.98%	-1.86%	3.52%	September 19, 1985
Fidelity – VIP Investment Grade Bond Portfolio – Service Class 2	2.85%	6.24%	5.95%	December 5, 1988
Fidelity – VIP Index 500 Portfolio – Service Class 2	8.92%	-4.00%	10.08%	August 27, 1992

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the subaccount had been in existence since the inception of the portfolio.
(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.
(3)	Formerly known as AllianceBernstein Premier Portfolio.

59

(4)	Formerly known as AllianceBernstein Technology Portfolio.
(5)	Formerly known as Evergreen VA Foundation Fund.
(6)	As of April 15, 2005, Evergreen VA Fund Merged into Evergreen VA Growth and Income Fund. As of April 18, 2005, Evergreen VA Growth and Income Fund was renamed Evergreen VA Fundamental Large Cap Vund.
(7)	Formerly known as Franklin Small Cap Fund.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios).

[THIS SPACE INTENTIONALLY LEFT BLANK]

60

APPENDIX C

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV288 101 95 796 (Policy Form)	October 1998
RGMI 1 798 (endorsement – family income protector)	December 1998
RTP 1 201 (Beneficiary Earnings Enhancement Rider)	May 2001
AV721 101 149 1001 (Policy Form)	May 2002
VIAR IP 0100 (Initial Payment Guarantee)	May 2002
RTP 13 1101 (Beneficiary Earnings Enhancement – Extra Rider)	May 2002
RLS 1 1101 (Liquidity Rider)	May 2002

Product Feature	AV288 101 95 796; RGMI 1 798; RTP 1 201	AV721 101 149 1001; RGMI 1 798; RTP 1 201; VIAR IP 0100; RTP 13 1101; RLS 1 1101
Excess Interest Adjustment	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)	Return of Premium; 5% Annually Compounding (available if owner and annuitant are age 80 or younger); and Annual Step-Up (available if owner and annuitant are age 80 or younger)	Return of Premium Death Benefit; Annual-Step Death Benefit; and Enhanced Death Benefit;

Guaranteed Period Options (available in the fixed account)	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5 and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	3%

Asset Rebalancing	Yes	Yes

Death Proceeds	Greater of 1) the policy value; 2) the cash value; or 3) guaranteed minimum death benefit.	Greater of 1) the policy value; 2) the cash value; or 3) guaranteed minimum death benefit.

Distribution Financing Charge	N/A	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes	Yes

Dollar Cost Averaging Fixed Account Option	Yes	Yes

Service Charge	$30 assessed on each policy anniversary. Not deducted from the fixed account.	$30 assessed on each policy anniversary. Not deducted from the fixed account.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes

Unemployment Waiver	Yes	Yes

Initial Payment Guarantee	No	Yes

Family Income Protector	Yes	Yes

Managed Annuity Program	No	Yes

Beneficiary Earnings Enhancement Rider	Yes	Yes

Beneficiary Earnings Enhancement – Extra Rider	No	Yes

Liquidity Rider	No	Yes

61

PORTFOLIO SELECT VARIABLE ANNUITYSM

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2005

to the

Statement of Additional Information dated May 1, 2005

5 FOR LIFE RIDER ADJUSTED PARTIAL SURRENDERS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Portfolio Select Variable AnnuitySM dated May 1, 2005

Example 1 (5 For Life):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1. Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2. $100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the total withdrawal base does not change and the minimum remaining withdrawal amount is $95,000.00.

Example 2 (5 For Life):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (MAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

2

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000—$5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new total withdrawal base is $97,647.06

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

3

PORTFOLIO SELECT VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2005

to the

Statement of Additional Information dated May 1, 2005

LIVING BENEFITS RIDER ADJUSTED PARTIAL SURRENDERS

The following examples show the effect of withdrawals on the benefits under the living benefits rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value pro rata. The amount of the reduction is equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Portfolio Select Variable Annuity dated May 1, 2005

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial

2

withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

3

Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

4

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

5

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

6

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

7

STATEMENT OF ADDITIONAL INFORMATION

PORTFOLIO SELECT VARIABLE ANNUITYSM

Issued through

RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

4333 Edgewood Road, NE

Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Portfolio Select Variable AnnuitySM offered by Transamerica Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2005, by calling 1-800-525-6205, or by writing to the administrative and service office, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the policy and the underlying fund portfolios.

Dated: May 1, 2005

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—An amount equal to the policy value increased or decreased by any excess interest adjustments applied at the time of surrender or on the annuity commencement date.

Administrative and Service Office— Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183. The street address is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant—The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date—The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month following the month after the annuitant attains age 98. The annuity commencement date may be required to be earlier for qualified policies.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage—The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment (“EIA”)—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the cumulative free percentage.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on [the portion of the requested partial surrender that is subject to surrender charge]); plus

•	interest credited to the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees and other charges, if any.

Policy Year—A policy year begins on the policy date in which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—The Portfolio Select Variable AnnuitySM division of the Retirement Builder Variable Annuity Account. The Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—There is an annual service charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but in no event will this charge be more than 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Surrender Charge—The applicable contingent deferred sales charge, assessed on certain full surrenders or partial surrenders of premium payments to cover expenses relating to the sale of the policies.

Valuation Period—The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determinations shall be made on each business day.

Variable Annuity Payment(s)—Payment(s) made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

[THIS SPACE INTENTIONALLY LEFT BLANK]

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner’s spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy in some situations.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the deceased owner’s spouse) because the owner dies before the annuitant, the adjusted policy value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements thereon, and the application, constitute the entire policy between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (SEC). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invest in the Putnam VT Money Market Fund (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from the guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula which will be used to determine the excess interest adjustment is:

S*(G-C)* (M/12)

S	=	Gross amount being withdrawn that is subject to the excess interest adjustment.
G	=	Guaranteed interest rate applicable to S.
C	=	Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than “M”. If this policy form or such a guaranteed period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.
M	=	Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.
*	=	multiplication
^	=	exponentiation

[THIS SPACE INTENTIONALLY LEFT BLANK]

Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Full surrender:	middle of policy year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18* .30 = 17,148.35
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C = .095
M = 30
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00* (.055 - .095)* (30/12)
= -5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 52,537.62 - 57,161.18 = -4,623.54
Adjusted policy value	= policy value + excess interest adjustment = 57,161.18 - 4,623.54 = 52,537.64
Portion of Surrender Charge – free amount which is deducted from earnings	= Policy Value – Premium = 57,161.18 – 4,623.54 = 52,537.62
Portion of Surrender Charge – free amount which is deducted from premium	= 17,148.35 – 7,161.18 = 9,987.17
Surrender charge	= (50,000 – 9,987.17)* .06 = 2,400.77
Cash value at middle of policy year 3	= policy value + excess interest adjustment - surrender charge
= 57,161.18 – 4,623.54 – 2,400.77
= 50,136.87
Minimum Cash Value	= 90% * 50,000 * 1.03 ^ 2.5 – 48,451.32
The Cash Value of $50,136.87 is greater than the minimum of $48,451.32

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Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Full surrender:	middle of policy year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18* .20 = 11,432.24
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C = .045
M = 30
Excess interest adjustment	= S* (G - C)* (M/12)
= 50,000* (.055 - .045)* (30/12)
= 1,250.00
Adjusted policy value	= policy value + excess interest adjustment
= 57,161.18 + 1,250.00 = 58,411.18
Portion of Surrender Charge – free amount which is deducted from earnings	= Policy Value – Premium = 57,161.18 – 50,000 = 7,161.18
Portion of Surrender Charge – free amount which is deducted from premium	= 11,432.24 – 7,161.18 = 4,271.06
Surrender charge	= (50,000 – 4,271.06)* .06 = 2,743.74
Cash value at middle of policy year 3	= policy value + excess interest adjustment - surrender charge
= 57,161.18 + 1,250 – 2,743.74
= 55,667.44
Minimum Cash Value	= 90% * 50,000 * 1.03 ^ 2.5 – 48,451.32
The Cash Value of $55,667.44 is greater than the minimum of $48,451.32

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E); where
EPW	=	the excess partial withdrawal amount.

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$30,000 (requested withdrawal amount after penalties); middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Excess Interest adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000.00 = 7,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18 * .20 = 11,432.24
Amount free of excess interest adjustment	= 7,161.18
Excess interest adjustment/surrender charge
S = 30,000 – 7,161.18 = 22,838.82
G = .055
C = .065
M = 30
E = 22,838.82 * (.055 - .065) * (30/12) = -570.97
EPW = 30,000.00 - 11,432.24 = 18,567.76

To receive the full $30,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 –surrender charge).

New EPW = 18,567.76/(1 - .06) = 19,752.94

SC = .06 * (19,752.94 – (-570.97)) = 1,219.44
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E + surrender charge)
= 57,161.18 - (30,000.00 - (-570.97) + 1,219.44) = 25,370.77

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Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$30,000; middle of policy year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Surrender charge free amount at middle of policy year 3	57,161.18 * .20 = 11,432.24
Amount free of excess interest adjustment	7,161.18
Excess interest adjustment / surrender charge
S = 30,000 - 7,161.18 = 22,838.82
G = .055
C = .045
M = 30
E = 22,838.82* (.055 - .045)* (30/12) = 570.97
EPW = 30,000 - 11,432.24 = 18,567.76

To receive the full $30,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 18,567.76/(1 - .06) = 19,752.94

SC = .06 * (19,752.94 - 570.97) = 1,150.92
Remaining policy value at middle of policy year 3	= 57,161.18 (R - E + surrender charge)
= 57,161.18 - (30,000 - 570.97 + 1,150.92) = 26,581.23

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts, or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made using (1) life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table” using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for males, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender by and amount called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) multiplied by (2), where:

(1)	is the gross partial surrender amount;

(2)	is the adjustment factor = current death benefit prior to the gross partial surrender divided by the policy value prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1 (Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$10,000	surrender charge-free amount (assumes 20% cumulative free percentage is available)
$ 5,000	excess partial surrender— (amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$294	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*(5000 - 100)
$ 5,194	reduction in policy value due to excess partial surrender = 5000 - 100 + 294
$15,194	total gross partial surrender
$22,791	adjusted partial surrender = [15,194 * (75,000/50,000)]
$52,209	new guaranteed minimum death benefit (after surrender) = 75,000 - 22,791
$34,806	new policy value (after surrender) = 50,000 – 10,000 - 5,194

Summary:
Reduction in guaranteed minimum death benefit	= $	22,791
Reduction in policy value	= $	15,194

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

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EXAMPLE 2 (Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$11,250	surrender charge-free amount (assumes 15% cumulative free percentage is available)
$ 3,750	excess partial surrender—(amount subject to surrender charge)
$-100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$ 231	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(3750-(-100)]
$ 4,081	reduction in policy value due to excess partial surrender = 3750 - (-100) + 231 = 3750 + 100 + 231
$15,331	total gross partial surrender
$15,331	adjusted partial surrender = [(11,250 + 4,081) * (75,000/75,000)]
$34,669	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,331
$59,669	new policy value (after surrender) = 75,000 – 11,250 - 4,081

Summary:
Reduction in guaranteed minimum death benefit	= $	15,331
Reduction in policy value	= $	15,331

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica, will constitute due proof of death.

Upon receipt at our administrative and service office of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased annuitant’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed: within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” below for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the mortality and expense risk fee and administrative charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR			5.0%
Life & Ten Years Certain
Male Age 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the

Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “taxable eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding do not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 ½, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “Net Investment Factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “Net Investment Factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a) is the net result of:

(1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3) a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c) is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

(Assume the Annual Step-Up Death Benefit is in effect and no optional riders or benefits are elected.)

Investment Experience Factor	= (A + B - C) - E
D

Where: A =	The Net Asset Value of an underlying fund share as of the end of the current valuation period.
	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume	C = 0

D =	The Net Asset Value of an underlying fund share at the end of the immediately preceding valuation period.
	Assume	D = $11.40

E =	The daily deduction for mortality and expense risk fee and administrative charges, which (on these assumptions) totals 1.50% on an annual basis.
	On a daily basis	= .0000407916

Then, the Investment Experience Factor =	(11.57+ 0 - 0) - .0000407916 = Z = 1.0148714891
11.40

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A =	The accumulation unit value for the immediately preceding valuation period.
	Assume	= $X

B =	The Net Investment Factor for the current valuation period.
	Assume	= Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3) a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where: A =	Annuity unit value for the immediately preceding valuation period.
	Assume	= $X

B =	Investment Experience Factor for the valuation period for which the annuity unit value is being Calculated.
	Assume	= Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
	Assume	= Z

Then, the annuity unit value is: $X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First Monthly Variable Annuity Payment	= A * B
$1,000

Where: A =	The policy value as of the annuity commencement date.
	Assume	= $X

B =	The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
	Assume	= $Y

Then, the first Monthly Variable Annuity Payment =	$X * $Y = $Z
1,000

[THIS SPACE INTENTIONALLY LEFT BLANK]

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units	= A
B

Where: A =	The dollar amount of the first monthly Variable Annuity Payment.
	Assume	= $X

B =	The annuity unit value for the Valuation Date on which the first monthly payment is due.
	Assume	= $Y

Then, the number of annuity units	= $X = Z
$Y

BENEFICIARY EARNINGS ENHANCEMENT RIDER — ADDITIONAL INFORMATION

The following examples illustrate the Beneficiary Earnings Enhancement additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on the date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of death benefit calculation – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

[THIS SPACE INTENTIONALLY LEFT BLANK]

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculation – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

BENEFICIARY EARNINGS ENHANCEMENT - EXTRA II RIDER — ADDITIONAL INFORMATION

Assume the Beneficiary Earnings Enhancement- Extra II is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

EXAMPLE

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50

Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000

Rider Benefit Base (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Putnam VT Money Market Fund subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Putnam VT Money Market Fund subaccount will be lower than the yield for the Putnam VT Money Market Fund portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

Transamerica may also disclose the effective yield of the Putnam VT Money Market Fund subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Putnam VT Money Market Fund subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Putnam VT Money Market Fund subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Putnam VT Money Market Fund portfolio, the types and quality of portfolio securities held by the Putnam VT Money Market portfolio and its operating expenses.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Putnam VT Money Market subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U * UV)) + 1)6 –1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.
ES	=	Expenses of the subaccount for the 30-day period.
U	=	The average number of units outstanding.
UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the subaccount’s underlying fund portfolios, and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV/P) – 1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account.

Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

AFSG serves as principal underwriter for the policies. AFSG’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. AFSG and TCI are affiliates, and like us, are indirect, wholly owned subsidiaries of AEGON USA. AFSG and TCI are registered as broker-dealers with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and each is a member of NASD, Inc. AFSG and TCI are not members of the Securities Investor Protection Corporation.

The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with AFSG. AFSG compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

During fiscal years 2004, 2003, and 2002, the amounts paid to AFSG in connection with all policies sold through the separate account were $5,616,766.40, $4,956,407.16, and $15,613,854.17 respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them. We and/or our affiliates provide paid-in capital to AFSG and pay for AFSG’s operating and other expenses, including overhead, legal and accounting fees.

We and TCI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or AFSG may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements and schedules of Transamerica and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Separate Account at December 31, 2004 and for the periods disclosed in the financial statements, and the financial statements and schedules of Transamerica at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, appearing herein, have been audited by Ernst & Young LLP, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). The financial statements of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		2.00%					1.90%
	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Asset Allocation - Conservative Portfolio - Service Class(5)	2004 2003		1.153408 1.000000		1.237538 1.153408	1,256,203.26 1,256,203.26		1.154167 1.000000		1.239588 1.154167	686,942.05 576,726.71

Asset Allocation - Growth Portfolio - Service Class(5)	2004 2003		1.243201 1.000000		1.388206 1.243201	249,210.80 57,962.44		1.244016 1.000000		1.390480 1.244016	0.00 0.00

Asset Allocation - Moderate Portfolio - Service Class(5)	2004 2003		1.175252 1.000000		1.280332 1.175252	926,106.93 483,349.28		1.176017 1.000000		1.282434 1.176017	35,005.06 35,005.06

Asset Allocation - Moderate Growth Portfolio - Service Class(5)	2004 2003		1.202229 1.000000		1.333718 1.202229	2,274,342.92 741,685.85		1.203017 1.000000		1.335896 1.203017	76,269.72 76,309.33

Capital Guardian Global - Service Class(5)	2004 2003		$1.306127 1.000000		$1.416204 1.306127	7,574.87 0.00		$1.306990 1.000000		$1.418520 1.306990	0.00 0.00

Capital Guardian U.S. Equity - Service Class(5)	2004 2003	$ $	1.245365 1.000000		$1.336805 1.245365	326,286.05 247,812.68	$ $	1.246182 1.000000		$1.338998 1.246182	0.00 0.00

Capital Guardian Value - Service Class(5)	2004 2003	$ $	1.278793 1.000000		$1.459075 1.278793	55,157.96 4,102.33	$ $	1.279637 1.000000		$1.461473 1.279637	5,023.75 0.00

Federated Growth & Income - Service Class(5)	2004 2003	$ $	1.185687 1.000000		$1.266689 1.185687	53,090.82 10,891.85	$ $	1.186465 1.000000		$1.268764 1.186465	13,072.21 7,574.49

PIMCO Total Return - Service Class(5)	2004 2003	$ $	1.007067 1.000000		$1.028898 1.007067	374,312.66 55,026.82	$ $	1.007739 1.000000		$1.030604 1.007739	0.00 0.00

Transamerica Equity - Service Class(5)	2004 2003	$ $	1.206930 1.000000		$1.368016 1.206930	0.00 0.00	$ $	1.207719 1.000000		$1.370251 1.207719	2,231.16 0.00

PAM Transamerica U.S. Government Securities - Service Class(6)	2004 2003	$ $	1.009640 1.000000		$1.018521 1.009640	0.00 0.00	$ $	1.009797 1.000000		$1.019684 1.009797	0.00 0.00

AIM V.I. Capital Appreciation Fund - Series II (1)	2004 2003	$ $	1.221185 1.000000		$1.272982 1.221185	27,178.43 0.00

AIM V.I. Core Equity Fund - Series II(2)	2004 2003	$ $	1.203895 1.000000		$1.282583 1.203895	0.00 0.00

AIM V.I. International Growth Fund - Series II(2)	2004 2003	$ $	1.274196 1.000000		$1.545257 1.274196	0.00 0.00

AIM V.I. Premier Equity Fund - Series II(2)	2004 2003	$ $	1.173134 1.000000		$1.213241 1.173134	7,229.47 0.00

AIM V.I. Dent Demographic Trends Fund - Series II(1)	2004 2003	$ $	1.246205 1.000000		$1.318214 1.246205	26,181.31 0.00

AllianceBerstein Large Cap Growth Portfolio - Class B(3)(a)	2004 2003 2002	$ $ $	0.943168 0.779803 1.000000	$ $	1.001784 0.943168 0.779803	256,269.18 319,020.53 224,523.181	$ $ $	0.944720 0.780314 1.000000	$ $	1.004409 0.944720 0.780314	7,088.76 7,139.77 100.00

AllianceBerstein Global Technology Portfolio - Class B(3)(b)	2004 2003 2002	$ $ $	0.951577 0.675001 1.000000	$ $	0.980317 0.951577 0.675001	97,247.66 100,166.31 61,133.957	$ $ $	0.953123 0.675445 1.000000	$ $	0.982876 0.953123 0.675445	72,251.35 79,289.88 82,237.82

Davis Value Portfolio(1)	2004 2003 2002	$ $ $	1.073015 0.843460 1.000000	$ $	1.181624 1.073015 0.843460	542,790.88 506,597.88 296,858.804	$ $ $	1.074767 0.844021 1.000000	$ $	1.184722 1.074767 0.844021	190,215.91 185,432.5 224,122.94

Evergreen VA Balanced Fund - Class 2(2)(c)	2004 2003	$ $	1.109696 1.000000		$1.153520 1.109696	0.00 0.00

		2.00%					1.90%
	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Evergreen VA Growth Fund - Class 2(4)	2004 2003	$ $	1.310059 1.000000		$1.458656 1.310059	0.00 0.00

Evergreen VA Fundamental Large Cap Fund - Class 2(2)(d)	2004 2003	$ $	1.231350 1.000000		$1.314954 1.231350	0.00 0.00

Evergreen VA High Income Fund - Class 2(4)	2004 2003	$ $	1.080564 1.000000		$1.148154 1.080564	0.00 0.00

Evergreen International Equity Fund - Class 2(4)	2004 2003	$ $	1.29247 1.000000		$1.505719 1.29247	2,594.83 0.00

Evergreen VA Omega Fund - Class 2(3)	2004 2003	$ $	1.292650 1.000000		$1.355655 1.292650	28,770.28 3.11489

Federated American Leaders Fund II(1)	2004 2003 2002	$ $ $	1.005937 0.803518 1.000000	$ $	1.082599 1.005937 0.803518	66,517.22 78,105.20 133,067.354	$ $ $	1.007586 0.804043 1.000000	$ $	1.085449 1.007586 0.804043	103,456.95 96,084.67 43,550.43

Federated High Income Bond Fund II(2)	2004 2003 2002	$ $ $	1.146799 0.957105 1.000000	$ $	1.241856 1.146799 0.957105	186,361.45 152,320.34 134,293.886	$ $ $	1.148709 0.957738 1.000000	$ $	1.245141 1.148709 0.957738	210,213.88 190,052.01 176,804.02

Federated Kaufmann Fund II(5)	2004 2003	$ $	1.326696 1.000000		$1.491245 1.326696	496,075.20 348,057.35	$ $	1.327569 1.000000		$1.493684 1.327569	14,052.87 9,684.00

Franklin Small-Midcap Growth Securities Fund - Class 2(4)(e)	2004 2003 2002	$ $ $	1.019507 0.757678 1.000000	$ $	1.114152 1.019507 0.757678	512,873.87 563,155.31 577,013.593	$ $ $	1.021183 0.758174 1.000000	$ $	1.117078 1.021183 0.758174	79,186.72 60,143.52 42,495.28

Franklin Small Cap Value Securities Fund - Class 2(5)	2004 2003	$ $	1.316223 1.000000		$1.596766 1.316223	7,998.36 4,000.59	$ $	1.317092 1.000000		$1.599394 1.317092	0.00 0.00

Mutual Shares Securities Fund - Class 2(5)	2004 2003	$ $	1.194301 1.000000		$1.318724 1.194301	176,106.28 23,700.87	$ $	1.195086 1.000000		$1.320886 1.195086	441.28 441.83

Templeton Global Asset Allocation Fund - Class 2(4)	2004 2003 2002	$ $ $	1.169062 0.903661 1.000000	$ $	1.326225 1.169062 0.903661	588,631.71 393,536.21 158,616.307	$ $ $	1.170984 0.904250 1.000000	$ $	1.329719 1.170984 0.904250	38,181.70 35,352.74 23,636.67

Templeton Foreign Securities Fund - Class 2(4)	2004 2003 2002	$ $ $	1.013228 0.781677 1.000000	$ $	1.177362 1.013228 0.781677	202,089.92 187,843.83 204,199.474	$ $ $	1.014900 0.782197 1.000000	$ $	1.180465 1.014900 0.782197	29,804.44 8,469.53 4,824.15

Templeton Developing Markets Securities Fund - Class 2(1)	2004 2003 2002	$ $ $	1.300447 0.866986 1.000000	$ $	1.589936 1.300447 0.866986	14,690.29 11,539.81 870.463	$ $ $	1.302585 0.867564 1.000000	$ $	1.594119 1.302585 0.867564	$8,008.23 12,756.43 16,309.42

MFS Emerging Growth Series - Service Class(2)	2004 2003	$ $	1.190889 1.000000		$1.315963 1.190889	26,804.73 0.00

MFS Research Series - Service Class(2)	2004 2003	$ $	1.179280 1.000000		$1.336045 1.179280	26,210.62 0.00

MFS Total Return Series - Service Class(2)	2004 2003	$ $	1.120598 1.000000		$1.219711 1.120598	181,510.29 36,202.57

MFS Utilities Series - Service Class(4)	2004 2003	$ $	1.224514 1.000000		$1.558735 1.224514	11,947.87 4,098.63

Oppenheimer Balanced Fund/VA - Service Shares(2)	2004 2003	$ $	1.176673 1.000000		$1.266511 1.176673	82,941.50 17,836.15

Oppenheimer Capital Appreciation Fund/VA - Service Shares(2)	2004 2003	$ $	1.226664 1.000000		$1.282112 1.226664	102,759.30 10,528.44

Oppenheimer Main Street Fund/VA - Service Shares(1)	2004 2003	$ $	1.205202 1.000000		$1.289567 1.205202	0.00 0.00

Oppenheimer Strategic Bond Fund/VA - Service Shares(2)	2004 2003	$ $	1.077142 1.000000		$1.145031 1.077142	42,218.05 22,419.01

		2.00%					1.90%
	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Putnam VT Global Equity Fund - Class IB Shares(2)	2004 2003 2002	$ $ $	1.041655 0.822160 1.000000	$ $	1.160893 1.041655 0.822160	19,261.04 19,367.59 21,257.35	$ $ $	1.043377 0.822703 1.000000	$ $	1.163947 1.043377 0.822703	1,881.32 1,163.20 408.43

Putnam VT Growth and Income - Class IB Shares(1)	2004 2003 2002	$ $ $	1.013755 0.811748 1.000000	$ $	1.104251 1.013755 0.811748	100,809.22 37,853.46 111,963.840	$ $ $	1.015420 0.812286 1.000000	$ $	1.107152 1.015420 0.812286	37,879.89 50,035.27 33,847.52

Putnam VT Growth Opportunities Fund - Class IB Shares(1)	2004 2003 2002	$ $ $	0.959148 0.795002 1.000000	$ $	0.956676 0.959148 0.795002	58,088.44 29,342.70 24,741.495	$ $ $	0.960715 0.795525 1.000000	$ $	0.959180 0.960715 0.795525	19,651.57 19,664.11 19,778.22

Putnam VT Money Market Fund - Class IB Shares(2)	2004 2003 2002	$ $ $	0.979879 0.994455 1.000000	$ $	0.966969 0.979879 0.994455	166,420.78 141,483.46 42,352.96	$ $ $	0.981458 0.995049 1.000000	$ $	0.969395 0.981458 0.995049	112,579.00 39,281.33 5,728.23

Putnam VT New Value Fund - Class IB Shares(2)	2004 2003 2002	$ $ $	1.077620 0.829693 1.000000	$ $	1.219424 1.077620 0.829693	118,138.44 72,916.73 109,708.216	$ $ $	1.079393 0.830236 1.000000	$ $	1.222628 1.079393 0.830236	77,057.97 65,561.10 48,745.87

Fidelity - VIP Equity-Income Portfolio - Service Class 2(1)	2004 2003 2002	$ $ $	1.039687 0.815553 1.000000	$ $	1.133751 1.039687 0.815553	781,781.26 829,843.78 483,906.982	$ $ $	1.041387 0.816095 1.000000	$ $	1.136716 1.041387 0.816095	91,306.49 79,829.28 7,119.54

Fidelity - VIP Growth Portfolio - Service Class 2(1)	2004 2003 2002	$ $ $	0.963507 0.741475 1.000000	$ $	0.974060 0.963507 0.741475	231,340.88 177,289.23 278,821.030	$ $ $	0.965083 0.741958 1.000000	$ $	0.976595 0.965083 0.741958	82,163.54 87,908.38 74,163.33

Fidelity - VIP Growth Opportunities Portfolio - Service Class 2(4)	2004 2003	$ $	1.205819 1.000000		$1.263565 1.205819	19,606.65 0.00

Fidelity - VIP High Income Portfolio - Service Class 2(4)	2004 2003	$ $	1.116920 1.000000		$1.197712 1.116920	10,793.36 0.00

Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2(4)	2004 2003	$ $	1.006987 1.000000		$1.028555 1.006987	59,644.19 27,716.95

Fidelity - VIP Index 500 Portfolio - Service Class 2(4)	2004 2003	$ $	1.207775 1.000000		$1.306503 1.207775	108,884.65 30,341.57

AIM V.I. Capital Appreciation Fund - Series I(1)	2004 2003 2002	$ $ $	1.004796 0.791285 1.000000	$ $	1.050306 1.004796 0.791285	209,237.41 215,080.61 181,818.574	$ $ $	1.006450 0.791807 1.000000	$ $	1.053074 1.006450 0.791807	138,413.41 132,043.48 38,417.16

AIM V.I. Core Equity Fund - Series I(2)	2004 2003 2002	$ $ $	1.028914 0.843498 1.000000	$ $	1.099158 1.028914 0.843498	143,193.33 131,506.94 63,875.921	$ $ $	1.030601 0.844047 1.000000	$ $	1.102038 1.030601 0.844047	17,382.56 17,382.56 14,289.99

AIM V.I. International Growth Fund - Series I(2)	2004 2003 2002	$ $ $	1.031505 0.815202 1.000000	$ $	1.253983 1.031505 0.815202	17,871.96 17,894.52 2,549.189	$ $ $	1.033189 0.815738 1.000000	$ $	1.257271 1.033189 0.815738	6,135.47 0.00 100.00

AIM V.I. Premier Equity Fund - Series I(2)	2004 2003 2002	$ $ $	0.942435 0.768529 1.000000	$ $	0.977239 0.942435 0.768529	157,082.43 158,205.60 127,350.847	$ $ $	0.944001 0.769049 1.000000	$ $	0.979815 0.944001 0.769049	7,302.16 7,354.70 100.00

AIM V.I. Dent Demographic Trends Fund - Series I(1)	2004 2003 2002	$ $ $	0.990303 0.734771 1.000000	$ $	1.050961 0.990303 0.734771	4,773.71 0.00 100.000	$ $ $	0.991936 0.735266 1.000000	$ $	1.053734 0.991936 0.735266	58,851.01 70,017.17 30,795.97

Evergreen VA Balanced Fund - Class 1(2)(c)	2004 2003 2002	$ $ $	1.042982 0.918866 1.000000	$ $	1.087000 1.042982 0.918866	141,126.24 228,782.92 215,225.790	$ $ $	1.044689 0.919465 1.000000	$ $	1.089837 1.044689 0.919465	10,911.58 10,988.89 100.00

		2.00%					1.90%
	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Evergreen VA Growth Fund - Class 1(4)	2004 2003 2002	$ $ $	1.024117 0.751535 1.000000	$ $	1.143143 1.024117 0.751535	500,049.66 531,151.325 53,086.157	$ $ $	1.025790 0.752028 1.000000	$ $	1.146137 1.025790 0.752028	51,916.83 72,067.88 44,414.47

Evergreen VA Fundamental Large Cap Fund - Class 1(2)(d)	2004 2003 2002	$ $ $	1.047884 0.821280 1.000000	$ $	1.121900 1.047884 0.821280	333,071.10 352,108.78 63,454.693	$ $ $	1.049595 0.821817 1.000000	$ $	1.124833 1.049595 0.821817	107,057.69 97,459.87 27,077.70

Evergreen VA High Income Fund - Class 1(4)	2004 2003 2002	$ $ $	1.161439 1.001694 1.000000	$ $	1.237527 1.161439 1.001694	588,029.12 720,576.98 132,647.892	$ $ $	1.163329 1.002337 1.000000	$ $	1.240764 1.163329 1.002337	105,279.19 139,942.89 16,522.94

Evergreen VA International Equity Fund - Class 1(4)	2004 2003 2002	$ $ $	1.049007 0.814746 1.000000	$ $	1.225939 1.049007 0.814746	341,115.56 325,736.60 256,263.49	$ $ $	1.050726 0.815284 1.000000	$ $	1.229149 1.050726 0.815284	84,035.40 88,840.25 47,024.21

Evergreen VA Omega Fund - Class 1(3)	2004 2003 2002	$ $ $	1.093408 0.796390 1.000000	$ $	1.149242 1.093408 0.796390	661,902.54 643,966.47 545,493.354	$ $ $	1.095202 0.796918 1.000000	$ $	1.152253 1.095202 0.796918	57,331.45 74,453.96 54,334.66

MFS Emerging Growth Series - Initial Class(2)	2004 2003 2002	$ $ $	0.950935 0.744801 1.000000	$ $	1.053047 0.950935 0.744801	26,212.50 30,741.67 22,909.831	$ $ $	0.952487 0.745290 1.000000	$ $	1.055809 0.952487 0.745290	73,853.73 71,718.20 13,055.07

MFS Research Series - Initial Class(2)	2004 2003 2002	$ $ $	0.957045 0.782774 1.000000	$ $	1.086943 0.957045 0.782774	4,403.57 4,089.04 90,233.741	$ $ $	0.958608 0.783294 1.000000	$ $	1.089790 0.958608 0.783294	18,705.00 27,714.34 17,268.89

MFS Total Return Series - Initial Class(2)	2004 2003 2002	$ $ $	1.044379 0.915775 1.000000	$ $	1.139769 1.044379 0.915775	1,725,546.18 1,569,215.94 449,961.599	$ $ $	1.046111 0.916387 1.000000	$ $	1.142773 1.046111 0.916387	181,809.13 176,496.03 52,467.17

MFS Utilities Series - Initial Class(4)	2004 2003 2002	$ $ $	1.112297 0.834851 1.000000	$ $	1.419751 1.112297 0.834851	300,900.25 358,164.30 73,339.133	$ $ $	1.114114 0.835401 1.000000	$ $	1.423457 1.114114 0.835401	33,291.98 34,993.76 31,296.67

Oppenheimer Balanced Fund/VA - Initial Shares(2)	2004 2003 2002	$ $ $	1.096474 0.895022 1.000000	$ $	1.183498 1.096474 0.895022	178,662.47 197,548.38 127,361.416	$ $ $	1.098267 0.895601 1.000000	$ $	1.186602 1.098267 0.895601	4,529.68 3,568.42 100.00

Oppenheimer Capital Appreciation Fund/VA - Initial Shares(2)	2004 2003 2002	$ $ $	1.006703 0.784156 1.000000	$ $	1.055371 1.006703 0.784156	841,323.23 849,717.31 490,871.214	$ $ $	1.008321 0.784662 1.000000	$ $	1.058099 1.008321 0.784662	260,014.99 273,539.99 118,447.85

Oppenheimer Main Street Fund/VA - Initial Shares(1)	2004 2003 2002	$ $ $	0.997989 0.803297 1.000000	$ $	1.070916 0.997989 0.803297	834,918.31 887,897.19 356,377.25	$ $ $	0.999633 0.803832 1.000000	$ $	1.073741 0.999633 0.803832	59,135.93 58,262.44 19,215.97

Oppenheimer Strategic Bond Fund/VA - Initial Shares(2)	2004 2003 2002	$ $ $	1.189183 1.027306 1.000000	$ $	1.266918 1.189183 1.027306	288,132.19 265,634.22 183,911.965	$ $ $	1.191137 1.027989 1.000000	$ $	1.270249 1.191137 1.027989	75,143.41 39,541.29 19,690.78

Fidelity - VIP Growth Opportunities Portfolio - Service Class(4)	2004 2003 2002	$ $ $	1.035786 0.814802 1.000000	$ $	1.087102 1.035786 0.814802	239,735.58 261,167.49 148,649.218	$ $ $	1.037502 0.815346 1.000000	$ $	1.089984 1.037502 0.815346	0.00 0.00 100.00

Fidelity - VIP High Income Portfolio - Service Class(4)	2004 2003 2002	$ $ $	1.251751 1.005568 1.000000	$ $	1.343319 1.251751 1.005568	267,097.28 262,095.86 100,160.226	$ $ $	1.253809 1.006228 1.000000	$ $	1.346867 1.253809 1.006228	29,736.14 20,035.85 4,156.89

Fidelity - VIP Investment Grade Bond Portfolio - Initial Class(4)	2004 2003 2002	$ $ $	1.103211 1.069612 1.000000	$ $	1.129702 1.103211 1.069612	1,198,154.43 1,294,721.62 1,222,325.817	$ $ $	1.105020 1.070313 1.000000	$ $	1.132676 1.105020 1.070313	422,059.94 386,242.66 206,609.43

Fidelity - VIP Index 500 Portfolio - Initial Class(4)	2004 2003 2002	$ $ $	1.017240 0.808019 1.000000	$ $	1.103103 1.017240 0.808019	737,764.71 710,734.14 302,569.884	$ $ $	1.018903 0.808547 1.000000	$ $	1.105994 1.018903 0.808547	161,190.22 132,546.15 70,269.83

		1.80%				1.75%
	Year	Beginning AUV		Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Asset Allocation - Conservative Portfolio - Service Class(5)	2004 2003	$ $	1.154926 1.000000	$1.241621 1.154926	1,207,859.08 0.00	$ $	1.155302 1.000000		$1.242634 1.155302	261,614.59 71,070.58

Asset Allocation - Growth Portfolio - Service Class(5)	2004 2003	$ $	1.244833 1.000000	$1.392775 1.244833	288,425.29 0.00	$ $	1.245236 1.000000		$1.393908 1.245236	171,541.16 171,541.16

Asset Allocation - Moderate Portfolio - Service Class(5)	2004 2003	$ $	1.176789 1.000000	$1.284535 1.176789	1,570,675.24 412,598.54	$ $	1.177178 1.000000		$1.285592 1.177178	0.00 0.00

Asset Allocation - Moderate Growth Portfolio - Service Class(5)	2004 2003	$ $	1.203797 1.000000	$1.338083 1.203797	1,615,873.10 611,865.88	$ $	1.204194 1.000000		$1.339175 1.204194	46,799.52 9,031.69

Capital Guardian Global - Service Class(5)	2004 2003	$ $	1.307837 1.000000	$1.420834 1.307837	29,938.53 0.00	$ $	1.308266 1.000000		$1.422000 1.308266	0.00 0.00

Capital Guardian U.S. Equity - Service Class(5)	2004 2003	$ $	1.247007 1.000000	$1.341192 1.247007	99,238.30 0.00	$ $	1.247408 1.000000		$1.342283 1.247408	0.00 0.00

Capital Guardian Value - Service Class(5)	2004 2003	$ $	1.280478 1.000000	$1.463879 1.280478	34,343.67 0.00	$ $	1.280900 1.000000		$1.465077 1.280900	0.00 0.00

Federated Growth & Income - Service Class(5)	2004 2003	$ $	1.187254 1.000000	$1.270863 1.187254	960.54 0.00	$ $	1.187640 1.000000		$1.271896 1.187640	1,259.00 0.00

PIMCO Total Return - Service Class(5)	2004 2003	$ $	1.008398 1.000000	$1.032300 1.008398	129,228.94 10,798.65	$ $	1.008725 1.000000		$1.033136 1.008725	15,552.55 0.00

Transamerica Equity - Service Class(5)	2004 2003	$ $	1.208512 1.000000	$1.372516 1.208512	0.00 0.00	$ $	1.208906 1.000000		$1.373635 1.208906	0.00 0.00

PAM Transamerica U.S. Government Securities - Service Class(6)	2004 2003	$ $	1.009950 1.000000	$1.020833 1.009950	0.00 0.00	$ $	1.010033 1.000000		$1.021415 1.010033	0.00 0.00

AIM V.I. Capital Appreciation Fund - Series II(1)	2004 2003	$ $	1.222780 1.000000	$1.277150 1.222780	3,462.65 0.00

AIM V.I. Core Equity Fund - Series II(2)	2004 2003	$ $	1.205470 1.000000	$1.286794 1.205470	13,182.24 4,568.24

AIM V.I. International Growth Fund - Series II(2)	2004 2003	$ $	1.275870 1.000000	$1.550334 1.275870	0.00 0.00

AIM V.I. Premier Equity Fund - Series II(2)	2004 2003	$ $	1.174676 1.000000	$1.217230 1.174676	0.00 0.00

AIM V.I. Dent Demographic Trends Fund - Series II(1)	2004 2003	$ $	1.247837 1.000000	$1.322542 1.247837	0.00 0.00

AllianceBerstein Large Cap Growth Portfolio - Class B(3)(a)	2004 2003 2002	$ $	1.147381 1.000000	$1.221091 1.147381	16,917.16 0.00	$ $ $	0.947042 0.781084 1.000000	$ $	1.008375 0.947042 0.781084	82,871.09 69,489.49 8,311.32

AllianceBerstein Global Technology Portfolio - Class B(3)(b)	2004 2003 2002	$ $	1.315429 1.000000	$1.357842 1.315429	0.00 0.00	$ $ $	0.955487 0.676115 1.000000	$ $	0.986776 0.955487 0.676115	23,677.97 20,465.84 8,470.59

Davis Value Portfolio(1)	2004 2003 2002	$ $	1.244271 1.000000	$1.372924 1.244271	21,854.33 0.00	$ $ $	1.077409 0.844851 1.000000	$ $	1.189382 1.077409 0.844851	139,751.44 132,999.75 56,324.71

Evergreen VA Balanced Fund - Class 2(2)(c)	2004 2003	$ $	1.111150 1.000000	$1.157310 1.111150	0.00 0.00

Evergreen VA Growth Fund - Class 2(4)	2004 2003	$ $	1.311768 1.000000	$1.463448 1.311768	0.00 0.00

Evergreen VA Fundamental Large Cap Fund - Class 2(2)(d)	2004 2003	$ $	1.232966 1.000000	$1.319276 1.232966	15,829.73 0.00

Evergreen VA High Income Fund - Class 2(4)	2004 2003	$ $	1.081990 1.000000	$1.151930 1.081990	34,023.56 0.00

		1.80%				1.75%
	Year	Beginning AUV		Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Evergreen VA International Equity Fund - Class 2(4)	2004 2003	$ $	1.294116 1.000000	$1.510660 1.294116	18,422.36 0.00

Evergreen VA Omega Fund - Class 2(3)	2004 2003	$ $	1.294341 1.000000	$1.360101 1.294341	28,620.83 0.00

Federated American Leaders Fund II(1)	2004 2003 2002	$ $	1.244987 1.000000	$1.342519 1.244987	0.00 0.00	$ $ $	1.010058 0.804830 1.000000	$ $	1.089713 1.010058 0.804830	292,544.59 89,246.52 84,534.85

Federated High Income Bond Fund II(2)	2004 2003 2002	$ $	1.099630 1.000000	$1.191526 1.099630	13,373.01 9,781.24	$ $ $	1.151516 0.958671 1.000000	$ $	1.250039 1.151516 0.958671	278,696.06 349,650.85 291,801.72

Federated Kaufmann Fund II(5)	2004 2003	$ $	1.328439 1.000000	$1.496138 1.328439	61,636.06 8,326.74	$ $	1.328875 1.000000		$1.497371 1.328875	151,403.48 107,546.96

Franklin Small-Midcap Growth Securities Fund - Class 2(4)(e)	2004 2003 2002	$ $	1.313794 1.000000	$1.438583 1.313794	6,224.64 0.00	$ $ $	1.023695 0.758924 1.000000	$ $	1.121485 1.023695 0.758924	380,470.73 155,101.01 65,211.61

Franklin Small Cap Value Securities Fund - Class 2(5)	2004 2003	$ $	1.317941 1.000000	$1.602003 1.317941	2,501.73 0.00	$ $	1.318377 1.000000		$1.603318 1.318377	143,519.88 4,025.65

Mutual Shares Securities Fund - Class 2(5)	2004 2003	$ $	1.195869 1.000000	$1.323057 1.195869	43,866.50 0.00	$ $	1.196257 1.000000		$1.324136 1.196257	0.00 0.00

Templeton Global Asset Allocation Fund - Class 2(4)	2004 2003 2002	$ $	1.259587 1.000000	$1.431749 1.259587	6,076.48 0.00	$ $ $	1.173852 0.905146 1.000000	$ $	1.334945 1.173852 0.905146	28,527.03 27,394.26 28,524.08

Templeton Foreign Securities Fund - Class 2(4)	2004 2003 2002	$ $	1.309264 1.000000	$1.524338 1.309264	21,721.04 0.00	$ $ $	1.017394 0.782964 1.000000	$ $	1.185107 1.017394 0.782964	15,586.85 15,958.66 10,414.73

Templeton Developing Markets Securities Fund - Class 2(1)	2004 2003 2002	$ $	1.444080 1.000000	$1.769025 1.444080	5,752.99 0.00	$ $ $	1.305777 0.868414 1.000000	$ $	1.600384 1.305777 0.868414	5,894.55 5,924.83 100.00

MFS Emerging Growth Series - Service Class(2)	2004 2003	$ $	1.192452 1.000000	$1.320297 1.192452	2,553.92 0.00

MFS Research Series - Service Class(2)	2004 2003	$ $	1.180823 1.000000	$1.340439 1.180823	0.00 0.00

MFS Total Return Series - Service Class(2)	2004 2003	$ $	1.122064 1.000000	$1.223722 1.122064	78,515.17 9,497.56

MFS Utilities Series - Service Class(4)	2004 2003	$ $	1.226123 1.000000	$1.563851 1.226123	14,308.65 0.00

Oppenheimer Balanced Fund/VA - Service Shares(2)	2004 2003	$ $	1.178217 1.000000	$1.270663 1.178217	16,944.23 9,153.02

Oppenheimer Capital Appreciation Fund/VA - Service Shares(2)	2004 2003	$ $	1.228275 1.000000	$1.286317 1.228275	8,994.80 7,075.53

Oppenheimer Main Street Fund/VA - Service Shares(1)	2004 2003	$ $	1.206778 1.000000	$1.293793 1.206778	18,913.62 0.00

Oppenheimer Strategic Bond Fund/VA - Service Shares(2)	2004 2003	$ $	1.078548 1.000000	$1.148781 1.078548	33,557.75 7,718.86

Putnam VT Global Equity Fund - Class IB Shares(2)	2004 2003 2002	$ $	1.240607 1.000000	$1.385338 1.240607	0.00 0.00	$ $ $	1.045936 0.823515 1.000000	$ $	1.168528 1.045936 0.823515	0.00 0.00 100.00

Putnam VT Growth and Income - Class IB Shares(1)	2004 2003 2002	$ $	1.227814 1.000000	$1.340054 1.227814	0.00 0.00	$ $ $	1.017925 0.813089 1.000000	$ $	1.111538 1.017925 0.813089	3,298.67 7,051.10 6,968.07

		1.80%				1.75%
	Year	Beginning AUV		Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Putnam VT Growth Opportunities Fund - Class IB Shares(1)	2004 2003 2002	$ $	1.142487 1.000000	$1.141789 1.142487	0.00 0.00	$ $ $	0.963076 0.796310 1.000000	$ $	0.962966 0.963076 0.796310	2,830.66 2,846.15 2,961.91

Putnam VT Money Market Fund - Class IB Shares(2)	2004 2003 2002	$ $	0.990954 1.000000	$0.979833 0.990954	0.00 0.00	$ $ $	0.983916 0.996052 1.000000	$ $	0.973292 0.983916 0.996052	154,594.16 167,975.72 1,781,017.08

Putnam VT New Value Fund - Class IB Shares(2)	2004 2003 2002	$ $	1.286595 1.000000	$1.458776 1.286595	14,879.06 0.00	$ $ $	1.082038 0.831056 1.000000	$ $	1.227445 1.082038 0.831056	70,703.77 71,685.17 197,540.28

Fidelity - VIP Equity-Income Portfolio - Service Class 2(1)	2004 2003 2002	$ $	1.255584 1.000000	$1.371875 1.255584	10,224.49 0.00	$ $ $	1.043951 0.816902 1.000000	$ $	1.141206 1.043951 0.816902	794,990.64 683,377.99 154,482.75

Fidelity - VIP Growth Portfolio - Service Class 2(1)	2004 2003 2002	$ $	1.242595 1.000000	$1.258674 1.242595	0.00 0.00	$ $ $	0.967467 0.742695 1.000000	$ $	0.980466 0.967467 0.742695	10,307.05 9,488.92 7,361.66

Fidelity - VIP Growth Opportunities Portfolio - Service Class 2(4)	2004 2003	$ $	1.207398 1.000000	$1.267710 1.207398	0.00 0.00

Fidelity - VIP High Income Portfolio - Service Class 2(4)	2004 2003	$ $	1.118391 1.000000	$1.201650 1.118391	0.00 0.00

Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2(4)	2004 2003	$ $	1.008303 1.000000	$1.031925 1.008303	45,699.82 18,044.69

Fidelity - VIP Index 500 Portfolio - Service Class 2(4)	2004 2003	$ $	1.209368 1.000000	$1.310800 1.209368	43,649.43 16,520.75

AIM V.I. Capital Appreciation Fund - Series I (1)	2004 2003 2002					$ $ $	1.008930 0.792586 1.000000	$ $	1.057224 1.008930 0.792586	59,663.18 57,307.52 1,876.92

AIM V.I. Core Equity Fund - Series I(2)	2004 2003 2002					$ $ $	1.033131 0.844879 1.000000	$ $	1.106368 1.033131 0.844879	50,929.92 33,789.66 26,300.01

AIM V.I. International Growth Fund - Series I(2)	2004 2003 2002					$ $ $	1.035736 0.816543 1.000000	$ $	1.262230 1.035736 0.816543	10,006.94 2,655.61 1,834.83

AIM V.I. Premier Equity Fund - Series I(2)	2004 2003 2002					$ $ $	0.946317 0.769804 1.000000	$ $	0.983682 0.946317 0.769804	16,720.30 15,185.38 256.86

AIM V.I. Dent Demographic Trends Fund - Series I(1)	2004 2003 2002					$ $ $	0.994373 0.735989 1.000000	$ $	1.057879 0.994373 0.735989	4,888.08 5,193.14 5,468.14

Evergreen VA Balanced Fund - Class 1(2)(c)	2004 2003 2002					$ $ $	1.047266 0.920371 1.000000	$ $	1.094149 1.047266 0.920371	0.00 0.00 100.00

Evergreen VA Fundamental Large Cap Fund - Class 1(4)(d)	2004 2003 2002					$ $ $	0.000001 0.808119 1.000000	$ $	1.129257 0.000001 0.808119	46,876.30 0.00 26,455.93

		1.80%			1.75%
	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Evergreen VA Growth Fund - Class 1(4)	2004 2003 2002				$ $ $	1.028311 0.752767 1.000000	$ $	1.150651 1.028311 0.752767	124,655.40 114,641.50 104,210.14

Evergreen VA High Income Fund - Class 1(4)	2004 2003 2002				$ $ $	1.166193 1.003329 1.000000	$ $	1.245664 1.166193 1.003329	215,926.73 338,671.76 96,557.13

Evergreen VA International Equity Fund - Class 1(4)	2004 2003 2002				$ $ $	1.053304 0.816080 1.000000	$ $	1.233986 1.053304 0.816080	267,828.96 250,738.79 94,173.75

Evergreen VA Omega Fund - Class 1(3)	2004 2003 2002				$ $ $	1.097892 0.797702 1.000000	$ $	1.156794 1.097892 0.797702	324,197.79 285,684.40 144,204.23

MFS Emerging Growth Series - Initial Class(2)	2004 2003 2002				$ $ $	0.954840 0.746027 1.000000	$ $	1.059980 0.954840 0.746027	0.00 0.00 100.00

MFS Research Series - Initial Class(2)	2004 2003 2002				$ $ $	0.960971 0.784063 1.000000	$ $	1.094095 0.960971 0.784063	9,414.82 6,257.54 4,979.43

MFS Total Return Series - Initial Class(2)	2004 2003 2002				$ $ $	1.048659 0.917280 1.000000	$ $	1.147252 1.048659 0.917280	756,412.41 920,965.59 273,881.12

MFS Utilities Series - Initial Class(4)	2004 2003 2002				$ $ $	1.116852 0.836222 1.000000	$ $	1.429062 1.116852 0.836222	194,128.74 39,565.42 23,424.97

Oppenheimer Balanced Fund/VA - Initial Shares(2)	2004 2003 2002				$ $ $	1.100980 0.896493 1.000000	$ $	1.191285 1.100980 0.896493	208,413.34 31,945.99 26,165.51

Oppenheimer Capital Appreciation Fund/VA - Initial Shares(2)	2004 2003 2002				$ $ $	1.010823 0.785445 1.000000	$ $	1.062303 1.010823 0.785445	383,952.63 307,064.11 119,024.25

Oppenheimer Main Street Fund/VA - Initial Shares(1)	2004 2003 2002				$ $ $	1.002082 0.804617 1.000000	$ $	1.077953 1.002082 0.804617	348,323.44 151,175.80 101,926.05

Oppenheimer Strategic Bond Fund/VA - Initial Shares(2)	2004 2003 2002				$ $ $	1.194074 1.028999 1.000000	$ $	1.275267 1.194074 1.028999	259,060.18 677,828.87 199,462.95

Fidelity - VIP Growth Opportunities Portfolio - Service Class(4)	2004 2003 2002				$ $ $	1.040053 0.816154 1.000000	$ $	1.094276 1.040053 0.816154	65,985.73 70,460.37 28,734.80

Fidelity - VIP High Income Portfolio - Service Class(4)	2004 2003 2002				$ $ $	1.256881 1.007220 1.000000	$ $	1.352154 1.256881 1.007220	27,789.80 42,072.88 21,418.19

Fidelity - VIP Investment Grade Bond Portfolio - Initial Class(4)	2004 2003 2002				$ $ $	1.107740 1.071367 1.000000	$ $	1.137138 1.107740 1.071367	793,799.19 1,236,435.16 614,956.60

Fidelity - VIP Index 500 Portfolio - Initial Class(4)	2004 2003 2002				$ $ $	1.021433 0.809356 1.000000	$ $	1.110373 1.021433 0.809356	183,968.50 140,060.37 76,630.68

		1.50%					1.40%
	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Asset Allocation - Conservative Portfolio - Service Class(5)	2004 2003	$ $	1.157202 1.000000		$1.247755 1.157202	1,510,978.74 804,839.05	$ $	1.157960 1.000000		$1.249806 1.157960	944,204.01 278,756.31

Asset Allocation - Growth Portfolio - Service Class(5)	2004 2003	$ $	1.247283 1.000000		$1.399649 1.247283	2,518,412.61 1,366,593.38	$ $	1.248110 1.000000		$1.401958 1.248110	2,556,630.30 1,697,829.65

Asset Allocation - Moderate Portfolio - Service Class(5)	2004 2003	$ $	1.179114 1.000000		$1.290878 1.179114	4,812,454.12 1,534,298.70	$ $	1.179882 1.000000		$1.293007 1.179882	3,341,006.57 1,076,253.05

Asset Allocation - Moderate Growth Portfolio - Service Class(5)	2004 2003	$ $	1.206176 1.000000		$1.344702 1.206176	9,171,565.09 4,563,263.82	$ $	1.206972 1.000000		$1.346917 1.206972	7,626,772.73 5,023,041.46

Capital Guardian Global - Service Class(5)	2004 2003	$ $	1.310414 1.000000		$1.427847 1.310414	303,380.82 12,614.11	$ $	1.311277 1.000000		$1.430214 1.311277	39,209.98 0.00

Capital Guardian U.S. Equity - Service Class(5)	2004 2003	$ $	1.249463 1.000000		$1.347820 1.249463	919,748.14 229,325.73	$ $	1.250279 1.000000		$1.350031 1.250279	187,014.95 28,380.76

Capital Guardian Value - Service Class(5)	2004 2003	$ $	1.283000 1.000000		$1.471108 1.283000	484,924.22 18,293.99	$ $	1.283835 1.000000		$1.473523 1.283835	228,057.65 30,958.11

Federated Growth & Income - Service Class(5)	2004 2003	$ $	1.189591 1.000000		$1.277134 1.189591	120,648.25 62,818.52	$ $	1.190372 1.000000		$1.279234 1.190372	245,747.49 97,312.59

PIMCO Total Return - Service Class(5)	2004 2003	$ $	1.010392 1.000000		$1.037408 1.010392	521,156.66 37,103.46	$ $	1.011059 1.000000		$1.039112 1.011059	1,233,758.44 261,179.38

Transamerica Equity - Service Class(5)	2004 2003	$ $	1.210890 1.000000		$1.379279 1.210890	295,644.24 18,793.93	$ $	1.216688 1.000000		$1.381562 1.216688	351,660.69 97,023.77

PAM Transamerica U.S. Government Securities - Service Class(6)	2004 2003	$ $	1.010428 1.000000		$1.024349 1.010428	0.00 0.00	$ $	1.010586 1.000000		$1.025525 1.010586	0.00 0.00

AIM V.I. Capital Appreciation Fund - Series II (1)	2004 2003	$ $	1.225200 1.000000		$1.283485 1.225200	59,865.35 0.00

AIM V.I. Core Equity Fund - Series II(2)	2004 2003	$ $	1.207849 1.000000		$1.293159 1.207849	48,960.84 0.00

AIM V.I. International Growth Fund - Series II(2)	2004 2003	$ $	1.278390 1.000000		$1.557997 1.278390	1,834.31 0.00

AIM V.I. Premier Equity Fund - Series II(2)	2004 2003	$ $	1.176989 1.000000		$1.223245 1.176989	0.00 0.00

AIM V.I. Dent Demographic Trends Fund - Series II(1)	2004 2003	$ $	1.250298 1.000000		$1.329079 1.250298	81,526.74 0.00

AllianceBerstein Large Cap Growth Portfolio - Class B(3)(a)	2004 2003 2002 2001	$ $ $	0.950930 0.782376 1.000000	$ $	1.015016 0.950930 0.782376	1,469,035.71 1,435,777.68 1,160,902.001	$ $ $ $	0.531147 0.436562 0.640087 1.000000	$ $ $	0.567496 0.531147 0.436562 0.640087	4,068,226.94 4,790,849.43 4,988,524.988 2,387,654.410

AllianceBerstein Global Technology Portfolio - Class B(3)(b)	2004 2003 2002 2001	$ $ $	0.959422 0.677233 1.000000	$ $	0.993285 0.959422 0.677233	440,916.06 371,494.99 657,319.771	$ $ $ $	0.386776 0.272755 0.475293 1.000000	$ $ $	0.400832 0.386776 0.272755 0.475293	1,192,040.71 1,501,261.26 1,975,058.131 1,335,257.364

Davis Value Portfolio(1)	2004 2003 2002 2001 2000	$ $ $	1.081849 0.846245 1.000000	$ $	1.197243 1.081849 0.846245	4,742,271.05 4,359,666.83 2,163,925.980	$ $ $ $ $	0.916495 0.716203 0.867257 0.981487 1.000000	$ $ $ $	1.015252 0.916495 0.716203 0.867257 0.981487	9,231,552.75 9,375,549.83 8,766,223.788 5,250,003.308 632,901.912

Evergreen VA Balanced Fund - Class 2(2)(c)	2004 2003	$ $	1.113350 1.000000		$1.163045 1.113350	132,093.26 0.00

		1.50%					1.40%
	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Evergreen VA Fundamental Large Cap Fund - Class 2(2)(d)	2004 2003	$ $	1.235398 1.000000	$ $	1.325793 1.235398	152,990.62 5,516.84

Evergreen VA Growth Fund - Class 2(4)	2004 2003	$ $	1.314359 1.000000	$ $	1.470674 1.314359	57,153.80 4,844.82

Evergreen VA High Income Fund - Class 2(4)	2004 2003	$ $	1.084121 1.000000	$ $	1.157619 1.084121	196,734.56 45,260.73

Evergreen International Equity Fund - Class 2(4)	2004 2003	$ $	1.296673 1.000000	$ $	1.518124 1.296673	100,202.44 4,624.70

Evergreen VA Omega Fund - Class 2(3)	2004 2003	$ $	1.296890 1.000000	$ $	1.366816 1.296890	462,398.41 14,808.04

Federated American Leaders Fund II(1)	2004 2003 2002 2001 2000	$ $ $	1.014213 0.806165 1.000000	$ $ $	1.096891 1.014213 0.806165	1,428,791.94 1,456,733.75 929,534.182	$ $ $ $ $	0.970897 0.770965 0.979835 1.037340 1.000000	$ $ $ $ $	1.051098 0.970897 0.770965 0.979835 1.037340	2,821,019.56 2,999,029.38 2,642,506.954 1,216,647.344 368,955.026

Federated High Income Bond Fund II(2)	2004 2003 2002 2001 2000 1999 1998	$ $ $	1.156253 0.960258 1.000000	$ $ $	1.258270 1.156253 0.960258	1,264,983.15 1,294,650.96 691,494.197	$ $ $ $ $ $ $	1.123414 0.932067 0.932168 0.932407 1.039161 1.029959 0.97756	$ $ $ $ $ $ $	1.223754 1.123414 0.932067 0.932168 0.932407 1.039161 1.029959	3,915,891.49 5,165,223.53 5,219,014.374 5,063,570.576 5,394,818.345 4,889,829.326 565,655.506

Federated Kaufmann Fund II(5)	2004 2003	$ $	1.331057 1.000000	$ $	1.503535 1.331057	1,256,576.85 437,542.89	$ $	1.331931 1.000000	$ $	1.505993 1.331931	979,623.57 408,937.97

Franklin Small-Midcap Growth Securities Fund - Class 2(4)(e)	2004 2003 2002 2001 2000 1999	$ $ $	1.027903 0.760172 1.000000	$ $ $	1.128876 1.027903 0.760172	3,619,210.99 3,502,243.87 2,478,217.665	$ $ $ $ $ $	1.058058 0.781707 1.111487 1.329963 1.616150 1.000000	$ $ $ $ $ $	1.163139 1.058058 0.781707 1.111487 1.329963 1.616150	7,082,830.31 7,500,080.11 7,515,775.251 5,706,916.807 4,010,035.461 780,075.201

Franklin Small Cap Value Securities Fund - Class 2(5)	2004 2003	$ $	1.320547 1.000000	$ $	1.609925 1.320547	168,914.05 25,643.16	$ $	1.321415 1.000000	$ $	1.612516 1.321415	239,908.97 69,441.92

Mutual Shares Securities Fund - Class 2(5)	2004 2003	$ $	1.198227 1.000000	$ $	1.329587 1.198227	492,259.21 18,232.82	$ $	1.199004 1.000000	$ $	1.331770 1.199004	807,175.25 368,311.31

Templeton Global Asset Allocation Fund - Class 2(4)	2004 2003 2002 2001 2000 1999	$ $ $	1.178679 0.906639 1.000000	$ $ $	1.343761 1.178679 0.906639	1,832,587.50 1,566,305.82 629,779.475	$ $ $ $ $ $	1.165389 0.895529 0.949734 1.069484 1.083998 1.000000	$ $ $ $ $	1.329904 1.165389 0.895529 0.949734 1.069484 1.083998	1,360,922.03 1,247,693.91 1,091,426.827 766,947.356 499,506.284 248,746.829

Templeton Foreign Securities Fund - Class 2(4)	2004 2003 2002 2001 2000 1999	$ $ $	1.021580 0.784264 1.000000	$ $ $	1.192919 1.021580 0.784264	1,689,381.85 1,174,533.39 923,206.524	$ $ $ $ $ $	0.929603 0.712942 0.887716 1.071637 1.113051 1.000000	$ $ $ $ $ $	1.086586 0.929603 0.712942 0.887716 1.071637 1.113051	3,743,348.08 3,737,321.33 3,561,033.100 2,539,291.996 1,979,094.445 729,680.581

Templeton Developing Markets Securities Fund - Class 2(1)	2004 2003 2002 2001 2000	$ $ $	1.311160 0.869851 1.000000	$ $ $	1.610942 1.311160 0.869851	321,410.94 245,611.93 157,745.824	$ $ $ $ $	1.078227 0.714614 0.725682 0.800623 1.000000	$ $ $ $ $	1.326059 1.078227 0.714614 0.725682 0.800623	335,841.73 301,901.87 211,512.871 60,677.090 19,394.987

MFS Emerging Growth Series - Service Class(2)	2004 2003	$ $	1.194799 1.000000	$ $	1.326807 1.194799	10,261.11 0.00

		1.50%					1.40%
	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
MFS Research Series - Service Class(2)	2004 2003	$ $	1.183148 1.000000	$ $	1.347053 1.183148	15,012.50 441.59

MFS Total Return Series - Service Class(2)	2004 2003	$ $	1.124278 1.000000	$ $	1.229768 1.124278	720,869.28 10,313.60

MFS Utilities Series - Service Class(4)	2004 2003	$ $	1.228535 1.000000	$ $	1.571568 1.228535	62,054.36 26,014.55

Oppenheimer Balanced Fund/VA - Service Shares(2)	2004 2003	$ $	1.180541 1.000000	$ $	1.276943 1.180541	38,087.70 17,242.26

Oppenheimer Capital Appreciation Fund/VA - Service Shares(2)	2004 2003	$ $	1.230692 1.000000	$ $	1.292660 1.230692	255,044.21 38,469.23

Oppenheimer Main Street Fund/VA - Service Shares(1)	2004 2003	$ $	1.209157 1.000000	$ $	1.300182 1.209157	51,532.66 0.00

Oppenheimer Strategic Bond Fund/VA - Service Shares(2)	2004 2003	$ $	1.080679 1.000000	$ $	1.154457 1.080679	537,279.91 141,531.08

Putnam VT Global Equity Fund - Class IB Shares(2)	2004 2003 2002 2001 2000 1999 1998	$ $ $	1.050246 0.824873 1.000000	$ $ $	1.176234 1.050246 0.824873	182,482.62 177,919.99 39,180.278	$ $ $ $ $ $ $	0.884727 0.694182 0.907043 1.309667 1.890365 1.16479 1.000000	$ $ $ $ $ $ $	0.991844 0.884727 0.694182 0.907043 1.309667 1.890365 1.16479	3,787,704.77 4,548,441.51 5,273,791.543 6,443,292.531 6,137,419.658 2,378,366.267 58,681.348

Putnam VT Growth and Income - Class IB Shares(1)	2004 2003 2002 2001 2000	$ $ $	1.022109 0.814427 1.000000	$ $ $	1.118856 1.022109 0.814427	685,903.15 673,207.31 803,375.782	$ $ $ $ $	1.000262 0.796241 0.996634 1.079699 1.000000	$ $ $ $ $	1.096022 1.000262 0.796241 0.996634 1.079699	2,488,325.05 2,849,576.71 2,953,933.043 1,637,012.271 220,029.841

Putnam VT Growth Opportunities Fund - Class IB Shares(1)	2004 2003 2002 2001 2000	$ $ $	0.967036 0.797620 1.000000	$ $ $	0.969310 0.967036 0.797620	142,905.73 127,466.09 73,103.807	$ $ $ $ $	0.409913 0.337759 0.485741 0.725408 1.000000	$ $ $ $ $	0.411281 0.409913 0.337759 0.485741 0.725408	2,336,219.54 2,410,524.65 2,850,695.126 2,857,992.262 1,356,383.678

Putnam VT Money Market Fund - Class IB Shares(2)	2004 2003 2002 2001 2000 1999 1998	$ $ $	0.987890 0.997688 1.000000	$ $ $	0.979695 0.987890 0.997688	1,132,856.88 537,748.90 505,304.226	$ $ $ $ $ $ $	1.097083 1.106838 1.109016 1.083783 1.038440 1.00569 1.000000	$ $ $ $ $ $ $	1.088989 1.097083 1.106838 1.109016 1.083783 1.038440 1.00569	3,409,245.93 5,781,535.97 8,184,187.589 9,595,456.011 3,282,716.436 2,941,174.912 78,629.855

Putnam VT New Value Fund - Class IB Shares(2)	2004 2003 2002 2001 2000 1999 1998	$ $ $	1.086475 0.832422 1.000000	$ $ $	1.235513 1.086475 0.832422	680,614.90 617,700.05 435,393.198	$ $ $ $ $ $ $	1.433173 1.096962 1.317983 1.293634 1.071862 1.084061 1.000000	$ $ $ $ $ $ $	1.631386 1.433173 1.096962 1.317983 1.293634 1.071862 1.084061	2,377,491.46 2,943,285.15 3,231,148.922 3,144,197.623 1,552,417.849 1,133,575.798 62,564.405

Fidelity - VIP Equity-Income Portfolio - Service Class 2(1)	2004 2003 2002 2001 2000	$ $ $	1.048248 0.818251 1.000000	$ $ $	1.148727 1.048248 0.818251	3,105,348.96 2,722,618.62 1,545,871.799	$ $ $ $ $	1.061718 0.827945 1.013361 1.084290 1.000000	$ $ $ $ $	1.164636 1.061718 0.827945 1.013361 1.084290	4,507,267.61 4,535,350.83 4,414,165.037 1,937,780.828 171,075.872

		1.50%					1.40%
	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Fidelity - VIP Growth Portfolio - Service Class 2(1)	2004 2003 2002 2001 2000	$ $ $	0.971442 0.743924 1.000000	$ $ $	0.986943 0.971442 0.743924	997,273.03 1,003,863.06 1,370,891.756	$ $ $ $ $	0.615224 0.470673 0.684720 0.845413 1.000000	$ $ $ $ $	0.625649 0.615224 0.470673 0.684720 0.845413	3,018,645.69 3,456,707.44 3,844,880.409 3,049,876.730 1,094,685.468

Fidelity - VIP Growth Opportunities Portfolio - Service Class 2(4)	2004 2003	$ $	1.209783 1.000000	$ $	1.273975 1.209783	84,194.12 9,958.82

Fidelity - VIP High Income Portfolio - Service Class 2(4)	2004 2003	$ $	1.120596 1.000000	$ $	1.207591 1.120596	178,441.63 65,511.12

Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2(4)	2004 2003	$ $	1.010296 1.000000	$ $	1.037025 1.010296	141,140.2 8 67,839.86

Fidelity - VIP Index 500 Portfolio - Service Class 2(4)	2004 2003	$ $	1.211748 1.000000	$ $	1.317272 1.211748	162,086.72 12,932.20

AIM V.I. Capital Appreciation Fund - Series I(1)	2004 2003 2002 2001 2000	$ $ $	1.013074 0.793896 1.000000	$ $ $	1.064203 1.013074 0.793896	1,903,184.61 1,966,130.69 1,294,402.219	$ $ $ $ $	1.116529 0.87411 1.171761 1.548873 1.000000	$ $ $ $ $	1.174036 1.116529 0.87411 1.171761 1.548873	1,539,787.09 1,747,134.83 2,145,186.828 1,618,708.547 458,897.594

AIM V.I. Core Equity Fund - Series I(2)	2004 2003 2002 2001 2000 1999 1998	$ $ $	1.037388 0.846280 1.000000	$ $ $	1.113682 1.037388 0.846280	325,248.32 335,126.64 239,225.504	$ $ $ $ $ $ $	1.092999 0.890767 1.069980 1.406145 1.668693 1.260383 1.085904	$ $ $ $ $ $ $	1.174540 1.092999 0.890767 1.069980 1.406145 1.668693 1.260383	7,066,030.78 8,688,421.29 9,989,975.153 12,287,415.915 12,827,416.397 6,521,679.805 213,324.783

AIM V.I. International Growth Fund - Series I(2)	2004 2003 2002 2001 2000 1999 1998	$ $ $	1.039997 0.817887 1.000000	$ $ $	1.270539 1.039997 0.817887	254,176.36 154,851.02 119,494.645	$ $ $ $ $ $ $	0.954286 0.749742 0.901563 1.195650 1.647309 1.077315 1.000000	$ $ $ $ $ $	1.166982 0.954286 0.749742 0.901563 1.195650 1.647309 1.077315	2,384,888.30 2,592,640.75 2,859,884.171 3,139,688.461 2,874,867.982 974,356.520 85,589.093

AIM V.I. Premier Equity Fund - Series I(2)	2004 2003 2002 2001 2000 1999 1998	$ $ $	0.950203 0.771063 1.000000	$ $ $	0.990159 0.950203 0.771063	444,262.21 456,566.50 583,274.948	$ $ $ $ $ $ $	0.998611 0.809545 1.177056 1.365146 1.621757 1.265957 1.08306	$ $ $ $ $ $ $	1.041626 0.998611 0.809545 1.177056 1.365146 1.621757 1.265957	15,799,120.32 19,543,609.88 22,880,182.229 26,174,636.002 26,566,665.643 14,061,168.861 710,879.859

AIM V.I. Dent Demographic Trends Fund - Series I(1)	2004 2003 2002 2001 2000	$ $ $	0.998460 0.737206 1.000000	$ $ $	1.064851 0.998460 0.737206	320,998.85 346,241.51 99,788.303	$ $ $ $ $	0.475100 0.350442 0.524137 0.780681 1.000000	$ $ $ $ $	0.507190 0.475100 0.350442 0.524137 0.780681	1,468,429.24 1,574,364.06 1,762,039.730 1,894,905.908 1,172,826.211

Evergreen VA Balanced Fund - Class 1(2)(c)	2004 2003 2002 2001 2000 1999 1998	$ $ $	1.051574 0.921886 1.000000	$ $ $	1.101356 1.051574 0.921886	616,524.24 722,953.53 563,734.199	$ $ $ $ $ $ $	1.000536 0.876280 0.983605 1.090926 1.163482 1.066334 1.000000	$ $ $ $ $ $ $	1.048939 1.000536 0.876280 0.983605 1.090926 1.163482 1.066334	8,832,782.26 11,630,643.63 13,056,733.731 15,428,080.636 15,592,268.934 10,212,042.456 730,048.182

		1.50%					1.40%
	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Evergreen VA Fundamental Large Cap Fund - Class 1(2)(d)	2004 2003 2002 2001 2000 1999 1998	$ $ $	1.056506 0.823986 1.000000	$ $ $	1.136714 1.056506 0.823986	1,884,030.20 1,884,242.53 248,571.579	$ $ $ $ $ $ $	1.148929 0.895188 1.073089 1.238902 1.259978 1.077551 1.000000	$ $ $ $ $ $	1.237374 1.148929 0.895188 1.073089 1.238902 1.259978 1.077551	4,695,011.11 6,050,216.21 2,334,173.491 2,430,609.290 2,407,199.917 1,897,269.471 423,067.758

Evergreen VA Growth Fund - Class 1(4)	2004 2003 2002 2001 2000 1999	$ $ $	1.032543 0.754006 1.000000	$ $ $	1.158238 1.032543 0.754006	1,138,990.19 1,165,801.18 1,253,527.441	$ $ $ $ $ $	1.377897 1.005214 1.394549 1.515453 1.356656 1.000000	$ $ $ $ $ $	1.547174 1.377897 1.005214 1.394549 1.515453 1.356656	1,521,485.89 1,691,097.63 1,666,346.183 1,220,267.134 1,034,006.742 360,299.090

Evergreen VA High Income Fund - Class 1(4)	2004 2003 2002 2001 2000 1999	$ $ $	1.170993 1.004980 1.000000	$ $ $	1.253865 1.170993 1.004980	1,304,424.49 1,409,177.25 661,643.905	$ $ $ $ $ $	1.390416 1.192139 1.128120 1.037494 1.038416 1.000000	$ $ $ $ $ $	1.490296 1.390416 1.192139 1.128120 1.037494 1.038416	1,337,367.45 1,391,319.02 1,020,236.438 425,380.278 161,016.536 138,172.993

Evergreen VA International Equity Fund - Class 1(4)	2004 2003 2002 2001 2000 1999	$ $ $	1.057658 0.817435 1.000000	$ $ $	1.242149 1.057658 0.817435	1,299,862.39 1,323,819.85 594,081.645	$ $ $ $ $ $	1.163354 0.898253 1.017358 1.260910 1.346634 1.000000	$ $ $ $ $ $	1.367633 1.163354 0.898253 1.017358 1.260910 1.346634	2,631,190.92 2,806,481.54 885,468.132 497,777.168 488,111.025 97,099.617

Evergreen VA Omega Fund - Class 1(3)	2004 2003 2002 2001	$ $ $	1.102418 0.799021 1.000000	$ $ $	1.164437 1.102418 0.799021	1,430,760.96 1,451,563.49 1,199,672.585	$ $ $ $	0.896297 0.648999 0.881942 1.000000	$ $ $ $	0.947648 0.896297 0.648999 0.881942	2,183,898.40 2,169,270.42 2,165,688.096 1,150,247.122

MFS Emerging Growth Series - Initial Class(2)	2004 2003 2002 2001 2000 1999 1998	$ $ $	0.958759 0.747254 1.000000	$ $ $	1.066965 0.958759 0.747254	126,312.60 172,054.67 169,209.066	$ $ $ $ $ $ $	0.962538 0.749463 1.147334 1.749304 2.206323 1.265976 1.023088	$ $ $ $ $ $ $	1.072234 0.962538 0.749463 1.147334 1.749304 2.206323 1.265976	7,289,260.61 9,152,624.56 9,939,186.976 11,874,695.842 11,939,502.338 5,268,344.689 370,997.778

MFS Research Series - Initial Class(2)	2004 2003 2002 2001 2000 1999 1998	$ $ $	0.964929 0.785362 1.000000	$ $ $	1.101306 0.964929 0.785362	353,255.08 236,971.06 158,166.042	$ $ $ $ $ $ $	0.989078 0.804226 1.080664 1.391634 1.482998 1.212231 1.056268	$ $ $ $ $ $ $	1.129986 0.989078 0.804226 1.080664 1.391634 1.482998 1.212231	4,979,890.52 6,431,074.84 7,193,969.080 8,544,154.38 4 8,448,027.676 5,446,898.645 420,718.942

MFS Total Return Series - Initial Class(2)	2004 2003 2002 2001 2000 1999 1998	$ $ $	1.052964 0.918785 1.000000	$ $ $	1.154793 1.052964 0.918785	7,189,934.36 7,658,923.78 4,604,049.210	$ $ $ $ $ $ $	1.327513 1.157209 1.237367 1.251694 1.093953 1.076083 1.025646	$ $ $ $ $ $ $	1.457342 1.327513 1.157209 1.237367 1.251694 1.093953 1.076083	13,560,420.05 15,159,281.12 15,102,211.986 10,631,523.898 6,125,138.173 4,709,530.689 361,289.760

46

		1.50%					1.40%
	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
MFS Utilities Series - Initial Class(4)	2004 2003 2002 2001 2000 1999	$ $ $	1.121449 0.837601 1.000000	$ $ $	1.438497 1.121449 0.837601	518,994. 57 494,555.51 247,161.124	$ $ $ $ $ $	1.139260 0.850067 1.115934 1.493055 1.413957 1.000000	$ $ $ $ $ $	1.462789 1.139260 0.850067 1.115934 1.493055 1.413957	6,031,587.29 7,320,006.83 8,363,041.633 9,767,240.462 6,820,401.291 1,657,355.059

Oppenheimer Balanced Fund/VA - Initial Shares(2)	2004 2003 2002 2001 2000 1999 1998	$ $ $	1.105511 0.897970 1.000000	$ $ $	1.199146 1.105511 0.897970	1,434,897.65 1,432,927.99 826,480.241	$ $ $ $ $ $ $	1.348800 1.094508 1.238678 1.228870 1.170664 1.061787 1.000000	$ $ $ $ $ $ $	1.464489 1.348800 1.094508 1.238678 1.228870 1.170664 1.061787	2,978,720.84 3,623,968.90 4,211,230.692 3,109,495.203 1,928,822.961 1,503,090.531 118,249.261

Oppenheimer Capital Appreciation Fund/VA - Initial Shares(2)	2004 2003 2002 2001 2000 1999 1998	$ $ $	1.014990 0.786744 1.000000	$ $ $	1.069312 1.014990 0.786744	5,273,874.55 5,335,363.63 2,866,702.786	$ $ $ $ $ $ $	1.394246 1.079661 1.496832 1.736299 1.764620 1.263125 1.084144	$ $ $ $ $ $ $	1.470311 1.394246 1.079661 1.496832 1.736299 1.764620 1.263125	10,087,971.61 11,478,082.57 12,235,841.629 11,020,976.054 9,265,020.588 4,797,474.137 323,537.371

Oppenheimer Main Street Fund/VA - Initial Shares(1)	2004 2003 2002 2001 2000	$ $ $	1.006210 0.805946 1.000000	$ $ $	1.085073 1.006210 0.805946	2,357,669.99 2,568,857.58 1,781,997.379	$ $ $ $ $	1.137999 0.910614 1.137129 1.283567 1.000000	$ $ $ $ $	1.228404 1.137999 0.910614 1.137129 1.283567	3,986,887.19 4,446,006.82 4,113,580.704 2,542,326.037 731,230.202

Oppenheimer Strategic Bond Fund/VA - Initial Shares(2)	2004 2003 2002 2001 2000 1999 1998	$ $ $	1.198967 1.030692 1.000000	$ $ $	1.283659 1.198967 1.030692	1,235,052.30 1,306,986.16 690,557.845	$ $ $ $ $ $ $	1.328154 1.140615 1.076462 1.041157 1.028609 1.014327 0.988927	$ $ $ $ $ $ $	1.423372 1.328154 1.140615 1.076462 1.041157 1.028609 1.014327	4,817,431.58 5,895,059.82 6,104,591.377 5,262,119.013 4,563,525.355 3,502,331.278 543,298.914

Fidelity - VIP Growth Opportunities Portfolio - Service Class(4)	2004 2003 2002 2001 2000 1999	$ $ $	1.044317 0.817493 1.000000	$ $ $	1.101483 1.044317 0.817493	844,700.39 9 30,965.94 437,029.968	$ $ $ $ $ $	1.054622 0.824736 1.070965 1.269068 1.551609 1.000000	$ $ $ $ $ $	1.113442 1.054622 0.824736 1.070965 1.269068 1.551609	3,109,991.82 3,726,859.97 4,265,738.1 774,937,889.718 5,653,717.740 3,266,566.939

Fidelity - VIP High Income Portfolio - Service Class(4)	2004 2003 2002 2001 2000 1999	$ $ $	1.262048 1.008871 1.000000	$ $ $	1.361060 1.262048 1.008871	779,998.92 832,735.48 391,949.933	$ $ $ $ $ $	0.991863 0.792103 0.779089 0.895076 1.170692 1.000000	$ $ $ $ $ $	1.070748 0.991863 0.792103 0.779089 0.895076 1.170692	2,179,705.29 2,266,340.79 1,981,244.323 1,691,947.761 1,311,906.355 615,977.656

Fidelity - VIP Investment Grade Bond Portfolio - Initial Class(4)	2004 2003 2002 2001 2000 1999	$ $ $	1.112292 1.073132 1.000000	$ $ $	1.144623 1.112292 1.073132	4,728,282.50 5,397,948.08 3,168,252.088	$ $ $ $ $ $	1.498567 1.444379 1.327309 1.240959 1.131353 1.000000	$ $ $ $ $ $	1.543658 1.498567 1.444379 1.327309 1.240959 1.131353	8,334,886.61 10,188,140.03 10,852,222.227 5,354,639.120 1,968,721.236 828,979.275

Fidelity - VIP Index 500 Portfolio - Initial Class(4)	2004 2003 2002 2001 2000 1999	$ $ $	1.025621 0.810688 1.000000	$ $ $	1.117676 1.025621 0.810688	2,934,512.85 3,022,699.61 1,562,877.461	$ $ $ $ $ $	1.489792 1.176424 1.534273 1.770093 1.978931 1.000000	$ $ $ $ $ $	1.625122 1.489792 1.176424 1.534273 1.770093 1.978931	10,698,575.22 12,282,913.00 12,530,218.265 12,265,572.300 11,036,845.366 4,949,460.935

		1.30%					1.25%
	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Asset Allocation - Conservative Portfolio - Service Class(5)	2004 2003	$ $	1.158727 1.000000	$ $	1.251868 1.158727	2,557,862.39 598,547.59	$ $	1.159107 1.000000	$ $	1.252896 1.159107	424,065.57 187,471.56

Asset Allocation - Growth Portfolio - Service Class(5)	2004 2003	$ $	1.248932 1.000000	$ $	1.404276 1.248932	2,324,439.74 125,348.42	$ $	1.249341 1.000000	$ $	1.405428 1.249341	1,118,994.77 130,484.56

Asset Allocation - Moderate Portfolio - Service Class(5)	2004 2003	$ $	1.180666 1.000000	$ $	1.295146 1.180666	3,881,698.05 378,835.19	$ $	1.181053 1.000000	$ $	1.296213 1.181053	1,410,329.70 423,957.78

Asset Allocation - Moderate Growth Portfolio - Service Class(5)	2004 2003	$ $	1.207772 1.000000	$ $	1.349136 1.207772	5,213,499.97 615,017.36	$ $	1.208171 1.000000	$ $	1.350258 1.208171	3,414,872.27 432,088.50

Capital Guardian Global - Service Class(5)	2004 2003	$ $	1.312143 1.000000	$ $	1.432568 1.312143	289,971.62 114,305.66	$ $	1.312577 1.000000	$ $	1.433755 1.312577	41,712.71 23,392.50

Capital Guardian U.S. Equity - Service Class(5)	2004 2003	$ $	1.251112 1.000000	$ $	1.352264 1.251112	482,610.28 123,454.18	$ $	1.251510 1.000000	$ $	1.353372 1.251510	72,694.98 50,463.58

Capital Guardian Value) - Service Class(5)	2004 2003	$ $	1.284690 1.000000	$ $	1.475955 1.284690	358,483.42 65,446.23	$ $	1.285103 1.000000	$ $	1.477160 1.285103	44,386.85 0.00

Federated Growth & Income - Service Class(5)	2004 2003	$ $	1.191154 1.000000	$ $	1.281343 1.191154	105,858.52 0.00	$ $	1.191557 1.000000	$ $	1.282409 1.191557	96,603.40 29,631.80

PIMCO Total Return - Service Class(5)	2004 2003	$ $	1.011723 1.000000	$ $	1.040825 1.011723	343,285.60 121,313.41	$ $	1.012056 1.000000	$ $	1.041695 1.012056	262,431.02 63,637.89

Transamerica Equity - Service Class(5)	2004 2003	$ $	1.212483 1.000000	$ $	1.383835 1.212483	56,515.02 0.00	$ $	1.212890 1.000000	$ $	1.384986 1.212890	132,561.21 3,387.53

PAM Transamerica U.S. Government Securities - Service Class(6)	2004 2003	$ $	1.010743 1.000000	$ $	1.026699 1.010743	5,671.12 0.00	$ $	1.010822 1.000000	$ $	1.027279 1.010822	0.00 0.00

AIM V.I. Capital Appreciation Fund - Series II(1)	2004 2003	$ $	1.226808 1.000000	$ $	1.287718 1.226808	29,334.67 5,047.65	$ $	1.227206 1.000000	$ $	1.288776 1.227206	56,549.98 49,892.16

AIM V.I. Core Equity Fund - Series II(2)	2004 2003	$ $	1.209438 1.000000	$ $	1.297415 1.209438	38,913.05 4,193.47	$ $	1.209838 1.000000	$ $	1.298494 1.209838	2,427.84 1,542.96

AIM V.I. International Growth Fund - Series II(2)	2004 2003	$ $	1.280077 1.000000	$ $	1.563143 1.280077	13,668.24 0.00	$ $	1.280499 1.000000		$1.564433 1.280499	0.00 0.00

AIM V.I. Premier Equity Fund - Series II(2)	2004 2003	$ $	1.178540 1.000000	$ $	1.227277 1.178540	0.00 0.00	$ $	1.178932 1.000000	$ $	1.228285 1.178932	0.00 0.00

AIM V.I. Dent Demographic Trends Fund - Series II(1)	2004 2003	$ $	1.251944 1.000000	$ $	1.333463 1.251944	11,165.47 0.00	$ $	1.252353 1.000000	$ $	1.334571 1.252353	0.00 0.00

AllianceBerstein Large Cap Growth Portfolio - Class B(3)(a)	2004 2003 2002 2001	$ $	1.151167 1.000000	$ $	1.231190 1.151167	19,669.07 0.00	$ $ $ $	0.705949 0.579386 0.848253 1.000000	$ $ $ $	0.755403 0.705949 0.579386 0.848253	1,254,264.73 1,219,960.93 1,075,986.041 249,995.271

AllianceBerstein Global Technology Portfolio - Class B(3)(b)	2004 2003 2002 2001	$ $	1.319755 1.000000	$ $	1.369042 1.319755	18,355.51 0.00	$ $ $ $	0.651168 0.458515 0.797798 1.000000	$ $ $ $	0.675822 0.651168 0.458515 0.797798	743,992.89 786,610.49 668,422.581 152,234.666

Davis Value Portfolio(1)	2004 2003 2002 2001 2000	$ $	1.248367 1.000000	$ $	1.384260 1.248367	213,980.72 50,469.32	$ $ $ $ $	0.921499 0.719044 0.869403 0.982447 1.000000	$ $ $ $ $	1.022312 0.921499 0.719044 0.869403 0.982447	4,743,652.21 4,504,879.90 3,577,648.602 1,023,066.067 97,909.365

Evergreen VA Balanced Fund - Class 2(2)(c)	2004 2003	$ $	1.114815 1.000000	$ $	1.166880 1.114815	96,800.51 0.00	$ $	1.115183 1.000000	$ $	1.167829 1.115183	0.00 0.00

Evergreen VA Fundamental Large Cap Fund - Class 2(2)(d)	2004 2003	$ $	1.237024 1.000000	$ $	1.330160 1.237024	520,930.91 0.00	$ $	1.237436 1.000000	$ $	1.331262 1.237436	6,417.50 0.00

Evergreen VA Growth Fund - Class 2(4)	2004 2003	$ $	1.316088 1.000000	$ $	1.475529 1.316088	114,919.75 2,516.03	$ $	1.316522 1.000000	$ $	1.476744 1.316522	12,937.93 0.00

		1.30%					1.25%
	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Evergreen VA High Income Fund - Class 2(4)	2004 2003	$ $	1.085563 1.000000	$ $	1.161452 1.085563	628,092.36 120,712.62	$ $	1.085907 1.000000	$ $	1.162389 1.085907	29,729.58 0.00

Evergreen International Equity Fund - Class 2(4)	2004 2003	$ $	1.298383 1.000000	$ $	1.523128 1.298383	$398,301.30 8,080.30	$ $	1.298805 1.000000	$ $	1.524380 1.298805	0.00 0.00

Evergreen VA Omega Fund - Class 2(3)	2004 2003	$ $	1.298599 1.000000	$ $	1.371327 1.298599	562,011.59 46,609.40	$ $	1.299025 1.000000	$ $	1.372459 1.299025	39,070.16 0.00

Federated American Leaders Fund II(1)	2004 2003 2002 2001 2000	$ $	1.249082 1.000000	$ $	1.353597 1.249082	87,134.90 0.00	$ $ $ $ $	0.976185 0.774023 0.982268 1.038363 1.000000	$ $ $ $ $	1.058384 0.976185 0.774023 0.982268 1.038363	1,631,253.91 1,684,796.02 1,328,548.382 229,814.095 30,459.737

Federated High Income Bond Fund II(2)	2004 2003 2002 2001 2000 1999 1998	$ $	1.103251 1.000000	$ $	1.202971 1.103251	146,101.01 72,454.48	$ $ $ $ $ $ $	1.158014 0.959348 0.958042 0.956867 1.064849 1.053867 1.000000	$ $ $ $ $ $ $	1.263305 1.158014 0.959348 0.958042 0.956867 1.064849 1.053867	2,141,598.67 2,312,881.47 2,139,706.805 1,768,674.833 1,576,288.286 1,415,579.765 26,497.028

Federated Kaufmann Fund II(5)	2004 2003	$ $	1.332811 1.000000	$ $	1.508491 1.332811	403,897.58 28,370.31	$ $	1.333250 1.000000	$ $	1.509740 1.333250	462,850.59 332,500.74

Franklin Small-Midcap Growth Securities Fund - Class 2(4)(e)	2004 2003 2002 2001 2000 1999	$ $	1.318113 1.000000	$ $	1.450459 1.318113	116,441.48 29,453.35	$ $ $ $ $ $	1.065403 0.785978 1.115895 1.333244 1.617750 1.000000	$ $ $ $ $ $	1.172942 1.065403 0.785978 1.115895 1.333244 1.617750	3,569,410.35 3,783,589.37 3,293,457.300 1,409,725.536 933,546.385 90,047.993

Franklin Small Cap Value Securities Fund - Class 2(5)	2004 2003	$ $	1.322282 1.000000	$ $	1.615226 1.322282	78,681.91 6,201.78	$ $	1.322719 1.000000	$ $	1.616557 1.322719	300,679.83 25,188.47

Mutual Shares Securities Fund - Class 2(5)	2004 2003	$ $	1.199804 1.000000	$ $	1.333977 1.199804	271,810.27 22,734.78	$ $	1.200199 1.000000	$ $	1.335069 1.200199	310,116.47 25,778.73

Templeton Global Asset Allocation Fund - Class 2(4)	2004 2003 2002 2001 2000 1999	$ $	1.263730 1.000000	$ $	1.443553 1.263730	209,145.27 2,204.15	$ $ $ $ $ $	1.173455 0.900393 0.953489 1.072117 1.085065 1.000000	$ $ $ $ $ $	1.341090 1.173455 0.900393 0.953489 1.072117 1.085065	967,034.38 888,691.39 727,877.938 269,752.629 138,902.166 80,830.337

Templeton Foreign Securities Fund - Class 2(4)	2004 2003 2002 2001 2000 1999	$ $	1.313561 1.000000	$ $	1.536912 1.313561	71,099.02 7,525.29	$ $ $ $ $ $	0.936047 0.716827 0.891218 1.074271 1.114141 1.000000	$ $ $ $ $ $	1.095753 0.936047 0.716827 0.891218 1.074271 1.114141	1,304,738.19 1,310,499.39 1,114,599.189 555,257.683 444,189.505 90,499.960

Templeton Developing Markets Securities Fund - Class 2(1)	2004 2003 2002 2001 2000	$ $	1.448823 1.000000	$ $	1.783605 1.448823	101,417.81 5,749.95	$ $ $ $ $	1.084121 0.717463 0.727496 0.801409 1.000000	$ $ $ $ $	1.335298 1.084121 0.717463 0.727496 0.801409	253,075.29 81,589.69 30,802.392 11,712.209 11,721.961

MFS Emerging Growth Series - Service Class(2)	2004 2003	$ $	1.196377 1.000000	$ $	1.331185 1.196377	23,894.33 0.00	$ $	1.196773 1.000000	$ $	1.332293 1.196773	0.00 0.00

MFS Research Series - Service Class(2)	2004 2003	$ $	1.184711 1.000000	$ $	1.351512 1.184711	5,179.82 0.00	$ $	1.185097 1.000000	$ $	1.352618 1.185097	1,382.21 1,388.47

		1.30%					1.25%
	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
MFS Total Return Series - Service Class(2)	2004 2003	$ $	1.125764 1.000000	$ $	1.233835 1.125764	912,799.07 22,157.29	$ $	1.126128 1.000000	$ $	1.234834 1.126128	83,984.50 0.00

MFS Utilities Series - Service Class(4)	2004 2003	$ $	1.230157 1.000000	$ $	1.576760 1.230157	28,679.96 24,319.66	$ $	1.230568 1.000000		$1.578069 1.230568	0.00 0.00

Oppenheimer Balanced Fund/VA - Service Shares(2)	2004 2003	$ $	1.182097 1.000000	$ $	1.281157 1.182097	34,971.37 13,297.50	$ $	1.182480 1.000000	$ $	1.282208 1.182480	0.00 0.00

Oppenheimer Capital Appreciation Fund/VA - Service Shares(2)	2004 2003	$ $	1.232312 1.000000	$ $	1.296931 1.232312	145,805.29 42,768.24	$ $	1.232725 1.000000	$ $	1.298008 1.232725	44,201.70 0.00

Oppenheimer Main Street Fund/VA - Service Shares(1)	2004 2003	$ $	1.210744 1.000000	$ $	1.304470 1.210744	41,388.69 4,192.33	$ $	1.211144 1.000000	$ $	1.305537 1.211144	0.00 0.00

Oppenheimer Strategic Bond Fund/VA - Service Shares(2)	2004 2003	$ $	1.082115 1.000000	$ $	1.158281 1.082115	364,659.59 106,969.37	$ $	1.082462 1.000000	$ $	1.159233 1.082462	59,914.47 0.00

Putnam VT Global Equity Fund - Class IB Shares(2)	2004 2003 2002 2001 2000 1999 1998	$ $	1.244689 1.000000	$ $	1.396767 1.244689	529.31 0.00	$ $ $ $ $ $ $	0.891517 0.698480 0.911319 1.313877 1.893641 1.165076 1.000000	$ $ $ $ $ $ $	1.000946 0.891517 0.698480 0.911319 1.313877 1.893641 1.165076	873,120.26 1,159,708.61 1,233,698.685 1,560,341.130 1,297,847.158 424,898.296 14,249.515

Putnam VT Growth and Income - Class IB Shares(1)	2004 2003 2002 2001 2000	$ $	1.231858 1.000000	$ $	1.351115 1.231858	82,705.15 2,207.64	$ $ $ $ $	1.005716 0.799392 0.999094 1.080751 1.000000	$ $ $ $ $	1.103639 1.005716 0.799392 0.999094 1.080751	1,197,871.03 1,245,837.85 1,202,473.674 553,759.207 55,526.790

Putnam VT Growth Opportunities Fund - Class IB Shares(1)	2004 2003 2002 2001 2000	$ $	1.146250 1.000000	$ $	1.151215 1.146250	576.35 0.00	$ $ $ $ $	0.412138 0.339099 0.486945 0.726127 1.000000	$ $ $ $ $	0.414137 0.412138 0.339099 0.486945 0.726127	742,474.06 732,747.82 863,098.334 737,020.919 358,571.482

Putnam VT Money Market Fund - Class IB Shares(2)	2004 2003 2002 2001 2000 1999 1998	$ $	0.994300 1.000000	$ $	0.988001 0.994300	315,048.82 0.00	$ $ $ $ $ $ $	1.105538 1.113731 1.114230 1.087256 1.040234 1.00594 1.000000	$ $ $ $ $ $ $	1.099069 1.105538 1.113731 1.114230 1.087256 1.040234 1.00594	2,333,858.08 2,322,208.11 2,644,218.544 2,496,218.262 1,082,175.430 402,501.656 1,000.00

Putnam VT New Value Fund - Class IB Shares(2)	2004 2003 2002 2001 2000 1999 1998	$ $	1.290835 1.000000	$ $	1.470807 1.290835	47,900.13 11,820.68	$ $ $ $ $ $ $	1.444178 1.103750 1.324182 1.297787 1.073725 1.084332 1.000000	$ $ $ $ $ $ $	1.646363 1.444178 1.103750 1.324182 1.297787 1.073725 1.084332	1,031,431.77 1,096,932.91 1,082,018.895 589,516.997 340,306.750 231,596.430 95,008.528

Fidelity - VIP Equity-Income Portfolio - Service Class 2(1)	2004 2003 2002 2001 2000	$ $	1.259711 1.000000	$ $	1.383182 1.259711	326,541.96 37,839.16	$ $ $ $ $	1.067486 0.831218 1.015863 1.085356 1.000000	$ $ $ $ $	1.172697 1.067486 0.831218 1.015863 1.085356	2,864,327.11 3,095,353.74 2,539,949.901 648,143.015 21,996.326

Fidelity - VIP Growth Portfolio - Service Class 2(1)	2004 2003 2002 2001 2000	$ $	1.246682 1.000000	$ $	1.269053 1.246682	19,657.27 6,249.45	$ $ $ $ $	0.618587 0.472541 0.686406 0.846237 1.000000	$ $ $ $ $	0.630006 0.618587 0.472541 0.686406 0.846237	1,856,584.84 2,293,261.47 1,718,430.429 843,777.303 261,594.761

		1.30%					1.25%
	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Fidelity- VIP Growth Opportunities Portfolio - Service Class 2(4)	2004 2003	$ $	1.211377 1.000000	$ $	1.278186 1.211377	36,129.35 0.00	$ $	1.211773 1.000000	$ $	1.279242 1.211773	0.00 0.00

Fidelity - VIP High Income Portfolio - Service Class 2(4)	2004 2003	$ $	1.122069 1.000000	$ $	1.211574 1.122069	203,802.97 82,396.71	$ $	1.122445 1.000000	$ $	1.212550 1.122445	16,663.51 0.00

Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2(4)	2004 2003	$ $	1.011634 1.000000	$ $	1.040447 1.011634	463,014.84 373,801.40	$ $	1.011970 1.000000	$ $	1.041317 1.011970	58,115.43 0.00

Fidelity - VIP Index 500 Portfolio - Service Class 2(4)	2004 2003	$ $	1.213342 1.000000	$ $	1.321624 1.213342	73,949.40 27,394.04	$ $	1.213748 1.000000	$ $	1.322719 1.213748	14,523.37 1,536.56

AIM V.I. Capital Appreciation Fund - Series I (1)	2004 2003 2002 2001 2000						$ $ $ $ $	1.125246 0.879634 1.177424 1.554028 1.000000	$ $ $ $	1.184956 1.125246 0.879634 1.177424 1.554028	1,026,833.25 1,105,615.75 1,003,090.557 320,129.901 70,232.080

AIM V.I. Core Equity Fund - Series I(2)	2004 2003 2002 2001 2000 1999 1998						$ $ $ $ $ $ $	1.101549 0.896403 1.075162 1.410847 1.671780 1.260851 1.086034	$ $ $ $ $ $ $	1.185491 1.101549 0.896403 1.075162 1.410847 1.671780 1.260851	1,690,841.44 1,963,444.77 2,314,812.405 2,729,506.356 2,586,628.266 1,394,637.971 4,908.801

AIM V.I. International Growth Fund - Series I(2)	2004 2003 2002 2001 2000 1999 1998						$ $ $ $ $ $ $	0.961621 0.754396 0.905817 1.199492 1.650174 1.077586 1.000000	$ $ $ $ $ $ $	1.177703 0.961621 0.754396 0.905817 1.199492 1.650174 1.077586	698,090.38 738,300.92 866,923.363 974,151.519 775,656.649 127,260.241 14,039.712

AIM V.I. Premier Equity Fund - Series I(2)	2004 2003 2002 2001 2000 1999 1998						$ $ $ $ $ $ $	1.006388 0.814652 1.182736 1.369684 1.624758 1.266642 1.083189	$ $ $ $ $ $ $	1.051296 1.006388 0.814652 1.182736 1.369684 1.624758 1.266642	3,720,267.93 4,579,646.80 5,044,387.781 5,983,543.584 5,634,834.229 2,833,844.055 90,487.213

AIM V.I. Dent Demographic Trends Fund - Series I(1)	2004 2003 2002 2001 2000						$ $ $ $ $	0.477696 0.351838 0.525433 0.781444 1.000000	$ $ $ $ $	0.510721 0.477696 0.351838 0.525433 0.781444	805,486.44 968,464.03 791.278.943 679,642.236 288,892.492

Evergreen VA Balanced Fund - Class 1(2)(c)	2004 2003 2002 2001 2000 1999 1998						$ $ $ $ $ $ $	1.008208 0.881708 0.988241 1.094433 1.165505 1.066605 1.000000	$ $ $ $ $ $ $	1.058562 1.008208 0.881708 0.988241 1.094433 1.165505 1.066605	2,650,033.34 3,609,381.42 4,053,723.377 4,445,820.734 4,503,157.526 2,531,434.571 60,151.622

Evergreen VA Fundamental Large Cap Fund - Class 1(2)(d)	2004 2003 2002 2001 2000 1999 1998						$ $ $ $ $ $ $	1.157754 0.900727 1.078135 1.242876 1.262163 1.077823 1.000000	$ $ $ $ $ $ $	1.248726 1.157754 0.900727 1.078135 1.242876 1.262163 1.077823	1,599,902.72 1,823,741.75 818,438.219 603,628.920 546,340.883 409,988.014 99,286.054

		1.30%			1.25%
	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Evergreen VA Growth Fund - Class 1(4)	2004 2003 2002 2001 2000 1999				$ $ $ $ $ $	1.387476 1.010700 1.400089 1.519206 1.358002 1.000000	$ $ $ $ $ $	1.560252 1.387476 1.010700 1.400089 1.519206 1.358002	630,691.70 664,399.24 703,160.478 236,273.830 148,234.447 64,450.995

Evergreen VA High Income Fund - Class 1(4)	2004 2003 2002 2001 2000 1999				$ $ $ $ $ $	1.399592 1.198218 1.132205 1.039700 1.039068 1.000000	$ $ $ $ $ $	1.502366 1.399592 1.198218 1.132205 1.039700 1.039068	695,230.12 732,190.11 452,018.240 62,331.857 55,976.784 39,367.491

Evergreen VA International Equity Fund - Class 1(4)	2004 2003 2002 2001 2000 1999				$ $ $ $ $ $	1.171440 0.903150 1.021381 1.264013 1.347956 1.000000	$ $ $ $ $ $	1.379176 1.171440 0.903150 1.021381 1.264013 1.347956	995,723.38 1,104,033.12 351,806.591 63,114.254 81,218.224 997.750

Evergreen VA Omega Fund - Class 1(3)	2004 2003 2002 2001				$ $ $ $	0.900291 0.650923 0.883249 1.000000	$ $ $ $	0.953288 0.900291 0.650923 0.883249	831,527.18 1,071,162.32 861,059.465 225,415.358

MFS Emerging Growth Series - Initial Class(2)	2004 2003 2002 2001 2000 1999 1998				$ $ $ $ $ $ $	0.970077 0.754215 1.152871 1.755130 2.210407 1.266452 1.023216	$ $ $ $ $ $ $	1.082239 0.970077 0.754215 1.152871 1.755130 2.210407 1.266452	1,599,296.91 2,049,418.51 2,348,801.996 2,651,459.377 2,206,909.242 904,988.039 53,172.589

MFS Research Series - Initial Class(2)	2004 2003 2002 2001 2000 1999 1998				$ $ $ $ $ $ $	0.996804 0.809309 1.085886 1.396271 1.485750 1.212676 1.056392	$ $ $ $ $ $ $	1.140514 0.996804 0.809309 1.085886 1.396271 1.485750 1.212676	1,372,476.01 1,637,036.34 1,646,701.493 1,584,066.103 1,722,579.045 1,146,554.165 31,821.450

MFS Total Return Series - Initial Class(2)	2004 2003 2002 2001 2000 1999 1998				$ $ $ $ $ $ $	1.337909 1.164534 1.243349 1.255866 1.095980 1.076484 1.025771	$ $ $ $ $ $ $	1.470950 1.337909 1.164534 1.243349 1.255866 1.095980 1.076484	6,827,186.89 7,011,282.35 6,301,348.572 2,922,776.536 1,376,569.223 975,006.756 97,238.01

MFS Utilities Series - Initial Class(4)	2004 2003 2002 2001 2000 1999				$ $ $ $ $ $	1.148153 0.855434 1.121318 1.498031 1.416577 1.000000	$ $ $ $ $ $	1.476396 1.148153 0.855434 1.121318 1.498031 1.416577	2,323,607.04 2,612,909.05 2,852,550.168 2,692,337.765 1,641,126.921 333,234.967

	Year	1.30%			1.25%
		Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Oppenheimer Balanced Fund/VA - Initial Shares(2)	2004 2003 2002 2001 2000 1999 1998				$ $ $ $ $ $ $	1.359165 1.101288 1.244509 1.232811 1.172691 1.062052 1.000000	$ $ $ $ $ $ $	1.477916 1.359165 1.101288 1.244509 1.232811 1.172691 1.062052	1,466,698.12 1,567,986.36 1,633,440.655 1,006,802.821 747,623.711 623,644.728 110,363.654

Oppenheimer Capital Appreciation Fund/VA - Initial Shares(2)	2004 2003 2002 2001 2000 1999 1998				$ $ $ $ $ $ $	1.405132 1.086477 1.504050 1.742076 1.767873 1.263592 1.084275	$ $ $ $ $ $ $	1.484004 1.405132 1.086477 1.504050 1.742076 1.767873 1.263592	4,110,450.20 4,307,396.90 3,747,980.433 2,323,826.297 2,060,439.388 1,048,763.736 2,801.984

Oppenheimer Main Street Fund/VA - Initial Shares(1)	2004 2003 2002 2001 2000				$ $ $ $ $	1.146877 0.916364 1.142620 1.287837 1.000000	$ $ $ $ $	1.239821 1.146877 0.916364 1.142620 1.287837	2,185,310.01 2,374,217.57 1,914,876.269 678,674.796 249,906.939

Oppenheimer Strategic Bond Fund/VA - Initial Shares(2)	2004 2003 2002 2001 2000 1999 1998				$ $ $ $ $ $ $	1.338561 1.147855 1.081691 1.044650 1.030527 1.014714 0.989048	$ $ $ $ $ $ $	1.436655 1.338561 1.147855 1.081691 1.044650 1.030527 1.014714	2,662,141.65 3,060,088.89 2,762,764.001 1,358,891.928 1,244,072.769 1,178,165.433 11,646.573

Fidelity - VIP Growth Opportunities Portfolio - Service Class(4)	2004 2003 2002 2001 2000 1999				$ $ $ $ $ $	1.065082 0.831690 1.078387 1.275971 1.557744 1.000000	$ $ $ $ $ $	1.126156 1.065082 0.831690 1.078387 1.275971 1.557744	730,330.41 864,844.61 991,121.009 1,144,741.297 1,202,930.996 635,438.753

Fidelity - VIP High Income Portfolio - Service Class(4)	2004 2003 2002 2001 2000 1999				$ $ $ $ $ $	1.002196 0.799176 0.784885 0.900394 1.175901 1.000000	$ $ $ $ $ $	1.083503 1.002196 0.799176 0.784885 0.900394 1.175901	1,609,254.18 1,907,722.55 1,394,927.404 802,189.183 593,909.234 264,879.935

Fidelity - VIP Investment Grade Bond Portfolio - Initial Class(4)	2004 2003 2002 2001 2000 1999				$ $ $ $ $ $	1.514181 1.457272 1.337179 1.248322 1.136386 1.000000	$ $ $ $ $ $	1.562058 1.514181 1.457272 1.337179 1.248322 1.136386	5,455,145.34 6,418,213.36 5,489,252.428 2,042,771.739 763,599.038 245,256.660

Fidelity - VIP Index 500 Portfolio - Initial Class(4)	2004 2003 2002 2001 2000 1999				$ $ $ $ $ $	1.505301 1.186920 1.545659 1.780575 1.987714 1.000000	$ $ $ $ $ $	1.644479 1.505301 1.186920 1.545659 1.780575 1.987714	4,203,816.31 4,652,757.99 4,533,665.694 2,795,751.089 2,152,898.133 922,263.939

	Year	1.05%					1.05%
		Beginning AUV		Ending AUV		# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation - Conservative Portfolio - Service Class(5)	2004 2003	$ $	1.160639 1.000000	$ $	1.257036 1.160639	77,111.09 0.00

Asset Allocation - Growth Portfolio - Service Class(5)	2004 2003	$ $	1.250995 1.000000	$ $	1.410087 1.250995	661,181.99 0.00

Asset Allocation - Moderate Portfolio - Service Class(5)	2004 2003	$ $	1.182617 1.000000	$ $	1.300497 1.182617	1,246,054.49 100,478.50

Asset Allocation - Moderate Growth Portfolio - Service Class(5)	2004 2003	$ $	1.209758 1.000000	$ $	1.354712 1.209758	2,906,389.03 98,424.52

Capital Guardian Global - Service Class(5)	2004 2003	$ $	1.314312 1.000000	$ $	1.438507 1.314312	5,970.21 0.00

Capital Guardian U.S. Equity - Service Class(5)	2004 2003	$ $	1.253177 1.000000	$ $	1.357863 1.253177	24,668.40 13,325.15

Capital Guardian Value) - Service Class(5)	2004 2003	$ $	1.286806 1.000000	$ $	1.482071 1.286806	23,131.52 1,124.11

Federated Growth & Income - Service Class(5)	2004 2003	$ $	1.193130 1.000000	$ $	1.286658 1.193130	47,985.89 28,420.15

PIMCO Total Return - Service Class(5)	2004 2003	$ $	1.013394 1.000000	$ $	1.045133 1.013394	84,715.31 3,048.02

Transamerica Equity - Service Class(5)	2004 2003	$ $	1.214477 1.000000	$ $	1.389542 1.214477	88,981.23 30,093.79

PAM Transamerica U.S. Government Securities - Service Class(6)	2004 2003	$ $	1.011143 1.000000	$ $	1.029654 1.011143	0.00 0.00

AIM V.I. Capital Appreciation Fund - Series II(1)	2004 2003	$ $	1.228838 1.000000	$ $	1.293040 1.228838	0.00 0.00

AIM V.I. Core Equity Fund - Series II(2)	2004 2003	$ $	1.211443 1.000000	$ $	1.302796 1.211443	0.00 0.00

AIM V.I. International Growth Fund - Series II(2)	2004 2003	$ $	1.282190 1.000000	$ $	1.569603 1.282190	8,697.11 0.00

AIM V.I. Premier Equity Fund - Series II(2)	2004 2003	$ $	1.180497 1.000000	$ $	1.232362 1.180497	0.00 0.00

AIM V.I. Dent Demographic Trends Fund - Series II(1)	2004 2003	$ $	1.254004 1.000000	$ $	1.338970 1.254004	0.00 0.00

AllianceBerstein Large Cap Growth Portfolio - Class B(3)(a)	2004 2003	$ $	1.153068 1.000000	$ $	1.236280 1.153068	16,759.49 0.00

AllianceBerstein Global Technology Portfolio - Class B(3)(b)	2004 2003	$ $	1.321932 1.000000	$ $	1.374702 1.321932	15,101.57 13,559.93

Davis Value Portfolio(1)	2004 2003	$ $	1.250422 1.000000	$ $	1.389975 1.250422	16,770.12 5,503.20

Evergreen VA Balanced Fund - Class 2(2)(c)	2004 2003	$ $	1.116656 1.000000	$ $	1.171696 1.116656	64,166.12 0.00

Evergreen VA Fundamental Large Cap Fund - Class 2(2)(d)	2004 2003	$ $	1.239058 1.000000	$ $	1.335655 1.239058	20,906.25 0.00

Evergreen VA Growth Fund - Class 2(4)	2004 2003	$ $	1.318259 1.000000	$ $	1.481631 1.318259	63,715.15 26,734.83

Evergreen VA High Income Fund - Class 2(4)	2004 2003	$ $	1.087352 1.000000	$ $	1.166247 1.087352	77,128.38 16,238.14

Evergreen VA International Equity Fund - Class 2(4)	2004 2003	$ $	1.300517 1.000000	$ $	1.529422 1.300517	19,174.19 0.00

	Year	1.05%					1.05%
		Beginning AUV		Ending AUV		# Units	Beginning AUV	Ending AUV	# Units
Evergreen VA OmegaFund - Class2(3)	2004 2003	$ $	1.300741 1.000000	$ $	1.376993 1.300741	30,211.69 2,133.05

Federated American Leaders FundII(1)	2004 2003	$ $	1.251142 1.000000	$ $	1.359181 1.251142	0.00 0.00

Federated High Income Bond FundII(2)	2004 2003	$ $	1.105068 1.000000	$ $	1.207948 1.105068	5,403.90 0.00

Federated Kaufmann FundII(5)	2004 2003	$ $	1.335012 1.000000	$ $	1.514732 1.335012	41,849.99 1,007.15

Franklin Small-Midcap Growth Securities Fund - Class 2(4)(e)	2004 2003	$ $	1.320291 1.000000	$ $	1.456455 1.320291	39,820.29 0.00

Franklin SmallCap Value Securities Fund - Class2(5)	2004 2003	$ $	1.324461 1.000000	$ $	1.621900 1.324461	6,625.84 0.00

Mutual Shares Securities Fund - Class2(5)	2004 2003	$ $	1.201784 1.000000	$ $	1.339491 1.201784	30,629.94 0.00

Templeton Global Asset Allocation Fund - Class2(4)	2004 2003	$ $	1.265816 1.000000	$ $	1.449531 1.265816	69,879.94 27,605.73

Templeton Foreign Securities Fund - Class2(4)	2004 2003	$ $	1.315726 1.000000	$ $	1.543259 1.315726	11,183.91 0.00

Templeton Developing Markets Securities Fund - Class 2(1)	2004 2003	$ $	1.451207 1.000000	$ $	1.790972 1.451207	14,008.01 11,414.34

MFS Emerging Growth Series - ServiceClass(2)	2004 2003	$ $	1.198360 1.000000	$ $	1.336716 1.198360	0.00 0.00

MFS Research Series - Service Class(2)	2004 2003	$ $	1.186658 1.000000	$ $	1.357092 1.186658	0.00 0.00

MFS Total Return Series - Service Class(2)	2004 2003	$ $	1.127622 1.000000	$ $	1.238924 1.127622	39,925.81 29,794.43

MFS Utilities Series - Service Class(4)	2004 2003	$ $	1.232198 1.000000	$ $	1.583289 1.232198	10,302.86 12,114.38

Oppenheimer Balanced Fund/VA - ServiceShares(2)	2004 2003	$ $	1.184049 1.000000	$ $	1.286456 1.184049	0.00 0.00

Oppenheimer Capital Appreciation Fund/VA - Service Shares(2)	2004 2003	$ $	1.234347 1.000000	$ $	1.302294 1.234347	70,329.78 15,727.39

Oppenheimer Main Street Fund/VA - Service Shares(1)	2004 2003	$ $	1.212739 1.000000	$ $	1.309854 1.212739	4,758.00 0.00

Oppenheimer Strategic Bond Fund/VA - Service Shares(2)	2004 2003	$ $	1.083900 1.000000	$ $	1.163075 1.083900	17,028.66 0.00

Putnam VT Global Equity Fund - ClassIB Shares(2)	2004 2003	$ $	1.246747 1.000000	$ $	1.402551 1.246747	0.00 0.00

PutnamVT Growth and Income - ClassIB Shares(1)	2004 2003	$ $	1.233890 1.000000	$ $	1.356716 1.233890	0.00 0.00

PutnamVT Growth Opportunities Fund - ClassIB Shares(1)	2004 2003	$ $	1.148139 1.000000	$ $	1.155979 1.148139	0.00 0.00

Putnam VT Money Market Fund - ClassIB Shares(2)	2004 2003	$ $	0.995842 1.000000	$ $	0.991871 0.995842	3,002.03 3,004.81

Putnam VT New Value Fund - ClassIB Shares(2)	2004 2003	$ $	1.292963 1.000000	$ $	1.476899 1.292963	4,307.45 0.00

Fidelity - VIP Equity-Income Portfolio - Service Class 2(1)	2004 2003	$ $	1.261787 1.000000	$ $	1.388892 1.261787	29,236.90 0.00

Fidelity - VIP Growth Portfolio - Service Class2(1)	2004 2003	$ $	1.248742 1.000000	$ $	1.274326 1.248742	0.00 0.00

Fidelity - VIP Growth Opportunities Portfolio - Service Class 2(4)	2004 2003	$ $	1.213378 1.000000	$ $	1.283475 1.213378	0.00 0.00

	Year	1.05%					1.05%
		Beginning AUV		Ending AUV		# Units	Beginning AUV	Ending AUV	# Units
Fidelity - VIP High Income Portfolio - Service Class 2(4)	2004 2003	$ $	1.123928 1.000000	$ $	1.216588 1.123928	53,753.30 23,294.49

Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2(4)	2004 2003	$ $	1.013308 1.000000	$ $	1.044756 1.013308	87,594.58 31,537.70

Fidelity - VIP Index 500 Portfolio - Service Class 2(4)	2004 2003	$ $	1.215350 1.000000	$ $	1.327091 1.215350	19,964.89 0.00

(1)	Subaccount Inception Date May 1, 2000.
(2)	Subaccount Inception Date October 30, 1998.
(3)	Subaccount Inception Date January 2, 2001.
(4)	Subaccount Inception Date May 3, 1999.
(5)	Subaccount Inception Date May 1, 2003
(6)	Subaccount Inception Date November 3, 2003.
(a)	Formerly known as AllianceBernstein Premier Portfolio.
(b)	Formerly known as AllianceBernstein Technology Portfolio.
(c)	Formerly known as Evergreen VA Foundation Fund.
(d)	As of April 15,2005, Evergreen VA Fund Merged into Evergreen VA Growth and Income Fund. As of April 18, 2005, Evergreeon VA Growth and Income Fund was renamed Evergreen VA Fundamental Large Cap Vund.
(e)	Formerly known as Franklin Small Cap Fund.

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2004, 2003, and 2002

Transamerica Life Insurance Company

Financial Statements and Schedules– Statutory Basis

Years Ended December 31, 2004, 2003, and 2002

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2004. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, whose practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

1

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2004.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2004, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Transamerica Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39. Also as described in Note 2 to the financial statements, in 2003 Transamerica Life Insurance Company changed its accounting policy for derivative instruments and changed various accounting policies to be in accordance with Actuarial Guideline 38.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 18, 2005

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2004	2003
		Restated
Admitted assets
Cash and invested assets:
Cash and short-term investments	$1,083,915	$180,965
Bonds	23,378,296	21,237,543
Preferred stocks:
Affiliated entities	1,102	944
Other	120,241	98,178
Common stocks:
Affiliated entities (cost: 2004 - $24,063; 2003 - $24,063)	884	881
Other (cost: 2004 - $153,940; 2003 - $125,365)	164,778	127,048
Mortgage loans on real estate	3,907,422	3,585,272
Real estate:
Home office properties	6,692	6,919
Properties held for production of income	5,538	23,303
Properties held for sale	24,523	16,792
Policy loans	79,894	76,455
Receivable for securities	27,623	187,855
Other invested assets	847,895	621,906

Total cash and invested assets	29,648,803	26,164,061
Premiums deferred and uncollected	21,015	19,154
Accrued investment income	346,572	334,741
Reinsurance receivable	1,170	1,862
Federal and foreign income tax recoverable	—	5,086
Net deferred income tax asset	68,033	76,844
Receivable from parent, subsidiaries, and affiliates	47,800	—
Other admitted assets	73,130	27,415
Separate account assets	13,878,229	12,262,847

Total admitted assets	$44,084,752	$38,892,010

3

	December 31
	2004	2003
		Restated
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$3,946,111	$3,540,615
Annuity	14,791,947	13,786,889
Accident and health	627,835	530,131
Policy and contract claim reserves:
Life	28,606	20,918
Accident and health	36,691	26,686
Liabilities for deposit-type contracts	6,540,314	6,935,643
Other policyholders’ funds	2,592	2,984
Remittances and items not allocated	72,439	123,918
Asset valuation reserve	344,254	159,814
Interest maintenance reserve	91,286	57,984
Other liabilities	372,879	361,535
Reinsurance in unauthorized companies	253	117
Funds held under coinsurance and other reinsurance treaties	712,272	71,495
Transfers from separate accounts due or accrued	(476,452)	(523,760)
Federal and foreign income taxes payable	8,068	—
Payable for securities	1,270,919	182,974
Payable to affiliates	12,193	21,093
Separate account liabilities	13,838,210	12,217,743

Total liabilities	42,220,417	37,516,779

Capital and surplus:
Common stock, $10 per share par value, 500,000 shares authorized, 257,795 issued and outstanding shares at December 31, 2004, 223,500 issued and outstanding at December 31, 2003	2,578	2,235
Preferred stock, $10 per share par value, 42,500 shares authorized, issued and outstanding (total liquidation value—$58,000)	425	425
Surplus notes	575,000	575,000
Paid-in surplus	1,370,322	880,322
Unassigned surplus (deficit)	(83,990)	(82,751)

Total capital and surplus	1,864,335	1,375,231

Total liabilities and capital and surplus	$44,084,752	$38,892,010

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
		Restated	Restated
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$1,189,910	$618,734	$599,574
Annuity	2,317,755	5,058,195	8,304,910
Accident and health	175,639	187,118	161,306
Net investment income	1,375,482	1,307,877	1,143,069
Amortization of interest maintenance reserve	15,537	10,261	1,091
Commissions and expense allowances on reinsurance ceded	43,118	22,092	29,704
Income from fees associated with investment management, administration and contract guarantees for separate accounts	213,584	168,774	81,946
Modco reinsurance reserve adjustment	(97,348)	1,580,949	174,818
Coinsurance reserve recapture	643,279	—	—
Other income	26,342	38,701	8,029

	5,903,298	8,992,701	10,504,447
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	208,833	195,629	189,961
Surrender benefits	2,151,514	1,235,635	982,460
Other benefits	691,468	532,139	485,201
Increase in aggregate reserves for policies and contracts:
Life	406,919	387,096	224,416
Annuity	1,005,058	1,933,314	4,297,149
Accident and health	97,704	63,113	82,784

	4,561,658	4,346,926	6,261,971
Insurance expenses:
Commissions	382,672	451,460	545,898
General insurance expenses	114,914	120,276	132,556
Taxes, licenses and fees	32,694	23,643	18,606
Net transfers to separate accounts	571,306	2,079,436	3,540,518
Reinsurance transaction initial consideration	–	1,587,431	–
Other expenses	133,017	108,747	24,468

	1,234,603	4,370,993	4,262,046

Total benefits and expenses	5,796,261	8,717,919	10,524,017

Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	107,037	274,782	(19,570)
Dividends to policyholders	277	423	497

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	106,760	274,359	(20,067)
Federal income tax expense	17,344	59,029	15,166

Gain (loss) from operations before net realized capital gains (losses) on investments	89,416	215,330	(35,233)
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	39,359	(48,181)	(100,243)

Net income (loss)	$128,775	$167,149	$(135,476)

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2002
Transamerica Life Insurance Company	$2,235	$425	$—	$534,282	$212,296	$749,238
Transamerica Assurance Company	2,500	—	—	87,840	(50,909)	39,431
Merger adjustment	(2,500)	—	—	2,500	—	—

As restated	2,235	425	—	624,622	161,387	788,669
Net loss	—	—	—	—	(135,476)	(135,476)
Change in net unrealized capital gains/losses	—	—	—	—	(76,803)	(76,803)
Change in non-admitted assets	—	—	—	—	(43,027)	(43,027)
Change in asset valuation reserve	—	—	—	—	(2,514)	(2,514)
Tax benefit on stock options exercised	—	—	—	—	106	106
Change in surplus in separate accounts	—	—	—	—	(2,521)	(2,521)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,848)	(1,848)
Change in net deferred income tax asset	—	—	—	—	115,656	115,656
Cumulative effect of changes in accounting principles	—	—	—	—	(65,363)	(65,363)
Change in reserves on account of change in valuation basis	—	—	—	—	(21,693)	(21,693)
Issuance of surplus notes	—	—	575,000	—	—	575,000
Reinsurance transactions	—	—	—	—	(4,120)	(4,120)
Capital contribution	—	—	—	430,000	—	430,000

Balance at December 31, 2002	2,235	425	575,000	1,054,622	(76,216)	1,556,066
Net income	—	—	—	—	167,149	167,149
Change in net unrealized capital gains/losses	—	—	—	—	18,629	18,629
Change in non-admitted assets	—	—	—	—	48,229	48,229
Change in asset valuation reserve	—	—	—	—	(98,216)	(98,216)
Change in surplus in separate accounts	—	—	—	—	(3,181)	(3,181)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	3,336	3,336
Cumulative effect of change in accounting principles	—	—	—	—	(31,957)	(31,957)
Change in net deferred income tax asset	—	—	—	—	(78,803)	(78,803)
Dividend to stockholder	—	—	—	—	(45,700)	(45,700)
Capital distribution	—	—	—	(254,300)	—	(254,300)
Capital contribution	—	—	—	80,000	—	80,000
Change in reserves on account of change in valuation basis	—	—	—	—	3,572	3,572
Reinsurance transactions	—	—	—	—	10,407	10,407

Balance at December 31, 2003	$2,235	$425	$575,000	$880,322	$(82,751)	$1,375,231

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at December 31, 2003	$2,235	$425	$575,000	$880,322	$(82,751)	$1,375,231
Net income	—	—	—	—	128,775	128,775
Change in net unrealized capital gains/losses	—	—	—	—	26,751	26,751
Change in non-admitted assets	—	—	—	—	57,955	57,955
Change in asset valuation reserve	—	—	—	—	(184,440)	(184,440)
Change in surplus in separate accounts	—	—	—	—	493	493
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(136)	(136)
Change in net deferred income tax asset	—	—	—	—	(21,322)	(21,322)
Issuance of common stock in connection with statutory merger	343	—	—	—	(343)	—
Capital contribution	—	—	—	490,000	—	490,000
Change in reserves on account of change in valuation basis	—	—	—	—	1,423	1,423
Reinsurance transactions	—	—	—	—	(11,008)	(11,008)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	613	613

Balance at December 31, 2004	$2,578	$425	$575,000	$1,370,322	$(83,990)	$1,864,335

See accompanying notes.

7

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
		Restated	Restated
Operating activities
Premiums collected, net of reinsurance	$3,680,325	$5,817,320	$9,028,908
Net investment income	1,428,250	1,332,211	1,097,628
Miscellaneous income	813,730	250,324	325,125
Benefit and loss related payments	(3,452,717)	(2,506,149)	(1,795,692)
Net transfers to separate accounts	(525,852)	(2,279,325)	(3,717,876)
Commissions, expenses paid and aggregate write-ins for deductions	(671,161)	(693,450)	(722,612)
Dividends paid to policyholders	(354)	(431)	(566)
Federal and foreign income taxes paid	(34,146)	(68,581)	(53,330)

Net cash provided by operating activities	1,238,075	1,851,919	4,161,585
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	17,351,716	23,557,623	20,841,597
Stocks	146,455	35,838	66,237
Mortgage loans	484,773	340,310	142,956
Real estate	22,678	9,555	3,696
Other invested assets	324,408	89,066	70,148
Receivable/payable for securities	1,145,717	146,973	—
Miscellaneous proceeds	3,952	183,401	—

Total investment proceeds	19,479,699	24,362,766	21,124,634
Cost of investments acquired:
Bonds	(19,431,796)	(25,143,592)	(26,832,908)
Stocks	(151,639)	(63,612)	(118,577)
Mortgage loans	(803,164)	(1,289,721)	(739,168)
Real estate	(34)	1,760	(2,261)
Other invested assets	(500,361)	(171,048)	(199,836)
Miscellaneous applications	(37,463)	(262,515)	(176,501)

Total cost of investments acquired	(20,924,459)	(26,928,728)	(28,069,251)
Net increase in policy loans	(3,439)	(2,458)	(2,114)

Net cost of investments acquired	(20,927,896)	(26,931,186)	(28,071,365)

Net cash used in investing activities	(1,448,197)	(2,568,420)	(6,946,731)

8

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
		Restated	Restated
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$490,000	$280,000	$805,000
Net deposits and withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(2,167)	(166,407)	2,256,359
Other sources	625,239	417,888	157,292

Total cash provided	1,113,072	531,481	3,218,651
Other cash applied:
Dividends paid to stockholder	—	(45,700)	—
Capital distribution	—	(254,300)	—

Total other cash applied	—	(300,000)	—

Net cash provided by financing and miscellaneous activities	1,113,072	231,481	3,218,651

Net increase (decrease) in cash and short-term investments	902,950	(485,020)	433,505
Cash and short-term investments:
Beginning of year	180,965	665,985	232,480

End of year	$1,083,915	$180,965	$665,985

See accompanying notes.

9

Transamerica Life Insurance Company

Notes to Financial Statements - Statutory Basis

(Dollars in Thousands)

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is owned by AEGON USA, Inc. (86.7% of common shares) and Transamerica Life Insurance and Annuity Company (13.3% of common shares). AEGON USA, Inc. (AEGON) and Transamerica Life Insurance and Annuity Company are both indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2004, the Company completed a merger with Transamerica Assurance Company (TAC), which was a wholly-owned subsidiary of an affiliate, Transamerica Life Insurance and Annuity Company (TALIAC). The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TAC were carried forward to the merged company. As a result of the merger, TALIAC was issued 34,295 shares of the Company’s common stock. The accompanying financial information is not necessarily indicative of the results that would have been recorded had the merger actually occurred on January 1, 2002, nor is it indicative of future results.

Summarized financial information for the Company and TAC restated for periods prior to the merger are as follows:

	Nine Months Ended September 30 2004	Year Ended December 31
		2003	2002
	Unaudited
Revenues:
Company	$3,953,781	$8,821,301	$10,355,326
TAC	152,450	171,400	149,121

As restated	$4,106,231	$8,992,701	$10,504,447

Net income (loss):
Company	$85,793	$214,137	$(121,152)
TAC	(12,013)	(46,988)	(14,324)

As restated	$73,780	$167,149	$(135,476)

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

	September 30	December 31
	2004	2003
	Unaudited
Assets:
Company	$40,290,163	$37,937,428
TAC	988,669	954,582

As restated	$41,278,832	$38,892,010

Liabilities:
Company	$38,991,898	$36,615,299
TAC	949,526	901,480

As restated	$39,941,424	$37,516,779

Capital and surplus:
Company	$1,298,265	$1,322,129
TAC	39,143	53,102

As restated	$1,337,408	$1,375,231

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus (deficit) rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus (deficit). Under GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus (deficit). Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Surplus Notes: Surplus notes are reported as capital and surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value and the related unrealized capital gains or losses are reported in unassigned surplus. Stocks of affiliated companies are carried at equity in the underlying net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2004 and 2003, the Company excluded investment income due and accrued of $552 and $1,653, respectively, with respect to such practices.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the hedged asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the hedged liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. A cash payment is often exchanged at the outset of the swap contract to represent the present value of cash flows of the instrument. This payment occurs because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged at each due date as well as at the end of the contract. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at amortized cost, consistent with the manner in which the hedged items are carried. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Each mortgage loan is hedged individually and the relevant terms of the asset and derivative must be the same. These caps require a premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate. These derivatives meet hedge accounting rules and are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current interest rate environment for the future. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and amortized into earnings over the life of the future, investment asset.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. The benefits of using the swap market to replicate credit quality include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

These derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Separate Accounts

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Revenues are recognized when due. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue or benefits paid.

Stock Option and Stock Appreciation Rights Plans

Beginning in 2003, the Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to capital and surplus. The Company recorded an expense of $613 for year ended December 31, 2004.

Reclassifications

Certain reclassifications have been made to the 2003 and 2002 financial statements to conform to the 2004 presentation.

2. Accounting Changes

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (Guideline 39). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was to increase reserves by $65,363, which was charged directly to unassigned surplus (deficit) as a change in accounting principle.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes (continued)

Effective January 1, 2003, the Company adopted SSAP No. 86 Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change of accounting principle had no impact on capital and surplus as of January 1, 2003.

During 2003, the state of Missouri (the state of domicile for TAC prior to the merger into the Company) adopted Actuarial Guideline 38 through its adoption of the June 30, 2003 Accounting Practices and Procedures Manual. As such, the Company has adopted this guideline. Reserves as of January 1, 2003 under Actuarial Guideline 38, were increased by $31,957 and this amount has been recorded directly to unassigned surplus as the cumulative effect of a change in accounting principle.

3. Capital Structure

The Company has 42,500 shares of preferred stock outstanding that is owned by AEGON. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares. At both December 31, 2004 and 2003, there were no cumulative unpaid dividends relating to the preferred shares.

At December 31, 2002, the Company accrued $200,000 for a capital contribution receivable from its parent. This capital contribution was carried as an admitted asset based on approval from the Insurance Division, Department of Commerce, of the State of Iowa and receipt of the capital contribution prior to the filing of the annual statement, in accordance with SSAP No. 72.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Capital Structure (continued)

During 2002, the Company received $575,000 from Transamerica Holding Company, LLC, an affiliate, in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2004 and 2003, are as follows:

December 31, 2004
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$33,000	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	31,550	4,500

Total		$575,000	$575,000	$34,500	$64,550	$8,625

December 31, 2003
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$16,500	$4,125
December 30, 2002	6.0	300,000	300,000	13,550	13,550	4,500

Total		$575,000	$575,000	$30,050	$30,050	$8,625

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

Receivable from parents, subsidiaries, and affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2004		2003
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$1,083,915	$1,083,915	$180,965	$180,965
Bonds	23,378,296	24,081,797	21,237,543	21,971,319
Preferred stocks, other than affiliates	120,241	128,761	98,178	99,879
Common stocks, other than affiliates	164,778	164,778	127,048	127,048
Mortgage loans on real estate	3,907,422	4,118,224	3,585,272	3,782,857
Policy loans	79,894	79,894	76,455	76,455
Interest rate caps	24	30	43	82
Swaps	(213,520)	310,227	(180,628)	170,896
Receivable from parents, subsidiaries, and affiliates	47,800	47,800	—	—
Separate account assets	13,878,229	13,878,229	12,262,847	12,262,847

Liabilities
Investment contract liabilities	21,239,415	21,467,324	19,083,086	19,557,021
Separate account annuity liabilities	11,170,132	11,170,132	10,251,990	10,251,990

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$738,387	$4,044	$4,726	$1,539	$736,165
State, municipal, and other government	619,802	66,575	5,834	2,699	677,844
Public utilities	1,472,197	84,398	3,071	3,411	1,550,113
Industrial and miscellaneous	12,769,172	588,991	31,508	28,191	13,298,464
Mortgage and other asset-backed securities	7,778,738	94,190	13,581	40,136	7,819,211

	23,378,296	838,198	58,720	75,976	24,081,797
Affiliated preferred stocks	1,102	—	—	—	1,102
Other preferred stocks	120,241	8,655	135	—	128,761

	$23,499,639	$846,853	$58,855	$75,976	$24,211,660

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2003
Bonds:
United States Government and agencies	$538,953	$2,901	$9,168	$—	$532,686
State, municipal, and other government	628,214	79,140	3,936	7,405	696,013
Public utilities	1,319,612	76,439	8,597	3,624	1,383,830
Industrial and miscellaneous	12,029,975	643,996	54,177	15,862	12,603,932
Mortgage and other asset-backed securities	6,720,789	113,228	32,316	46,843	6,754,858

	21,237,543	915,704	108,194	73,734	21,971,319
Affiliated preferred stocks	944	—	—	—	944
Other preferred stocks	98,178	1,716	15	—	99,879

	$21,336,665	$917,420	$108,209	$73,734	$22,072,142

The Company held bonds and preferred stock at December 31, 2004 and 2003 with a carrying value of $52,103 and $17,581, respectively, and amortized cost of $64,868 and $39,700, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

unassigned surplus. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2004 and 2003 is as follows:

	Losses Less than 12 Months	Losses 12 Months or More	Total
December 31, 2004
Bonds:
United States Government and agencies	$330,302	$91,595	$421,897
State, municipal and other government	21,981	35,514	57,495
Public utilities	202,602	106,487	309,089
Industrial and miscellaneous	2,112,226	674,599	2,786,825
Mortgage and other asset-backed securities	2,600,155	478,939	3,079,094

	5,267,266	1,387,134	6,654,400
Other preferred stocks	16,361	—	16,361

	$5,283,627	$1,387,134	$6,670,761

	Losses Less than 12 Months	Losses 12 Months or More	Total
December 31, 2003
Bonds:
United States Government and agencies	$406,041	$—	$406,041
State, municipal and other government	56,448	3,448	59,896
Public utilities	244,189	46,765	290,954
Industrial and miscellaneous	2,005,249	287,411	2,292,660
Mortgage and other asset-backed securities	2,030,407	699,701	2,730,108

	4,742,334	1,037,325	5,779,659
Other preferred stocks	4,430	—	4,430

	$4,746,764	$1,037,325	$5,784,089

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2004, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$368,682	$374,858
Due after one year through five years	5,638,591	5,805,902
Due after five years through ten years	7,115,385	7,406,145
Due after ten years	2,476,900	2,675,681

	15,599,558	16,262,586
Mortgage and other asset-backed securities	7,778,738	7,819,211

	$23,378,296	$24,081,797

The Company regularly monitors industry sectors and individual debt securities for signs of impairment, including length of time and extent to which the market value of debt securities has been less than cost; industry risk factors; financial condition and near-term prospects of the issuer; and nationally recognized credit rating agency rating changes. Additionally for asset-backed securities, cash flow trends and underlying levels of collateral are monitored. A specific security is considered to be impaired when it is determined that it is probable that not all amounts due (both principal and interest) will be collected as scheduled. Consideration is also given to management’s intent and ability to hold a security until maturity or until fair value will recover.

The Company’s investment in Transamerica Capital III, a long-term bond issued by an affiliate, is valued at amortized cost with a carrying value of $303 and $3,083 at December 31, 2004 and 2003, respectively.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2004	2003	2002
Interest on bonds and preferred stocks	$1,174,456	$1,154,385	$1,006,824
Dividends on equity investments	1,822	3,872	2,076
Interest on mortgage loans	233,847	203,996	162,311
Rental income on real estate	6,625	7,828	8,253
Interest on policy loans	5,608	5,399	4,902
Derivatives	(21,395)	(22,920)	(14,101)
Other	42,094	21,151	27,244

Gross investment income	1,443,057	1,373,711	1,197,509
Less investment expenses	67,575	65,834	54,440

Net investment income	$1,375,482	$1,307,877	$1,143,069

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2004	2003	2002
Proceeds	$17,446,609	$23,823,647	$21,228,877

Gross realized gains	$196,077	$317,148	$159,920
Gross realized losses	(75,123)	(179,475)	(258,972)

Net realized gains (losses)	$120,954	$137,673	$(99,052)

Gross realized losses for the years ended December 31, 2004, 2003 and 2002 include $24,495, $70,859 and $103,905, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2004, investments with an aggregate carrying value of $57,200 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Net realized capital gains (losses) on investments and change in net unrealized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2004	2003	2002
Bonds and preferred stocks	$120,954	$137,673	$(99,052)
Equity securities	6,036	(1,544)	6,464
Mortgage loans on real estate	(11,671)	(78)	374
Real estate	6,320	1,248	(3,193)
Short-term investments	2,113	—	—
Derivatives	(37,464)	(74,660)	(49,788)
Other invested assets	31,866	2,010	2,535

	118,154	64,649	(142,660)
Tax effect	(29,956)	(21,399)	9,062
Transfer from (to) interest maintenance reserve	(48,839)	(91,431)	33,355

Net realized capital gains (losses) on investments	$39,359	$(48,181)	$(100,243)

	Change in Unrealized
	Year Ended December 31
	2004	2003	2002
Bonds	$44,559	$83,127	$24,267
Preferred stocks	8,029	(319)	(3,665)
Common stocks	9,116	2,953	(8,916)
Affiliated entities	161	(4,320)	(129)
Mortgage loans on real estate	—	(27,421)	452
Other invested assets	5,114	21,092	(28,463)
Real estate	—	—	298
Derivative instruments	(40,228)	(56,483)	(60,647)

Change in net unrealized capital gains (losses)	$26,751	$18,629	$(76,803)

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2004	2003
Unrealized gains	$13,394	$2,933
Unrealized losses	(2,556)	(1,250)

Net unrealized gains	$10,838	$1,683

During 2004, the Company issued mortgage loans with interest rates ranging from 2.28% to 7.04%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 90%. Mortgage loans with a carrying value of $4,069 were non-income producing for the previous 180 days. Accrued interest of $371 related to these mortgage loans was excluded from investment income at December 31, 2004. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2004 and 2003, the Company had recorded investment in restructured securities of $20,606 and $4,472, respectively. There were no capital losses taken as a result of such restructurings. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

At December 31, 2004 and 2003, the Company had loans of $63,827 and $0, respectively, for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2004, and 2003 related to such restructurings. There are no commitments to lend additional funds to debtors owing receivables.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2004 and 2003, the Company held a mortgage loan loss reserve in the AVR of $96,069 and $42,314, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution

	December 31
	2004	2003
South Atlantic	22%	25%
Pacific	20	23
Mountain	17	14
E. North Central	16	13
Middle Atlantic	11	11
W. North Central	6	6
W. South Central	3	4
E. South Central	3	2
New England	2	2

Property-Type Distribution

	December 31
	2004	2003
Office	37%	38%
Industrial	21	22
Apartment	20	18
Retail	16	16
Other	6	6

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap contracts.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values and ease the execution of larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2004 and 2003, the Company had replicated assets with a fair value of $220,517 and $196,173, respectively, and credit default swaps with a fair value of $469 and $(841), respectively. During the three years ended December 31, 2004, 2003, and 2002, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. As of December 31, 2004, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $557,055.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

At December 31, 2004 and 2003, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2004	2003
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$4,764,603	$4,295,140
Receive floating – pay fixed	4,894,349	4,884,879
Receive floating (uncapped) – pay floating (capped)	2,806,196	2,901,587
Interest rate cap agreements	30,854	32,446

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 19 years. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in unassigned surplus. For the years ended December 31, 2004 and 2003, none of the Company’s cash flow hedges have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

Derivative instruments that qualify for hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. Derivatives used in hedging transactions that do not meet the criteria of an effective hedge are accounted for at fair value and the changes in fair value are recorded in surplus as unrealized gains and losses. For the years ended December 31, 2004 and 2003, the Company has recorded $69 and $(713), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss).

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2004	2003	2002
Direct premiums	$4,089,877	$5,934,444	$9,175,527
Reinsurance assumed – non affiliates	4,135	28,199	30,473
Reinsurance assumed – affiliates	457,885	145,114	218,537
Reinsurance ceded – non affiliates	(148,315)	(199,327)	(330,692)
Reinsurance ceded – affiliates	(720,278)	(44,383)	(28,055)

Net premiums earned	$3,683,304	$5,864,047	$9,065,790

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $159,604, $229,100, and $175,489, during 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $15,175 and $17,152, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2004 and 2003 of $1,365,444 and $1,406,879, respectively.

At December 31, 2004, amounts recoverable from unauthorized reinsurers of $2,089 (2003–$2,153) and reserve credits for reinsurance ceded of $31,484 (2003– $34,928) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $37,230 at December 31, 2004, that can be drawn on for amounts that remain unpaid for more than 120 days.

During 2003, the Company recaptured a block of business ceded to a non-affiliated company. The recapture resulted in no consideration received by or paid to the Company. This recapture resulted in a pre-tax loss of $3,323, which was recorded in the statement of operations. The loss was offset by the release of liability for unauthorized reinsurance and non-admitted assets related to the reinsurance treaty of $3,208, which were credited directly to unassigned surplus.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd, an affiliate. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,608 and the reserve credit taken of $6,188 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company has amortized $266 and $275 into earnings during 2004 and 2003, respectively, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $9,400.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $12,906 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will be without adjustment of the IMR that existed at the date of the initial transaction. The resulting gain from the ceding commission and the IMR release has been recorded

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

directly to the unassigned surplus on a net of tax basis. The initial mod-co transaction of $1,587,431 is included separately in the revenue and expense sections of the Company’s statement of operations for 2003. During 2004 and 2003, the Company has amortized $6,979 and $9,473, respectively, of the initial gain into earnings with a corresponding charge to unassigned surplus.

The Company has historically been a party to various reinsurance transactions with MEGA Life and Health Insurance Co. and its affiliates (“MEGA”) related to certain accident and health business. During 2003, the Company entered into several reinsurance transactions and novations of certain underlying policies such that all risks associated with these treaties and policies have been ceded to MEGA. No gain or loss was recognized related to these transactions.

During 2004, the Company entered into another reinsurance transaction to cede the new production of certain fixed annuity contracts to Transamerica International Re (Ireland) Ltd (TIRe), an affiliate of the Company, on a funds withheld basis. The Company ceded premiums of $677,733 during 2004 and has taken a reserve credit of $650,613 at December 31, 2004. The Company has a liability for funds held under reinsurance of $620,934 at December 31, 2004. The consummation of this treaty caused no initial gain or loss.

On October 1, 2004 the Company recaptured the business it had ceded under a reinsurance treaty with First AUSA Life Insurance Company, an affiliate. The Company received $643,279 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $643,279 related to the recapture has been reported in the statement of operations as an increase in reserves.

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes

The main components of net deferred income taxes are as follows:

	December 31
	2004	2003
Deferred income tax assets:
Guaranty funds	$5,770	$5,477
Non-admitted assets	788	22,010
807(f) assets	4,606	4,294
Deferred acquisition costs	179,494	160,643
Reserves	71,710	66,726
Unrealized capital losses	31,811	45,028
Other	28,446	15,059

Total deferred income tax assets	$322,625	$319,237

Deferred income tax assets – nonadmitted	$146,140	$158,651

Deferred income tax liabilities:
Unrealized capital gains	$94,585	$77,748
Other	13,867	5,994

Total deferred income tax liabilities	$108,452	$83,742

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2004	2003	2002
Change in net deferred income tax asset	$(21,322)	$(78,803)	$115,655

Change in deferred income tax assets - nonadmitted	$(12,511)	$(36,917)	$34,836

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain/loss from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year Ended December 31
	2004	2003	2002
Income tax computed at federal statutory rate (35%)	$37,366	$96,026	$(7,023)
Deferred acquisition costs – tax basis	18,744	15,408	30,911
Depreciation	53	(112)	(148)
Dividends received deduction	(5,891)	(2,597)	(2,413)
IMR amortization	(5,438)	(8,108)	(382)
Investment income items	(6,060)	(5,054)	(4,934)
Low income housing credits	(5,215)	(6,035)	(6,051)
Prior year under (over) accrual	(15,214)	(40,689)	832
Reinsurance transactions	(3,853)	3,643	(1,442)
Tax reserve adjustment	4,041	3,168	7,072
Other	(1,189)	3,379	(1,256)

Federal income tax expense	$17,344	$59,029	$15,166

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. In addition, any operating loss or capital loss carryforwards are calculated for the life and nonlife subgroups on a consolidated basis.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. Management does not believe the

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

outcome of the protest of findings will have a material effect on the Company’s financial position or results of operations. An examination is underway for 1998 through 2000.

Income taxes incurred during 2004, 2003 and 2002 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $312,070, $199,850, and $1,319, respectively.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2004). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2004		2003
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,799,699	5%	$2,234,306	7%
Subject to discretionary withdrawal at book value less surrender charge	5,649,820	17	7,572,375	23
Subject to discretionary withdrawal at market value	10,753,638	32	9,772,559	30
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	8,507,622	25	5,886,716	18
Not subject to discretionary withdrawal provision	7,269,599	21	6,994,416	22

	33,980,378	100%	32,460,372	100%

Less reinsurance ceded	1,254,582		1,295,797

Total policy reserves on annuities and deposit-type liabilities	$32,725,796		$31,164,575

Included in the liability for deposit-type contracts at December 31, 2004 and 2003 are $4,236,873 and $4,381,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2004, the contractual maturities were: 2005 - $782,698; 2006 - $1,139,983; 2007 - $1,374,936; 2008 - $100,117; 2009 - $371,151 and thereafter - $467,988.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $5,007,410 and $5,426,617 at December 31, 2004 and 2003, respectively.

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2004, 2003, and 2002 is as follows:

	Nonindexed Guaranteed Separate Account Less Than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2004	$—	$1,462,914	$1,462,914

Reserves for separate accounts with assets at:
Fair value	$—	$12,892,015	$12,892,015
Amortized cost	418,070	—	418,070

Total at December 31, 2004	$418,070	$12,892,015	$13,310,085

Premiums, deposits, and other considerations for the year ended December 31, 2003	$—	$1,895,800	$1,895,800

Reserves for separate accounts with assets at:
Fair value	$—	$11,232,371	$11,232,371
Amortized cost	388,149	—	388,149

Total at December 31, 2003	$388,149	$11,232,371	$11,620,520

Premiums, deposits, and other considerations for the year ended December 31, 2002	$175,000	$2,958,899	$3,133,899

Reserves for separate accounts with assets at:
Fair value	$—	$6,953,417	$6,953,417
Amortized cost	369,996	—	369,996

Total at December 31, 2002	$369,996	$6,953,417	$7,323,413

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2004	2003	2002
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$1,463,157	$1,897,576	$3,133,334
Transfers from separate accounts	(897,510)	177,729	402,618

Net transfers to separate accounts	565,647	2,075,305	3,535,952
Miscellaneous reconciling adjustments	5,659	4,131	4,566

Transfers as reported in the summary of operations of the life, accident and health annual statement	$571,306	$2,079,436	$3,540,518

At December 31, 2004 and 2003, the Company had separate account annuities with guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2004
Minimum guaranteed death benefit	$12,339,896	$118,545	$27,399
Minimum guaranteed income benefit	8,273,717	93,888	2,760
Guaranteed premium accumulation fund	79,525	8,066	—
Minimum guaranteed withdrawal benefit	448,821	1,612	(1,255)

December 31, 2003
Minimum guaranteed death benefit	$11,168,817	$108,640	$33,703
Minimum guaranteed income benefit	7,812,085	70,780	569
Guaranteed premium accumulation fund	43,229	5,301	—
Minimum guaranteed withdrawal benefit	16,915	15	(19)

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

For Variable Annuities with Guaranteed Living Benefits (“VAGLB”), which includes minimum guaranteed income, minimum guaranteed withdrawal, and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (“MGDB”), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2004 and 2003, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2004
Life and annuity:
Ordinary direct first year business	$3,703	$2,524	$1,179
Ordinary direct renewal business	22,483	7,090	15,393
Group life direct business	4,190	2,800	1,390

Total life and annuity	30,376	12,414	17,962
Accident and health:
Direct	3,053	—	3,053

Total accident and health	3,053	—	3,053

	$33,429	$12,414	$21,015

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2003
Life and annuity:
Ordinary direct first year business	$6,443	$5,060	$1,383
Ordinary direct renewal business	20,509	5,827	14,682
Group life direct business	1,960	881	1,079

Total life and annuity	28,912	11,768	17,144
Accident and health:
Direct	2,010	—	2,010

Total accident and health	2,010	—	2,010

	$30,922	$11,768	$19,154

At December 31, 2004 and 2003, the Company had insurance in force aggregating $1,175,628 and $1,198,577, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $34,797 and $35,146 to cover these deficiencies at December 31, 2004 and 2003, respectively.

During 2004, the Company made a correction in the guaranteed nonforfeiture interest rate on certain universal life contracts. This caused a decrease in reserves of $1,423, which was credited to capital and surplus.

During 2003, the Company upgraded its reserve valuation system for fixed deferred annuities and variable annuities. The valuation system upgrade, which provides for more precise calculations, caused general account reserves to decrease by $3,572 and separate account reserves to increase by $4,681. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2003 statement of changes in capital and surplus.

During 2002, the Company converted to a new reserve valuation system for fixed deferred annuities and variable annuities. The new valuation system, which provides for more precise calculations, caused general account reserves to increase by $18,990 and separate account reserves to increase by $914. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

accounts are included in the change in surplus in separate accounts in the 2002 statement of changes in capital and surplus.

During 2002, the Company changed the valuation interest rates assumption for a portion of its universal life business. This caused an increase in reserves of $2,703, which was charged directly to capital and surplus.

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus [which aggregates a deficit of $83,990 at December 31, 2004] at the time of such dividend, the maximum payment which may be made in 2005, without the prior approval of insurance regulatory authorities, is $186,434.

During 2003, upon approval of insurance regulatory authorities, the Company paid $300,000 to its parent company. This payment consisted of a dividend of $45,700 and a return of additional paid-in-capital of $254,300.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with Statement of Financial Accounting Standards No. 87 as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

consecutive years of employment. Pension expense aggregated $1,417, $1,658, and $784 for the years ended December 31, 2004, 2003, and 2002, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $620, $637, and $353 for the years ended December 31, 2004, 2003, and 2002, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2004, 2003, and 2002 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $172, $166, and $95 for the years ended December 31, 2004, 2003, and 2002, respectively.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2004, 2003 and 2002, the Company sold $23,460, $22,970, and $11,172, respectively, of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

12. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2004, 2003, and 2002, the Company paid $35,941, $72,287, and $61,826, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2004, 2003, and 2002, the Company paid net interest of $1,042, $985, and $737, respectively, to affiliates.

During 2004, the Company received capital contributions from AEGON and TALIAC of $424,830 and $65,170, respectively. During 2003, the Company distributed a dividend to its parent consisting of $45,700 of common stock and $254,300 of cash, and received a cash capital contribution of $200,000 that was accrued in 2002. During 2003 and 2002, the Company received a capital contribution of $80,000 and $230,000, respectively, in cash from its parent. In addition, in 2002, the Company issued a surplus note of $575,000 in exchange for cash.

At December 31, 2004 the Company reported $47,800 short-term notes receivable from Monumental Life Insurance Company, an affiliate, which is due December 23, 2005. At December 31, 2003, the Company did not have any net short-term notes receivable from an affiliate outstanding. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $236,425 and $226,770 at December 31, 2004 and 2003, respectively.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $2,159,379 as of December 31, 2004. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results.

The Company has also provided a guarantee for the obligations of non-insurance affiliates. These entities accept assignments of structured settlement payment obligations from other insurers and purchases structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2004, the Company has pledged invested assets with a carrying value and market value of $1,531,589 and $1,569,807, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral at least equal to 102% of the fair value of the loaned securities as of the transaction date. The counterparty is obligated to deliver additional collateral if the fair value of the collateral is at any time less than 100% of the fair value of the loaned securities. The additional collateral along with the collateral already held in connection with the lending transaction is at least equal to 102% of the fair value of the loaned securities. The Company does not participate in securities lending in foreign securities. There are no restrictions as to the collateral. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

December 31, 2004 and 2003, the value of securities loaned amounted to $682,627 and $1,032,994, respectively.

The Company has contingent commitments for $238,735 at December 31, 2004 for joint ventures, partnerships, and limited liability companies.

At December 31, 2004, the Company has mortgage loan commitments of $137,175.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $16,615 and $16,584 and an offsetting premium tax benefit of $7,122 and $7,217 at December 31, 2004 and 2003, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $365, $56, and $(2) for the years ended December 31, 2004, 2003, and 2002, respectively.

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Reconciliation of Capital and Surplus and Net Loss

The following table reconciles capital and surplus and net income (loss) as reported in the Annual Statement filed with the Insurance Division, Department of Commerce, of the State of Iowa to the amounts reported in the accompanying financial statements:

	December 31, 2003	Year Ended December 31, 2003
	Total Capital and Surplus	Net Income
Amounts reported in Annual Statement	$1,375,231	$164,745
Under accrual of life and annuity reserves	—	3,733
Adjustment for reinsurance recoverables	—	199
Other adjustments	—	(233)
Tax effect	—	(1,295)

Amounts reported herein	$1,375,231	$167,149

	December 31, 2002	Year Ended December 31, 2002
	Total Capital and Surplus	Net Loss
Amounts reported in Annual Statement	$1,559,717	$(133,072)
Under accrual of life and annuity reserves	(3,733)	(3,733)
Adjustment for reinsurance recoverables	(1,446)	(199)
Other adjustments	233	233
Tax effect	1,295	1,295

Amounts reported herein	$1,556,066	$(135,476)

There were no reconciling items at December 31, 2004 of for the year than ended.

51

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2004

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$744,227	$742,178	$744,227
States, municipalities and political subdivisions	1,718,193	1,718,213	1,718,193
Foreign governments	579,846	638,453	579,846
Public utilities	1,472,197	1,550,113	1,472,197
All other corporate bonds	18,863,530	19,432,538	18,863,530
Redeemable preferred stocks	120,241	128,761	120,241

Total fixed maturities	23,498,234	24,210,256	23,498,234
Equity securities
Common stocks:
Banks, trust and insurance	67,850	67,850	67,850
Industrial, miscellaneous and all other	86,091	96,928	96,928

Total equity securities	153,941	164,778	164,778
Mortgage loans on real estate	3,907,422		3,907,422
Real estate	36,753		36,753
Policy loans	79,894		79,894
Other long-term investments	847,895		847,895
Cash and short-term investments	1,083,915		1,083,915

Total investments	$29,608,054		$29,618,891

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

52

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2004
Individual life	$3,706,105	$—	$18,815	$1,106,335	$201,726	$557,857	$767,054
Individual health	481,152	11,264	20,082	125,322	25,246	149,813	34,059	$126,384
Group life and health	371,747	3,678	26,400	133,892	20,452	129,869	69,428	222,484
Annuity	14,791,947	—	—	2,317,755	1,128,058	3,724,119	364,062

	$19,350,951	$14,942	$65,297	$3,683,304	$1,375,482	$4,561,658	$1,234,603

Year ended December 31, 2003
Individual life	$3,329,369	$—	$14,877	$545,732	$187,047	$493,127	$267,289
Individual health	393,067	11,590	15,488	117,508	20,776	130,651	40,096	$117,509
Group life and health	332,722	3,728	17,239	142,612	18,989	104,620	62,625	205,244
Annuity	13,786,889	—	—	5,058,195	1,081,065	3,618,528	4,000,983

	$17,842,317	$15,318	$47,604	$5,864,047	$1,307,877	$4,346,926	$4,370,993

Year ended December 31, 2002
Individual life	$2,977,485	$—	$17,934	$529,767	$187,122	$343,087	$386,306
Individual health	311,152	10,930	12,898	101,679	17,851	104,699	32,347	$101,581
Group life and health	278,179	6,481	24,006	129,435	18,939	124,841	46,594	161,257
Annuity	11,857,774	—	—	8,304,909	919,157	5,689,344	3,796,799

	$15,424,590	$17,411	$54,838	$9,065,790	$1,143,069	$6,261,971	$4,262,046

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

53

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2004
Life insurance in force	$39,895,407	$8,896,284	$88,961	$31,088,084	0%

Premiums:
Individual life	$1,110,524	$8,401	$4,212	$1,106,335	0%
Individual health	126,384	1,062	—	125,322	0
Group life and health	222,484	88,592	—	133,892	0
Annuity	2,630,485	770,538	457,808	2,317,755	20

	$4,089,877	$868,593	$462,020	$3,683,304	13%

Year ended December 31, 2003
Life insurance in force	$38,955,851	$9,672,433	$90,171	$29,373,589	0%

Premiums:
Individual life	$547,646	$6,022	$4,108	$545,732	1%
Individual health	117,509	929	928	117,508	1
Group life and health	205,242	85,907	23,277	142,612	16
Annuity	5,064,047	150,852	145,000	5,058,195	3

	$5,934,444	$243,710	$173,313	$5,864,047	3%

Year ended December 31, 2002
Life insurance in force	$31,110,497	$4,235,057	$99,989	$26,975,429	1%

Premiums:
Individual life	$581,642	$55,840	$3,965	$529,767	1%
Individual health	101,581	1,054	1,152	101,679	1
Group life and health	161,257	57,179	25,357	129,435	20
Annuity	8,331,047	244,674	218,536	8,304,909	3

	$9,175,527	$358,747	$249,010	$9,065,790	3%

54

FINANCIAL STATEMENTS

Retirement Builder Variable Annuity Account -

Portfolio Select Variable Annuity

Year Ended December 31, 2004

Retirement Builder Variable Annuity Account -

Portfolio Select Variable Annuity

Financial Statements

Year Ended December 31, 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of the Portfolio Select Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Retirement Builder Variable Annuity Account (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Core Equity, AIM V.I. International Growth, AIM V.I. Premier Equity, AIM V.I. Dent Demographic Trends, AllianceBernstein Premier Growth, AllianceBernstein Technology, Davis Value, Evergreen VA, Evergreen VA Foundation, Evergreen VA Growth and Income, Evergreen VA Global Leaders, Evergreen VA International Equity, Evergreen VA Capital Growth, Evergreen VA Growth, Evergreen VA High Income, Evergreen VA Blue Chip, Evergreen VA Omega, Federated American Leaders Fund II, Federated High Income Bond Fund II, Federated Kaufmann Fund II, MFS Emerging Growth, MFS Research, MFS Total Return, MFS Utilities, Oppenheimer Capital Appreciation, Oppenheimer Main Street, Oppenheimer Balanced, Oppenheimer Strategic Bond, Putnam VT Global Equity, Putnam VT Growth and Income, Putnam VT Growth Opportunities, Putnam VT Money Market, Putnam VT New Value, Fidelity – VIP High Income, Fidelity – VIP Equity-Income, Fidelity – VIP Growth, Fidelity – VIP Index 500, Fidelity – VIP Investment Grade Bond, Fidelity – VIP Growth Opportunities, Templeton Foreign Securities, Templeton Global Asset Allocation, Franklin Small Cap, Templeton Developing Markets Securities, Franklin Small Cap Value Securities, Mutual Shares Securities, Asset Allocation – Growth, Asset Allocation – Conservative, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Federated Growth & Income, PIMCO Total Return, Transamerica Equity, Transamerica U.S. Government Securities – PAM subaccounts), which are available for investment by contract owners of the Portfolio Select Variable Annuity, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting.

Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Retirement Builder Variable Annuity Account which are available for investment by contract owners of the Portfolio Select Variable Annuity at December 31, 2004, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles United States.

/s/Ernst & Young LLP

Des Moines, Iowa

January 31, 2005

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. International Growth Subaccount	AIM V.I. Premier Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	241,449.582	482,253.472	200,858.262	985,206.351

Cost	$4,287,032	$13,130,309	$3,454,475	$28,252,513

Number of shares - Service	10,067.255	5,957.487	1,927.717	414.179

Cost	$208,948	$125,655	$32,435	$8,433

Investments in mutual funds, at net asset value	5,705,004.00	11,032,852.00	4,008,848.00	20,993,667.00

Receivable for units sold	—	—	—	—

Total assets	5,705,004	11,032,852	4,008,848	20,993,667

Liabilities
Payable for units redeemed	1	5	12	19

	$5,705,003	$11,032,847	$4,008,836	$20,993,648

Net Assets:
Deferred annuity contracts terminable by owners	5,705,003.000	11,032,847.000	4,008,836.000	20,993,648.000

Total net assets	$5,705,003	$11,032,847	$4,008,836	$20,993,648

Accumulation unit value:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	1.184956	1.185491	1.177703	1.051296

M&E - 1.30%	—	—	—	—

M&E - 1.40%	1.174036	1.174540	1.166982	1.041626

M&E - 1.50%	1.064203	1.113682	1.270539	0.990159

M&E - 1.75%	1.057224	1.106368	1.262230	0.983682

M&E - 1.80%	—	—	—	—

M&E - 1.90%	1.053074	1.102038	1.257271	0.979815

M&E - 2.00%	1.050306	1.099158	1.253983	0.977239

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. International Growth Subaccount	AIM V.I. Premier Equity Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	1,026,833.25	1,690,841.44	698,090.38	3,720,267.93

M&E - 1.30%	—	—	—	—

M&E - 1.40%	1,539,787.09	7,066,030.78	2,384,888.30	15,799,120.32

M&E - 1.50%	1,903,184.61	325,248.32	254,176.36	444,262.21

M&E - 1.75%	59,663.18	50,929.92	10,006.94	16,720.30

M&E - 1.80%	—	—	—	—

M&E - 1.90%	138,413.41	17,382.56	6,135.47	7,302.16

M&E - 2.00%	209,237.41	143,193.33	17,871.96	157,082.43

Accumulation unit value:-Service
M&E - 1.05%	1.293040	1.302796	1.569603	1.232362

M&E - 1.25%	1.288776	1.298494	1.564433	1.228285

M&E - 1.30%	1.287718	1.297415	1.563143	1.227277

M&E - 1.40%	—	—	—	—

M&E - 1.50%	1.283485	1.293159	1.557997	1.223245

M&E - 1.75%	—	—	—	—

M&E - 1.80%	1.277150	1.286794	1.550334	1.217230

M&E - 1.90%	—	—	—	—

M&E - 2.00%	1.272982	1.282583	1.545257	1.213241

Accumulation units outstanding:-Service
M&E - 1.05%	—	—	8,697.112100	—

M&E - 1.25%	56,549.975600	2,427.837900	—	—

M&E - 1.30%	29,334.667800	38,913.047200	13,668.242200	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	59,865.349400	48,960.835000	1,834.306600	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	3,462.648900	13,182.238300	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.00%	27,178.426700	—	—	7,229.474800

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	AIM V.I. Dent Demographic Trends Subaccount	AllianceBernstein Premier Growth Subaccount	AllianceBernstein Technology Subaccount	Davis Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	278,399.056	—	—	1,806,617.939

Cost	$1,316,603	$—	$—	$16,460,951

Number of shares - Service	28,172.671	222,762.114	109,692.702	—

Cost	$146,355	$4,199,010	$1,353,972	$—

Investments in mutual funds, at net asset value	1,727,938.00	5,148,032.00	1,654,166.00	21,281,959.00

Receivable for units sold	—	12,244	6	2

Total assets	1,727,938	5,160,276	1,654,172	21,281,961

Liabilities
Payable for units redeemed	12	—	—	—

	$1,727,926	$5,160,276	$1,654,172	$21,281,961

Net Assets:
Deferred annuity contracts terminable by owners	1,727,926.000	5,160,276.000	1,654,172.000	21,281,961.000

Total net assets	$1,727,926	$5,160,276	$1,654,172	$21,281,961

Accumulation unit value:-Initial
M&E - 1.05%	—	—	—	1.389975

M&E - 1.25%	0.510721	—	—	1.022312

M&E - 1.30%	—	—	—	1.384260

M&E - 1.40%	0.507190	—	—	1.015252

M&E - 1.50%	1.064851	—	—	1.197243

M&E - 1.75%	1.057879	—	—	1.189382

M&E - 1.80%	—	—	—	1.372924

M&E - 1.90%	1.053734	—	—	1.184722

M&E - 2.00%	1.050961	—	—	1.181624

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	AIM V.I. Dent Demographic Trends Subaccount	AllianceBernstein Premier Growth Subaccount	AllianceBernstein Technology Subaccount	Davis Value Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	16,770.12

M&E - 1.25%	805,486.44	—	—	4,743,652.21

M&E - 1.30%	—	—	—	213,980.72

M&E - 1.40%	1,468,429.24	—	—	9,231,552.75

M&E - 1.50%	320,998.85	—	—	4,742,271.05

M&E - 1.75%	4,888.08	—	—	139,751.44

M&E - 1.80%	—	—	—	21,854.33

M&E - 1.90%	58,851.01	—	—	190,215.91

M&E - 2.00%	4,773.71	—	—	542,790.88

Accumulation unit value:-Service
M&E - 1.05%	1.338970	1.236280	1.374702	—

M&E - 1.25%	1.334571	0.755403	0.675822	—

M&E - 1.30%	1.333463	1.231190	1.369042	—

M&E - 1.40%	—	0.567496	0.400832	—

M&E - 1.50%	1.329079	1.015016	0.993285	—

M&E - 1.75%	—	1.008375	0.986776	—

M&E - 1.80%	1.322542	1.221091	1.357842	—

M&E - 1.90%	—	1.004409	0.982876	—

M&E - 2.00%	1.318214	1.001784	0.980317	—

Accumulation units outstanding:-Service
M&E - 1.05%	—	16,759.49	15,101.57

M&E - 1.25%	—	1,254,264.73	743,992.89

M&E - 1.30%	11,165.470400	19,669.07	18,355.51

M&E - 1.40%	—	4,068,226.94	1,192,040.71

M&E - 1.50%	81,526.744100	1,469,035.71	440,916.06

M&E - 1.75%	—	82,871.09	23,677.97

M&E - 1.80%	—	16,917.16	—

M&E - 1.90%	—	7,088.76	72,251.35

M&E - 2.00%	26,181.311100	256,269.18	97,247.66

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Evergreen VA Subaccount	Evergreen VA Foundation Subaccount	Evergreen VA Growth and Income Subaccount	Evergreen VA Global Leaders Subaccount
Assets
Investment in securities:
Number of shares - Initial	203,778.362	939,925.449	633,814.219	0.000

Cost	$2,494,347	$13,261,659	$9,148,808	$—

Number of shares - Service	46,395.124	24,947.163	57,729.392	0.000

Cost	$569,546	$329,112	$903,587	$—

Investments in mutual funds, at net asset value	3,247,898.00	13,256,352.00	11,449,075.00	—

Receivable for units sold	—	—	—	—

Total assets	3,247,898	13,256,352	11,449,075	—

Liabilities
Payable for units redeemed	5	—	11	—

	$3,247,893	$13,256,352	$11,449,064	$—

Net Assets:
Deferred annuity contracts terminable by owners	3,247,893.000	13,256,352.000	11,449,064.000	0.000

Total net assets	$3,247,893	$13,256,352	$11,449,064	$—

Accumulation unit value:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	0.996726	1.058562	1.248726	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	0.987651	1.048939	1.237374	—

M&E - 1.50%	1.098733	1.101356	1.136714	—

M&E - 1.75%	1.091549	1.094149	1.129257	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	1.087262	1.089837	1.124833	—

M&E - 2.00%	1.084429	1.087000	1.121900	—

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Evergreen VA Subaccount	Evergreen VA Foundation Subaccount	Evergreen VA Growth and Income Subaccount	Evergreen VA Global Leaders Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	393,858.81	2,650,033.34	1,599,902.72	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	1,379,606.27	8,832,782.26	4,695,011.11	—

M&E - 1.50%	701,144.62	616,524.24	1,884,030.20	—

M&E - 1.75%	35,773.76	—	46,876.30	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	28,112.01	10,911.58	107,057.69	—

M&E - 2.00%	47,911.06	141,126.24	333,071.10	—

Accumulation unit value:-Service
M&E - 1.05%	1.297182	1.171696	1.335655	—

M&E - 1.25%	1.292925	1.167829	1.331262	—

M&E - 1.30%	1.291862	1.166880	1.330160	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	1.287614	1.163045	1.325793	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	1.281281	1.157310	1.319276	—

M&E - 1.90%	—	—	—	—

M&E - 2.00%	1.277086	1.153520	1.314954	—

Accumulation units outstanding:-Service
M&E - 1.05%	15,669.697900	64,166.119000	20,906.253100	—

M&E - 1.25%	—	—	6,417.502200	—

M&E - 1.30%	304,129.122500	96,800.506300	520,930.911600	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	129,837.785400	132,093.257800	152,990.624900	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	15,931.392000	—	15,829.731600	—

M&E - 1.90%	—	—	—	—

M&E - 2.00%	—	—	—	—

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Evergreen VA International Equity Subaccount	Evergreen VA Capital Growth Subaccount	Evergreen VA Growth Subaccount	Evergreen VA High Income Subaccount
Assets
Investment in securities:
Number of shares - Initial	589,412.020	0.000	393,611.585	539,073.957

Cost	$5,664,790	$—	$3,722,066	$5,644,863

Number of shares - Service	65,118.919	0.000	26,759.116	104,468.120

Cost	$733,592	$—	$329,533	$1,115,481

Investments in mutual funds, at net asset value	8,258,227.00	—	5,798,975.00	6,921,379.00

Receivable for units sold	—	—	—	1
Total assets	8,258,227	—	5,798,975	6,921,380

Liabilities
Payable for units redeemed	—	—	16	—

	$8,258,227	$—	$5,798,959	$6,921,380

Net Assets:

Deferred annuity contracts terminable by owners	8,258,227.000	0.000	5,798,959.000	6,921,380.000

Total net assets	$8,258,227	$—	$5,798,959	$6,921,380

Accumulation unit value:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	1.379176	—	1.560252	1.502366

M&E - 1.30%	—	—	—	—

M&E - 1.40%	1.367633	—	1.547174	1.490296

M&E - 1.50%	1.242149	—	1.158238	1.253865

M&E - 1.75%	1.233986	—	1.150651	1.245664

M&E - 1.80%	—	—	—	—

M&E - 1.90%	1.229149	—	1.146137	1.240764

M&E - 2.00%	1.225939	—	1.143143	1.237527

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Evergreen VA International Equity Subaccount	Evergreen VA Capital Growth Subaccount	Evergreen VA Growth Subaccount	Evergreen VA High Income Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	995,723.38	—	630,691.70	695,230.12

M&E - 1.30%	—	—	—	—

M&E - 1.40%	2,631,190.92	—	1,521,485.89	1,337,367.45

M&E - 1.50%	1,299,862.39	—	1,138,990.19	1,304,424.49

M&E - 1.75%	267,828.96	—	124,655.40	215,926.73

M&E - 1.80%	—	—	—	—

M&E - 1.90%	84,035.40	—	51,916.83	105,279.19

M&E - 2.00%	341,115.56	—	500,049.66	588,029.12

Accumulation unit value:-Service
M&E - 1.05%	1.529422	—	1.481631	1.166247

M&E - 1.25%	1.524380	—	1.476744	1.162389

M&E - 1.30%	1.523128	—	1.475529	1.161452

M&E - 1.40%	—	—	—	—

M&E - 1.50%	1.518124	—	1.470674	1.157619

M&E - 1.75%	—	—	—	—

M&E - 1.80%	1.510660	—	1.463448	1.151930

M&E - 1.90%	—	—	—	—

M&E - 2.00%	1.505719	—	1.458656	1.148154

Accumulation units outstanding:-Service
M&E - 1.05%	19,174.191500	—	63,715.148700	77,128.377300

M&E - 1.25%	—	—	12,937.928200	29,729.577900

M&E - 1.30%	398,301.301200	—	114,919.746700	628,092.355500

M&E - 1.40%	—	—	—	—

M&E - 1.50%	100,202.435500	—	57,153.597500	196,734.560900

M&E - 1.75%	—	—	—	—

M&E - 1.80%	18,422.360600	—	—	34,023.557200

M&E - 1.90%	—	—	—	—

M&E - 2.00%	2,594.830700	—	—	—

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Evergreen VA Blue Chip Subaccount	Evergreen VA Omega Subaccount	Federated American Leaders Fund II Subaccount	Federated High Income Bond Fund II Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	353,711.542	—	—

Cost	$—	$4,183,198	$—	$—

Number of shares - Service	0.000	97,880.826	332,849.047	1,235,249.269

Cost	$—	$1,497,085	$5,481,868	$9,038,097

Investments in mutual funds, at net asset value	—	7,306,008.00	6,879,990.00	10,129,044.00

Receivable for units sold	—	—	—	4

Total assets	—	7,306,008	6,879,990	10,129,048

Liabilities
Payable for units redeemed	—	80	56	—

	$—	$7,305,928	$6,879,934	$10,129,048

Net Assets:
Deferred annuity contracts terminable by owners	0.000	7,305,928.000	6,879,934.000	10,129,048.000

Total net assets	$—	$7,305,928	$6,879,934	$10,129,048

Accumulation unit value:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	—	0.953288	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	0.947648	—	—

M&E - 1.50%	—	1.164437	—	—

M&E - 1.75%	—	1.156794	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	1.152253	—	—

M&E - 2.00%	—	1.149242	—	—

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Evergreen VA Blue Chip Subaccount	Evergreen VA Omega Subaccount	Federated American Leaders Fund II Subaccount	Federated High Income Bond Fund II Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	—	831,527.18	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	2,183,898.40	—	—

M&E - 1.50%	—	1,430,760.96	—	—

M&E - 1.75%	—	324,197.79	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	57,331.45	—	—

M&E - 2.00%	—	661,902.54	—	—

Accumulation unit value:-Service
M&E - 1.05%	—	1.376993	1.359181	1.207948

M&E - 1.25%	—	1.372459	1.058384	1.263305

M&E - 1.30%	—	1.371327	1.353597	1.202971

M&E - 1.40%	—	—	1.051098	1.223754

M&E - 1.50%	—	1.366816	1.096891	1.258270

M&E - 1.75%	—	—	1.089713	1.250039

M&E - 1.80%	—	1.360101	1.342519	1.191526

M&E - 1.90%	—	—	1.085449	1.245141

M&E - 2.00%	—	1.355655	1.082599	1.241856

Accumulation units outstanding:-Service
M&E - 1.05%	—	30,211.691000	—	5,403.90

M&E - 1.25%	—	39,070.158500	1,631,253.91	2,141,598.67

M&E - 1.30%	—	562,011.588700	87,134.90	146,101.01

M&E - 1.40%	—	—	2,821,019.56	3,915,891.49

M&E - 1.50%	—	462,398.409000	1,428,791.94	1,264,983.15

M&E - 1.75%	—	—	292,544.59	278,696.06

M&E - 1.80%	—	28,620.825200	—	13,373.01

M&E - 1.90%	—	—	103,456.95	210,213.88

M&E - 2.00%	—	28,770.278000	66,517.22	186,361.45

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Federated Kaufmann Fund II Subaccount	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	558,617.090	497,846.287	1,920,195.571

Cost	$—	$14,474,424	$8,922,884	$34,531,233

Number of shares - Service	444,975.227	4,840.251	4,209.913	116,865.863

Cost	$5,099,516	$74,594	$57,161	$2,291,788

Investments in mutual funds, at net asset value	5,815,826.00	9,871,046.00	7,681,165.00	43,633,191.00

Receivable for units sold	—	—	—	—

Total assets	5,815,826	9,871,046	7,681,165	43,633,191

Liabilities
Payable for units redeemed	77	14	3	9

	$5,815,749	$9,871,032	$7,681,162	$43,633,182

Net Assets:
Deferred annuity contracts terminable by owners	5,815,749.000	9,871,032.000	7,681,162.000	43,633,182.000

Total net assets	$5,815,749	$9,871,032	$7,681,162	$43,633,182

Accumulation unit value:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	—	1.082239	1.140514	1.470950

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	1.072234	1.129986	1.457342

M&E - 1.50%	—	1.066965	1.101306	1.154793

M&E - 1.75%	—	1.059980	1.094095	1.147252

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	1.055809	1.089790	1.142773

M&E - 2.00%	—	1.053047	1.086943	1.139769

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Federated Kaufmann Fund II Subaccount	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	—	1,599,296.91	1,372,476.01	6,827,186.89

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	7,289,260.61	4,979,890.52	13,560,420.05

M&E - 1.50%	—	126,312.60	353,255.08	7,189,934.36

M&E - 1.75%	—	—	9,414.82	756,412.41

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	73,853.73	18,705.00	181,809.13

M&E - 2.00%	—	26,212.50	4,403.57	1,725,546.18

Accumulation unit value:-Service
M&E - 1.05%	1.514732	1.336716	1.357092	1.238924

M&E - 1.25%	1.509740	1.332293	1.352618	1.234834

M&E - 1.30%	1.508491	1.331185	1.351512	1.233835

M&E - 1.40%	1.505993	—	—	—

M&E - 1.50%	1.503535	1.326807	1.347053	1.229768

M&E - 1.75%	1.497371	—	—	—

M&E - 1.80%	1.496138	1.320297	1.340439	1.223722

M&E - 1.90%	1.493684	—	—	—

M&E - 2.00%	1.491245	1.315963	1.336045	1.219711

Accumulation units outstanding:-Service
M&E - 1.05%	41,849.99	—	—	39,925.809900

M&E - 1.25%	462,850.59	—	1,382.213800	83,984.497300

M&E - 1.30%	403,897.58	23,894.334900	5,179.815400	912,799.071800

M&E - 1.40%	979,623.57	—	—	—

M&E - 1.50%	1,256,576.85	10,261.113400	15,012.500200	720,869.278400

M&E - 1.75%	151,403.48	—	—	—

M&E - 1.80%	61,636.06	2,553.917300	—	78,515.171300

M&E - 1.90%	14,052.87	—	—	—

M&E - 2.00%	496,075.20	26,804.732000	26,210.622700	181,510.293500

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	MFS Utilities Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Balanced Subaccount
Assets
Investment in securities:
Number of shares - Initial	672,474.082	760,819.529	551,739.354	502,346.584

Cost	$11,957,374	$27,846,756	$9,290,882	$7,049,159

Number of shares - Service	9,845.421	22,081.996	7,328.512	12,747.298

Cost	$161,827	$770,318	$141,459	$201,685

Investments in mutual funds, at net asset value	13,952,154.00	28,953,786.00	11,649,948.00	8,935,731.00

Receivable for units sold	—	—	—	—

Total assets	13,952,154	28,953,786	11,649,948	8,935,731

Liabilities
Payable for units redeemed	6	17	9	—

	$13,952,148	$28,953,769	$11,649,939	$8,935,731

Net Assets:
Deferred annuity contracts terminable by owners	13,952,148.000	28,953,769.000	11,649,939.000	8,935,731.000

Total net assets	$13,952,148	$28,953,769	$11,649,939	$8,935,731

Accumulation unit value:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	1.476396	1.484004	1.239821	1.477916

M&E - 1.30%	—	—	—	—

M&E - 1.40%	1.462789	1.470311	1.228404	1.464489

M&E - 1.50%	1.438497	1.069312	1.085073	1.199146

M&E - 1.75%	1.429062	1.062303	1.077953	1.191285

M&E - 1.80%	—	—	—	—

M&E - 1.90%	1.423457	1.058099	1.073741	1.186602

M&E - 2.00%	1.419751	1.055371	1.070916	1.183498

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	MFS Utilities Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Balanced Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	2,323,607.04	4,110,450.20	2,185,310.01	1,466,698.12

M&E - 1.30%	—	—	—	—

M&E - 1.40%	6,031,587.29	10,087,971.61	3,986,887.19	2,978,720.84

M&E - 1.50%	518,994.57	5,273,874.55	2,357,669.99	1,434,897.65

M&E - 1.75%	194,128.74	383,952.63	348,323.44	208,413.34

M&E - 1.80%	—	—	—	—

M&E - 1.90%	33,291.98	260,014.99	59,135.93	4,529.68

M&E - 2.00%	300,900.25	841,323.23	834,918.31	178,662.47

Accumulation unit value:-Service
M&E - 1.05%	1.583289	1.302294	1.309854	1.286456

M&E - 1.25%	1.578069	1.298008	1.305537	1.282208

M&E - 1.30%	1.576760	1.296931	1.304470	1.281157

M&E - 1.40%	—	—	—	—

M&E - 1.50%	1.571568	1.292660	1.300182	1.276943

M&E - 1.75%	—	—	—	—

M&E - 1.80%	1.563851	1.286317	1.293793	1.270663

M&E - 1.90%	—	—	—	—

M&E - 2.00%	1.558735	1.282112	1.289567	1.266511

Accumulation units outstanding:-Service
M&E - 1.05%	10,302.862600	70,329.783600	4,758.003800	—

M&E - 1.25%	—	44,201.699700	—	—

M&E - 1.30%	28,679.962800	145,805.289900	41,388.689200	34,971.372600

M&E - 1.40%	—	—	—	—

M&E - 1.50%	62,054.359000	255,044.211600	51,532.661300	38,087.695900

M&E - 1.75%	—	—	—	—

M&E - 1.80%	14,308.653400	8,994.795400	18,913.617500	16,944.232300

M&E - 1.90%	—	—	—	—

M&E - 2.00%	11,947.869100	102,759.304700	—	82,941.499200

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Oppenheimer Strategic Bond Subaccount	Putnam VT Global Equity Subaccount	Putnam VT Growth and Income Subaccount	Putnam VT Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares - Initial	2,506,300.954	—	—	—

Cost	$11,346,775	$—	$—	$—

Number of shares - Service	230,396.891	475,655.857	199,896.792	317,913.927

Cost	$1,151,498	$5,165,387	$4,144,348	$1,588,236

Investments in mutual funds, at net asset value	14,276,628.00	4,870,716.00	5,085,374.00	1,484,658.00

Receivable for units sold	—	—	—	2
Total assets	14,276,628	4,870,716	5,085,374	1,484,660

Liabilities
Payable for units redeemed	6	27	2	—

	$14,276,622	$4,870,689	$5,085,372	$1,484,660

Net Assets:
Deferred annuity contracts terminable by owners	14,276,622.000	4,870,689.000	5,085,372.000	1,484,660.000

Total net assets	$14,276,622	$4,870,689	$5,085,372	$1,484,660

Accumulation unit value:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	1.436655	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	1.423372	—	—	—

M&E - 1.50%	1.283659	—	—	—

M&E - 1.75%	1.275267	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	1.270249	—	—	—

M&E - 2.00%	1.266918	—	—	—

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Oppenheimer Strategic Bond Subaccount	Putnam VT Global Equity Subaccount	Putnam VT Growth and Income Subaccount	Putnam VT Growth Opportunities Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	2,662,141.65	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	4,817,431.58	—	—	—

M&E - 1.50%	1,235,052.30	—	—	—

M&E - 1.75%	259,060.18	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	75,143.41	—	—	—

M&E - 2.00%	288,132.19	—	—	—

Accumulation unit value:-Service
M&E - 1.05%	1.163075	1.402551	1.356716	1.155979

M&E - 1.25%	1.159233	1.000946	1.103639	0.414137

M&E - 1.30%	1.158281	1.396767	1.351115	1.151215

M&E - 1.40%	—	0.991844	1.096022	0.411281

M&E - 1.50%	1.154457	1.176234	1.118856	0.969310

M&E - 1.75%	—	1.168528	1.111538	0.962966

M&E - 1.80%	1.148781	1.385338	1.340054	1.141789

M&E - 1.90%	—	1.163947	1.107152	0.959180

M&E - 2.00%	1.145031	1.160893	1.104251	0.956676

Accumulation units outstanding:-Service
M&E - 1.05%	17,028.661500	—	—	—

M&E - 1.25%	59,914.473900	873,120.26	1,197,871.03	742,474.06

M&E - 1.30%	364,659.594000	529.31	82,705.15	576.35

M&E - 1.40%	—	3,787,704.77	2,488,325.05	2,336,219.54

M&E - 1.50%	537,279.909900	182,482.62	685,903.15	142,905.73

M&E - 1.75%	—	—	3,298.67	2,830.66

M&E - 1.80%	33,557.745800	—	—	—

M&E - 1.90%	—	1,881.32	37,879.89	19,651.57

M&E - 2.00%	42,218.053800	19,261.04	100,809.22	58,088.44

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Putnam VT Money Market Subaccount	Putnam VT New Value Subaccount	Fidelity - VIP High Income Subaccount	Fidelity - VIP Equity-Income Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	799,942.181	—

Cost	$—	$—	$4,844,628	$—

Number of shares - Service	8,122,324.700	418,934.531	81,177.355	581,077.249

Cost	$8,122,325	$5,124,453	$540,269	$11,425,449

Investments in mutual funds, at net asset value	8,122,325.00	6,841,201.00	6,136,533.00	14,579,228.00

Receivable for units sold	1	3	—	—

Total assets	8,122,326	6,841,204	6,136,533	14,579,228

Liabilities
Payable for units redeemed	—	—	2	32

	$8,122,326	$6,841,204	$6,136,531	$14,579,196

Net Assets:
Deferred annuity contracts terminable by owners	8,122,326.000	6,841,204.000	6,136,531.000	14,579,196.000

Total net assets	$8,122,326	$6,841,204	$6,136,531	$14,579,196

Accumulation unit value:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	—	—	1.083503	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	1.070748	—

M&E - 1.50%	—	—	1.361060	—

M&E - 1.75%	—	—	1.352154	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	1.346867	—

M&E - 2.00%	—	—	1.343319	—

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Putnam VT Money Market Subaccount	Putnam VT New Value Subaccount	Fidelity - VIP High Income Subaccount	Fidelity - VIP Equity-Income Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	—	—	1,609,254.18	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	2,179,705.29	—

M&E - 1.50%	—	—	779,998.92	—

M&E - 1.75%	—	—	27,789.80	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	29,736.14	—

M&E - 2.00%	—	—	267,097.28	—

Accumulation unit value:-Service
M&E - 1.05%	0.991871	1.476899	1.216588	1.388892

M&E - 1.25%	1.099069	1.646363	1.212550	1.172697

M&E - 1.30%	0.988001	1.470807	1.211574	1.383182

M&E - 1.40%	1.088989	1.631386	—	1.164636

M&E - 1.50%	0.979695	1.235513	1.207591	1.148727

M&E - 1.75%	0.973292	1.227445	—	1.141206

M&E - 1.80%	0.979833	1.458776	1.201650	1.371875

M&E - 1.90%	0.969395	1.222628	—	1.136716

M&E - 2.00%	0.966969	1.219424	1.197712	1.133751

Accumulation units outstanding:-Service
M&E - 1.05%	3,002.03	4,307.45	53,753.304600	29,236.90

M&E - 1.25%	2,333,858.08	1,031,431.77	16,663.514500	2,864,327.11

M&E - 1.30%	315,048.82	47,900.13	203,802.970500	326,541.96

M&E - 1.40%	3,409,245.93	2,377,491.46	—	4,507,267.61

M&E - 1.50%	1,132,856.88	680,614.90	178,441.625700	3,105,348.96

M&E - 1.75%	154,594.16	70,703.77	—	794,990.64

M&E - 1.80%	—	14,879.06	—	10,224.49

M&E - 1.90%	112,579.00	77,057.97	—	91,306.49

M&E - 2.00%	166,420.78	118,138.44	10,793.360300	781,781.26

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Index 500 Subaccount	Fidelity - VIP Investment Grade Bond Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Assets

Investment in securities:
Number of shares - Initial	—	208,897.086	2,228,970.108	345,701.243

Cost	$—	$27,601,789	$29,395,316	$5,636,636

Number of shares - Service	138,532.109	4,070.142	67,939.544	11,166.890

Cost	$3,477,869	$506,520	$893,068	$164,917

Investments in mutual funds, at net asset value	4,383,156.00	29,332,003.00	30,422,503.00	5,726,729.00

Receivable for units sold	2	213	—	—

Total assets	4,383,158	29,332,216	30,422,503	5,726,729

Liabilities

Payable for units redeemed	—	—	16	5

	$4,383,158	$29,332,216	$30,422,487	$5,726,724

Net Assets:

Deferred annuity contracts terminable by owners	4,383,158.000	29,332,216.000	30,422,487.000	5,726,724.000

Total net assets	$4,383,158	$29,332,216	$30,422,487	$5,726,724

Accumulation unit value:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	—	1.644479	1.562058	1.126156

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	1.625122	1.543658	1.113442

M&E - 1.50%	—	1.117676	1.144623	1.101483

M&E - 1.75%	—	1.110373	1.137138	1.094276

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	1.105994	1.132676	1.089984

M&E - 2.00%	—	1.103103	1.129702	1.087102

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Index 500 Subaccount	Fidelity - VIP Investment Grade Bond Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	—	4,203,816.31	5,455,145.34	730,330.41

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	10,698,575.22	8,334,886.61	3,109,991.82

M&E - 1.50%	—	2,934,512.85	4,728,282.50	844,700.39

M&E - 1.75%	—	183,968.50	793,799.19	65,985.73

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	161,190.22	422,059.94	—

M&E - 2.00%	—	737,764.71	1,198,154.43	239,735.58

Accumulation unit value:-Service
M&E - 1.05%	1.274326	1.327091	1.044756	1.283475

M&E - 1.25%	0.630006	1.322719	1.041317	1.279242

M&E - 1.30%	1.269053	1.321624	1.040447	1.278186

M&E - 1.40%	0.625649	—	—	—

M&E - 1.50%	0.986943	1.317272	1.037025	1.273975

M&E - 1.75%	0.980466	—	—	—

M&E - 1.80%	1.258674	1.310800	1.031925	1.267710

M&E - 1.90%	0.976595	—	—	—

M&E - 2.00%	0.974060	1.306503	1.028555	1.263565

Accumulation units outstanding:-Service
M&E - 1.05%	—	19,964.889900	87,594.576100	—

M&E - 1.25%	1,856,584.84	14,523.373900	58,115.432700	—

M&E - 1.30%	19,657.27	73,949.399600	463,014.844800	36,129.352200

M&E - 1.40%	3,018,645.69	—	—	—

M&E - 1.50%	997,273.03	162,086.722900	141,140.284000	84,194.124700

M&E - 1.75%	10,307.05	—	—	—

M&E - 1.80%	—	43,649.434600	45,699.817800	—

M&E - 1.90%	82,163.54	—	—	—

M&E - 2.00%	231,340.88	108,884.646400	59,644.187800	19,606.648200

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Templeton Foreign Securities Subaccount	Templeton Global Asset Allocation Subaccount	Franklin Small Cap Subaccount	Templeton Developing Markets Securities Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	554,963.018	327,006.731	917,811.518	180,252.998

Cost	$6,056,164	$5,289,578	$14,045,768	$1,267,011

Investments in mutual funds, at net asset value	7,963,719.00	6,850,791.00	17,833,078.00	1,562,793.00

Receivable for units sold	—	—	3	—

Total assets	7,963,719	6,850,791	17,833,081	1,562,793

Liabilities
Payable for units redeemed	51	39	—	31

	$7,963,668	$6,850,752	$17,833,081	$1,562,762

Net Assets:
Deferred annuity contracts terminable by owners	7,963,668.000	6,850,752.000	17,833,081.000	1,562,762.000

Total net assets	$7,963,668	$6,850,752	$17,833,081	$1,562,762

Accumulation unit value:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.00%	—	—	—	—

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Templeton Foreign Securities Subaccount	Templeton Global Asset Allocation Subaccount	Franklin Small Cap Subaccount	Templeton Developing Markets Securities Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.00%	—	—	—	—

Accumulation unit value:-Service
M&E - 1.05%	1.543259	1.449531	1.456455	1.790972

M&E - 1.25%	1.095753	1.341090	1.172942	1.335298

M&E - 1.30%	1.536912	1.443553	1.450459	1.783605

M&E - 1.40%	1.086586	1.329904	1.163139	1.326059

M&E - 1.50%	1.192919	1.343761	1.128876	1.610942

M&E - 1.75%	1.185107	1.334945	1.121485	1.600384

M&E - 1.80%	1.524338	1.431749	1.438583	1.769025

M&E - 1.90%	1.180465	1.329719	1.117078	1.594119

M&E - 2.00%	1.177362	1.326225	1.114152	1.589936

Accumulation units outstanding:-Service
M&E - 1.05%	11,183.91	69,879.94	39,820.29	14,008.01

M&E - 1.25%	1,304,738.19	967,034.38	3,569,410.35	253,075.29

M&E - 1.30%	71,099.02	209,145.27	116,441.48	101,417.81

M&E - 1.40%	3,743,348.08	1,360,922.03	7,082,830.31	335,841.73

M&E - 1.50%	1,689,381.85	1,832,587.50	3,619,210.99	321,410.94

M&E - 1.75%	15,586.85	28,527.03	380,470.73	5,894.55

M&E - 1.80%	21,721.04	6,076.48	6,224.64	5,752.99

M&E - 1.90%	29,804.44	38,181.70	79,186.72	8,008.23

M&E - 2.00%	202,089.92	588,631.71	512,873.87	14,690.29

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Franklin Small Cap Value Securities Subaccount	Mutual Shares Securities Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	97,739.509	170,552.080	1,152,554.434	924,914.624

Cost	$1,351,144	$2,583,885	$12,285,886	$10,332,751

Investments in mutual funds, at net asset value	1,529,623.00	2,837,987.00	13,865,230.00	11,126,723.00

Receivable for units sold	—	—	—	—

Total assets	1,529,623	2,837,987	13,865,230	11,126,723

Liabilities
Payable for units redeemed	24	10	121	55

	$1,529,599	$2,837,977	$13,865,109	$11,126,668

Net Assets:
Deferred annuity contracts terminable by owners	1,529,599.000	2,837,977.000	13,865,109.000	11,126,668.000

Total net assets	$1,529,599	$2,837,977	$13,865,109	$11,126,668

Accumulation unit value:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.00%	—	—	—	—

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Franklin Small Cap Value Securities Subaccount	Mutual Shares Securities Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.00%	—	—	—	—

Accumulation unit value:-Service
M&E - 1.05%	1.621900	1.339491	1.410087	1.257036

M&E - 1.25%	1.616557	1.335069	1.405428	1.252896

M&E - 1.30%	1.615226	1.333977	1.404276	1.251868

M&E - 1.40%	1.612576	1.331770	1.401958	1.249806

M&E - 1.50%	1.609925	1.329589	1.399649	1.247755

M&E - 1.75%	1.603318	1.324136	1.393908	1.242634

M&E - 1.80%	1.602003	1.323057	1.392775	1.241621

M&E - 1.90%	1.599394	1.320886	1.390480	1.239588

M&E - 2.00%	1.596766	1.318729	1.388206	1.237538

Accumulation units outstanding:-Service
M&E - 1.05%	6,625.84	30,629.94	661,181.99	77,111.09

M&E - 1.25%	300,679.83	310,116.47	1,118,994.77	424,065.57

M&E - 1.30%	78,681.91	271,810.27	2,324,439.74	2,557,862.39

M&E - 1.40%	239,908.97	807,175.25	2,556,630.30	944,204.01

M&E - 1.50%	168,914.05	492,259.91	2,518,412.61	1,510,978.74

M&E - 1.75%	143,519.88	—	171,541.16	261,614.59

M&E - 1.80%	2,501.73	43,866.50	288,425.29	1,207,859.08

M&E - 1.90%	—	441.28	—	686,942.05

M&E - 2.00%	7,998.36	176,106.28	249,210.80	1,256,203.26

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	1,840,901.555	3,584,200.456	79,684.034	258,251.376

Cost	$20,279,598	$38,334,771	$943,073	$2,626,772

Investments in mutual funds, at net asset value	22,256,500.00	43,548,036.00	1,026,330.00	2,845,930.00

Receivable for units sold	—	—	—	—

Total assets	22,256,500	43,548,036	1,026,330	2,845,930

Liabilities
Payable for units redeemed	117	320	6	24

	$22,256,383	$43,547,716	$1,026,324	$2,845,906

Net Assets:
Deferred annuity contracts terminable by owners	22,256,383.000	43,547,716.000	1,026,324.000	2,845,906.000

Total net assets	$22,256,383	$43,547,716	$1,026,324	$2,845,906

Accumulation unit value:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.00%	—	—	—	—

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.00%	—	—	—	—

Accumulation unit value:-Service
M&E - 1.05%	1.300497	1.354712	1.438507	1.357863

M&E - 1.25%	1.296213	1.350258	1.433755	1.353372

M&E - 1.30%	1.295146	1.349136	1.432568	1.352264

M&E - 1.40%	1.293007	1.346917	1.430214	1.350031

M&E - 1.50%	1.290878	1.344702	1.427847	1.347820

M&E - 1.75%	1.285592	1.339175	1.422000	1.342283

M&E - 1.80%	1.284535	1.338083	1.420834	1.341192

M&E - 1.90%	1.282434	1.335896	1.418520	1.338998

M&E - 2.00%	1.280332	1.333718	1.416204	1.336805

Accumulation units outstanding:-Service
M&E - 1.05%	1,246,054.49	2,906,389.03	5,970.21	24,668.40

M&E - 1.25%	1,410,329.70	3,414,872.27	41,712.71	72,694.98

M&E - 1.30%	3,881,698.05	5,213,499.97	289,971.62	482,610.28

M&E - 1.40%	3,341,006.57	7,626,772.73	39,209.98	187,014.95

M&E - 1.50%	4,812,454.12	9,171,565.09	303,380.82	919,748.14

M&E - 1.75%	—	46,799.52	—	—

M&E - 1.80%	1,570,675.24	1,615,873.10	29,938.53	99,238.30

M&E - 1.90%	35,005.06	76,269.72	—	—

M&E - 2.00%	926,106.93	2,274,342.92	7,574.87	326,286.05

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Capital Guardian Value Subaccount	Federated Growth & Income Subaccount	PIMCO Total Return Subaccount	Transamerica Equity Subaccount	Transamerica U.S. Government Securities- PAM Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—	—

Cost	$—	$—	$—	$—	$—

Number of shares - Service	89,174.757	48,365.386	275,671.012	61,640.652	464.718

Cost	$1,643,241	$851,401	$3,050,779	$1,152,011	$5,744

Investments in mutual funds, at net asset value	1,816,490.00	876,381.00	3,076,488.00	1,282,126.00	5,823.00

Receivable for units sold	—	—	—	—	—

Total assets	1,816,490	876,381	3,076,488	1,282,126	5,823

Liabilities
Payable for units redeemed	15	3	10	7	—

	$1,816,475	$876,378	$3,076,478	$1,282,119	$5,823

Net Assets:
Deferred annuity contracts terminable by owners	1,816,475.000	876,378.000	3,076,478.000	1,282,119.000	5,823.000

Total net assets	$1,816,475	$876,378	$3,076,478	$1,282,119	$5,823

Accumulation unit value:-Initial
M&E - 1.05%	—	—	—	—	—

M&E - 1.25%	—	—	—	—	—

M&E - 1.30%	—	—	—	—	—

M&E - 1.40%	—	—	—	—	—

M&E - 1.50%	—	—	—	—	—

M&E - 1.75%	—	—	—	—	—

M&E - 1.80%	—	—	—	—	—

M&E - 1.90%	—	—	—	—	—

M&E - 2.00%	—	—	—	—	—

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Capital Guardian Value Subaccount	Federated Growth & Income Subaccount	PIMCO Total Return Subaccount	Transamerica Equity Subaccount	Transamerica U.S. Government Securities- PAM Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—	—

M&E - 1.25%	—	—	—	—	—

M&E - 1.30%	—	—	—	—	—

M&E - 1.40%	—	—	—	—	—

M&E - 1.50%	—	—	—	—	—

M&E - 1.75%	—	—	—	—	—

M&E - 1.80%	—	—	—	—	—

M&E - 1.90%	—	—	—	—	—

M&E - 2.00%	—	—	—	—	—

Accumulation unit value:-Service
M&E - 1.05%	1.482071	1.286658	1.045133	1.389542	1.029654

M&E - 1.25%	1.477160	1.282409	1.041695	1.384986	1.027279

M&E - 1.30%	1.475955	1.281343	1.040825	1.383835	1.026699

M&E - 1.40%	1.473523	1.279234	1.039112	1.381562	1.025525

M&E - 1.50%	1.471108	1.277134	1.037408	1.379279	1.024349

M&E - 1.75%	1.465077	1.271896	1.033136	1.373635	1.021415

M&E - 1.80%	1.463879	1.270863	1.032300	1.372516	1.020833

M&E - 1.90%	1.461473	1.268764	1.030604	1.370251	1.019684

M&E - 2.00%	1.459075	1.266689	1.028898	1.368016	1.018521

Accumulation units outstanding:-Service
M&E - 1.05%	23,131.52	47,985.89	84,715.31	88,981.23	—

M&E - 1.25%	44,386.85	96,603.40	262,431.02	132,561.21	—

M&E - 1.30%	358,483.42	105,858.52	343,285.60	56,515.02	5,671.12

M&E - 1.40%	228,057.65	245,747.49	1,233,758.44	351,660.69	—

M&E - 1.50%	484,924.22	120,648.25	521,156.66	295,644.24	—

M&E - 1.75%	—	1,259.00	15,552.55	—	—

M&E - 1.80%	34,343.67	960.54	129,228.94	—	—

M&E - 1.90%	5,023.75	13,072.21	—	2,231.16	—

M&E - 2.00%	55,157.96	53,090.82	374,312.66	—	—

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. International Growth Subaccount	AIM V.I. Premier Equity Subaccount
Net investment income (loss)
Income:
Dividends	$—	$105,467.00	$23,609.00	$95,653.00
Expenses:
Administrative, mortality and expense risk charge	81,622	158,395	48,835	308,488

Net investment income (loss)	(81,622)	(52,928)	(25,226)	(212,835)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	763,528	2,429,120	519,311	4,960,168
Cost of investments sold	793,623	3,624,534	760,603	8,220,160

Net realized capital gains (losses) on investments	(30,095)	(1,195,414)	(241,292)	(3,259,992)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	837,604	(4,273,328)	(484,542)	(11,563,794)
End of period	1,209,024	(2,223,112)	521,938	(7,267,279)

Net change in unrealized appreciation/depreciation of investments	371,420	2,050,216	1,006,480	4,296,515

Net realized and unrealized capital gains (losses) on investments	341,325	854,802	765,188	1,036,523

Increase (decrease) in net assets from operations	$259,703	$801,874	$739,962	$823,688

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004

	AIM V.I. Dent Demographic Trends Subaccount	AllianceBernstein Premier Growth Subaccount	AllianceBernstein Technology Subaccount	Davis Value Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$167,574.00
Expenses:
Administrative, mortality and expense risk charge	23,470	71,130	22,134	279,989

Net investment income (loss)	(23,470)	(71,130)	(22,134)	(112,415)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	287,775	966,349	617,290	1,572,505
Cost of investments sold	339,416	1,034,598	439,492	1,461,208

Net realized capital gains (losses) on investments	(51,641)	(68,249)	177,798	111,297

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	86,974	479,337	415,288	2,749,294
End of period	264,980	949,022	300,194	4,821,008

Net change in unrealized appreciation/depreciation of investments	178,006	469,685	(115,094)	2,071,714

Net realized and unrealized capital gains (losses) on investments	126,365	401,436	62,704	2,183,011

Increase (decrease) in net assets from operations	$102,895	$330,306	$40,570	$2,070,596

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004

	Evergreen VA Subaccount	Evergreen VA Foundation Subaccount	Evergreen VA Growth and Income Subaccount	Evergreen VA Global Leaders Subaccount
Net investment income (loss)
Income:
Dividends	$6,546.00	$116,762.00	$128,602.00	$—
Expenses:
Administrative, mortality and expense risk charge	43,593	201,588	160,027	—

Net investment income (loss)	(37,047)	(84,826)	(31,425)	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	550,084	4,439,970	2,256,019	—
Cost of investments sold	729,348	5,208,105	2,374,241	—

Net realized capital gains (losses) on investments	(179,264)	(768,135)	(118,222)	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(227,162)	(1,802,471)	458,634	—
End of period	184,005	(334,419)	1,396,680	—

Net change in unrealized appreciation/depreciation of investments	411,167	1,468,052	938,046	—

Net realized and unrealized capital gains (losses) on investments	231,903	699,917	819,824	—

Increase (decrease) in net assets from operations	$194,856	$615,091	$788,399	$—

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004

	Evergreen VA International Equity Subaccount	Evergreen VA Capital Growth Subaccount	Evergreen VA Growth Subaccount	Evergreen VA High Income Subaccount
Net investment income (loss)
Income:
Dividends	$91,315.00	$—	$—	$361,032.00
Expenses:
Administrative, mortality and expense risk charge	103,842	—	77,191	95,854

Net investment income (loss)	(12,527)	—	(77,191)	265,178

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	918,723	—	887,671	1,542,411
Cost of investments sold	846,609	—	816,964	1,448,000

Net realized capital gains (losses) on investments	72,114	—	70,707	94,411

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	711,331	—	1,126,091	83,523
End of period	1,859,845	—	1,747,376	161,035

Net change in unrealized appreciation/depreciation of investments	1,148,514	—	621,285	77,512

Net realized and unrealized capital gains (losses) on investments	1,220,628	—	691,992	171,923

Increase (decrease) in net assets from operations	$1,208,101	$—	$614,801	$437,101

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004

	Evergreen VA Blue Chip Subaccount	Evergreen VA Omega Subaccount	Federated American Leaders Fund II Subaccount	Federated High Income Bond Fund II Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$91,076.00	$769,346.00
Expenses:
Administrative, mortality and expense risk charge	—	95,737	92,028	146,779

Net investment income (loss)	—	(95,737)	(952)	622,567

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	—	969,386	716,377	2,268,365
Cost of investments sold	—	905,184	688,810	2,670,732

Net realized capital gains (losses) on investments	—	64,202	27,567	(402,367)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	1,243,705	900,066	439,632
End of period	—	1,625,725	1,398,122	1,090,947

Net change in unrealized appreciation/depreciation of investments	—	382,020	498,056	651,315

Net realized and unrealized capital gains (losses) on investments	—	446,222	525,623	248,948

Increase (decrease) in net assets from operations	$—	$350,485	$524,671	$871,515

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004

	Federated Kaufmann Fund II Subaccount	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$86,654.00	$684,292.00
Expenses:
Administrative, mortality and expense risk charge	60,833	140,815	107,020	587,664

Net investment income (loss)	(60,833)	(140,815)	(20,366)	96,628

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	180	—	—	—
Proceeds from sales	533,485	2,578,970	1,913,659	5,321,152
Cost of investments sold	465,379	5,793,158	3,216,868	4,700,009

Net realized capital gains (losses) on investments	68,286	(3,214,188)	(1,303,209)	621,143

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	103,876	(9,100,423)	(3,633,667)	3,618,025
End of period	716,310	(4,677,972)	(1,298,880)	6,810,170

Net change in unrealized appreciation/depreciation of investments	612,434	4,422,451	2,334,787	3,192,145

Net realized and unrealized capital gains (losses) on investments	680,720	1,208,263	1,031,578	3,813,288

Increase (decrease) in net assets from operations	$619,887	$1,067,448	$1,011,212	$3,909,916

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004

	MFS Utilities Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Balanced Subaccount
Net investment income (loss)
Income:
Dividends	$184,320.00	$91,383.00	$98,057.00	$93,562.00
Expenses:
Administrative, mortality and expense risk charge	173,212	403,256	165,468	124,106

Net investment income (loss)	11,108	(311,873)	(67,411)	(30,544)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,666,157	3,483,450	1,443,558	1,499,149
Cost of investments sold	3,639,529	4,521,077	1,477,116	1,477,603

Net realized capital gains (losses) on investments	(973,372)	(1,037,627)	(33,558)	21,546

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,320,077)	(2,481,784)	1,264,418	969,425
End of period	1,832,953	336,712	2,217,607	1,684,887

Net change in unrealized appreciation/depreciation of investments	4,153,030	2,818,496	953,189	715,462

Net realized and unrealized capital gains (losses) on investments	3,179,658	1,780,869	919,631	737,008

Increase (decrease) in net assets from operations	$3,190,766	$1,468,996	$852,220	$706,464

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004

	Oppenheimer Strategic Bond Subaccount	Putnam VT Global Equity Subaccount	Putnam VT Growth and Income Subaccount	Putnam VT Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$728,053.00	$102,415.00	$77,001.00	$—
Expenses:
Administrative, mortality and expense risk charge	196,709	67,311	67,203	19,776

Net investment income (loss)	531,344	35,104	9,798	(19,776)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	3,384,428	1,033,971	628,579	118,088
Cost of investments sold	3,249,134	2,403,117	606,237	155,110

Net realized capital gains (losses) on investments	135,294	(1,369,146)	22,342	(37,022)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,478,960	(2,175,817)	526,737	(164,123)
End of period	1,778,355	(294,671)	941,026	(103,578)

Net change in unrealized appreciation/depreciation of investments	299,395	1,881,146	414,289	60,545

Net realized and unrealized capital gains (losses) on investments	434,689	512,000	436,631	23,523

Increase (decrease) in net assets from operations	$966,033	$547,104	$446,429	$3,747

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004

	Putnam VT Money Market Subaccount	Putnam VT New Value Subaccount	Fidelity - VIP High Income Subaccount	Fidelity - VIP Equity- Income Subaccount
Net investment income (loss)
Income:
Dividends	$53,906.00	$59,621.00	$476,864.00	$189,695.00
Expenses:
Administrative, mortality and expense risk charge	117,364	93,825	84,217	196,345

Net investment income (loss)	(63,458)	(34,204)	392,647	(6,650)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	49,436
Proceeds from sales	6,123,278	1,189,693	1,680,164	1,433,506
Cost of investments sold	6,123,278	1,104,428	1,717,238	1,348,212

Net realized capital gains (losses) on investments	—	85,265	(37,074)	134,730

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	896,964	635,790	1,995,977
End of period	—	1,716,748	751,636	3,153,779

Net change in unrealized appreciation/depreciation of investments	—	819,784	115,846	1,157,802

Net realized and unrealized capital gains (losses) on investments	—	905,049	78,772	1,292,532

Increase (decrease) in net assets from operations	$(63,458)	$870,845	$471,419	$1,285,882

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004

	Fidelity -VIP Growth Subaccount	Fidelity - VIP Index 500 Subaccount	Fidelity - VIP Investment Grade Bond Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$6,263.00	$387,147.00	$1,425,616.00	$28,547.00
Expenses:
Administrative, mortality and expense risk charge	65,654	405,126	460,501	83,096

Net investment income (loss)	(59,391)	(17,979)	965,115	(54,549)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	1,026,289	—
Proceeds from sales	966,152	4,099,983	7,177,133	1,196,626
Cost of investments sold	1,024,867	5,087,882	7,056,834	1,648,178

Net realized capital gains (losses) on investments	(58,715)	(987,899)	1,146,588	(451,552)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	736,839	(2,262,077)	1,329,331	(870,292)
End of period	905,287	1,223,694	134,119	(74,824)

Net change in unrealized appreciation/depreciation of investments	168,448	3,485,771	(1,195,212)	795,468

Net realized and unrealized capital gains (losses) on investments	109,733	2,497,872	(48,624)	343,916

Increase (decrease) in net assets from operations	$50,342	$2,479,893	$916,491	$289,367

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004

	Templeton Foreign Securities Subaccount	Templeton Global Asset Allocation Subaccount	Franklin Small Cap Subaccount	Templeton Developing Markets Securities Subaccount
Net investment income (loss)
Income:
Dividends	$71,373.00	$157,512.00	$—	$20,565.00
Expenses:
Administrative, mortality and expense risk charge	95,424	83,633	238,556	15,917

Net investment income (loss)	(24,051)	73,879	(238,556)	4,648

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	846,500	513,673	1,949,603	345,514
Cost of investments sold	963,450	460,581	2,766,132	225,335

Net realized capital gains (losses) on investments	(116,950)	53,092	(816,529)	120,179

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	634,874	876,609	1,120,468	181,587
End of period	1,907,555	1,561,213	3,787,310	295,782

Net change in unrealized appreciation/depreciation of investments	1,272,681	684,604	2,666,842	114,195

Net realized and unrealized capital gains (losses) on investments	1,155,731	737,696	1,850,313	234,374

Increase (decrease) in net assets from operations	$1,131,680	$811,575	$1,611,757	$239,022

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004

	Franklin Small Cap Value Securities Subaccount	Mutual Shares Securities Subaccount	Asset Allocation— Growth Subaccount	Asset Allocation— Conservative Subaccount
Net investment income (loss)
Income:
Dividends	$1,129.00	$12,308.00	$8,529.00	$6,065.00
Expenses:
Administrative, mortality and expense risk charge	10,794	23,169	122,180	108,103

Net investment income (loss)	(9,665)	(10,861)	(113,651)	(102,038)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	85,662	99,637
Proceeds from sales	161,960	172,380	1,102,747	825,214
Cost of investments sold	144,532	149,895	953,309	730,906

Net realized capital gains (losses) on investments	17,428	22,485	235,100	193,945

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	11,481	46,458	406,840	174,977
End of period	178,479	254,102	1,579,344	793,972

Net change in unrealized appreciation/depreciation of investments	166,998	207,644	1,172,504	618,995

Net realized and unrealized capital gains (losses) on investments	184,426	230,129	1,407,604	812,940

Increase (decrease) in net assets from operations	$174,761	$219,268	$1,293,953	$710,902

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004

	Asset Allocation— Moderate Subaccount	Asset Allocation— Moderate Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Net investment income (loss)
Income:
Dividends	$3,217.00	$57,657.00	$799.00	$1,030.00
Expenses:
Administrative, mortality and expense risk charge	193,948	405,477	8,765	28,631

Net investment income (loss)	(190,731)	(347,820)	(7,966)	(27,601)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	131,966	196,859	—	—
Proceeds from sales	470,564	2,252,350	92,181	272,375
Cost of investments sold	411,679	1,926,766	88,540	245,082

Net realized capital gains (losses) on investments	190,851	522,443	3,641	27,293

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	360,153	1,424,673	8,842	54,537
End of period	1,976,902	5,213,265	83,257	219,158

Net change in unrealized appreciation/depreciation of investments	1,616,749	3,788,592	74,415	164,621

Net realized and unrealized capital gains (losses) on investments	1,807,600	4,311,035	78,056	191,914

Increase (decrease) in net assets from operations	$1,616,869	$3,963,215	$70,090	$164,313

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004

	Capital Guardian Value Subaccount	Federated Growth & Income Subaccount	PIMCO Total Return Subaccount	Transamerica Equity Subaccount	Transamerica U.S. Government Securities- PAM Subaccount
Net investment income (loss)
Income:
Dividends	$7,653.00	$16,359.00	$28,928.00	$—	$106,432.00
Expenses:
Administrative, mortality and expense risk charge	12,801	8,494	29,626	8,395	17,195

Net investment income (loss)	(5,148)	7,865	(698)	(8,395)	89,237

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	19,298	33,709	—	15,573
Proceeds from sales	127,743	208,936	286,609	195,748	3,688,202
Cost of investments sold	120,346	193,414	281,488	169,039	3,727,294

Net realized capital gains (losses) on investments	7,397	34,820	38,830	26,709	(23,519)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	6,432	17,181	6,036	16,361	—
End of period	173,249	24,980	25,709	130,115	79

Net change in unrealized appreciation/depreciation of investments	166,817	7,799	19,673	113,754	79

Net realized and unrealized capital gains (losses) on investments	174,214	42,619	58,503	140,463	(23,440)

Increase (decrease) in net assets from operations	$169,066	$50,484	$57,805	$132,068	$65,797

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	AIM V.I. Capital Appreciation Subaccount		AIM V.I. Core Equity Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(81,622)	$(70,701)	$(52,928)	$(43,811)
Net realized capital gains (losses) on investments	(30,095)	(532,554)	(1,195,414)	(1,219,975)
Net change in unrealized appreciation/ depreciation of investments	371,420	1,882,821	2,050,216	3,606,250

Increase (decrease) in net assets from operations	259,703	1,279,566	801,874	2,342,464

Contract transactions
Net contract purchase payments	266,617	921,350	119,772	134,536
Transfer payments from (to) other subaccounts or general account	(200,602)	(120,509)	(596,309)	(621,786)
Contract terminations, withdrawals, and other deductions	(268,079)	(370,577)	(1,484,479)	(895,865)
Contract maintenance charges	(13,535)	(9,813)	(15,512)	(16,205)

Increase (decrease) in net assets from contract transactions	(215,599)	420,451	(1,976,528)	(1,399,320)

Net increase (decrease) in net assets	44,104	1,700,017	(1,174,654)	943,144

Net assets:
Beginning of the period	5,660,899	3,960,882	12,207,501	11,264,357

End of the period	$5,705,003	$5,660,899	$11,032,847	$12,207,501

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	AIM V.I. International Growth Subaccount		AIM V.I. Premier Equity Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(25,226)	$(23,970)	$(212,835)	$(252,077)
Net realized capital gains (losses) on investments	(241,292)	(438,006)	(3,259,992)	(2,946,071)
Net change in unrealized appreciation/ depreciation of investments	1,006,480	1,189,126	4,296,515	8,159,047

Increase (decrease) in net assets from operations	739,962	727,150	823,688	4,960,899

Contract transactions
Net contract purchase payments	51,954	9,032	105,393	290,196
Transfer payments from (to) other subaccounts or general account	137,506	(62,441)	(1,637,588)	(1,701,467)
Contract terminations, withdrawals, and other deductions	(281,578)	(202,662)	(3,002,776)	(1,971,989)
Contract maintenance charges	(5,349)	(4,308)	(24,677)	(27,879)

Increase (decrease) in net assets from contract transactions	(97,467)	(260,379)	(4,559,648)	(3,411,139)

Net increase (decrease) in net assets	642,495	466,771	(3,735,960)	1,549,760

Net assets:
Beginning of the period	3,366,341	2,899,570	24,729,608	23,179,848

End of the period	$4,008,836	$3,366,341	$20,993,648	$24,729,608

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	AIM V.I. Dent Demographic Trends Subaccount		AllianceBernstein Premier Growth Subaccount
	2004	2003	2004	2003(1)
Operations
Net investment income (loss)	$(23,470)	$(17,998)	$(71,130)	$(68,261)
Net realized capital gains (losses) on investments	(51,641)	(221,344)	(68,249)	(360,006)
Net change in unrealized appreciation/ depreciation of investments	178,006	623,666	469,685	1,372,624

Increase (decrease) in net assets from operations	102,895	384,324	330,306	944,357

Contract transactions
Net contract purchase payments	167,428	88,836	304,286	298,245
Transfer payments from (to) other subaccounts or general account	(36,765)	249,237	(386,880)	237,691
Contract terminations, withdrawals, and other deductions	(132,761)	(84,587)	(219,198)	(211,689)
Contract maintenance charges	(3,807)	(3,074)	(12,881)	(15,088)

Increase (decrease) in net assets from contract transactions	(5,905)	250,412	(314,673)	309,159

Net increase (decrease) in net assets	96,990	634,736	15,633	1,253,516

Net assets:
Beginning of the period	1,630,936	996,200	5,144,643	3,891,127

End of the period	$1,727,926	$1,630,936	$5,160,276	$5,144,643

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	AllianceBernstein Technology Subaccount		Davis Value Subaccount
	2004	2003(1)	2004	2003
Operations
Net investment income (loss)	$(22,134)	$(22,305)	$(112,415)	$(82,088)
Net realized capital gains (losses) on investments	177,798	(236,535)	111,297	(142,147)
Net change in unrealized appreciation/depreciation of investments	(115,094)	817,067	2,071,714	4,093,848

Increase (decrease) in net assets from operations	40,570	558,227	2,070,596	3,869,613

Contract transactions
Net contract purchase payments	96,378	222,136	864,773	1,436,274
Transfer payments from (to) other subaccounts or general account	(42,344)	(415,247)	1,059,032	2,998,796
Contract terminations, withdrawals, and other deductions	(94,252)	(96,378)	(1,083,193)	(837,221)
Contract maintenance charges	(3,837)	(3,968)	(45,699)	(34,515)

Increase (decrease) in net assets from contract transactions	(44,055)	(293,457)	794,913	3,563,334

Net increase (decrease) in net assets	(3,485)	264,770	2,865,509	7,432,947

Net assets:
Beginning of the period	1,657,657	1,392,887	18,416,452	10,983,505

End of the period	$1,654,172	$1,657,657	$21,281,961	$18,416,452

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Evergreen VA Subaccount		Evergreen VA Foundation Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(37,047)	$(8,086)	$(84,826)	$134,112
Net realized capital gains (losses) on investments	(179,264)	(130,840)	(768,135)	(480,859)
Net change in unrealized appreciation/depreciation of investments	411,167	504,852	1,468,052	2,482,619

Increase (decrease) in net assets from operations	194,856	365,926	615,091	2,135,872

Contract transactions
Net contract purchase payments	542,546	90,990	352,235	475,407
Transfer payments from (to) other subaccounts or general account	(108,373)	1,333,627	(1,461,769)	(764,155)
Contract terminations, withdrawals, and other deductions	(282,848)	(85,944)	(2,520,934)	(1,277,631)
Contract maintenance charges	(5,661)	(1,733)	(14,491)	(16,475)

Increase (decrease) in net assets from contract transactions	145,664	1,336,940	(3,644,959)	(1,582,854)

Net increase (decrease) in net assets	340,520	1,702,866	(3,029,868)	553,018

Net assets:
Beginning of the period	2,907,373	1,204,507	16,286,220	15,733,202

End of the period	$3,247,893	$2,907,373	$13,256,352	$16,286,220

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Evergreen VA Growth and Income Subaccount		Evergreen VA Global Leaders Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(31,425)	$3,996	$—	$(16,312)
Net realized capital gains (losses) on investments	(118,222)	(141,058)	—	(556,808)
Net change in unrealized appreciation/depreciation of investments	938,046	1,377,317	—	992,832

Increase (decrease) in net assets from operations	788,399	1,240,255	—	419,712

Contract transactions
Net contract purchase payments	940,402	242,505	—	122,471
Transfer payments from (to) other subaccounts or general account	(664,562)	7,429,446	—	(2,863,168)
Contract terminations, withdrawals, and other deductions	(1,156,637)	(450,524)	—	(230,530)
Contract maintenance charges	(19,343)	(7,020)	—	(4,228)

Increase (decrease) in net assets from contract transactions	(900,140)	7,214,407	—	(2,975,455)

Net increase (decrease) in net assets	(111,741)	8,454,662	—	(2,555,743)

Net assets:
Beginning of the period	11,560,805	3,106,143	—	2,555,743

End of the period	$11,449,064	$11,560,805	$—	$—

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Evergreen VA International Equity Subaccount		Evergreen VA Capital Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(12,527)	$17,545	$—	$94,825
Net realized capital gains (losses) on investments	72,114	(51,592)	—	(1,104,487)
Net change in unrealized appreciation/depreciation of investments	1,148,514	965,438	—	1,842,657

Increase (decrease) in net assets from operations	1,208,101	931,391	—	832,995

Contract transactions
Net contract purchase payments	813,432	398,854	—	434,298
Transfer payments from (to) other subaccounts or general account	37,211	3,552,223	—	(7,556,745)
Contract terminations, withdrawals, and other deductions	(457,168)	(122,342)	—	(367,125)
Contract maintenance charges	(17,058)	(9,129)	—	(12,306)

Increase (decrease) in net assets from contract transactions	376,417	3,819,606	—	(7,501,878)

Net increase (decrease) in net assets	1,584,518	4,750,997	—	(6,668,883)

Net assets:
Beginning of the period	6,673,709	1,922,712	—	6,668,883

End of the period	$8,258,227	$6,673,709	$—	$—

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Evergreen VA Growth Subaccount		Evergreen VA High Income Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(77,191)	$(65,423)	$265,178	$625,424
Net realized capital gains (losses) on investments	70,707	(528,511)	94,411	53,943
Net change in unrealized appreciation/depreciation of investments	621,285	2,048,528	77,512	76,353

Increase (decrease) in net assets from operations	614,801	1,454,594	437,101	755,720

Contract transactions
Net contract purchase payments	396,402	413,382	1,006,564	1,537,744
Transfer payments from (to) other subaccounts or general account	(34,506)	(131,655)	(267,748)	1,555,812
Contract terminations, withdrawals, and other deductions	(398,792)	(345,119)	(440,687)	(306,319)
Contract maintenance charges	(15,379)	(13,166)	(15,695)	(10,245)

Increase (decrease) in net assets from contract transactions	(52,275)	(76,558)	282,434	2,776,992

Net increase (decrease) in net assets	562,526	1,378,036	719,535	3,532,712

Net assets:
Beginning of the period	5,236,433	3,858,397	6,201,845	2,669,133

End of the period	$5,798,959	$5,236,433	$6,921,380	$6,201,845

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Evergreen VA Blue Chip Subaccount		Evergreen VA Omega Subaccount
	2004	2003(1)	2004	2003(1)
Operations
Net investment income (loss)	$—	$(12,711)	$(95,737)	$(70,631)
Net realized capital gains (losses) on investments	—	101,382	64,202	(100,510)
Net change in unrealized appreciation/depreciation of investments	—	114,842	382,020	1,764,312

Increase (decrease) in net assets from operations	—	203,513	350,485	1,593,171

Contract transactions
Net contract purchase payments	—	149,377	991,121	497,273
Transfer payments from (to) other subaccounts or general account	—	(1,245,875)	596,930	274,294
Contract terminations, withdrawals, and other deductions	—	(118,503)	(310,128)	(172,745)
Contract maintenance charges	—	(3,504)	(17,222)	(14,584)

Increase (decrease) in net assets from contract transactions	—	(1,218,505)	1,260,701	584,238

Net increase (decrease) in net assets	—	(1,014,992)	1,611,186	2,177,409

Net assets:
Beginning of the period	—	1,014,992	5,694,742	3,517,333

End of the period	$—	$—	$7,305,928	$5,694,742

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Federated American Leaders Fund II Subaccount		Federated High Income Bond Fund II Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(952)	$2,533	$622,567	$564,619
Net realized capital gains (losses) on investments	27,567	(131,380)	(402,367)	(406,879)
Net change in unrealized appreciation/depreciation of investments	498,056	1,401,923	651,315	1,672,759

Increase (decrease) in net assets from operations	524,671	1,273,076	871,515	1,830,499

Contract transactions
Net contract purchase payments	236,676	461,938	376,484	941,627
Transfer payments from (to) other subaccounts or general account	183,484	797,057	(438,726)	773,378
Contract terminations, withdrawals, and other deductions	(349,091)	(245,207)	(1,532,874)	(830,321)
Contract maintenance charges	(15,193)	(12,416)	(11,643)	(9,705)

Increase (decrease) in net assets from contract transactions	55,876	1,001,372	(1,606,759)	874,979
Net increase (decrease) in net assets	580,547	2,274,448	(735,244)	2,705,478

Net assets:
Beginning of the period	6,299,387	4,024,939	10,864,292	8,158,814

End of the period	$6,879,934	$6,299,387	$10,129,048	$10,864,292

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Federated Kaufmann Fund II Subaccount		MFS Emerging Growth Subaccount
	2004(1)	2003	2004	2003
Operations
Net investment income (loss)	$(60,833)	$(7,457)	$(140,815)	$(140,069)
Net realized capital gains (losses) on investments	68,286	3,799	(3,214,188)	(2,625,357)
Net change in unrealized appreciation/depreciation of investments	612,434	103,876	4,422,451	5,310,336

Increase (decrease) in net assets from operations	619,887	100,218	1,067,448	2,544,910

Contract transactions
Net contract purchase payments	1,446,382	235,913	96,232	149,734
Transfer payments from (to) other subaccounts or general account	1,677,320	1,908,101	(1,088,735)	(252,016)
Contract terminations, withdrawals, and other deductions	(151,276)	(7,726)	(1,251,557)	(743,961)
Contract maintenance charges	(11,528)	(1,542)	(12,702)	(12,186)

Increase (decrease) in net assets from contract transactions	2,960,898	2,134,746	(2,256,762)	(858,429)

Net increase (decrease) in net assets	3,580,785	2,234,964	(1,189,314)	1,686,481

Net assets:
Beginning of the period	2,234,964	—	11,060,346	9,373,865

End of the period	$5,815,749	$2,234,964	$9,871,032	$11,060,346

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	MFS Research Subaccount		MFS Total Return Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(20,366)	$(52,174)	$96,628	$116,046
Net realized capital gains (losses) on investments	(1,303,209)	(853,336)	621,143	27,367
Net change in unrealized appreciation/depreciation of investments	2,334,787	2,492,453	3,192,145	5,014,700

Increase (decrease) in net assets from operations	1,011,212	1,586,943	3,909,916	5,158,113

Contract transactions
Net contract purchase payments	97,484	191,613	2,982,828	2,671,464
Transfer payments from (to) other subaccounts or general account	(583,607)	(311,046)	64,335	5,121,844
Contract terminations, withdrawals, and other deductions	(1,094,332)	(528,146)	(3,716,989)	(2,156,971)
Contract maintenance charges	(9,554)	(9,954)	(86,711)	(70,692)

Increase (decrease) in net assets from contract transactions	(1,590,009)	(657,533)	(756,537)	5,565,645

Net increase (decrease) in net assets	(578,797)	929,410	3,153,379	10,723,758

Net assets:
Beginning of the period	8,259,959	7,330,549	40,479,803	29,756,045

End of the period	$7,681,162	$8,259,959	$43,633,182	$40,479,803

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	MFS Utilities Subaccount		Oppenheimer Capital Appreciation Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$11,108	$106,661	$(311,873)	$(254,254)
Net realized capital gains (losses) on investments	(973,372)	(1,022,993)	(1,037,627)	(545,190)
Net change in unrealized appreciation/depreciation of investments	4,153,030	4,177,483	2,818,496	7,445,019

Increase (decrease) in net assets from operations	3,190,766	3,261,151	1,468,996	6,645,575

Contract transactions
Net contract purchase payments	154,956	283,979	1,287,617	1,759,985
Transfer payments from (to) other subaccounts or general account	(829,059)	(165,105)	(255,746)	2,045,774
Contract terminations, withdrawals, and other deductions	(1,007,618)	(773,002)	(2,543,208)	(1,458,515)
Contract maintenance charges	(14,310)	(12,906)	(57,646)	(48,429)

Increase (decrease) in net assets from contract transactions	(1,696,031)	(667,034)	(1,568,983)	2,298,815

Net increase (decrease) in net assets	1,494,735	2,594,117	(99,987)	8,944,390

Net assets:
Beginning of the period	12,457,413	9,863,296	29,053,756	20,109,366

End of the period	$13,952,148	$12,457,413	$28,953,769	$29,053,756

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Oppenheimer Main Street Subaccount		Oppenheimer Balanced Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(67,411)	$(49,260)	$(30,544)	$119,942
Net realized capital gains (losses) on investments	(33,558)	(166,667)	21,546	(264,779)
Net change in unrealized appreciation/depreciation of investments	953,189	2,471,939	715,462	1,864,543

Increase (decrease) in net assets from operations	852,220	2,256,012	706,464	1,719,706

Contract transactions
Net contract purchase payments	299,584	731,288	337,217	493,207
Transfer payments from (to) other subaccounts or general account	(183,120)	1,850,153	113,036	(76,173)
Contract terminations, withdrawals, and other deductions	(761,755)	(668,928)	(1,127,485)	(479,459)
Contract maintenance charges	(25,207)	(20,844)	(20,323)	(18,266)

Increase (decrease) in net assets from contract transactions	(670,498)	1,891,669	(697,555)	(80,691)

Net increase (decrease) in net assets	181,722	4,147,681	8,909	1,639,015

Net assets:
Beginning of the period	11,468,217	7,320,536	8,926,822	7,287,807

End of the period	$11,649,939	$11,468,217	$8,935,731	$8,926,822

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Oppenheimer Strategic Bond Subaccount		Putnam VT Global Equity Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$531,344	$617,441	$35,104	$(17,946)
Net realized capital gains (losses) on investments	135,294	(25,071)	(1,369,146)	(1,442,393)
Net change in unrealized appreciation/depreciation of investments	299,395	1,482,451	1,881,146	2,655,800

Increase (decrease) in net assets from operations	966,033	2,074,821	547,104	1,195,461

Contract transactions
Net contract purchase payments	802,398	798,538	28,157	105,544
Transfer payments from (to) other subaccounts or general account	(399,170)	1,800,058	(409,479)	(201,728)
Contract terminations, withdrawals, and other deductions	(2,039,488)	(951,065)	(555,965)	(400,399)
Contract maintenance charges	(19,388)	(16,530)	(5,405)	(5,500)

Increase (decrease) in net assets from contract transactions	(1,655,648)	1,631,001	(942,692)	(502,083)

Net increase (decrease) in net assets	(689,615)	3,705,822	(395,588)	693,378

Net assets:
Beginning of the period	14,966,237	11,260,415	5,266,277	4,572,899

End of the period	$14,276,622	$14,966,237	$4,870,689	$5,266,277

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Putnam VT Growth and Income Subaccount		Putnam VT Growth Opportunities Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$9,798	$18,041	$(19,776)	$(19,231)
Net realized capital gains (losses) on investments	22,342	(193,943)	(37,022)	(181,776)
Net change in unrealized appreciation/depreciation of investments	414,289	1,223,915	60,545	472,714

Increase (decrease) in net assets from operations	446,429	1,048,013	3,747	271,707

Contract transactions
Net contract purchase payments	286,661	207,834	79,138	56,169
Transfer payments from (to) other subaccounts or general account	(243,773)	(132,233)	1,141	(134,150)
Contract terminations, withdrawals, and other deductions	(285,348)	(315,728)	(59,267)	(78,570)
Contract maintenance charges	(9,048)	(9,063)	(3,238)	(3,613)

Increase (decrease) in net assets from contract transactions	(251,508)	(249,190)	17,774	(160,164)

Net increase (decrease) in net assets	194,921	798,823	21,521	111,543

Net assets:
Beginning of the period	4,890,451	4,091,628	1,463,139	1,351,596

End of the period	$5,085,372	$4,890,451	$1,484,660	$1,463,139

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Putnam VT Money Market Subaccount		Putnam VT New Value Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(63,458)	$(100,987)	$(34,204)	$(7,950)
Net realized capital gains (losses) on investments	—	—	85,265	(112,111)
Net change in unrealized appreciation/depreciation of investments	—	—	819,784	1,766,407

Increase (decrease) in net assets from operations	(63,458)	(100,987)	870,845	1,646,346

Contract transactions
Net contract purchase payments	1,437,051	328,842	239,666	230,564
Transfer payments from (to) other subaccounts or general account	423,845	(2,115,170)	(195,628)	(196,997)
Contract terminations, withdrawals, and other deductions	(3,451,886)	(2,642,993)	(777,887)	(350,011)
Contract maintenance charges	(10,033)	(12,343)	(11,479)	(11,034)

Increase (decrease) in net assets from contract transactions	(1,601,023)	(4,441,664)	(745,328)	(327,478)

Net increase (decrease) in net assets	(1,664,481)	(4,542,651)	125,517	1,318,868

Net assets:
Beginning of the period	9,786,807	14,329,458	6,715,687	5,396,819

End of the period	$8,122,326	$9,786,807	$6,841,204	$6,715,687

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity - VIP High Income Subaccount		Fidelity - VIP Equity-Income Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$392,647	$208,446	$(6,650)	$2,847
Net realized capital gains (losses) on investments	(37,074)	(295,727)	134,730	(137,913)
Net change in unrealized appreciation/depreciation of investments	115,846	1,134,492	1,157,802	2,939,076

Increase (decrease) in net assets from operations	471,419	1,047,211	1,285,882	2,804,010

Contract transactions
Net contract purchase payments	398,607	734,451	1,130,512	1,084,625
Transfer payments from (to) other subaccounts or general account	(196,623)	1,088,979	367,989	1,732,755
Contract terminations, withdrawals, and other deductions	(334,178)	(259,223)	(852,980)	(474,478)
Contract maintenance charges	(11,586)	(8,570)	(32,688)	(23,939)

Increase (decrease) in net assets from contract transactions	(143,780)	1,555,637	612,833	2,318,963

Net increase (decrease) in net assets	327,639	2,602,848	1,898,715	5,122,973

Net assets:
Beginning of the period	5,808,892	3,206,044	12,680,481	7,557,508

End of the period	$6,136,531	$5,808,892	$14,579,196	$12,680,481

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity - VIP Growth Subaccount		Fidelity - VIP Index 500 Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(59,391)	$(56,740)	$(17,979)	$6,746
Net realized capital gains (losses) on investments	(58,715)	(556,756)	(987,899)	(931,634)
Net change in unrealized appreciation/depreciation of investments	168,448	1,843,858	3,485,771	7,116,970

Increase (decrease) in net assets from operations	50,342	1,230,362	2,479,893	6,192,082

Contract transactions
Net contract purchase payments	147,294	476,994	760,185	1,320,288
Transfer payments from (to) other subaccounts or general account	(245,875)	(514,835)	(919,847)	2,225,598
Contract terminations, withdrawals, and other deductions	(350,758)	(297,334)	(2,450,163)	(1,937,498)
Contract maintenance charges	(10,900)	(10,913)	(49,284)	(41,311)

Increase (decrease) in net assets from contract transactions	(460,239)	(346,088)	(2,659,109)	1,567,077

Net increase (decrease) in net assets	(409,897)	884,274	(179,216)	7,759,159

Net assets:
Beginning of the period	4,793,055	3,908,781	29,511,432	21,752,273

End of the period	$4,383,158	$4,793,055	$29,332,216	$29,511,432

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity - VIP Investment Grade Bond Subaccount		Fidelity - VIP Growth Opportunities Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$965,115	$766,644	$(54,549)	$(44,417)
Net realized capital gains (losses) on investments	1,146,588	970,303	(451,552)	(591,600)
Net change in unrealized appreciation/depreciation of investments	(1,195,212)	(466,429)	795,468	2,049,651

Increase (decrease) in net assets from operations	916,491	1,270,518	289,367	1,413,634

Contract transactions
Net contract purchase payments	1,139,879	3,487,579	195,486	308,161
Transfer payments from (to) other subaccounts or general account	(3,600,267)	3,202,106	(262,451)	214,165
Contract terminations, withdrawals, and other deductions	(2,711,147)	(2,420,096)	(660,700)	(586,623)
Contract maintenance charges	(62,067)	(61,913)	(14,606)	(14,045)

Increase (decrease) in net assets from contract transactions	(5,233,602)	4,207,676	(742,271)	(78,342)

Net increase (decrease) in net assets	(4,317,111)	5,478,194	(452,904)	1,335,292

Net assets:
Beginning of the period	34,739,598	29,261,404	6,179,628	4,844,336

End of the period	$30,422,487	$34,739,598	$5,726,724	$6,179,628

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Templeton Foreign Securities Subaccount		Templeton Global Asset Allocation Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(24,051)	$18,978	$73,879	$40,181
Net realized capital gains (losses) on investments	(116,950)	(759,054)	53,092	(77,699)
Net change in unrealized appreciation/depreciation of investments	1,272,681	2,186,555	684,604	1,073,649

Increase (decrease) in net assets from operations	1,131,680	1,446,479	811,575	1,036,131

Contract transactions
Net contract purchase payments	561,126	520,825	835,256	374,917
Transfer payments from (to) other subaccounts or general account	556,663	249,233	662,138	1,390,934
Contract terminations, withdrawals, and other deductions	(397,828)	(314,140)	(353,335)	(269,845)
Contract maintenance charges	(13,813)	(9,925)	(19,293)	(12,015)

Increase (decrease) in net assets from contract transactions	706,148	445,993	1,124,766	1,483,991

Net increase (decrease) in net assets	1,837,828	1,892,472	1,936,341	2,520,122

Net assets:
Beginning of the period	6,125,840	4,233,368	4,914,411	2,394,289

End of the period	$7,963,668	$6,125,840	$6,850,752	$4,914,411

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Franklin Small Cap Subaccount		Templeton Developing Markets Securities Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(238,556)	$(193,491)	$4,648	$(1,722)
Net realized capital gains (losses) on investments	(816,529)	(926,300)	120,179	16,902
Net change in unrealized appreciation/depreciation of investments	2,666,842	5,485,034	114,195	203,313

Increase (decrease) in net assets from operations	1,611,757	4,365,243	239,022	218,493

Contract transactions
Net contract purchase payments	603,279	953,981	308,699	45,939
Transfer payments from (to) other subaccounts or general account	343,352	1,039,701	272,567	236,956
Contract terminations, withdrawals, and other deductions	(1,088,371)	(790,596)	(54,657)	(24,739)
Contract maintenance charges	(36,628)	(35,129)	(3,134)	(1,840)

Increase (decrease) in net assets from contract transactions	(178,368)	1,167,957	523,475	256,316

Net increase (decrease) in net assets	1,433,389	5,533,200	762,497	474,809

Net assets:
Beginning of the period	16,399,692	10,866,492	800,265	325,456

End of the period	$17,833,081	$16,399,692	$1,562,762	$800,265

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Franklin Small Cap Value Securities Subaccount		Mutual Shares Securities Subaccount
	2004	2003(1)	2004	2003(1)
Operations
Net investment income (loss)	$(9,665)	$(625)	$(10,861)	$(1,823)
Net realized capital gains (losses) on investments	17,428	8,244	22,485	665
Net change in unrealized appreciation/depreciation of investments	166,998	11,481	207,644	46,458

Increase (decrease) in net assets from operations	174,761	19,100	219,268	45,300

Contract transactions
Net contract purchase payments	343,737	44,959	771,608	44,495
Transfer payments from (to) other subaccounts or general account	849,343	117,610	1,342,124	469,763
Contract terminations, withdrawals, and other deductions	(14,775)	(3,839)	(43,267)	(8,891)
Contract maintenance charges	(1,183)	(114)	(2,261)	(162)

Increase (decrease) in net assets from contract transactions	1,177,122	158,616	2,068,204	505,205

Net increase (decrease) in net assets	1,351,883	177,716	2,287,472	550,505

Net assets:
Beginning of the period	177,716	—	550,505	—

End of the period	$1,529,599	$177,716	$2,837,977	$550,505

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Asset Allocation - Growth Subaccount		Asset Allocation - Conservative Subaccount
	2004	2003(1)	2004	2003(1)
Operations
Net investment income (loss)	$(113,651)	$(19,302)	$(102,038)	$(10,704)
Net realized capital gains (losses) on investments	235,100	2,878	193,945	6,648
Net change in unrealized appreciation/depreciation of investments	1,172,504	406,840	618,995	174,977

Increase (decrease) in net assets from operations	1,293,953	390,416	710,902	170,921

Contract transactions
Net contract purchase payments	5,457,403	586,620	5,522,031	1,594,120
Transfer payments from (to) other subaccounts or general account	3,095,879	3,533,003	2,208,636	1,197,012
Contract terminations, withdrawals, and other deductions	(393,389)	(76,308)	(222,084)	(48,349)
Contract maintenance charges	(17,585)	(4,883)	(5,567)	(954)

Increase (decrease) in net assets from contract transactions	8,142,308	4,038,432	7,503,016	2,741,829

Net increase (decrease) in net assets	9,436,261	4,428,848	8,213,918	2,912,750

Net assets:
Beginning of the period	4,428,848	—	2,912,750	—

End of the period	$13,865,109	$4,428,848	$11,126,668	$2,912,750

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount
	2004	2003(1)	2004	2003(1)
Operations
Net investment income (loss)	$(190,731)	$(23,354)	$(347,820)	$(79,722)
Net realized capital gains (losses) on investments	190,851	17,771	522,443	10,967
Net change in unrealized appreciation/depreciation of investments	1,616,749	360,153	3,788,592	1,424,673

Increase (decrease) in net assets from operations	1,616,869	354,570	3,963,215	1,355,918

Contract transactions
Net contract purchase payments	7,829,285	2,387,352	18,715,772	3,178,063
Transfer payments from (to) other subaccounts or general account	8,419,111	2,599,510	7,571,787	10,287,069
Contract terminations, withdrawals, and other deductions	(833,934)	(96,582)	(1,333,470)	(119,501)
Contract maintenance charges	(15,501)	(4,297)	(51,180)	(19,957)

Increase (decrease) in net assets from contract transactions	15,398,961	4,885,983	24,902,909	13,325,674

Net increase (decrease) in net assets	17,015,830	5,240,553	28,866,124	14,681,592

Net assets:
Beginning of the period	5,240,553	—	14,681,592	—

End of the period	$22,256,383	$5,240,553	$43,547,716	$14,681,592

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Capital Guardian Global Subaccount		Capital Guardian U.S. Equity Subaccount
	2004	2003(1)	2004	2003(1)
Operations
Net investment income (loss)	$(7,966)	$(180)	$(27,601)	$(2,039)
Net realized capital gains (losses) on investments	3,641	35	27,293	686
Net change in unrealized appreciation/depreciation of investments	74,415	8,842	164,621	54,537

Increase (decrease) in net assets from operations	70,090	8,697	164,313	53,184

Contract transactions
Net contract purchase payments	436,425	154,971	1,016,006	215,832
Transfer payments from (to) other subaccounts or general account	344,538	34,665	873,265	601,094
Contract terminations, withdrawals, and other deductions	(20,292)	(1,112)	(65,966)	(4,184)
Contract maintenance charges	(1,656)	(2)	(6,657)	(981)

Increase (decrease) in net assets from contract transactions	759,015	188,522	1,816,648	811,761

Net increase (decrease) in net assets	829,105	197,219	1,980,961	864,945

Net assets:
Beginning of the period	197,219	—	864,945	—

End of the period	$1,026,324	$197,219	$2,845,906	$864,945

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Capital Guardian Value Subaccount		Federated Growth & Income Subaccount
	2004	2003(1)	2004	2003(1)
Operations
Net investment income (loss)	$(5,148)	$(160)	$7,865	$(366)
Net realized capital gains (losses) on investments	7,397	660	34,820	613
Net change in unrealized appreciation/depreciation of investments	166,817	6,432	7,799	17,181

Increase (decrease) in net assets from operations	169,066	6,932	50,484	17,428

Contract transactions
Net contract purchase payments	691,738	101,410	290,663	36,701
Transfer payments from (to) other subaccounts or general account	827,516	46,759	300,437	229,975
Contract terminations, withdrawals, and other deductions	(24,294)	(1,092)	(45,816)	(2,371)
Contract maintenance charges	(1,538)	(22)	(1,074)	(49)

Increase (decrease) in net assets from contract transactions	1,493,422	147,055	544,210	264,256

Net increase (decrease) in net assets	1,662,488	153,987	594,694	281,684

Net assets:
Beginning of the period	153,987	—	281,684	—

End of the period	$1,816,475	$153,987	$876,378	$281,684

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	PIMCO Total Return Subaccount		Transamerica Equity Subaccount
	2004	2003(1)	2004	2003(1)
Operations
Net investment income (loss)	$(698)	$(1,397)	$(8,395)	$(836)
Net realized capital gains (losses) on investments	38,830	(1,298)	26,709	2,555
Net change in unrealized appreciation/depreciation of investments	19,673	6,036	113,754	16,361

Increase (decrease) in net assets from operations	57,805	3,341	132,068	18,080

Contract transactions
Net contract purchase payments	1,054,678	215,545	779,054	38,401
Transfer payments from (to) other subaccounts or general account	1,477,997	346,065	324,279	129,627
Contract terminations, withdrawals, and other deductions	(69,866)	(6,514)	(133,669)	(4,822)
Contract maintenance charges	(2,228)	(345)	(590)	(309)

Increase (decrease) in net assets from contract transactions	2,460,581	554,751	969,074	162,897

Net increase (decrease) in net assets	2,518,386	558,092	1,101,142	180,977

Net assets:
Beginning of the period	558,092	—	180,977	—

End of the period	$3,076,478	$558,092	$1,282,119	$180,977

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Transamerica U.S. Government Securities-PAM Subaccount
	2004	2003(1)
Operations
Net investment income (loss)	$89,237	$—
Net realized capital gains (losses) on investments	(23,519)	5
Net change in unrealized appreciation/depreciation of investments	79	—

Increase (decrease) in net assets from operations	65,797	5

Contract transactions
Net contract purchase payments	2	—
Transfer payments from (to) other subaccounts or general account	(1,622)	899
Contract terminations, withdrawals, and other deductions	(58,326)	(904)
Contract maintenance charges	(28)	—

Increase (decrease) in net assets from contract transactions	(59,974)	(5)

Net increase (decrease) in net assets	5,823	—

Net assets:
Beginning of the period	—	—

End of the period	$5,823	$—

See accompanying notes.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Organization

The Retirement Builder Variable Annuity Account (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company, formerly PFL Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these subaccounts is available to contract owners of the Portfolio Select Variable Annuity. Activity in the remaining subaccounts (not included herein), as well as certain of these specific subaccounts, are available to contract owners of the Retirement Income Builder Variable Annuity, Immediate Income Builder, The One Income Annuity, and Retirement Income Builder II Variable Annuity, also offered by Transamerica Life. The amounts reported herein represent the activity related only to contract owners of the Portfolio Select Variable Annuity. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in all but one of these specific subaccounts is available to contract owners. The Transamerica U.S. Government Securities-PAM Fund-Service Class subaccount (“PAM Fund”) (formerly known as Transamerica U.S. Government Securities-Safe Fund-Service Class) was added on November 3, 2003 solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner's other subaccounts into the “PAM Fund” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:

AIM Variable Insurance Funds - Series II shares:

AIM V.I. Capital Appreciation Fund-Series II

AIM V.I. Core Equity Fund-Series II

AIM V.I. International Growth Fund-Series II

AIM V.I. Premier Equity Fund-Series II

AIM V.I. Dent Demographic Trends Fund-Series II

AllianceBernstein Variable Products Series Fund, Inc. - Class B:

AllianceBernstein Premier Growth Portfolio-Class B

AllianceBernstein Technology Portfolio-Class B

Davis Variable Account Fund, Inc.:

Davis Value Portfolio

Evergreen Variable Annuity Trust - Class 2:

Evergreen VA Fund-Class 2

Evergreen VA Foundation Fund-Class 2

Evergreen VA Growth and Income Fund-Class 2

Evergreen VA Global Leaders Fund-Class 2

Evergreen VA International Equity Fund-Class 2

Evergreen VA Capital Growth Fund-Class 2

Evergreen VA Growth Fund-Class 2

Evergreen VA High Income Fund-Class 2

Evergreen VA Blue Chip Fund-Class 2

Evergreen VA Omega Fund-Class 2

MFS® Variable Insurance TrustSM - Service Class:

MFS Emerging Growth Series-Service Class

MFS Research Series-Service Class

MFS Total Return Series-Service Class

MFS Utilities Series-Service Class

Oppenheimer Variable Account Funds - Service Shares:

Oppenheimer Capital Appreciation Fund/VA-Service Shares

Oppenheimer Main Street Fund/VA-Service Shares

Oppenheimer Balanced Fund/VA-Service Shares

Oppenheimer Strategic Bond Fund/VA-Service Shares

Putnam Variable Trust - Class IB Shares:

Putnam VT Global Equity Fund-Class IB Shares

Putnam VT Growth and Income Fund-Class IB Shares

Putnam VT Growth Opportunities Fund-Class IB Shares

Putnam VT Money Market Fund-Class IB Shares

Putnam VT New Value Fund-Class IB Shares

Variable Insurance Products Fund: Service Class 2

Fidelity-VIP High Income Portfolio-Service Class 2

Fidelity-VIP Equity-Income Portfolio-Service Class 2

Fidelity-VIP Growth Portfolio-Service Class 2

Fidelity-VIP Index 500 Portfolio-Service Class 2

Fidelity-VIP Investment Grade Bond Portfolio-Service Class 2

Fidelity-VIP Growth Opportunities Portfolio-Service Class 2

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies (continued)

Federated Insurance Series:

Federated American Leaders Fund II

Federated High Income Bond Fund II

Federated Kaufmann Fund II

Franklin Templeton Variable Insurance Products Trust - Class 2:

Templeton Foreign Securities Fund-Class 2

Templeton Global Asset Allocation Fund-Class 2

Franklin Small Cap Fund-Class 2

Templeton Developing Markets Securities Fund-Class 2

Franklin Small Cap Value Securities Fund-Class 2

Mutual Shares Securities Fund-Class 2

AEGON/Transamerica Series Fund Inc. - Service Class:

Asset Allocation-Growth Portfolio-Service Class

Asset Allocation-Conservative Portfolio-Service Class

Asset Allocation-Moderate Portfolio-Service Class

Asset Allocation-Moderate Growth Portfolio-Service Class

Capital Guardian Global-Service Class

Capital Guardian U.S. Equity-Service Class

Capital Guardian Value-Service Class

Federated Growth & Income-Service Class

PIMCO Total Return-Service Class

Transamerica Equity

Transamerica U.S. Government Securities-PAM

An optional “Liquidity Rider” is available for the Landmark Variable Annuity. There is an extra charge for this rider.

The following subaccounts are added for those contract owners who elect this rider:

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Alliance Premier Growth	January 2, 2001
Alliance Technology	January 2, 2001
Evergreen VA Blue Chip	January 2, 2001
Evergreen VA Omega	January 2, 2001
Asset Allocation-Growth Portfolio-Service Class	May 1, 2003
Asset Allocation-Conservative Portfolio-Service Class	May 1, 2003
Asset Allocation-Moderate Portfolio-Service Class	May 1, 2003
Asset Allocation-Moderate Growth Portfolio-Service Class	May 1, 2003
Capital Guardian Global-Service Class	May 1, 2003
Capital Guardian U.S. Equity-Service Class	May 1, 2003
Capital Guardian Value-Service Class	May 1, 2003
Federated Growth & Income-Service Class	May 1, 2003
PIMCO Total Return-Service Class	May 1, 2003
Transamerica Equity-Service Class	May 1, 2003
Mutual Shares Securities Fund-Class 2	May 1, 2003
Franklin Small Cap Value Securities Fund-Class 2	May 1, 2003
Federated Kaufmann Fund II	May 1, 2003
Transamerica U.S. Government Securities-Safe Fund	November 3, 2003

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2004.

Portfolio	Formerly
Oppenheimer Balanced Fund/VA-Service Shares	Oppenheimer Multiple Strategies Fund/VA-Service Shares

As of May 1, 2003, new contract holders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to contract holders that had purchases prior to May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2004.

Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2004 were as follows:

	Purchases	Sales
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund
Initial	$306,811	$747,642
Service	159,496	15,886
AIM V.I. Core Equity Fund
Initial	280,993	2,423,774
Service	118,669	5,346
AIM V.I. International Growth Fund
Initial	362,331	517,412
Service	34,307	1,899
AIM V.I. Premier Equity Fund
Initial	176,705	4,957,696
Service	11,017	2,472
AIM V.I. Dent Demographic Trends Fund
Initial	92,593	269,468
Service	165,818	18,307
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Premier Growth Portfolio-Class B	568,301	966,349
AllianceBernstein Technology Portfolio-Class B	551,090	617,290
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	2,254,986	1,572,505
Evergreen Variable Trust:
Evergreen VA Fund
Initial	72,755	457,622
Service	585,940	92,462
Evergreen VA Foundation Fund
Initial	338,847	4,399,244
Service	371,341	40,726
Evergreen VA Growth and Income Fund
Initial	237,458	2,075,624
Service	1,086,892	180,395
Evergreen VA Global Leaders Fund
Initial	—	—
Service	—	—
Evergreen VA International Equity Fund
Initial	444,881	801,690
Service	837,774	117,033

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments (continued)

	Purchases	Sales
Evergreen VA Capital Growth Fund
Initial	—	—
Service	—	—
Evergreen VA Growth Fund
Initial	433,147	848,693
Service	325,075	38,978
Evergreen VA High Income Fund
Initial	1,017,147	1,384,339
Service	1,072,852	158,072
Evergreen VA Blue Chip Fund
Initial	—	—
Service	—	—
Evergreen VA Omega Fund
Initial	570,344	824,236
Service	1,564,071	145,150
Federated Insurance Series:
Federated American Leaders Fund II	771,271	716,377
Federated High Income Bond Fund II	1,284,170	2,268,365
Federated Kaufmann Fund II	3,433,775	533,485
MFS® Variable Insurance TrustSM:
MFS Emerging Growth Series
Initial	87,263	2,559,209
Service	94,145	19,761
MFS Research Series
Initial	242,963	1,908,381
Service	60,329	5,278
MFS Total Return Series
Initial	2,298,367	5,129,279
Service	2,362,917	191,873
MFS Utilities Series
Initial	841,942	2,601,006
Service	139,277	65,151
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA
Initial	772,897	3,281,451
Service	829,647	201,999
Oppenheimer Main Street Fund/VA
Initial	563,551	1,437,925
Service	142,112	5,633

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments (continued)

	Purchases	Sales
Oppenheimer Balanced Fund/VA
Initial	613,734	1,478,211
Service	157,309	20,938
Oppenheimer Strategic Bond Fund/VA
Initial	1,309,979	3,301,210
Service	950,153	83,218
Putnam Variable Trust - Class IB Shares:
Putnam VT Global Equity Fund-Class IB Shares	126,416	1,033,971
Putnam VT Growth and Income Fund-Class IB Shares	386,875	628,579
Putnam VT Growth Opportunities Fund-Class IB Shares	116,190	118,088
Putnam VT Money Market Fund-Class IB Shares	4,458,795	6,123,278
Putnam VT New Value Fund-Class IB Shares	410,156	1,189,693
Variable Insurance Products Fund: Service Class 2
Fidelity-VIP High Income Portfolio-Service Class 2
Service	1,493,970	1,602,777
Service 2	435,043	77,387
Fidelity-VIP Equity-Income Portfolio-Service Class 2	2,089,163	1,433,506
Fidelity-VIP Growth Portfolio-Service Class 2	446,520	966,152
Fidelity-VIP Index 500 Portfolio-Service Class 2
Service	995,394	4,078,313
Service 2	427,269	21,670
Fidelity-VIP Investment Grade Bond Portfolio-Service Class 2
Service	3,166,717	6,801,591
Service 2	768,225	375,542
Fidelity-VIP Growth Opportunities Portfolio-Service Class 2
Service	237,937	1,188,149
Service 2	161,876	8,477
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund-Class 2	1,528,521	846,500
Templeton Global Asset Allocation Fund-Class 2	1,712,236	513,673
Franklin Small Cap Fund-Class 2	1,532,795	1,949,603
Templeton Developing Markets Securities Fund-Class 2	873,652	345,514
Franklin Small Cap Value Securities Fund-Class 2	1,329,435	161,960
Mutual Shares Securities Fund-Class 2	2,229,728	172,380

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments (continued)

	Purchases	Sales
AEGON/Transamerica Series Fund Inc. - Service Class:
Asset Allocation-Growth Portfolio-Service Class	9,217,124	1,102,747
Asset Allocation-Conservative Portfolio-Service Class	8,325,858	825,214
Asset Allocation-Moderate Portfolio-Service Class	15,810,826	470,564
Asset Allocation-Moderate Growth Portfolio-Service Class	27,004,429	2,252,350
Capital Guardian Global-Service Class	843,231	92,181
Capital Guardian U.S. Equity-Service Class	2,061,433	272,375
Capital Guardian Value-Service Class	1,616,029	127,743
Federated Growth & Income-Service Class	780,302	208,936
PIMCO Total Return-Service Class	2,780,209	286,609
Transamerica Equity-Service Class	1,156,425	195,748
Transamerica U.S. Government Securities-PAM	3,733,038	3,688,202

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. International Growth Subaccount	AIM V.I. Premier Equity Subaccount
Units outstanding at January 1, 2003	4,664,792	12,648,479	3,850,786	28,635,553
Units purchased	228,594	70,077	11,018	369,121
Units redeemed and transferred	384,867	(1,538,579)	(355,461)	(4,244,105)

Units outstanding at December 31, 2003	5,278,253	11,179,977	3,506,343	24,760,569
Units purchased	239,015	168,274	43,463	123,318
Units redeemed and transferred	(463,758)	(1,951,141)	(154,437)	(4,731,902)

Units outstanding at December 31, 2004	5,053,510	9,397,110	3,395,369	20,151,985

	AIM V.I. Dent Demographic Trends Subaccount	AllianceBernstein Premier Growth Subaccount(1)	AllianceBernstein Technology Subaccount(1)	Davis Value Subaccount
Units outstanding at January 1, 2003	2,689,471	7,458,348	3,452,643	14,865,105
Units purchased	228,594	454,215	417,112	1,738,336
Units redeemed and transferred	46,215	(70,325)	(996,906)	2,517,658

Units outstanding at December 31, 2003	2,964,280	7,842,238	2,872,849	19,121,099
Units purchased	164,871	306,384	75,964	708,093
Units redeemed and transferred	(346,850)	(957,520)	(345,229)	13,647

Units outstanding at December 31, 2004	2,782,301	7,191,102	2,603,584	19,842,839

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding (continued)

	Evergreen VA Subaccount	Evergreen VA Foundation Subaccount	Evergreen VA Growth and Income Subaccount	Evergreen VA Global Leaders Subaccount
Units outstanding at January 1, 2003	1,633,309	17,889,617	3,492,011	3,616,098
Units purchased	94,520	522,618	239,857	160,215
Units redeemed and transferred	1,301,252	(2,209,485)	6,509,266	(3,776,313)

Units outstanding at December 31, 2003	3,029,081	16,202,750	10,241,134	—
Units purchased	453,440	357,431	766,644	—
Units redeemed and transferred	(430,546)	(4,015,743)	(1,624,754)	—

Units outstanding at December 31, 2004	3,051,975	12,544,438	9,383,024	—

	Evergreen VA International Equity Subaccount	Evergreen VA Capital Growth Subaccount	Evergreen VA Growth Subaccount	Evergreen VA High Income Subaccount
Units outstanding at January 1, 2003	2,228,818	8,888,253	4,324,745	2,379,627
Units purchased	452,400	565,596	446,516	1,381,777
Units redeemed and transferred	3,230,832	(9,453,849)	(498,007)	1,152,686

Units outstanding at December 31, 2003	5,912,050	—	4,273,254	4,914,090
Units purchased	632,907	—	328,175	900,670
Units redeemed and transferred	(386,505)	—	(384,913)	(602,794)

Units outstanding at December 31, 2004	6,158,452	—	4,216,516	5,211,966

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding (continued)

	Evergreen VA Blue Chip Subaccount(1)	Evergreen VA Omega Subaccount(1)	Federated American Leaders Fund II Subaccount	Federated High Income Bond Fund II Subaccount
Units outstanding at January 1, 2003	1,398,934	4,970,452	5,161,742	8,653,115
Units purchased	189,828	579,272	562,804	850,813
Units redeemed and transferred	(1,588,762)	213,042	679,450	43,087

Units outstanding at December 31, 2003	—	5,762,766	6,403,996	9,547,015
Units purchased	—	778,200	104,695	263,793
Units redeemed and transferred	—	99,735	(77,972)	(1,648,185)

Units outstanding at December 31, 2004	—	6,640,701	6,430,719	8,162,623

	Federated Kaufmann Fund II Subaccount(1)	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount
Units outstanding at January 1, 2003	—	12,493,263	9,111,319	26,783,920
Units purchased	156,522	189,030	235,063	2,634,756
Units redeemed and transferred	1,523,063	(1,205,735)	(1,001,409)	3,185,454

Units outstanding at December 31, 2003	1,679,585	11,476,558	8,344,973	32,604,130
Units purchased	776,609	89,238	93,537	2,588,750
Units redeemed and transferred	1,411,772	(2,387,346)	(1,652,580)	(2,933,967)

Units outstanding at December 31, 2004	3,867,966	9,178,450	6,785,930	32,258,913

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding (continued)

	MFS Utilities Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Balanced Subaccount
Units outstanding at January 1, 2003	11,590,814	19,578,868	8,287,974	6,824,779
Units purchased	309,197	1,912,075	803,204	564,149
Units redeemed and transferred	(973,269)	1,174,790	1,399,432	(473,453)

Units outstanding at December 31, 2003	10,926,742	22,665,733	10,490,610	6,915,475
Units purchased	696,237	528,073	195,054	1,907,938
Units redeemed and transferred	(2,093,175)	(1,609,084)	(796,826)	(2,378,546)

Units outstanding at December 31, 2004	9,529,804	21,584,722	9,888,838	6,444,867

	Oppenheimer Strategic Bond Subaccount	Putnam VT Global Equity Subaccount	Putnam VT Growth and Income Subaccount	Putnam VT Growth Opportunities Subaccount
Units outstanding at January 1, 2003	9,960,979	6,568,436	5,112,562	3,834,379
Units purchased	465,766	149,285	252,165	94,906
Units redeemed and transferred	1,097,033	(811,120)	(498,958)	(606,693)

Units outstanding at December 31, 2003	11,523,778	5,906,601	4,865,769	3,322,592
Units purchased	115,318	27,268	181,581	148,171
Units redeemed and transferred	(1,247,476)	(1,068,890)	(450,558)	(168,017)

Units outstanding at December 31, 2004	10,391,620	4,864,979	4,596,792	3,302,746

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding (continued)

	Putnam VT Money Market Subaccount	Putnam VT New Value Subaccount	Fidelity - VIP High Income Subaccount	Fidelity - VIP Equity-Income Subaccount
Units outstanding at January 1, 2003	13,162,809	5,104,555	3,893,857	9,143,496
Units purchased	439,283	246,117	756,859	1,258,279
Units redeemed and transferred	(4,608,854)	(470,770)	851,490	1,582,438

Units outstanding at December 31, 2003	8,993,238	4,879,902	5,502,206	11,984,213
Units purchased	639,356	161,519	356,717	738,565
Units redeemed and transferred	(2,004,988)	(618,896)	(501,887)	(211,753)

Units outstanding at December 31, 2004	7,627,606	4,422,525	5,357,036	12,511,025

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Index 500 Subaccount	Fidelity -VIP Investment Grade Bond Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Units outstanding at January 1, 2003	7,294,549	19,076,232	21,553,619	5,871,373
Units purchased	754,519	1,312,729	2,929,770	384,853
Units redeemed and transferred	(1,014,300)	641,475	957,252	(391,969)

Units outstanding at December 31, 2003	7,034,768	21,030,436	25,440,641	5,864,257
Units purchased	169,568	613,741	1,012,044	177,431
Units redeemed and transferred	(988,364)	(2,301,291)	(4,665,148)	(911,014)

Units outstanding at December 31, 2004	6,215,972	19,342,886	21,787,537	5,130,674

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding (continued)

	Templeton Foreign Securities Subaccount	Templeton Global Asset Allocation Subaccount	Franklin Small Cap Subaccount	Templeton Developing Markets Securities Subaccount
Units outstanding at January 1, 2003	5,818,277	2,659,861	13,972,171	417,341
Units purchased	657,693	355,719	1,155,198	34,582
Units redeemed and transferred	(33,819)	1,173,204	466,398	224,566

Units outstanding at December 31, 2003	6,442,151	4,188,784	15,593,767	676,489
Units purchased	456,490	468,863	447,520	133,073
Units redeemed and transferred	190,312	443,339	(634,818)	250,538

Units outstanding at December 31, 2004	7,088,953	5,100,986	15,406,469	1,060,100

	Franklin Small Cap Value Securities Subaccount(1)	Mutual Shares Securities Subaccount(1)	Asset Allocation - Growth Subaccount(1)	Asset Allocation - Conservative Subaccount(1)
Units outstanding at January 1, 2003	—	—	—	—
Units purchased	35,648	39,765	512,423	1,469,391
Units redeemed and transferred	98,854	419,435	3,037,337	1,048,021

Units outstanding at December 31, 2003	134,502	459,200	3,549,760	2,517,412
Units purchased	247,083	634,401	4,314,811	4,737,865
Units redeemed and transferred	567,246	1,038,805	2,024,266	1,671,564

Units outstanding at December 31, 2004	948,831	2,132,406	9,888,837	8,926,841

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding (continued)

	Asset Allocation - Moderate Subaccount(1)	Asset Allocation - Moderate Growth Subaccount(1)	Capital Guardian Global Subaccount(1)	Capital Guardian U.S. Equity Subaccount(1)
Units outstanding at January 1, 2003	—	—	—	—
Units purchased	2,154,122	2,818,084	123,245	179,927
Units redeemed and transferred	2,290,654	9,352,644	27,067	512,835

Units outstanding at December 31, 2003	4,444,776	12,170,728	150,312	692,762
Units purchased	6,509,513	15,310,210	327,549	794,879
Units redeemed and transferred	6,269,041	4,865,446	239,898	624,620

Units outstanding at December 31, 2004	17,223,330	32,346,384	717,759	2,112,261

	Capital Guardian Value Subaccount(1)	Federated Growth & Income Subaccount(1)	PIMCO Total Return Subaccount(1)	Transamerica Equity Subaccount(1)
Units outstanding at January 1, 2003	—	—	—	—
Units purchased	82,179	34,415	215,789	35,135
Units redeemed and transferred	37,746	202,234	336,319	114,164

Units outstanding at December 31, 2003	119,925	236,649	552,108	149,299
Units purchased	525,377	241,409	1,034,249	623,715
Units redeemed and transferred	588,207	207,168	1,378,084	154,580

Units outstanding at December 31, 2004	1,233,509	685,226	2,964,441	927,594

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding (continued)

Transamerica U.S. Government Securities- PAM Subaccount(1)
Units outstanding at January 1, 2003	—
Units purchased	9
Units redeemed and transferred	(9)

Units outstanding at December 31, 2003	—
Units purchased	—
Units redeemed and transferred	5,671

Units outstanding at December 31, 2004	5,671

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in Note 5 to the financial statements. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
AIM V.I. Capital Appreciation
	12/31/2004		5,053,510	$1.29	to	$1.27	$5,705,003	0.00%	1.05% to 2.00%	5.22%	to	4.24%
	12/31/2003		5,278,253	1.23	to	1.22	5,660,899	0.00	1.05 to 2.00	22.88	to	22.12
	12/31/2002		4,664,792	0.88	to	0.79	3,960,882	0.00	1.25 to 2.00	(25.29)	to	(20.87)
	12/31/2001		1,938,838	1.18	to	1.17	2,273,669	0.00	1.25 to 1.40	(24.23)	to	(24.35)

AIM V.I. Core Equity
	12/31/2004		9,397,110	1.30	to	1.28	11,032,847	0.92	1.05 to 2.00	7.54	to	6.54
	12/31/2003		11,179,977	1.21	to	1.20	12,207,501	0.99	1.05 to 2.00	21.14	to	20.39
	12/31/2002		12,648,479	0.90	to	0.84	11,264,357	0.30	1.25 to 2.00	(16.63)	to	(15.65)
	12/31/2001		15,016,922	1.08	to	1.07	16,081,951	0.04	1.25 to 1.40	(23.79)	to	(23.91)

AIM V.I. International Growth
	12/31/2004		3,395,369	1.57	to	1.55	4,008,836	0.66	1.05 to 2.00	22.42	to	21.27
	12/31/2003		3,506,343	1.28	to	1.27	3,366,341	0.55	1.05 to 2.00	28.22	to	27.42
	12/31/2002		3,850,786	0.75	to	0.82	2,899,570	0.56	1.25 to 2.00	(16.72)	to	(18.48)
	12/31/2001		4,113,840	0.91	to	0.90	3,713,030	0.31	1.25 to 1.40	(24.48)	to	(24.60)

AIM V.I. Premier Equity
	12/31/2004		20,151,985	1.23	to	1.21	20,993,648	0.43	1.05 to 2.00	4.39	to	3.42
	12/31/2003		24,760,569	1.18	to	1.17	24,729,608	0.30	1.05 to 2.00	18.05	to	17.31
	12/31/2002		28,635,553	0.81	to	0.77	23,179,848	0.31	1.25 to 2.00	(31.12)	to	(23.15)
	12/31/2001		32,158,180	1.18	to	1.18	37,885,964	0.12	1.25 to 1.40	(13.65)	to	(13.78)

AIM V.I. Dent Demographic Trends
	12/31/2004		2,782,301	1.34	to	1.32	1,727,926	0.00	1.05 to 2.00	6.78	to	5.78
	12/31/2003		2,964,280	1.25	to	1.25	1,630,936	0.00	1.05 to 2.00	25.40	to	24.62
	12/31/2002		2,689,471	0.35	to	0.73	996,200	0.00	1.25 to 2.00	(33.04)	to	(26.52)
	12/31/2001		2,574,548	0.53	to	0.52	1,350,296	0.00	1.25 to 1.40	(32.76)	to	(32.86)

AllianceBernstein Premier Growth
	12/31/2004		7,191,102	0.76	to	1.00	5,160,276	0.00	1.05 to 2.00	7.01	to	6.21
	12/31/2003		7,842,238	1.15	to	0.94	5,144,643	0.00	1.05 to 2.00	15.31	to	20.95
	12/31/2002		7,458,348	0.58	to	0.78	3,891,127	0.00	1.25 to 2.00	(31.70)	to	(22.02)
	12/31/2001	(1)	2,637,650	0.85	to	0.64	1,740,366	0.00	1.25 to 1.40	(15.17)	to	(35.99)

AllianceBernstein Technology
	12/31/2004		2,603,584	0.68	to	0.98	1,654,172	0.00	1.05 to 2.00	3.79	to	3.02
	12/31/2003		2,872,849	1.32	to	0.95	1,657,657	0.00	1.05 to 2.00	32.19	to	40.97
	12/31/2002		3,452,643	0.46	to	0.68	1,392,887	0.00	1.25 to 2.00	(42.53)	to	(32.50)
	12/31/2001	(1)	1,487,492	0.80	to	0.48	756,091	0.00	1.25 to 1.40	(20.22)	to	(52.47)

Davis Value
	12/31/2004		19,842,839	1.02	to	1.18	21,281,961	0.84	1.05 to 2.00	10.94	to	10.12
	12/31/2003		19,121,099	1.25	to	1.07	18,416,452	0.84	1.05 to 2.00	25.04	to	27.22
	12/31/2002		14,865,105	0.72	to	0.84	10,983,505	1.11	1.25 to 2.00	(17.29)	to	(15.65)
	12/31/2001		6,273,069	0.87	to	0.87	5,442,559	0.73	1.25 to 1.40	(11.51)	to	(11.64)

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Evergreen VA
	12/31/2004		3,051,975	1.30	to	1.28	3,247,893	0.24	1.05 to 2.00	7.00	to	6.01
	12/31/2003		3,029,081	1.21	to	1.20	2,907,373	0.79	1.05 to 2.00	21.23	to	20.47
	12/31/2002		1,633,309	0.74	to	0.82	1,204,507	0.63	1.25 to 2.00	(23.18)	to	(18.32)
	12/31/2001		1,963,607	0.96	to	0.96	1,883,673	0.00	1.25 to 1.40	(18.87)	to	(18.99)

Evergreen VA Foundation
	12/31/2004		12,544,438	1.17	to	1.15	13,256,352	0.80	1.05 to 2.00	4.93	to	3.95
	12/31/2003		16,202,750	1.12	to	1.11	16,286,220	2.21	1.05 to 2.00	11.67	to	10.97
	12/31/2002		17,889,617	0.88	to	0.92	15,733,202	2.14	1.25 to 2.00	(10.78)	to	(8.11)
	12/31/2001		19,873,901	0.99	to	0.98	19,568,679	2.14	1.25 to 1.40	(9.70)	to	(9.84)

Evergreen VA Growth and Income
	12/31/2004		9,383,024	1.34	to	1.31	11,449,064	1.18	1.05 to 2.00	7.80	to	6.79
	12/31/2003		10,241,134	1.24	to	1.23	11,560,805	1.47	1.05 to 2.00	23.91	to	23.14
	12/31/2002		3,492,011	0.90	to	0.82	3,106,143	1.16	1.25 to 2.00	(16.46)	to	(17.87)
	12/31/2001		3,034,238	1.08	to	1.07	3,259,053	0.42	1.25 to 1.40	(13.25)	to	(13.38)

Evergreen VA Global Leaders
	12/31/2004		0.00	0.00	to	0.00	0.00	0.00	1.05 to 2.00	0.00	to	0.00
	12/31/2003		0.00	0.00	to	0.00	0.00	0.67	1.05 to 2.00	(100.00)	to	(100.00)
	12/31/2002		3,616,098	0.70	to	0.79	2,555,743	0.72	1.25 to 2.00	(21.25)	to	(20.67)
	12/31/2001		3,155,741	0.89	to	0.89	2,809,990	0.44	1.25 to 1.40	(14.50)	to	(14.63)

Evergreen VA International Equity
	12/31/2004		6,158,452	1.53	to	1.51	8,258,227	1.33	1.05 to 2.00	17.60	to	16.50
	12/31/2003		5,912,050	1.30	to	1.29	6,673,709	2.06	1.05 to 2.00	30.05	to	29.24
	12/31/2002		2,228,818	0.90	to	0.81	1,922,712	2.95	1.25 to 2.00	(11.58)	to	(18.53)
	12/31/2001		560,891	1.02	to	1.02	570,882	0.64	1.25 to 1.40	(19.20)	to	(19.32)

Evergreen VA Capital Growth
	12/31/2004		0.00	0.00	to	0.00	0.00	0.00	1.05 to 2.00	0.00	to	0.00
	12/31/2003		0.00	0.00	to	0.00	0.00	2.68	1.05 to 2.00	(100.00)	to	(100.00)
	12/31/2002		8,888,253	0.74	to	0.81	6,668,883	0.37	1.25 to 2.00	(23.47)	to	(19.32)
	12/31/2001		7,094,739	0.97	to	0.96	6,841,646	0.48	1.25 to 1.40	(14.03)	to	(14.16)

Evergreen VA Growth
	12/31/2004		4,216,516	1.48	to	1.46	5,798,959	0.00	1.05 to 2.00	12.39	to	11.34
	12/31/2003		4,273,254	1.32	to	1.31	5,236,433	0.00	1.05 to 2.00	31.83	to	31.01
	12/31/2002		4,324,745	1.01	to	0.75	3,858,397	0.00	1.25 to 2.00	(27.81)	to	(24.85)
	12/31/2001		1,456,541	1.40	to	1.39	2,032,526	0.00	1.25 to 1.40	(7.84)	to	(7.98)

Evergreen VA High Income
	12/31/2004		5,211,966	1.17	to	1.15	6,921,380	6.27	1.05 to 2.00	7.26	to	6.26
	12/31/2003		4,914,090	1.09	to	1.08	6,201,845	14.12	1.05 to 2.00	8.74	to	8.06
	12/31/2002		2,379,627	1.20	to	1.00	2,669,133	4.93	1.25 to 2.00	5.83	to	0.17
	12/31/2001		487,712	1.13	to	1.13	550,452	14.33	1.25 to 1.40	8.90	to	8.74

Evergreen VA Blue Chip
	12/31/2004		0.00	0.00	to	0.00	0.00	0.00	1.05 to 2.00	0.00	to	0.00
	12/31/2003		0.00	0.00	to	0.00	0.00	0.37	1.05 to 2.00	(100.00)	to	(100.00)
	12/31/2002		1,398,934	0.66	to	0.80	1,014,992	0.53	1.25 to 2.00	(23.01)	to	(20.07)
	12/31/2001	(1)	434,189	0.85	to	0.85	369,093	0.79	1.25 to 1.40	(14.87)	to	(15.00)

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
	Evergreen VA Omega
	12/31/2004		6,640,701	1.38 to 1.36	7,305,928	0.00	1.05 to 2.00	5.86 to 4.87
	12/31/2003		5,762,766	1.30 to 1.29	5,694,742	0.00	1.05 to 2.00	30.07 to 2 9.27
	12/31/2002		4,970,452	0.65 to 0.80	3,517,333	0.00	1.25 to 2.00	(26.30) to (20.36)
	12/31/2001	(1)	1,375,662	0.88 to 0.88	1,213,549	0.00	1.25 to 1.40	(11.68) to (11.81)
Federated American Leaders Fund II
	12/31/2004		6,430,719	1.06 to 1.08	6,879,934	1.39	1.05 to 2.00	8.42 to 7.62
	12/31/2003		6,403,996	1.25 to 1.01	6,299,387	1.45	1.05 to 2.00	25.11 to 25.19
	12/31/2002		5,161,742	0.77 to 0.80	4,024,939	0.68	1.25 to 2.00	(21.20) to (19.65)
	12/31/2001		1,446,461	0.98 to 0.98	1,417,853	0.84	1.25 to 1.40	(5.40) to (5.54)
Federated High Income Bond Fund II
	12/31/2004		8,162,623	1.26 to 1.24	10,129,048	7.37	1.05 to 2.00	9.09 to 8.29
	12/31/2003		9,547,015	1.11 to 1.15	10,864,292	7.10	1.05 to 2.00	10.51 to 19.82
	12/31/2002		8,653,115	0.96 to 0.96	8,158,814	9.00	1.25 to 2.00	0.14 to (4.29)
	12/31/2001		6,832,245	0.96 to 0.93	6,414,563	10.61	1.25 to 1.40	0.12 to (0.03)
Federated Kaufmann Fund II
	12/31/2004		3,867,966	1.51 to 1.49	5,815,749	0.00	1.05 to 2.00	13.24 to 12.40
	12/31/2003	(1)	1,679,585	1.34 to 1.33	2,234,964	0.00	1.05 to 2.00	33.50 to 32.67
	MFS Emerging Growth
	12/31/2004		9,178,450	1.34 to 1.32	9,871,032	0.00	1.05 to 2.00	11.55 to 10.50
	12/31/2003		11,476,558	1.20 to 1.19	11,060,346	0.00	1.05 to 2.00	19.84 to 19.09
	12/31/2002		12,493,263	0.75 to 0.74	9,373,865	0.00	1.25 to 2.00	(34.58) to (25.52)
	12/31/2001		14,526,155	1.15 to 1.15	16,681,033	0.00	1.25 to 1.40	(34.31) to (34.41)
	MFS Research
	12/31/2004		6,785,930	1.36 to 1.34	7,681,162	1.11	1.05 to 2.00	14.36 to 13.29
	12/31/2003		8,344,973	1.19 to 1.18	8,259,959	0.68	1.05 to 2.00	18.67 to 17.93
	12/31/2002		9,111,319	0.81 to 0.78	7,330,549	0.27	1.25 to 2.00	(25.47) to (21.72)
	12/31/2001		10,128,220	1.09 to 1.08	10,953,475	0.01	1.25 to 1.40	(22.23) to (22.35)
	MFS Total Return
	12/31/2004		32,258,913	1.24 to 1.22	43,633,182	1.70	1.05 to 2.00	9.87 to 8.84
	12/31/2003		32,604,130	1.13 to 1.12	40,479,803	1.73	1.05 to 2.00	12.76 to 12.06
	12/31/2002		26,783,920	1.16 to 0.92	29,756,045	1.46	1.25 to 2.00	(6.34) to (8.42)
	12/31/2001		13,554,300	1.24 to 1.24	16,789,128	1.84	1.25 to 1.40	(1.00) to (1.14)
	MFS Utilities
	12/31/2004		9,529,804	1.58 to 1.56	13,952,148	1.49	1.05 to 2.00	28.49 to 27.29
	12/31/2003		10,926,742	1.23 to 1.22	12,457,413	2.34	1.05 to 2.00	23.22 to 22.45
	12/31/2002		11,590,814	0.86 to 0.83	9,863,296	2.60	1.25 to 2.00	(23.71) to (16.51)
	12/31/2001		12,459,578	1.12 to 1.12	13,918,563	3.04	1.25 to 1.40	(25.15) to (25.26)
Oppenheimer Capital Appreciation
	12/31/2004		21,584,722	1.30 to 1.28	28,953,769	0.32	1.05 to 2.00	5.50 to 4.52
	12/31/2003		22,665,733	1.23 to 1.23	29,053,756	0.38	1.05 to 2.00	23.43 to 22.67
	12/31/2002		19,578,868	1.09 to 0.78	20,109,366	0.55	1.25 to 2.00	(27.76) to (21.58)
	12/31/2001		13,344,802	1.50 to 1.50	19,991,701	0.62	1.25 to 1.40	(13.66) to (13.79)
	Oppenheimer Main Street
	12/31/2004		9,888,838	1.31 to 1.29	11,649,939	0.86	1.05 to 2.00	8.01 to 7.00
	12/31/2003		10,490,610	1.21 to 1.21	11,468,217	0.92	1.05 to 2.00	21.27 to 20.52
	12/31/2002		8,287,974	0.92 to 0.80	7,320,536	0.55	1.25 to 2.00	(19.80) to (19.67)
	12/31/2001		3,221,001	1.14 to 1.14	3,666,420	0.39	1.25 to 1.40	(11.28) to (11.41)

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Oppenheimer Balanced
	12/31/2004	6,444,867	1.29 to 1.27	8,935,731	1.08	1.05 to 2.00	8.65 to 7.63
	12/31/2003	6,915,475	1.18 to 1.18	8,926,822	2.87	1.05 to 2.00	18.40 to 17.67
	12/31/2002	6,824,779	1.10 to 0.90	7,287,807	3.14	1.25 to 2.00	(11.51) to (10.50)
	12/31/2001	4,116,298	1.24 to 1.24	5,104,638	3.31	1.25 to 1.40	0.95 to 0.80
Oppenheimer Strategic Bond
	12/31/2004	10,391,620	1.16 to 1.15	14,276,622	5.41	1.05 to 2.00	7.30 to 6.30
	12/31/2003	11,523,778	1.08 to 1.08	14,966,237	5.92	1.05 to 2.00	8.39 to 7.71
	12/31/2002	9,960,979	1.15 to 1.03	11,260,415	6.89	1.25 to 2.00	6.12 to 2.73
	12/31/2001	6,621,011	1.08 to 1.08	7,134,372	2.39	1.25 to 1.40	3.55 to 3.39
Putnam VT Global Equity
	12/31/2004	4,864,979	1.00 to 1.16	4,870,689	2.09	1.05 to 2.00	12.27 to 11.45
	12/31/2003	5,906,601	1.25 to 1.04	5,266,277	1.00	1.05 to 2.00	24.67 to 26.70
	12/31/2002	6,568,436	0.70 to 0.82	4,572,899	0.07	1.25 to 2.00	(23.36) to (17.78)
	12/31/2001	8,003,634	0.91 to 0.91	7,266,312	0.00	1.25 to 1.40	(30.64) to (30.74)
Putnam VT Growth and Income
	12/31/2004	4,596,792	1.10 to 1.10	5,085,372	1.58	1.05 to 2.00	9.74 to 8.93
	12/31/2003	4,865,769	1.23 to 1.01	4,890,451	1.80	1.05 to 2.00	23.39 to 24.89
	12/31/2002	5,112,562	0.80 to 0.81	4,091,628	1.17	1.25 to 2.00	(19.99) to (18.83)
	12/31/2001	2,190,771	1.00 to 1.00	2,184,760	0.74	1.25 to 1.40	(7.56) to (7.69)
Putnam VT Growth Opportunities
	12/31/2004	3,302,746	0.41 to 0.96	1,484,660	0.00	1.05 to 2.00	0.49 to (0.26)
	12/31/2003	3,322,592	1.15 to 0.96	1,463,139	0.00	1.05 to 2.00	14.81 to 20.65
	12/31/2002	3,834,379	0.34 to 0.80	1,351,596	0.00	1.25 to 2.00	(30.36) to (20.50)
	12/31/2001	3,595,013	0.49 to 0.49	1,747,133	0.00	1.25 to 1.40	(32.94) to (33.04)
Putnam VT Money Market
	12/31/2004	7,627,606	1.10 to 0.97	8,122,326	0.63	1.05 to 2.00	(0.59) to (1.32)
	12/31/2003	8,993,238	1.00 to 0.98	9,786,807	0.52	1.05 to 2.00	(0.42) to (1.47)
	12/31/2002	13,162,809	1.11 to 0.99	14,329,458	1.19	1.25 to 2.00	(0.04) to (0.55)
	12/31/2001	12,091,674	1.11 to 1.11	13,422,875	3.35	1.25 to 1.40	2.48 to 2.33
Putnam VT New Value
	12/31/2004	4,422,525	1.65 to 1.22	6,841,204	0.88	1.05 to 2.00	14.00 to 13.16
	12/31/2003	4,879,902	1.29 to 1.08	6,715,687	1.27	1.05 to 2.00	29.30 to 29.88
	12/31/2002	5,104,555	1.10 to 0.83	5,396,819	0.85	1.25 to 2.00	(16.65) to (17.03)
	12/31/2001	3,733,715	1.32 to 1.32	4,924,627	0.76	1.25 to 1.40	2.03 to 1.88
Fidelity - VIP High Income
	12/31/2004	5,357,036	1.22 to 1.20	6,136,531	8.46	1.05 to 2.00	8.24 to 7.23
	12/31/2003	5,502,206	1.12 to 1.12	5,808,892	5.75	1.05 to 2.00	12.39 to 11.69
	12/31/2002	3,893,857	0.80 to 1.01	3,206,044	8.76	1.25 to 2.00	1.82 to 0.56
	12/31/2001	2,494,137	0.78 to 0.78	1,947,804	11.94	1.25 to 1.40	(12.83) to (12.96)
Fidelity - VIP Equity-Income
	12/31/2004	12,511,025	1.17 to 1.13	14,579,196	1.39	1.05 to 2.00	9.86 to 9.05
	12/31/2003	11,984,213	1.26 to 1.04	12,680,481	1.46	1.05 to 2.00	26.18 to 27.48
	12/31/2002	9,145,496	0.83 to 0.82	7,557,508	0.92	1.25 to 2.00	(18.18) to (18.44)
	12/31/2001	2,585,924	1.02 to 1.01	2,622,097	0.41	1.25 to 1.40	(6.40) to (6.54)

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity - VIP Growth
	12/31/2004		6,215,972	0.63 to 0.97	4,383,158	0.13	1.05 to 2.00	1.85 to 1.10
	12/31/2003		7,034,768	1.25 to 0.96	4,793,055	0.12	1.05 to 2.00	24.87 to 29.94
	12/31/2002		7,294,549	0.47 to 0.74	3,908,781	0.11	1.25 to 2.00	(31.16) to (25.85)
	12/31/2001		3,893,654	0.69 to 0.68	2,667,486	0.06	1.25 to 1.40	(18.89) to (19.01)
Fidelity - VIP Index 500
	12/31/2004		19,342,886	1.33 to 1.31	29,332,216	1.34	1.05 to 2.00	9.19 to 8.17
	12/31/2003		21,030,436	1.22 to 1.21	29,511,432	1.41	1.05 to 2.00	21.54 to 20.78
	12/31/2002		19,076,232	1.19 to 0.81	21,752,273	1.21	1.25 to 2.00	(23.21) to (19.20)
	12/31/2001		15,061,323	1.55 to 1.53	23,140,015	1.12	1.25 to 1.40	(13.19) to (13.32)
Fidelity - VIP Investment Grade Bond
	12/31/2004		21,787,537	1.04 to 1.03	30,422,487	4.47	1.05 to 2.00	3.10 to 2.14
	12/31/2003		25,440,641	1.01 to 1.01	34,739,598	3.59	1.05 to 2.00	1.33 to 0.70
	12/31/2002		21,553,619	1.46 to 1.07	29,261,404	2.39	1.25 to 2.00	8.98 to 6.96
	12/31/2001		7,397,411	1.34 to 1.33	9,838,812	3.36	1.25 to 1.40	7.12 to 6.96
Fidelity - VIP Growth Opportunities
	12/31/2004		5,130,674	1.28 to 1.26	5,726,724	0.49	1.05 to 2.00	5.78 to 4.79
	12/31/2003		5,864,257	1.21 to 1.21	6,179,628	0.62	1.05 to 2.00	21.34 to 20.58
	12/31/2002		5,871,373	0.83 to 0.81	4,844,336	1.10	1.25 to 2.00	(22.88) to (18.52)
	12/31/2001		6,082,631	1.08 to 1.07	6,522,781	0.40	1.25 to 1.40	(15.48) to (15.61)
Templeton Foreign Securities
	12/31/2004		7,088,953	1.10 to 1.18	7,963,668	1.05	1.05 to 2.00	17.06 to 16.20
	12/31/2003		6,442,151	1.32 to 1.01	6,125,840	1.79	1.05 to 2.00	31.57 to 29.62
	12/31/2002		5,818,277	0.72 to 0.78	4,233,368	1.50	1.25 to 2.00	(19.57) to (21.83)
	12/31/2001		3,094,550	0.89 to 0.89	2,749,026	2.86	1.25 to 1.40	(17.04) to (17.16)
Templeton Global Asset Allocation
	12/31/2004		5,100,986	1.34 to 1.33	6,850,752	2.74	1.05 to 2.00	14.29 to 13.44
	12/31/2003		4,188,784	1.27 to 1.17	4,914,411	2.57	1.05 to 2.00	26.58 to 29.37
	12/31/2002		2,659,861	0.90 to 0.90	2,394,289	1.47	1.25 to 2.00	(5.57) to (9.63)
	12/31/2001		1,036,700	0.95 to 0.95	985,602	1.20	1.25 to 1.40	(11.06) to (11.20)
Franklin Small Cap
	12/31/2004		15,406,469	1.17 to 1.11	17,833,081	0.00	1.05 to 2.00	10.09 to 9.28
	12/31/2003		15,593,767	1.32 to 1.02	16,399,692	0.00	1.05 to 2.00	32.03 to 34.56
	12/31/2002		13,972,171	0.79 to 0.76	10,866,492	0.23	1.25 to 2.00	(29.57) to (24.23)
	12/31/2001		7,116,642	1.12 to 1.11	7,916,270	0.37	1.25 to 1.40	(16.30) to (16.43)
Templeton Developing Markets Securities
	12/31/2004		1,060,100	1.34 to 1.59	1,562,762	1.82	1.05 to 2.00	23.17 to 22.26
	12/31/2003	(1)	676,489	1.45 to 1.30	800,265	1.08	1.05 to 2.00	45.12 to 50.00
Franklin Small Cap Value Securities
	12/31/2004		948,831	1.62 to 1.60	1,529,599	0.15	1.05 to 2.00	22.21 to 21.31
	12/31/2003	(1)	134,502	1.32 to 1.32	177,716	0.00	1.05 to 2.00	32.45 to 31.62
Mutual Shares Securities
	12/31/2004		2,132,406	1.34 to 1.32	2,837,977	0.75	1.05 to 2.00	11.24 to 10.42
	12/31/2003	(1)	459,200	1.20 to 1.19	550,505	0.15	1.05 to 2.00	20.18 to 19.43
Asset Allocation - Growth
	12/31/2004		9,888,837	1.41 to 1.39	13,865,109	0.10	1.05 to 2.00	12.49 to 11.66
	12/31/2003	(1)	3,549,760	1.25 to 1.24	4,428,848	0.00	1.05 to 2.00	25.10 to 24.32

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation - Conservative
	12/31/2004		8,926,841	1.25 to 1.24	11,126,668	0.09	1.05 to 2.00	8.09 to 7.29
	12/31/2003	(1)	2,517,412	1.16 to 1.15	2,912,750	0.00	1.05 to 2.00	16.06 to 15.34
Asset Allocation - Moderate
	12/31/2004		17,223,330	1.30 to 1.28	22,256,383	0.02	1.05 to 2.00	9.75 to 8.94
	12/31/2003	(1)	4,444,776	1.18 to 1.18	5,240,553	0.00	1.05 to 2.00	18.26 to 17.53
Asset Allocation - Moderate Growth
	12/31/2004		32,346,384	1.35 to 1.33	43,547,716	0.20	1.05 to 2.00	11.76 to 10.94
	12/31/2003	(1)	12,170,728	1.21 to 1.20	14,681,592	0.00	1.05 to 2.00	20.98 to 20.22
Capital Guardian Global
	12/31/2004		717,759	1.43 to 1.42	1,026,324	0.13	1.05 to 2.00	9.23 to 8.43
	12/31/2003	(1)	150,312	1.31 to 1.31	197,219	0.00	1.05 to 2.00	31.43 to 30.61
Capital Guardian U.S. Equity
	12/31/2004		2,112,261	1.35 to 1.34	2,845,906	0.06	1.05 to 2.00	8.14 to 7.34
	12/31/2003	(1)	692,762	1.25 to 1.25	864,945	0.00	1.05 to 2.00	25.32 to 24.54
Capital Guardian Value
	12/31/2004		1,233,509	1.48 to 1.46	1,816,475	0.85	1.05 to 2.00	14.94 to 14.10
	12/31/2003	(1)	119,925	1.29 to 1.28	153,987	0.00	1.05 to 2.00	28.68 to 27.88
Federated Growth & Income
	12/31/2004		685,226	1.28 to 1.27	876,378	2.71	1.05 to 2.00	7.62 to 6.83
	12/31/2003	(1)	236,649	1.19 to 1.19	281,684	0.39	1.05 to 2.00	19.31 to 18.57
PIMCO Total Return
	12/31/2004		2,964,441	1.04 to 1.03	3,076,478	1.45	1.05 to 2.00	2.93 to 2.17
	12/31/2003	(1)	552,108	1.01 to 1.01	558,092	0.48	1.05 to 2.00	1.34 to 0.71
Transamerica Equity
	12/31/2004		927,594	1.38 to 1.37	1,282,119	0.00	1.05 to 2.00	14.19 to 13.35
	12/31/2003	(1)	149,299	1.21 to 1.21	180,977	0.00	1.05 to 2.00	21.45 to 20.69
Transamerica U.S. Government Securities-PAM
	12/31/2004	(1)	5,671	1.03 to 1.02	5,823	7.89	1.05 to 2.00	1.83 to 0.88
	12/31/2003	(1)	0.00	1.01 to 1.01	0.00	0.00	1.05 to 2.00	1.11 to 0.96

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .75% of the average contract owner's account value depending on the options selected. Refer to you product's prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
1.50%	May 1, 2002
1.75%	May 1, 2002
1.90%	May 1, 2002
2.00%	May 1, 2002
1.05%	May 1, 2003
1.30%	May 1, 2003
1.80%	May 1, 2003

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	2004 Total Return Range
AIM V.I. Capital Appreciation	5.31% to 4.24%
AIM V.I. Core Equity	7.62% to 6.54%
AIM V.I. International Growth	22.47% to 21.27%
AIM V.I. Premier Equity	4.46% to 3.42%
AIM V.I. Dent Demographic Trends	6.91% to 5.78%
AllianceBernstein Premier Growth	7.22% to 6.21%
AllianceBernstein Technology	3.99% to 3.02%
Davis Value	11.16% to 10.12%
Evergreen VA	7.05% to 6.01%
Evergreen VA Foundation	4.99% to 3.95%
Evergreen VA Growth & Income	7.86% to 6.79%
Evergreen VA International Equity	17.73% to 16.50%
Evergreen VA Growth	12.45% to 11.34%
Evergreen VA High Income	7.34% to 6.26%
Evergreen VA Omega	5.89% to 4.87%
Federated American Leaders Fund II	8.64% to 7.62%
Federated High Income Bond Fund II	9.31% to 8.29%
Federated Kaufmann Fund II	13.46% to 12.40%
MFS Emerging Growth	11.56% to 10.50%
MFS Research	14.42% to 13.29%
MFS Total Return	9.94% to 8.84%
MFS Utilities	28.59% to 27.29%
Oppenheimer Capital Appreciation	5,61% to 4.52%
Oppenheimer Main Street	8.10% to 7.00%
Oppenheimer Balanced	8.74% to 7.63%
Oppenheimer Strategic Bond	7.33% to 6.30%
Putnam VT Global Equity	12.50% to 11.45%
Putnam VT Growth & Income	9.95% to 8.93%
Putnam VT Growth Opportunities	.68% to (.26)%
Putnam VT Money Market	(.40)% to (1.32)%
Putnam VT New Value	14.23% to 13.16%
Fidelity-VIP Equity-Income	10.07% to 9.05%
Fidelity-VIP Growth	2.05% to 1.10%
Fidelity-VIP Index 500	9.25% to 8.17%
Fidelity-VIP Investment Grade Bond	3.16% to 2.14%
Templeton Global Asset Allocation	14.51% to 13.44%
Franklin Small Cap	10.31% to 9.28%
Templeton Developing Markets Securities	23.41% to 22.26%
Franklin Small Cap Value Securities	22.46% to 21.31%
Mutual Shares Securities	11.46% to 10.42%
Asset Allocation - Growth	12.72% to 11.66%
Asset Allocation - Conservative	8.31% to 7.29%
Asset Allocation - Moderate	9.97% to 8.94%
Asset Allocation - Moderate Growth	11.98% to 10.94%
Capital Guardian Global	9.45% to 8.43%
Capital Guardian U.S. Equity	8.35% to 7.34%
Capital Guardian Value	15.17% to 14.10%
Federated Growth & Income	7.84% to 6.83%
PIMCO Total Return	3.13% to 2.17%
Transamerica Equity	14.41% to 13.35%

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	2003 Total Return Range
AIM V.I. Capital Appreciation	22.12% to 27.92%
AIM V.I. Core Equity	20.39% to 22.89%
AIM V.I. Premier Growth	17.31% to 25.54%
AIM V.I. Dent Demographic Trends	24.62% to 35.77%
AllianceBernstein Premier Growth	14.74% to 21.84%
AllianceBernstein Technology	31.54% to 42.02%
Davis Value	24.43% to 28.16%
Evergreen VA	20.47% to 25.87%
Evergreen VA Foundation	10.97% to 14.35%
Evergreen VA Growth & Income	23.14% to 28.54%
Evergreen VA Growth	31.01% to 37.28%
Evergreen VA High Income	8.06% to 16.81%
Evergreen VA Omega	29.27% to 38.31%
Federated American Leaders Fund II	25.11% to 26.12%
Federated High Income Bond Fund II	10.51% to 20.71%
MFS Emerging Growth	19.09% to 28.62%
MFS Research	17.93% to 23.17%
MFS Total Return	12.06% to 14.89%
MFS Utilities	22.45% to 34.22%
Oppenheimer Capital Appreciation	22.67% to 29.33%
Oppenheimer Main Street	20.52% to 25.16%
Oppenheimer Multiple Strategies	17.67% to 23.42%
Oppenheimer Strategic Bond	7.71% to 16.61%
Putnam VT Global Equity	24.06% to 27.64%
Putnam VT Growth & Income	22.78% to 25.81%
Putnam VT Growth Opportunities	14.25% to 21.54%
Putnam VT New Value	28.66% to 30.84%
Fidelity-VIP High Income	11.69% to 25.40%
Fidelity-VIP Equity-Income	25.56% to 28.42%
Fidelity-VIP Growth	24.26% to 30.91%
Fidelity-VIP Index 500	20.78% to 26.82%
Fidelity-VIP Investment Grade Bond	.70% to 3.91%
Fidelity-VIP Growth Opportunities	20.58% to 28.06%
Templeton Global Asset Allocation	25.96% to 30.33%
Franklin Small Cap	31.38% to 35.54%
Templeton Developing Markets Securities	44.41% to 51.10%

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	2002 Total Return Range
AIM V.I. Capital Appreciation	(25.40) to (20.61)
AIM V.I. Core Equity	(16.75) to (15.37)
AIM V.I. International Growth	(31.22) to (23.02)
AIM V.I. Dent Demographic Trends	(33.14) to (26.28)
AllianceBernstein Premier Growth	(31.80) to (21.76)
AllianceBernstein Technology	(42.61) to (32.28)
Davis Value	(17.42) to (15.38)
Evergreen VA	(23.30) to (18.05)
Evergreen VA Foundation	(10.91) to (7.81)
Evergreen VA Global Leaders	(21.37) to (20.41)
Evergreen VA Capital Growth	(23.59) to (19.06)
Evergreen VA Growth	(27.92) to (24.60)
Evergreen VA Blue Chip	(23.13) to (19.80)
Evergreen VA Omega	(26.41) to (20.10)
Federated American Leaders II	(21.32) to (19.38)
MFS Emerging Growth	(34.68) to (25.27)
MFS Research	(25.58) to (21.46)
MFS Utilities	(23.82) to (16.24)
Oppenheimer Capital Appreciation	(27.87) to (21.33)
Oppenheimer Main Street	(19.92) to (19.41)
Oppenheimer Multiple Strategies	(11.64) to (10.20)
Putnam VT Global Equity	(23.47) to (17.51)
Putnam VT Growth & Income	(20.11) to (18.56)
Putnam VT Growth Opportunities	(30.47) to (20.24)
Fidelity-VIP Index 500	(23.32) to (18.93)
Fidelity-VIP Growth Opportunities	(22.99) to (18.25)
Templeton Foreign Securities	(19.69) to (21.57)
Templeton Global Asset Allocation	(5.71) to (9.34)
Franklin Small Cap	(29.67) to (23.98)

Retirement Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2004

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge of 1.05%, 1.25%, 1.30%, 1.40%, 1.50%, 1.75%, 1.80%, 1.90%, 2.00% (depending on the death benefit selected) is assessed.

An administrative charge of .15% annually is deducted from the client values of the subaccounts of the Mutual Fund Account. This charge is assessed daily along with an annual policy fee of the lesser of 2% of the policy value or $30 per contract. The annual policy fee is deducted proportionately from the subaccounts’ accumulated values. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:

(1)	(a)	Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

(2)		Not Applicable.

(3)	(a)	Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc. Note 2.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company on its own behalf and on behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 5.

	(a)	(2)	Termination of Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities Inc. Note 6

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 5.

(4)	(a)		Form of Policy for the Retirement Income Builder Variable Annuity. Note 2

	(b)		Form of Policy Endorsements for the Retirement Income Builder Variable Annuity. Note 6. (Allocation of Premium Payments)

	(c)		Form of Policy Rider for the Retirement Income Builder Variable Annuity. (GMIB) Note 7.

	(d)		Form of Policy Endorsement for the Retirement Income Builder Variable Annuity (403(b)) Note 7.

	(e)		Form of Policy Rider for the Retirement Income Builder Variable Annuity (Additional Death Distribution). Note 11

(4)	(f)		Form of Policy for Portfolio Select Variable Annuity. Note 16

(4)	(g)		Form of Policy Endorsement for Portfolio Select Variable Annuity (Initial Payment Guarantee). Note 12

(4)	(h)		Form of Policy Rider for Portfolio Select Variable Annuity (Managed Annuity Program). Note 13

(4)	(i)		Form of Policy Rider for Portfolio Select Variable Annuity (Beneficiary Earnings Enhancement—Extra). Note 16

(4)	(j)		Form of Policy Rider for Portfolio Select Variable Annuity (Liquidity Rider). Note 16

(4)	(k)		Form of Policy Rider for Portfolio Select Variable Annuity (Enhancement Rider). Note 17.

(4)	(l)		Form of Policy Rider (MAPII). Note 18

(4)	(m)		Form of Policy Rider (GPS). Note 21

(4)	(n)		Form of Policy Rider (5 For Life). Note 24

(5)	(a)		Form of Application for the Retirement Income Builder Variable Annuity. Note 3

	(b)		Form of Application for the First Union “Flexible Premium Individual Deferred” Variable Annuity. Note 5.

(5)	(b)	(1)	Amended form of Application for the First Union “Flexible Premium Individual Deferred” Variable Annuity. Note 9.

(5)	(b)	(2)	Form of Application for Portfolio Select Variable Annuity. Note 17

	(b)	(3)	Form of Application for Portfolio Select Variable Annuity. Note 19

	(c)		Form of Application for the Retirement Income Builder Variable Annuity. Note 5.

(5)	(c)	(1)	Amended form of Application for the Retirement Income Builder Variable Annuity. Note 9.

(5)	(c)	(2)	Form of Application for Retirement Income Builder Variable Annuity. Note 17

	(c)	(3)	Form of Application for RIB. Note 19

	(d)		Form of Application for the Multi-Manager Retirement Income Builder “Flexible Premium Individual Deferred Variable Annuity.” Note 6.

(5)	(d)	(1)	Amended form of Application for the Multi-Manager Retirement Income Builder “Flexible Premium Individual Deferred Variable Annuity.” Note 9.

(5)	(d)	(2)	Amended form of Application for the Retirement Income Builder II. Note 11.

(5)	(d)	(3)	Form of Application for Retirement Income Builder II Variable Annuity. Note 17

	(d)	(4)	Form of Application for RIB II. Note 19

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 1.

	(b)		ByLaws of PFL Life Insurance Company. Note 1.

(7)			Not Applicable.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Fidelity Distributors Corporation and Addendum thereto. Note 2

(8)	(a)	(1)	Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation (Underwriter), and PFL Life Insurance Company (Depositor). Note 3

(8)	(a)	(2)	Addendum to Participation Agreement between Variable Insurance Product Funds, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 5.

(8)	(a)	(3)

Addendums to Participation Agreements between PFL Life Insurance Company, Fidelity Distributors and Variable Insurance Products Funds, Variable Insurance Products Funds II, and Variable Insurance Products Funds III. Note 8.

(8)	(a)	(4)

Amended Schedule A to Participation Agreements between PFL Life Insurance Company, Fidelty Distributors and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III. Note 9.

(8)	(b)		Participation Agreement by and among AIM Variable Insurance Funds, Inc., PFL Life Insurance Company, and AFSG Securities Corporation. Note 6

(8)	(b)	(1)	Amendment No.1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 6.

(8)	(b)	(2)	Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 9.

(8)	(c)		Form of Participation Agreement by and between PFL Life Insurance Company and Evergreen Variable Trust. Note 5

	(c)	(1)	Addendum to Participation Agreement between PFL Life Insurance Company and Evergreen Variable Trust. Note 8.

(8)	(c)	(2)	Addendum No. 2 to Participation Agreement between PFL Life Insurance Company and Evergreen Variable Trust. Note 9.

	(c)	(3)	Addendum No. 3 to Participation Agreement between PFL Life Insurance Company and Evergreen Variable Trust. Note 11

(8)	(d)		Amended Exhibit A and Exhibit B to Participation Agreement by and between PFL Life Insurance Company, Federated Insurance Series and Federated Securities Corp. Note 5

(8)	(d)	(1)	Second Amendment Exhibit A and Exhibit B to Participation Agreement by and between PFL Life Insurance Company, Federated Insurance Series and Federated Securities Corp. Note 9.

(8)	(d)	(2)	Amended Exhibit A and Exhibit B Effective December 1, 2003. Note 20

(8)	(e)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 4

(8)	(e)	(1)	Addendum to Participation Agreement, dated as of November 24, 1997 by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and PFL Life Insurance Company. Note 6.

(8)	(e)	(2)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 8.

(8)	(f)		Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and PFL Life Insurance Company. Note 4

(8)	(f)	(1)	Amendment to Participation Agreement, dated as of December 15, 1997 by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and PFL Life Insurance Company. Note 6.

(8)	(g)		Participation Agreement by and between Putnam Variable Trust, Putnam Mutual Funds Corp. and PFL Life Insurance Company. Note 6

(8)	(g)	(1)	Amended Schedule A to Participation Agreement by and between Putman Variable Trust, Putman Mutual Funds Corp. and PFL Life Insurance Company. Note 9.

(8)	(h)

Amendment to Participation Agreement, dated as of April 15, 1997, between Dreyfus Variable Investment Fund, the Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index fund, Inc., (d/b/a Dreyfus Stock Index fund), and, PFL Life Insurance Company. Note 6.

(8)	(i)		Amendment No. 5 to Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of

Ohio, and PFL Life Insurance Company. Note 7.

(8) (i) (1)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 20.

(8) (i) (2)	Amendment No. 31 to Participation Agreement (ATST) Note 23.

(8) (i) (3)	Amendment No. 32 to Participation Agreement (ATST) Note 24

(j)	Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and PFL Life Insurance Company. Note 8.

(8) (j) (1)	Revised Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and PFL Life Insurance Company. Note 11.

(8) (j) (2)	Amendment No. 2 to Participation Agreement (Franklin Templeton). Note 24

(k)	Participation Agreement between Mentor Variable Investment Portfolios and PFL Life Insurance Company. Note 9.

(8) (l)	Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC. and PFL Life Insurance Company. Note 9

(8) (m)	Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 9

(8) (m) (1)	Termination of Participation Agreement (Transamerica). Note 13

(8) (m) (2)	Participation Agreement (Transamerica) Note 13.

(8) (m) (3)	Addendum to January 1, 2000 Transamerica Variable Insurance Fund, Inc. Participation Agreement for Transamerica Life Insurance Company. Note 13

(8) (n)	Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 10

(8) (n) (1)	Amendment No 1 to Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 14

(8) (o)	Participation Agreement between Nations Separate Account Trust, Transamerica Life Insurance Company, Stephens Inc., and AFSG Securities Corporation. Note 14

(9) (a)	Opinion and Consent of Counsel. Note 24

(9) (b)	Consent of Counsel. Note 24

(10) (a)	Consent of Independent Registered Public Accounting Form. Note 24

(10) (b)	Opinion and Consent of Actuary. Note 24

(11)	Not applicable.

(12)	Not applicable.

(13) (a)	Performance Data Calculations (PFL RIB). Note 24

(13) (b)	Performance Data Calculations. (PFL RIBII). Note 24

(13) (c)	Performance Data Calculations. (Portfolio Select). Note 24

(14)

Powers of Attorney. Note 1. (Patrick S. Baird, Craig D. Vermie, William L. Busler, Douglas C. Kolsrud, Robert J. Kontz) Note 2. (Brendy K. Clancy) Note 6 (Larry N. Norman) Note 11 (Bart Herbert, Jr.) Note 17 (Christopher H. Garrett, Arthur C. Schneider).(Ron L. Zigler) Note 22

Note 1.	Filed with one Initial filing of this Form N-4 Registration Statement (File No. 333-7509) on July 3, 1996.

Note 2.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

Note 3.	Filed with Post-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.

Note 4.	Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.

Note 5.	Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement (File No. 333-7509) on April 30, 1998.

Note 6.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.

Note 7.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-7509) on January 22, 1999.

Note 8.	Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.

Note 9.	Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (File No. 333-7509) on April 27, 2000.

Note 10.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.

Note 11.	Filed with Post Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 333-7509) on April 30, 2001.

Note 12.	Incorporated by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.

Note 13.	Incorporated by Reference to Post Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.

Note 14.	File with Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-7509) on January 18, 2002.

Note 15.	Filed with Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 2002.

Note 16.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-87792) on July 15, 2002.
Note 17.	Filed with Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 333-7509) on October 11, 2002.
Note 18.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.

Note 19.	Filed with Post-Effective No. 17 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 2003.

Note 20.	Filed with Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 333-7509) on April 30, 2004.

Note 21.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-112089) on January 22, 2004.

Note 22.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-116562) on June 17, 2004.

Note 23.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.

Note 24.	Filed herewith.

Item 25.    Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
Larry N. Norman 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Director, Chairman of the Board and President

Ron L. Zigler 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Director, Vice President and Actuary

Craig D. Vermie 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Director, Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Director, Vice President and Chief Tax Officer

Robert J. Kontz 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Director, Vice President, Treasurer and Chief Financial Officer

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company
ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Investment counsel and portfolio manager
AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealer
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund issuer
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.
AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,024 shares (75.58%); AEGON USA, Inc. owns 3,238 shares (24.42%)	Holding company
AEGON U.S. Holding Corporation	Delaware	1046 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company
AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Series Fund, Inc.	Maryland	100% AEGON/Transamerica Fund Advisors, Inc.	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary
Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive
Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance
Bankers Mortgage Company of CA	California	100% TRS	Investment management
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company
BF Equity LLC	New York	100% RCC North America LLC	Real estate
Buena Sombra Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency
BWAC Credit Corporation	Delaware	100% TCFCII	Inactive
BWAC International Corporation	Delaware	100% TCFCII	Retail appliance and furniture stores
BWAC Seventeen, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company
BWAC Twenty-One, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Camden Asset Management, LP	CA	Partners are: Limited Partner -Monumental Life Insurance Company (47.136%); General Partner - non-affiliate of AEGON, Harpenden (38.114%). Various individuals own the balance of shares.	Investment advisor.
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings
Capital General Development Corporation	Delaware	100% Commonwealth General Corporation	Holding company
Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company
Common Wealth Insurance Agency Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 109th Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Rockbeach, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments
Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments
Garnet LIHTC Fund III, LLC	Delaware	100% Garnet Community Investments III, LLC	Investments
Garnet LIHTC Fund IV, LLC	Delaware	100% Garnet Community Investments IV, LLC	Investments
Garnet LIHTC Fund V, LLC	Delaware	100% Garnet Community Investments V, LLC	Investments
Garnet LIHTC Fund VI, LLC	Delaware	100% Garnet Community Investments VI, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
Great Companies, L.L.C.	Iowa	47.50% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts
Greybox L.L.C.	Delaware	100% Transamerica Leasing Holdings, Inc.	Intermodal freight container interchange facilitation service
Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive — this entity is in the process of being liquidated
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
Insurance Consultants, Inc.	Nebraska	100% Commonwealth General Corporation	Brokerage
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance
JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator
Monumental General Casualty Co.	Maryland	100% AEGON USA, Inc.	Insurance
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
Parkland Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance company
Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%).	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.	Reinsurance
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales
Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC	Special purpose corporation
Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 37.25% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25% TALIAC; 7.5% Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 27% Transamerica Life Insurance Co.; 23% TOLIC; 19% TALIAC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A LLC	Delaware	Members: 33.4% LIICA; 32% PBLIC; 10% TOLIC; 9.4% MLIC; 9.4% Transamerica Financial Life Insurance Company; 4.8% TALIAC; 1% Stonebridge Life Insurance Co.	Real estate alternatives investment
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management
Retirement Project Oakmont	CA	General Partners: Transamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company
Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	197,920 shares of Common Stock owned by AEGON U.S. Corporation; 302,725 shares of Common Stock owned by AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
TA Air X, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company
TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
TCFC Tax Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust
The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco
The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
The Whitestone Corporation	Maryland	100% AEGON USA, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Alquiler de Trailers, S.L.	Spain	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds
Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company
Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Consumer Mortgage Receivables Corporation	Delaware	100% Transamerica Consumer Finance Holding Company	Securitization company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company
Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Distribution Services, Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Dormant
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 78%; AUSA Holding Co. owns 22%	Fund advisor
Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund
Transamerica Funding LP	U.K.	98% Transamerica Leasing Holdings, Inc.; 1% Transamerica Distribution Services, Inc.; 1% BWAC Twenty One, Inc.	Intermodal leasing
Transamerica GmbH, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% TCFC Asset Holdings, Inc.	Consumer mortgages
Transamerica IDEX Mutual Funds	Massachusetts	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Index Funds, Inc.	Maryland	100% Transamerica Investment Management, LLC	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% Transamerica Corp.	Investments
Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance
Transamerica Investment Management, LLC	Delaware	21% Transamerica Investment Services, Inc. as Original Member; 21% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment adviser
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser
Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor
Transamerica Leasing Coordination Center	Belgium	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Leasing Holdings, Inc.	Delaware	100% TA Leasing Holding Company, Inc.	Holding company
Transamerica Life Canada	Canada	100% AEGON Canada Inc.	Life insurance company
Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by AEGON USA, Inc.; 34,295 shares Common Stock owned by Transamerica Life Insurance and Annuity Company; 42,500 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Premier Funds	Maryland	100% Transamerica Investors, Inc.	Investments
Transamerica Products I, Inc.	California	100% TPI	Co-general partner
Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments
Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Holdings I Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Holdings II Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Holdings III Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing A/S	Denmark	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing AB	Sweden	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing GmbH	Germany	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Limited	U.K.	100% Transamerica Commercial Holdings Limited	Leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Trailer Leasing S.N.C.	France	99.99% owned by Greybox LLC; .01% owned by Transamerica Trailer Holdings III, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Transport Inc.	New Jersey	100% Transamerica Leasing Holdings, Inc.	Dormant
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	This entity is in the process of being liquidated
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor
Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Propreties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Holdings Limited	Inactive - commercial finance
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer
Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency
ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27.    Number of Contract Owners

As of December 31, 2004, there were 18,449 Owners of the Policies.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

(a)	AFSG Securities Corporation serves as the principal underwriter for:

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account C, Separate Account VA-2LNY, TFLIC Series Life Account, and TFLIC Series Annuity Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of AFSG Securities Corporation:

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President

Lisa Wachendorf	(1)	Director, Vice President and Chief Compliance Officer

Frank A. Camp	(1)	Secretary

Darin D. Smith	(1)	Vice President and Assistant Secretary

Linda Gilmer	(1)	Assistant Treasurer

Teresa L. Stolba	(1)	Assistant Compliance Officer

Kim D. Day	(2)	Director and Vice President

John K. Carter	(2)	Vice President

Kyle A. Kellan	(2)	Vice President

Priscilla I. Hechler	(2)	Assistant Secretary and Assistant Vice President

Thomas R. Moriarty	(2)	Vice President

Clifton W. Flenniken, III	(3)	Assistant Treasurer

Emily Monroe Bates	(4)	Assistant Treasurer

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	111 North Charles Street, Baltimore, MD 21201
(4)	400 West Market Street, Louisville, KY 40202

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)		Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation	$5,616,766.40	(a)	0	0	0
AFSG Securities Corporation	$220,148.43	(b)	0	0	0
AFSG Securities Corporation	$196,594.18	(c)	0	0	0

(1)	Fiscal Year 2004
(a)	Portfolio Select
(b)	RIB
(c)	RIB II

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.    Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.    Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25th day of April, 2005.

RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

TRANSAMERICA LIFE INSURANCE COMPANY Depositor

*
Larry N. Norman President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Ron L. Zigler	Director, Vice President, and Actuary	, 2005

/s/ Craig D. Vermie Craig D. Vermie	Director	April 25, 2005

* Larry N. Norman	Director (Principal Executive Officer)	, 2005

* Arthur C. Schneider	Director	, 2005

* Robert J. Kontz	Vice President and Corporate Controller	, 2005

* Brenda K. Clancy	Director, Vice President, Treasurer, and Chief Financial Officer	, 2005

*	By Craig D. Vermie, Attorney-in-Fact

Registration No.

333 - 7509

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(4)(n)	Form of 5 For Life Policy Rider

(8)(i)(3)	Amendment No. 32 to Participation Agreement (ATST)

(8)(j)(2)	Amendment No. 2 to Participation Agreement (Franklin/Templeton)

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Opinion and Consent of Actuary

(13)(a)	Performance Data Calculations (RIB)

(13)(b)	Performance Data Calculations (RIB II)

(13)(c)	Performance Data Calculations (Portfolio Select)

*	Page numbers included only in manually executed original.